UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number     811-10385

                                                                          Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                                          Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Audrey L. Cheng

Vice President of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                                             Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:        949-219-3202

Date of fiscal year end:    March 31

Date of reporting period:     June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	1,162,628	$12,033,200
Pacific Funds Floating Rate Income ‘P’	1,018,201	10,263,462
Pacific Funds High Income ‘P’	972,563	9,783,987
PF Inflation Managed Fund ‘P’	2,396,965	21,452,837
PF Managed Bond Fund ‘P’	9,775,025	102,246,763
PF Short Duration Bond Fund ‘P’	3,900,986	38,307,682
PF Emerging Markets Debt Fund ‘P’	1,675,587	14,510,583
PF Large-Cap Value Fund ‘P’	241,306	4,189,079
PF Small-Cap Value Fund ‘P’	120,076	1,428,905
PF Emerging Markets Fund ‘P’	422,937	7,012,297
PF International Large-Cap Fund ‘P’	34,334	715,518
PF International Small-Cap Fund ‘P’	257,628	2,800,416
PF International Value Fund ‘P’	102,108	990,450
PF Real Estate Fund ‘P’	118,630	1,495,929
PF Currency Strategies Fund ‘P’	580,114	5,395,055
PF Equity Long/Short Fund ‘P’	588,291	5,206,375
PF Global Absolute Return Fund ‘P’	589,022	5,389,550
PF Multi-Asset Fund ‘P’ *	5,074,237	48,966,388

Total Affiliated Mutual Funds (Cost $289,169,826)		292,188,476

TOTAL INVESTMENTS - 100.2% (Cost $289,169,826)		292,188,476

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(591,109)

NET ASSETS - 100.0%		$291,597,367

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,366,132	$14,139,467
Pacific Funds Floating Rate Income ‘P’	1,509,333	15,214,075
Pacific Funds High Income ‘P’	1,097,404	11,039,884
PF Inflation Managed Fund ‘P’	2,009,423	17,984,333
PF Managed Bond Fund ‘P’	11,963,763	125,140,963
PF Short Duration Bond Fund ‘P’	3,057,488	30,024,535
PF Emerging Markets Debt Fund ‘P’	2,235,208	19,356,901
Pacific Funds Small-Cap Growth ‘P’	112,527	1,483,100
PF Developing Growth Fund ‘P’ *	37,174	634,196
PF Large-Cap Value Fund ‘P’	345,347	5,995,224
PF Small-Cap Value Fund ‘P’	355,963	4,235,959
PF Emerging Markets Fund ‘P’	1,002,825	16,626,847
PF International Large-Cap Fund ‘P’	101,774	2,120,968
PF International Small-Cap Fund ‘P’	763,567	8,299,972
PF International Value Fund ‘P’	281,030	2,725,996
PF Real Estate Fund ‘P’	351,707	4,435,024
PF Currency Strategies Fund ‘P’	860,036	7,998,332
PF Equity Long/Short Fund ‘P’	871,850	7,715,870
PF Global Absolute Return Fund ‘P’	873,115	7,989,007
PF Multi-Asset Fund ‘P’ *	13,377,499	129,092,861

Total Affiliated Mutual Funds (Cost $425,585,388)		432,253,514

TOTAL INVESTMENTS - 100.1% (Cost $425,585,388)		432,253,514

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(398,615)

NET ASSETS - 100.0%		$431,854,899

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$292,188,476	$292,188,476	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$432,253,514	$432,253,514	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	2,590,450	$26,811,157
Pacific Funds Floating Rate Income ‘P’	1,944,522	19,600,784
Pacific Funds High Income ‘P’	2,587,419	26,029,431
PF Inflation Managed Fund ‘P’	2,946,641	26,372,436
PF Managed Bond Fund ‘P’	23,160,757	242,261,520
PF Short Duration Bond Fund ‘P’	3,996,221	39,242,891
PF Emerging Markets Debt Fund ‘P’	2,986,528	25,863,330
Pacific Funds Small-Cap Growth ‘P’	724,846	9,553,470
PF Comstock Fund ‘P’	18,607	301,428
PF Developing Growth Fund ‘P’ *	186,236	3,177,190
PF Growth Fund ‘P’	2,370,520	64,169,978
PF Large-Cap Growth Fund ‘P’	3,734	43,461
PF Large-Cap Value Fund ‘P’	4,449,334	77,240,432
PF Main Street Core Fund ‘P’	17,231	254,497
PF Mid-Cap Value Fund ‘P’	5,622	72,911
PF Small-Cap Value Fund ‘P’	2,675,246	31,835,426
PF Emerging Markets Fund ‘P’	3,768,639	62,484,035
PF International Large-Cap Fund ‘P’	1,028,032	21,424,185
PF International Small-Cap Fund ‘P’	2,869,501	31,191,481
PF International Value Fund ‘P’	3,015,589	29,251,214
PF Real Estate Fund ‘P’	1,057,314	13,332,728
PF Currency Strategies Fund ‘P’	2,441,701	22,707,814
PF Equity Long/Short Fund ‘P’	2,337,723	20,688,850
PF Global Absolute Return Fund ‘P’	2,340,999	21,420,137
PF Multi-Asset Fund ‘P’ *	49,311,065	475,851,779

Total Affiliated Mutual Funds (Cost $1,198,302,116)		1,291,182,565

TOTAL INVESTMENTS - 100.1% (Cost $1,198,302,116)		1,291,182,565

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,511,277)

NET ASSETS - 100.0%		$1,289,671,288

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	908,029	$9,398,096
Pacific Funds Floating Rate Income ‘P’	980,565	9,884,099
Pacific Funds High Income ‘P’	978,569	9,844,403
PF Inflation Managed Fund ‘P’	557,216	4,987,084
PF Managed Bond Fund ‘P’	8,118,481	84,919,316
PF Emerging Markets Debt Fund ‘P’	2,258,961	19,562,599
Pacific Funds Small-Cap Growth ‘P’	804,147	10,598,663
PF Developing Growth Fund ‘P’ *	225,401	3,845,347
PF Growth Fund ‘P’	2,617,939	70,867,612
PF Large-Cap Value Fund ‘P’	5,048,222	87,637,132
PF Small-Cap Value Fund ‘P’	2,428,215	28,895,760
PF Emerging Markets Fund ‘P’	3,420,514	56,712,113
PF International Large-Cap Fund ‘P’	1,110,849	23,150,082
PF International Small-Cap Fund ‘P’	2,604,443	28,310,300
PF International Value Fund ‘P’	3,244,364	31,470,329
PF Real Estate Fund ‘P’	799,727	10,084,561
PF Currency Strategies Fund ‘P’	1,412,370	13,135,041
PF Equity Long/Short Fund ‘P’	1,446,698	12,803,282
PF Global Absolute Return Fund ‘P’	1,448,768	13,256,223
PF Multi-Asset Fund ‘P’ *	46,155,071	445,396,435

Total Affiliated Mutual Funds (Cost $871,822,718)		974,758,477

TOTAL INVESTMENTS - 100.1% (Cost $871,822,718)		974,758,477

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,261,072)

NET ASSETS - 100.0%		$973,497,405

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,291,182,565	$1,291,182,565	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$974,758,477	$974,758,477	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Floating Rate Income ‘P’	334,952	$3,376,320
PF Emerging Markets Debt Fund ‘P’	385,836	3,341,343
Pacific Funds Small-Cap Growth ‘P’	374,595	4,937,159
PF Developing Growth Fund ‘P’ *	96,249	1,642,010
PF Growth Fund ‘P’	1,316,940	35,649,560
PF Large-Cap Value Fund ‘P’	1,973,544	34,260,728
PF Small-Cap Value Fund ‘P’	1,106,015	13,161,583
PF Emerging Markets Fund ‘P’	1,363,291	22,603,368
PF International Large-Cap Fund ‘P’	529,675	11,038,435
PF International Small-Cap Fund ‘P’	1,038,028	11,283,366
PF International Value Fund ‘P’	1,544,917	14,985,698
PF Real Estate Fund ‘P’	409,789	5,167,439
PF Currency Strategies Fund ‘P’	371,101	3,451,243
PF Equity Long/Short Fund ‘P’	366,084	3,239,847
PF Global Absolute Return Fund ‘P’	366,593	3,354,328
PF Multi-Asset Fund ‘P’ *	16,535,542	159,567,983

Total Affiliated Mutual Funds (Cost $282,440,688)		331,060,410

TOTAL INVESTMENTS - 100.1% (Cost $282,440,688)		331,060,410

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(373,067)

NET ASSETS - 100.0%		$330,687,343

	Shares	Value

AFFILIATED MUTUAL FUNDS - 99.7%

Pacific Funds Floating Rate Income ‘P’	373,728	$3,767,176
PF Inflation Managed Fund ‘P’	235,267	2,105,642
PF Emerging Markets Debt Fund ‘P’	656,412	5,684,526
PF Emerging Markets Fund ‘P’	164,595	2,728,981
PF International Small-Cap Fund ‘P’	250,016	2,717,677
PF Real Estate Fund ‘P’	105,247	1,327,162
PF Currency Strategies Fund ‘P’	932,955	8,676,479
PF Equity Long/Short Fund ‘P’	461,778	4,086,736
PF Global Absolute Return Fund ‘P’	1,008,608	9,228,763

Total Affiliated Mutual Funds (Cost $40,897,817)		40,323,142

TOTAL INVESTMENTS - 99.7% (Cost $40,897,817)		40,323,142

OTHER ASSETS & LIABILITIES, NET - 0.3%		128,142

NET ASSETS - 100.0%		$40,451,284

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$331,060,410	$331,060,410	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$40,323,142	$40,323,142	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 65.9%

Basic Materials - 1.5%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$3,000,000	$2,981,024
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	3,000,000	2,880,372
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	700,000	698,634

		6,560,030

Communications - 6.7%

Alibaba Group Holding Ltd (China)
2.800% due 06/06/23	1,700,000	1,637,386
3.125% due 11/28/21	2,856,000	2,829,736
AT&T Inc 3.200% due 03/01/22	3,000,000	2,945,672
Charter Communications Operating LLC 3.579% due 07/23/20	3,738,000	3,739,281
DISH DBS Corp 5.125% due 05/01/20	2,000,000	1,987,500
eBay Inc 3.229% (USD LIBOR + 0.870%) due 01/30/23 §	1,750,000	1,759,066
Sprint Corp 7.250% due 09/15/21	1,000,000	1,042,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,625,000	1,610,781
Tencent Holdings Ltd (China)
2.875% due 02/11/20 ~	2,765,000	2,753,173
2.960% (USD LIBOR + 0.605%) due 01/19/23 § ~	3,000,000	2,997,241
Verizon Communications Inc
3.335% (USD LIBOR + 1.000%) due 03/16/22 §	2,250,000	2,286,898
3.443% (USD LIBOR + 1.100%) due 05/15/25 §	3,000,000	2,999,335
Vodafone Group PLC (United Kingdom) 3.290% (USD LIBOR + 0.990%) due 01/16/24 §	600,000	597,676

		29,186,245

Consumer, Cyclical - 6.6%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	2,885,274
Daimler Finance North America LLC (Germany) 2.300% due 02/12/21 ~	5,000,000	4,858,310
Delta Air Lines Inc
2.600% due 12/04/20	2,050,000	2,006,597
3.400% due 04/19/21	900,000	896,474
Ford Motor Credit Co LLC 3.606% (USD LIBOR + 1.270%) due 03/28/22 §	3,500,000	3,541,201
General Motors Financial Co Inc 3.644% (USD LIBOR + 1.310%) due 06/30/22 §	3,500,000	3,558,273
GLP Capital LP 4.875% due 11/01/20	1,750,000	1,774,063
Hyundai Capital America
2.400% due 10/30/18 ~	1,000,000	998,609
3.750% due 07/08/21 ~	2,100,000	2,098,941
Lennar Corp 4.500% due 06/15/19	1,500,000	1,509,375
Toll Brothers Finance Corp 4.000% due 12/31/18	3,350,000	3,357,956
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	764,806	767,196
4.750% due 10/11/23	543,585	547,308

		28,799,577

	Principal Amount	Value

Consumer, Non-Cyclical - 12.5%

AbbVie Inc 2.300% due 05/14/21	$2,000,000	$1,944,639
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	4,000,000	3,946,461
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.077% (USD LIBOR + 0.740%) due 01/12/24 §	1,350,000	1,363,006
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22 ~	2,000,000	1,919,067
2.945% (USD LIBOR + 0.590%) due 08/14/20 § ~	5,000,000	5,018,207
Bayer US Finance II LLC (Germany) 3.345% (USD LIBOR + 1.010%) due 12/15/23 § ~	600,000	600,416
Becton Dickinson and Co
2.133% due 06/06/19	4,650,000	4,622,911
3.209% (USD LIBOR + 0.875%) due 12/29/20 §	2,000,000	2,003,738
Campbell Soup Co 3.300% due 03/15/21	4,000,000	3,985,737
Cardinal Health Inc 3.111% (USD LIBOR + 0.770%) due 06/15/22 §	3,000,000	2,998,670
CHS/Community Health Systems Inc 5.125% due 08/01/21	500,000	465,000
CVS Health Corp 3.047% (USD LIBOR + 0.720%) due 03/09/21 §	2,000,000	2,010,858
Dr Pepper Snapple Group Inc 3.551% due 05/25/21 ~	3,000,000	3,004,473
General Mills Inc 3.363% (USD LIBOR + 1.010%) due 10/17/23 §	650,000	655,987
Humana Inc 2.625% due 10/01/19	2,500,000	2,486,100
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,480,938
Moody’s Corp 2.625% due 01/15/23	3,000,000	2,875,884
Mylan NV 2.500% due 06/07/19	1,650,000	1,642,873
Smithfield Foods Inc 2.700% due 01/31/20 ~	3,280,000	3,234,066
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	4,500,000	4,176,604
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	1,575,000	1,636,031
Zimmer Biomet Holdings Inc 3.076% (USD LIBOR + 0.750%) due 03/19/21 §	1,350,000	1,352,420

		54,424,086

Energy - 3.8%

Andeavor Logistics LP 3.500% due 12/01/22	900,000	879,985
BP Capital Markets PLC (United Kingdom) 2.237% due 05/10/19	2,000,000	1,992,409
Energy Transfer LP 4.200% due 09/15/23	1,750,000	1,748,996
EQT Corp 2.500% due 10/01/20	2,800,000	2,737,174
Harvest Operations Corp (South Korea) 4.200% due 06/01/23 ~	2,350,000	2,377,852
Kinder Morgan Inc 5.625% due 11/15/23 ~	3,000,000	3,194,455
Nabors Industries Inc 5.500% due 01/15/23	300,000	288,300

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Petrobras Global Finance BV (Brazil) 6.125% due 01/17/22	$1,154,000	$1,176,503
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,000,000	2,092,756

		16,488,430

Financial - 28.6%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	3,100,000	2,981,816
4.250% due 07/01/20	2,000,000	2,022,886
Air Lease Corp
2.500% due 03/01/21	2,000,000	1,948,321
2.750% due 01/15/23	2,000,000	1,906,444
Alexandria Real Estate Equities Inc REIT 4.000% due 01/15/24	1,250,000	1,257,941
American Express Co 2.200% due 10/30/20	2,000,000	1,954,308
American Tower Corp REIT 3.400% due 02/15/19	3,500,000	3,509,981
Ares Capital Corp 3.500% due 02/10/23	2,500,000	2,384,604
Australia & New Zealand Banking Group Ltd (Australia) 3.041% (USD LIBOR + 0.710%) due 05/19/22 § ~	3,000,000	3,014,108
Bank of America Corp
2.328% due 10/01/21	2,450,000	2,395,805
3.133% (USD LIBOR + 0.770%) due 02/05/26 §	3,000,000	2,948,900
3.542% (USD LIBOR + 1.180%) due 10/21/22 §	3,500,000	3,565,798
3.550% due 03/05/24	1,700,000	1,683,120
Barclays PLC (United Kingdom) 3.710% (USD LIBOR + 1.380%) due 05/16/24 §	1,350,000	1,339,917
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,330,149
Capital One Financial Corp 3.079% (USD LIBOR + 0.720%) due 01/30/23 §	1,625,000	1,616,602
Capital One NA 3.509% (USD LIBOR + 1.150%) due 01/30/23 §	1,625,000	1,638,733
CBOE Global Markets Inc 1.950% due 06/28/19	1,750,000	1,733,766
Citigroup Inc 3.730% (USD LIBOR + 1.430%) due 09/01/23 §	4,500,000	4,595,213
Citizens Bank NA 3.284% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,002,106
Cooperatieve Rabobank UA (Netherlands) 2.811% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	2,999,963
Credit Suisse Group AG (Switzerland) 3.536% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,018,536
Crown Castle International Corp REIT
2.250% due 09/01/21	3,000,000	2,877,750
4.875% due 04/15/22	2,000,000	2,063,056
Goldman Sachs Bank USA 3.200% due 06/05/20	2,000,000	2,007,838
HSBC Holdings PLC (United Kingdom)
3.262% due 03/13/23	3,400,000	3,331,594
3.837% (USD LIBOR + 1.500%) due 01/05/22 §	2,000,000	2,059,657
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	3,830,000	3,688,979
Jefferies Finance LLC 7.375% due 04/01/20 ~	1,000,000	1,009,730

	Principal Amount	Value

JPMorgan Chase & Co
3.092% (USD LIBOR + 0.730%) due 04/23/24 §	$4,000,000	$3,982,468
3.260% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,481,764
3.589% (USD LIBOR + 1.230%) due 10/24/23 §	1,500,000	1,528,111
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	3,000,000	2,896,319
Morgan Stanley
2.450% due 02/01/19	2,000,000	1,996,908
3.292% (USD LIBOR + 0.930%) due 07/22/22 §	4,000,000	4,033,973
3.759% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,535,241
Royal Bank of Scotland Group PLC (United Kingdom) 3.885% (USD LIBOR + 1.550%) due 06/25/24 §	1,400,000	1,398,244
Sumitomo Mitsui Financial Group Inc (Japan)
2.784% due 07/12/22	3,250,000	3,147,118
3.093% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	5,008,398
The Goldman Sachs Group Inc
3.139% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	2,001,353
3.368% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,777,731
3.491% (USD LIBOR + 1.170%) due 05/15/26 §	4,000,000	3,955,309
UBS AG (Switzerland) 2.450% due 12/01/20 ~	4,200,000	4,110,821
Wells Fargo & Co
2.625% due 07/22/22	4,400,000	4,240,782
3.450% due 02/13/23	3,000,000	2,942,242
Westpac Banking Corp (Australia) 2.903% (USD LIBOR + 0.570%) due 01/11/23 §	3,000,000	2,988,401

		123,912,804

Industrial - 2.6%

General Dynamics Corp 3.000% due 05/11/21	5,000,000	4,985,594
Masco Corp 3.500% due 04/01/21	2,811,000	2,808,933
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	750,000	745,320
Penske Truck Leasing Co LP 4.125% due 08/01/23 ~	2,750,000	2,760,376

		11,300,223

Technology - 0.8%

Dell International LLC 3.480% due 06/01/19 ~	2,500,000	2,506,870
Microchip Technology Inc 3.922% due 06/01/21 ~	800,000	801,815

		3,308,685

Utilities - 2.8%

Duke Energy Corp 2.400% due 08/15/22	2,150,000	2,069,214
Emera US Finance LP (Canada) 2.150% due 06/15/19	3,500,000	3,464,296
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,685,020
Sempra Energy 2.848% (USD LIBOR + 0.500%) due 01/15/21 §	3,000,000	3,001,748

		12,220,278

Total Corporate Bonds & Notes (Cost $289,117,156)		286,200,358

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 12.6%

Basic Materials - 0.3%

INEOS US Finance LLC Term B (Luxembourg) 4.094% (USD LIBOR + 2.000%) due 03/31/24 §	$497,500	$496,434
PQ Corp Term B 4.594% (USD LIBOR + 2.500%) due 02/08/25 §	982,563	981,846

		1,478,280

Communications - 2.8%

Altice US Finance I Corp Term B 4.344% (USD LIBOR + 2.250%) due 07/28/25 §	2,487,437	2,485,365
Avaya Inc Term B 6.323% (USD LIBOR + 4.250%) due 12/15/24 §	1,492,500	1,498,252
CSC Holdings LLC 4.323% (USD LIBOR + 2.250%) due 07/17/25 §	974,531	968,674
Frontier Communications Corp
6.193% (USD LIBOR + 3.875%) due 10/24/19 §	2,389,352	2,395,325
Term B
due 06/15/24 ¥	2,000,000	1,975,400
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	2,964,981	2,952,937

		12,275,953

Consumer, Cyclical - 3.4%

Bass Pro Group LLC Term B 7.094% (USD LIBOR + 5.000%) due 09/25/24 §	997,487	1,001,539
BJ’s Wholesale Club Inc Term B 5.530% (USD LIBOR + 3.750%) due 02/03/24 §	1,492,436	1,494,115
HD Supply Inc Term B-3 4.344% (USD LIBOR + 2.250%) due 08/13/21 §	1,256,135	1,260,689
Hilton Worldwide Finance LLC Term B-2 3.841% (USD LIBOR + 1.750%) due 10/25/23 §	2,305,297	2,306,618
Las Vegas Sands LLC Term B 3.844% (USD LIBOR + 1.750%) due 03/27/25 §	1,919,406	1,908,728
New Red Finance Inc Term B (Canada) 4.344% (USD LIBOR + 2.250%) due 02/17/24 §	1,466,756	1,460,559
Nexeo Solutions LLC Term B 5.584% (USD LIBOR + 3.250%) due 06/09/23 §	980,131	982,581
SeaWorld Parks & Entertainment Inc
Term B-2
4.344% (USD LIBOR + 2.250%) due 05/14/20 §	1,975,238	1,970,711
Term B-5
5.094% (USD LIBOR + 3.000%) due 03/31/24 §	1,484,962	1,477,074
Univar USA Inc Term B-3 4.594% (USD LIBOR + 2.500%) due 07/01/24 §	1,003,360	1,002,733

		14,865,347

	Principal Amount	Value

Consumer, Non-Cyclical - 1.7%

Albertson’s LLC Term B-4 4.844% (USD LIBOR + 2.750%) due 08/25/21 §	$2,539,830	$2,517,013
CHS/Community Health Systems Inc Term G 5.307% (USD LIBOR + 3.000%) due 12/31/19 §	1,952,381	1,947,621
US Foods Inc Term B 4.094% (USD LIBOR + 2.500%) due 06/27/23 §	1,470,000	1,470,459
Valeant Pharmaceuticals International Inc Term B 4.983% (USD LIBOR + 3.000%) due 05/30/25 §	1,500,000	1,497,008

		7,432,101

Energy - 0.4%

Arch Coal Inc Term B 4.844% (USD LIBOR + 2.750%) due 03/07/24 §	1,484,962	1,481,621

Financial - 0.9%

MGM Growth Properties Operating Partnership LP REIT Term B 4.094% (USD LIBOR + 2.000%) due 03/25/25 §	1,466,250	1,466,555
USI Inc Term B 5.334% (USD LIBOR + 3.000%) due 05/16/24 §	1,985,000	1,975,819
VICI Properties 1 LLC Term B 4.084% (USD LIBOR + 2.000%) due 12/22/24 §	477,273	474,986

		3,917,360

Industrial - 2.0%

Avolon (US) LLC Term B-3 (Ireland) 4.088% (USD LIBOR + 2.000%) due 01/15/25 §	1,985,000	1,964,257
Berry Plastics Global Inc Term Q 4.075% (USD LIBOR + 2.000%) due 10/01/22 §	1,205,010	1,205,010
BWAY Holding Co Term B 5.587% (USD LIBOR + 3.250%) due 04/03/24 §	742,500	744,125
Proampac PG Borrower LLC 5.610% (USD LIBOR + 3.500%) due 11/18/23 §	1,974,937	1,980,698
Reynolds Group Holdings Inc Term B 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	2,698,120	2,697,745

		8,591,835

Technology - 0.5%

Tempo Acquisition LLC Term B 5.094% (USD LIBOR + 3.000%) due 05/01/24 §	1,989,950	1,985,596

Utilities - 0.6%

Talen Energy Supply LLC Term B-1 6.094% (USD LIBOR + 4.000%) due 07/06/23 §	1,480,019	1,486,802
Vistra Operations Co LLC Term B-1 4.094% (USD LIBOR + 2.000%) due 08/04/23 §	1,203,107	1,196,249

		2,683,051

Total Senior Loan Notes (Cost $54,741,992)		54,711,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 15.5%

Ally Auto Receivables Trust
2.480% due 05/16/22	$535,000	$528,999
3.020% due 09/15/23	1,000,000	989,610
American Express Credit Account Master Trust 2.350% due 05/15/25	1,500,000	1,457,802
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	1,250,000	1,241,101
2.300% due 02/18/22	1,250,000	1,236,472
2.360% due 12/19/22	2,000,000	1,964,746
2.600% due 09/18/23	2,000,000	1,965,300
3.500% due 01/18/24	2,000,000	2,010,473
Birchwood Park CLO Ltd (Cayman) 3.528% (USD LIBOR + 1.180%) due 07/15/26 § ~	850,000	850,632
Carlyle Global Market Strategies CLO (Cayman)
3.138% (USD LIBOR + 1.050%) due 07/27/31 § ~	500,000	499,429
4.359% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,552,346
Chase Issuance Trust 1.270% due 07/15/21	1,300,000	1,281,376
CIFC Funding 2015-III Ltd (Cayman) 3.225% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,991,851
Citibank Credit Card Issuance Trust 1.750% due 11/19/21	1,000,000	985,502
Dryden Senior Loan Fund ‘A’ (Cayman) 3.190% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,999,716
Dryden Senior Loan Fund ‘A1’ (Cayman)
3.061% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,498,953
3.321% (USD LIBOR + 1.000%) due 07/17/31 § # ~	2,000,000	2,000,000
Ford Credit Auto Owner Trust
2.140% due 10/15/22	2,000,000	1,978,633
2.350% due 04/15/23	1,000,000	979,574
2.360% due 03/15/29 ~	3,000,000	2,895,881
2.500% due 05/15/24	1,750,000	1,713,618
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,400,000	1,407,691
OCP CLO Ltd (Cayman) 3.182% (USD LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	1,998,431
Octagon Investment Partners 25 Ltd (Cayman) 3.159% (USD LIBOR + 0.800%) due 10/20/26 § ~	4,000,000	4,000,181
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,600,000	1,569,519
Regatta IV Funding CLO Ltd (Cayman) 3.380% (USD LIBOR + 1.020%) due 07/25/26 § ~	1,000,000	1,001,079
Santander Drive Auto Receivables Trust
2.080% due 02/16/21	530,005	529,166
2.660% due 11/15/21	500,000	498,172
3.030% due 09/15/22	2,000,000	1,996,683
3.290% due 10/17/22	1,150,000	1,151,675
SLC Student Loan Trust
2.451% (USD LIBOR + 0.110%) due 03/15/27 §	1,483,068	1,478,519
3.205% (USD LIBOR + 0.875%) due 11/25/42 §	487,083	493,264
3.941% (USD LIBOR + 1.600%) due 12/15/32 §	459,823	475,520

	Principal Amount	Value

SLM Private Credit Student Loan Trust
2.631% (USD LIBOR + 0.290%) due 06/15/39 §	$1,866,272	$1,830,810
2.651% (USD LIBOR + 0.310%) due 12/15/38 §	800,000	781,266
SLM Private Education Loan Trust 3.500% due 06/15/44 ~	720,000	718,586
SLM Student Loan Trust
2.910% (USD LIBOR + 0.550%) due 04/27/26 § ~	400,929	402,009
2.990% (USD LIBOR + 0.630%) due 01/25/40 § ~	3,150,000	3,171,472
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	3,500,000	3,402,606
2.700% due 05/15/31 ~	911,653	892,991
2.973% (USD LIBOR + 0.900%) due 09/15/34 § ~	1,450,000	1,466,295
3.600% due 01/15/37 ~	3,000,000	3,027,507
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	487,427
Verizon Owner Trust 2.060% due 09/20/21 ~	1,000,000	988,916

Total Asset-Backed Securities (Cost $67,625,560)		67,391,799

U.S. TREASURY OBLIGATIONS - 2.1%

U.S. Treasury Notes - 2.1%

1.250% due 10/31/18	4,000,000	3,990,000
1.250% due 06/30/19	5,000,000	4,945,605

Total U.S. Treasury Obligations (Cost $8,939,427)		8,935,605

MUNICIPAL BONDS - 0.2%

Pennsylvania Higher Education Assistance Agency ‘A’ 3.260% (USD LIBOR + 0.900%) due 07/25/29 §	823,298	825,653

Total Municipal Bonds (Cost $824,842)		825,653

	Shares
SHORT-TERM INVESTMENT - 4.9%

BlackRock Liquidity Funds T-Fund Portfolio	21,207,621	21,207,621

Total Short-Term Investment (Cost $21,207,621)		21,207,621

TOTAL INVESTMENTS - 101.2% (Cost $442,456,598)		439,272,180

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(5,216,601)

NET ASSETS - 100.0%		$434,055,579

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$286,200,358	$—	$286,200,358	$—
	Senior Loan Notes	54,711,144	—	54,711,144	—
	Asset-Backed Securities	67,391,799	—	67,391,799	—
	U.S. Treasury Obligations	8,935,605	—	8,935,605	—
	Municipal Bonds	825,653	—	825,653	—
	Short-Term Investment	21,207,621	21,207,621	—	—

	Total	$439,272,180	$21,207,621	$418,064,559	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 47.3%

Basic Materials - 0.9%

Syngenta Finance NV (Switzerland) 5.182% due 04/24/28 ~	$2,700,000	$2,611,676
Teck Resources Ltd (Canada) 6.000% due 08/15/40	3,000,000	2,925,000

		5,536,676

Communications - 5.5%

Alibaba Group Holding Ltd (China) 4.000% due 12/06/37	1,450,000	1,349,179
Amazon.com Inc 4.250% due 08/22/57	2,000,000	1,979,460
AT&T Inc
4.750% due 05/15/46	2,400,000	2,150,086
5.250% due 03/01/37	2,000,000	1,976,154
Charter Communications Operating LLC 5.750% due 04/01/48	6,000,000	5,824,784
6.384% due 10/23/35	3,500,000	3,665,061
Sprint Corp 7.250% due 09/15/21	3,500,000	3,648,750
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	3,575,000	3,543,719
Tencent Holdings Ltd (China) 3.595% due 01/19/28 ~	2,700,000	2,556,280
Verizon Communications Inc
4.272% due 01/15/36	1,500,000	1,387,039
4.812% due 03/15/39	3,356,000	3,253,393
5.250% due 03/16/37	1,950,000	2,007,390
Vodafone Group PLC (United Kingdom) 5.250% due 05/30/48	1,800,000	1,802,555

		35,143,850

Consumer, Cyclical - 8.6%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,319,565	4,340,126
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	3,000,000	2,839,345
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	4,640,650	4,517,441
3.600% due 03/22/29	2,806,411	2,751,685
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	662,627	663,595
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,238,895	3,325,276
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,703,941	2,720,746
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,428,050	1,420,577
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,818,750
Ford Motor Credit Co LLC 3.810% due 01/09/24	2,500,000	2,428,768
General Motors Co 5.200% due 04/01/45	3,000,000	2,761,077
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,939,739	1,908,305
Kohl’s Corp 5.550% due 07/17/45	2,000,000	1,948,362
Lennar Corp 4.750% due 11/29/27	2,000,000	1,879,400
6.250% due 12/15/21	2,500,000	2,631,250
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	2,500,000	2,463,900
Nordstrom Inc 5.000% due 01/15/44	2,000,000	1,849,205

	Principal Amount	Value

Six Flags Entertainment Corp 4.875% due 07/31/24 ~	$2,000,000	$1,948,400
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	604,745	603,865
Spirit Airlines Pass-Through Trust ‘AA’ 3.375% due 08/15/31	450,000	441,295
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	1,722,917	1,651,111
4.750% due 10/11/23	4,022,528	4,050,083
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,571,177	2,632,461
Virgin Australia Pass-Through Trust ‘A’ (Australia) 5.000% due 04/23/25 ~	1,141,188	1,161,598

		55,756,621

Consumer, Non-Cyclical - 3.6%

Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 04/15/58	1,950,000	1,911,351
Bacardi Ltd (Bermuda) 5.300% due 05/15/48 ~	3,600,000	3,429,036
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	4,500,000	4,232,202
Bayer US Finance II LLC (Germany) 4.250% due 12/15/25 ~	1,800,000	1,813,168
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	1,860,000
Dr Pepper Snapple Group Inc 4.417% due 05/25/25 ~	2,500,000	2,515,644
General Mills Inc 4.700% due 04/17/48	600,000	575,574
MEDNAX Inc 5.250% due 12/01/23 ~	2,000,000	1,965,000
Mylan Inc 4.550% due 04/15/28 ~	900,000	880,900
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,000,000	928,134
2.800% due 07/21/23	1,500,000	1,296,652
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	2,000,000	2,077,500

		23,485,161

Energy - 9.1%

Andeavor Logistics LP 5.200% due 12/01/47	1,200,000	1,160,836
5.250% due 01/15/25	5,900,000	6,054,167
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	1,050,000	1,018,589
Concho Resources Inc 4.300% due 08/15/28	2,750,000	2,751,910
Energy Transfer Partners LP 4.950% due 06/15/28	2,000,000	1,996,891
EnLink Midstream Partners LP 5.450% due 06/01/47	4,000,000	3,372,104
EQT Corp 3.900% due 10/01/27	3,200,000	2,991,795
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	3,720,000	3,714,750
5.000% due 08/15/42	2,500,000	2,332,213
Marathon Oil Corp 4.400% due 07/15/27	2,000,000	2,009,974
5.200% due 06/01/45	3,000,000	3,167,595
MPLX LP 3.375% due 03/15/23	550,000	538,273
4.500% due 04/15/38	2,450,000	2,268,638
Nabors Industries Inc 5.500% due 01/15/23	900,000	864,900
ONEOK Inc 4.000% due 07/13/27	1,300,000	1,259,764
4.950% due 07/13/47	2,650,000	2,587,896

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25 ~	$2,000,000	$1,850,500
7.250% due 03/17/44	1,150,000	1,068,063
7.375% due 01/17/27	2,000,000	2,002,500
Petroleos Mexicanos (Mexico) 5.350% due 02/12/28 ~	2,000,000	1,898,000
6.350% due 02/12/48 ~	2,100,000	1,911,000
6.500% due 03/13/27	2,000,000	2,048,500
RSP Permian Inc 5.250% due 01/15/25	1,200,000	1,288,800
Sabine Pass Liquefaction LLC
4.200% due 03/15/28	1,400,000	1,348,437
5.000% due 03/15/27	2,100,000	2,134,704
Southwestern Energy Co 6.700% due 01/23/25	2,500,000	2,456,250
Transcontinental Gas Pipe Line Co LLC 4.000% due 03/15/28 ~	850,000	827,392
Williams Partners LP 4.850% due 03/01/48	1,800,000	1,720,102

		58,644,543

Financial - 14.2%

Ares Capital Corp 3.500% due 02/10/23	2,500,000	2,384,604
4.250% due 03/01/25	3,500,000	3,370,236
Bank of America Corp 4.183% due 11/25/27	4,850,000	4,730,647
4.200% due 08/26/24	2,500,000	2,514,036
4.250% due 10/22/26	3,500,000	3,460,959
Barclays PLC (United Kingdom) 3.710% (USD LIBOR + 1.380%) due 05/16/24 §	2,000,000	1,985,063
Citigroup Inc 4.075% (USD LIBOR + 1.192%) due 04/23/29 §	4,500,000	4,420,269
4.125% due 07/25/28	3,600,000	3,449,386
4.400% due 06/10/25	5,000,000	4,975,626
4.600% due 03/09/26	3,948,000	3,947,383
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,418,970
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	1,900,000	1,781,981
High Street Funding Trust I 4.111% due 02/15/28 ~	1,150,000	1,137,823
HSBC Holdings PLC (United Kingdom) 3.326% (USD LIBOR + 1.000%) due 05/18/24 §	1,250,000	1,247,244
4.583% (USD LIBOR + 1.535%) due 06/19/29 §	1,750,000	1,768,961
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	3,500,000	3,277,616
Jefferies Finance LLC 7.375% due 04/01/20 ~	2,500,000	2,524,325
JPMorgan Chase & Co 4.125% due 12/15/26	4,000,000	3,955,052
Morgan Stanley 5.000% due 11/24/25	7,500,000	7,784,276
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,121,594
Royal Bank of Scotland Group PLC (United Kingdom) 3.885% (USD LIBOR + 1.550%) due 06/25/24 §	2,200,000	2,197,241
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	2,873,567
The Goldman Sachs Group Inc 3.272% (USD LIBOR + 1.201%) due 09/29/25 §	2,000,000	1,901,611
3.500% due 11/16/26	8,000,000	7,543,086

	Principal Amount	Value

UDR Inc REIT 2.950% due 09/01/26	$2,000,000	$1,836,331
Ventas Realty LP REIT 3.500% due 02/01/25	4,450,000	4,266,099
Wells Fargo & Co 4.400% due 06/14/46	3,750,000	3,437,936
4.750% due 12/07/46	2,550,000	2,471,290

		91,783,212

Industrial - 2.0%

Allegion US Holding Co Inc 3.550% due 10/01/27	3,500,000	3,243,450
Masco Corp 7.750% due 08/01/29	1,300,000	1,577,460
Novelis Corp 5.875% due 09/30/26 ~	1,000,000	960,000
6.250% due 08/15/24 ~	3,000,000	3,007,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,500,000
Standard Industries Inc 4.750% due 01/15/28 ~	875,000	807,187
Union Pacific Corp 3.950% due 09/10/28	900,000	905,773

		13,001,370

Technology - 0.4%

Dell International LLC 6.020% due 06/15/26 ~	2,400,000	2,526,940

Utilities - 3.0%

Calpine Corp 5.250% due 06/01/26 ~	2,000,000	1,892,500
5.750% due 01/15/25	2,000,000	1,833,750
Edison International 4.125% due 03/15/28	2,000,000	1,972,323
Exelon Corp 5.100% due 06/15/45	4,000,000	4,276,711
FirstEnergy Corp 4.850% due 07/15/47	3,000,000	3,076,881
IPALCO Enterprises Inc 3.700% due 09/01/24	3,500,000	3,396,083
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,535,000
The Southern Co 3.250% due 07/01/26	1,300,000	1,221,964

		19,205,212

Total Corporate Bonds & Notes (Cost $314,476,716)		305,083,585

SENIOR LOAN NOTES - 18.0%

Basic Materials - 0.4%

PQ Corp Term B 4.594% (USD LIBOR + 2.500%) due 02/08/25 §	2,947,688	2,945,539

Communications - 4.0%

Altice US Finance I Corp Term B 4.344% (USD LIBOR + 2.250%) due 07/28/25 §	6,399,781	6,394,450
Avaya Inc Term B 6.323% (USD LIBOR + 4.250%) due 12/15/24 §	2,487,500	2,497,087
CSC Holdings LLC 4.323% (USD LIBOR + 2.250%) due 07/17/25 §	2,954,531	2,936,775

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Frontier Communications Corp 6.193% (USD LIBOR + 3.875%) due 10/24/19 §	$4,778,704	$4,790,650
Term B due 06/15/24 ¥	4,000,000	3,950,800
Level 3 Parent LLC Term B 4.334% (USD LIBOR + 2.250%) due 02/22/24 §	2,500,000	2,497,265
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	2,967,462	2,955,408

		26,022,435

Consumer, Cyclical - 4.9%

Bass Pro Group LLC Term B 7.094% (USD LIBOR + 5.000%) due 09/25/24 §	1,994,975	2,003,078
BJ’s Wholesale Club Inc Term B 5.530% (USD LIBOR + 3.750%) due 02/03/24 §	2,487,393	2,490,192
ClubCorp Holdings Inc Term B 5.084% (USD LIBOR + 2.750%) due 09/18/24 §	2,203,353	2,189,582
HD Supply Inc Term B-3 4.344% (USD LIBOR + 2.250%) due 08/13/21 §	2,199,815	2,207,789
Hilton Worldwide Finance LLC Term B-2 3.841% (USD LIBOR + 1.750%) due 10/25/23 §	3,488,928	3,490,927
Las Vegas Sands LLC Term B 3.844% (USD LIBOR + 1.750%) due 03/27/25 §	4,814,058	4,787,277
New Red Finance Inc Term B (Canada) 4.344% (USD LIBOR + 2.250%) due 02/17/24 §	5,294,679	5,272,309
Nexeo Solutions LLC Term B 5.584% (USD LIBOR + 3.250%) due 06/09/23 §	1,960,262	1,965,163
SeaWorld Parks & Entertainment Inc Term B-5 5.094% (USD LIBOR + 3.000%) due 03/31/24 §	3,964,887	3,943,826
Univar USA Inc Term B-3 4.594% (USD LIBOR + 2.500%) due 07/01/24 §	3,018,583	3,016,696

		31,366,839

Consumer, Non-Cyclical - 2.2%

Albertson’s LLC Term B-4 4.844% (USD LIBOR + 2.750%) due 08/25/21 §	3,831,548	3,797,125
CHS/Community Health Systems Inc Term G 5.307% (USD LIBOR + 3.000%) due 12/31/19 §	1,952,381	1,947,621
Jaguar Holding Co II 4.594% (USD LIBOR + 2.500%) due 08/18/22 §	3,181,894	3,166,646
US Foods Inc Term B 4.094% (USD LIBOR + 2.500%) due 06/27/23 §	3,430,000	3,431,070
Valeant Pharmaceuticals International Inc Term B 4.983% (USD LIBOR + 3.000%) due 05/30/25 §	2,000,000	1,996,010

		14,338,472

Energy - 0.5%

Arch Coal Inc Term B 4.844% (USD LIBOR + 2.750%) due 03/07/24 §	2,969,925	2,963,242

	Principal Amount	Value

Financial - 1.0%

HUB International Ltd Term B 5.360% (USD LIBOR + 3.000%) due 04/25/25 §	$1,500,000	$1,492,133
USI Inc Term B 5.334% (USD LIBOR + 3.000%) due 05/16/24 §	3,970,000	3,951,639
VICI Properties 1 LLC REIT Term B 4.084% (USD LIBOR + 2.000%) due 12/22/24 §	954,545	949,971

		6,393,743

Industrial - 3.2%

Avolon (US) LLC Term B-3 (Ireland) 4.088% (USD LIBOR + 2.000%) due 01/15/25 §	3,970,000	3,928,514
BWAY Holding Co Term B 5.588% (USD LIBOR + 3.250%) due 04/03/24 §	1,485,000	1,488,249
Proampac PG Borrower LLC 5.610% (USD LIBOR + 3.500%) due 11/18/23 §	3,949,875	3,961,396
Reynolds Group Holdings Inc Term B 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	5,481,807	5,481,045
TransDigm Inc
Term E 4.594% (USD LIBOR + 2.500%) due 05/30/25 §	1,937,785	1,931,383
Term F 4.594% (USD LIBOR + 2.500%) due 06/09/23 §	3,860,620	3,849,764

		20,640,351

Technology - 0.8%

First Data Corp 4.091% (USD LIBOR + 2.000%) due 07/10/22 §	3,078,677	3,064,054
Tempo Acquisition LLC Term B 5.094% (USD LIBOR + 3.000%) due 05/01/24 §	1,989,950	1,985,596

		5,049,650

Utilities - 1.0%

Talen Energy Supply LLC Term B-1 6.094% (USD LIBOR + 4.000%) due 07/06/23 §	3,945,069	3,963,149
Vistra Operations Co LLC Term B-1 4.094% (USD LIBOR + 2.000%) due 08/04/23 §	2,406,214	2,392,499

		6,355,648

Total Senior Loan Notes (Cost $116,226,441)		116,075,919

MORTGAGE-BACKED SECURITIES - 1.3%

Fannie Mae - 0.7%

2.500% due 07/01/33	4,500,000	4,373,662

Freddie Mac - 0.6%

2.500% due 07/01/33	4,000,000	3,882,271

Total Mortgage-Backed Securities (Cost $8,219,219)		8,255,933

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 19.2%

ALM XII Ltd (Cayman) 3.436% (USD LIBOR + 1.350%) due 04/16/27 § ~	$1,900,000	$1,902,208
American Express Credit Account Master Trust 2.350% due 05/15/25	2,500,000	2,429,671
AmeriCredit Automobile Receivables Trust 1.980% due 12/20/21	1,000,000	990,778
2.240% due 06/19/23	950,000	933,967
2.300% due 02/18/22	2,500,000	2,472,943
2.400% due 05/18/22	1,850,000	1,829,230
2.690% due 06/19/23	1,050,000	1,033,381
2.710% due 08/18/22	1,500,000	1,483,668
Atrium XI (Cayman) 3.502% (USD LIBOR + 1.140%) due 10/23/25 § ~	1,250,000	1,251,364
Birchwood Park CLO Ltd (Cayman) 3.528% (USD LIBOR + 1.180%) due 07/15/26 § ~	1,600,000	1,601,190
BlueMountain CLO Ltd (Cayman) 3.488% (USD LIBOR + 1.140%) due 10/15/26 § ~	2,500,000	2,501,213
Capital Auto Receivables Asset Trust 1.690% due 03/20/21	1,250,000	1,235,874
2.110% due 03/22/21	600,000	594,068
3.090% due 08/22/22 ~	1,600,000	1,599,146
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.138% (USD LIBOR + 1.050%) due 07/27/31 § ~	1,000,000	998,857
3.638% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,999,946
4.359% (USD LIBOR + 2.000%) due 04/20/27 § ~	2,975,000	2,979,504
CIFC Funding Ltd (Cayman) 3.225% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,991,851
4.005% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,805,000	1,784,025
Citibank Credit Card Issuance Trust 2.827% (USD LIBOR + 0.770%) due 05/14/29 §	1,000,000	1,008,396
Dryden Senior Loan Fund ‘B’ (Cayman)
3.620% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,585,487
3.821% (USD LIBOR + 1.500%) due 07/17/31 § # ~	2,000,000	2,000,000
Dryden Senior Loan Fund ‘C’ (Cayman)
3.941% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	999,510
4.121% (USD LIBOR + 1.800%) due 07/17/31 § # ~	2,000,000	2,000,000
Ford Credit Auto Owner Trust 1.730% due 03/15/22	850,000	827,549
2.240% due 06/15/22	1,000,000	981,176
2.350% due 04/15/23	2,500,000	2,448,936
3.190% due 07/15/31 ~	6,500,000	6,404,549
Madison Park Funding Ltd (Cayman) 3.937% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,600,000
4.187% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,400,000
Navient Private Education Loan Trust 2.773% (USD LIBOR + 0.700%) due 09/16/24 § ~	901,623	902,960
Navient Student Loan Trust 2.691% (USD LIBOR + 0.600%) due 06/25/65 § ~	124,295	124,350
2.811% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	2,009,735

	Principal Amount	Value

Oak Hill Credit Partners X Ltd (Cayman) 3.489% (USD LIBOR + 1.130%) due 07/20/26 § ~	$2,500,000	$2,503,917
OCP CLO Ltd (Cayman) 3.182% (USD LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	1,998,431
Octagon Investment Partners 25 Ltd (Cayman) 3.559% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	2,001,951
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	4,000,000	3,923,797
Regatta IV Funding Ltd (Cayman) 3.380% (USD LIBOR + 1.020%) due 07/25/26 § ~	2,000,000	2,002,158
Santander Drive Auto Receivables Trust 1.890% due 06/15/21	3,000,000	2,987,695
2.080% due 02/16/21	570,775	569,872
2.100% due 06/15/21	2,000,000	1,988,975
2.630% due 07/15/22	2,350,000	2,332,124
2.660% due 11/15/21	1,000,000	996,344
2.960% due 03/15/24	1,850,000	1,832,940
3.290% due 10/17/22	750,000	751,092
3.350% due 07/17/23	2,000,000	2,001,771
3.510% due 08/15/23	2,500,000	2,502,797
Securitized Term Auto Receivables Trust (Canada) 2.209% due 06/25/21 ~	1,000,000	987,957
SLM Private Credit Student Loan Trust ‘A’ 2.631% (USD LIBOR + 0.290%) due 06/15/39 §	3,732,544	3,661,619
SLM Student Loan Trust 2.470% (USD LIBOR + 0.110%) due 01/25/27 §	1,549,570	1,547,667
2.910% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,000,000	4,989,822
2.910% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,000,000	4,989,822
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	2,500,000	2,430,433
2.700% due 05/15/31 ~	2,279,133	2,232,478
2.820% due 10/15/35 ~	4,150,000	4,037,025
2.880% due 09/15/34 ~	4,500,000	4,410,901
2.973% (USD LIBOR + 0.900%) due 09/15/34 § ~	2,300,000	2,325,847
3.500% due 02/15/36 ~	2,300,000	2,308,027
3.600% due 01/15/37 ~	1,550,000	1,564,212
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	1,000,000	974,854
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	1,250,000	1,229,913

Total Asset-Backed Securities (Cost $124,573,776)		123,989,973

U.S. GOVERNMENT AGENCY ISSUES - 1.7%

Fannie Mae 1.875% due 09/18/18	5,500,000	5,499,037
Freddie Mac 1.250% due 10/02/19	5,500,000	5,417,099

Total U.S. Government Agency Issues (Cost $11,004,314)		10,916,136

U.S. TREASURY OBLIGATIONS - 10.7%

U.S. Treasury Bonds - 2.9%

2.250% due 08/15/46	4,050,000	3,484,426
2.500% due 02/15/45	2,000,000	1,822,109
2.500% due 02/15/46	3,500,000	3,179,668

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

2.500% due 05/15/46	$3,000,000	$2,723,439
2.750% due 11/15/47	4,000,000	3,813,516
3.000% due 02/15/48	3,500,000	3,508,887

		18,532,045

U.S. Treasury Notes - 7.8%

0.750% due 10/31/18	1,450,000	1,444,109
1.125% due 03/31/20	5,000,000	4,881,738
1.125% due 04/30/20	1,500,000	1,462,822
1.250% due 01/31/19	4,500,000	4,475,303
1.250% due 07/31/23	5,000,000	4,646,387
1.375% due 08/31/23	4,000,000	3,735,470
1.375% due 09/30/23	4,500,000	4,196,779
1.500% due 10/31/19	4,000,000	3,950,859
1.500% due 08/15/26	1,500,000	1,354,337
1.625% due 07/31/20	5,500,000	5,397,305
1.625% due 02/15/26	2,000,000	1,834,883
1.625% due 05/15/26	5,000,000	4,573,828
1.875% due 10/31/22	1,500,000	1,448,906
2.000% due 10/31/21	3,000,000	2,937,422
2.125% due 12/31/21	4,500,000	4,418,613

		50,758,761

Total U.S. Treasury Obligations (Cost $70,803,031)		69,290,806

FOREIGN GOVERNMENT BONDS & NOTES - 2.2%

Chile Government (Chile) 2.250% due 10/30/22	2,000,000	1,909,000
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	2,900,000	2,863,280

	Principal Amount	Value

Mexico Government (Mexico) 3.750% due 01/11/28	$1,538,000	$1,456,101
4.350% due 01/15/47	2,000,000	1,792,000
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	2,883,879
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,964,313

Total Foreign Government Bonds & Notes (Cost $14,359,530)		13,868,573

	Shares
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	5,464,644	5,464,644

Total Short-Term Investment (Cost $5,464,644)		5,464,644

TOTAL INVESTMENTS - 101.3% (Cost $665,127,671)		652,945,569

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(8,086,488)

NET ASSETS - 100.0%		$644,859,081

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$305,083,585	$—	$305,083,585	$—
	Senior Loan Notes	116,075,919	—	116,075,919	—
	Mortgage-Backed Securities	8,255,933	—	8,255,933	—
	Asset-Backed Securities	123,989,973	—	123,989,973	—
	U.S. Government Agency Issues	10,916,136	—	10,916,136	—
	U.S. Treasury Obligations	69,290,806	—	69,290,806	—
	Foreign Government Bonds & Notes	13,868,573	—	13,868,573	—
	Short-Term Investment	5,464,644	5,464,644	—	—

	Total	$652,945,569	$5,464,644	$647,480,925	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 5.1%

Basic Materials - 0.3%

Constellium NV ‘A’ *	174,543	$1,797,793

Consumer, Cyclical - 0.9%

Cedar Fair LP	17,299	1,090,010
Lennar Corp ‘A’	22,751	1,194,427
Mohawk Industries Inc *	6,772	1,451,037
Six Flags Entertainment Corp	15,667	1,097,473

		4,832,947

Energy - 1.2%

Concho Resources Inc *	8,270	1,144,155
Continental Resources Inc *	20,750	1,343,770
Diamondback Energy Inc	10,300	1,355,171
Pioneer Natural Resources Co	7,350	1,390,914
WPX Energy Inc *	83,210	1,500,276

		6,734,286

Financial - 1.4%

Bank of America Corp	46,689	1,316,163
Citigroup Inc	18,432	1,233,470
JPMorgan Chase & Co	11,000	1,146,200
The Goldman Sachs Group Inc	6,042	1,332,684
The PNC Financial Services Group Inc	7,650	1,033,515
Wells Fargo & Co	26,387	1,462,895

		7,524,927

Industrial - 1.3%

ADT Inc	118,860	1,028,139
Allegion PLC	25,586	1,979,333
Berry Global Group Inc *	28,994	1,331,984
Crown Holdings Inc *	33,430	1,496,327
Xylem Inc	20,309	1,368,420

		7,204,203

Total Common Stocks (Cost $25,826,988)		28,094,156

	Principal Amount
CORPORATE BONDS & NOTES - 60.6%

Basic Materials - 4.0%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$2,600,000	2,769,000
Aleris International Inc 10.750% due 07/15/23 ~	150,000	151,312
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	3,125,000	2,968,750
Constellium NV 5.750% due 05/15/24 ~	375,000	363,750
5.875% due 02/15/26 ~	250,000	241,875
6.625% due 03/01/25 ~	1,250,000	1,262,487
Corp Nacional del Cobre de Chile (Chile) 3.625% due 08/01/27 ~	3,000,000	2,865,090
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,417,199
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	3,750,000	3,544,844
Hexion Inc 6.625% due 04/15/20	1,350,000	1,267,515
10.375% due 02/01/22 ~	625,000	615,625

	Principal Amount	Value

JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	$1,575,000	$1,586,812
Syngenta Finance NV (Switzerland) 4.892% due 04/24/25 ~	3,000,000	2,944,793

		21,999,052

Communications - 4.1%

Alibaba Group Holding Ltd (China) 3.400% due 12/06/27	1,350,000	1,258,841
AT&T Inc 5.450% due 03/01/47	2,000,000	1,968,745
CCO Holdings LLC 5.875% due 04/01/24 ~	900,000	906,750
Charter Communications Operating LLC 3.750% due 02/15/28	1,500,000	1,360,630
4.200% due 03/15/28	1,500,000	1,406,461
4.500% due 02/01/24	3,000,000	2,999,582
6.384% due 10/23/35	500,000	523,580
Radiate Holdco LLC 6.875% due 02/15/23 ~	2,175,000	2,098,875
Sprint Capital Corp 6.875% due 11/15/28	850,000	818,125
8.750% due 03/15/32	2,000,000	2,145,000
Sprint Communications Inc 6.000% due 11/15/22	350,000	347,812
Sprint Corp 7.625% due 02/15/25	3,090,000	3,174,975
7.625% due 03/01/26	775,000	791,469
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	162,500	161,078
Verizon Communications Inc 4.272% due 01/15/36	2,500,000	2,311,732

		22,273,655

Consumer, Cyclical - 10.4%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	857,139	837,099
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,392,147	1,392,767
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,260,948	1,288,411
American Axle & Manufacturing Inc 6.250% due 03/15/26	1,075,000	1,050,812
6.500% due 04/01/27	525,000	519,094
AV Homes Inc 6.625% due 05/15/22	2,000,000	2,067,500
Beazer Homes USA Inc 5.875% due 10/15/27	2,475,000	2,168,150
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	2,475,000	2,348,156
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,600,000	2,486,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,250,000	2,306,250
Ford Motor Co 4.346% due 12/08/26	250,000	244,836
Ford Motor Credit Co LLC 3.810% due 01/09/24	2,000,000	1,943,015
3.815% due 11/02/27	3,000,000	2,780,790
4.250% due 09/20/22	1,250,000	1,261,282
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,348,313
General Motors Financial Co Inc 3.200% due 07/06/21	1,550,000	1,530,799
4.375% due 09/25/21	1,500,000	1,529,916
Golden Nugget Inc 6.750% due 10/15/24 ~	2,725,000	2,732,303
8.750% due 10/01/25 ~	1,450,000	1,493,079
Hyundai Capital America 4.125% due 06/08/23 ~	3,500,000	3,484,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

L Brands Inc 5.250% due 02/01/28	$2,175,000	$1,935,750
Lennar Corp 4.750% due 11/29/27	4,075,000	3,829,278
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,450,000	1,429,062
Mattel Inc 3.150% due 03/15/23	925,000	816,312
5.450% due 11/01/41	1,925,000	1,564,063
6.750% due 12/31/25 ~	1,850,000	1,806,063
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	2,250,000	2,289,600
Mohawk Industries Inc 3.850% due 02/01/23	480,000	484,788
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	339,059	352,197
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	300,000	303,750
Tesla Inc 5.300% due 08/15/25 ~	4,650,000	4,155,938
Wyndham Worldwide Corp 3.900% due 03/01/23	350,000	329,875
4.150% due 04/01/24	1,750,000	1,730,312
5.625% due 03/01/21	1,250,000	1,284,375

		57,124,793

Consumer, Non-Cyclical - 7.7%

Ahern Rentals Inc 7.375% due 05/15/23 ~	4,800,000	4,704,000
Albertsons Cos Inc 6.085% (USD LIBOR + 3.750%) due 01/15/24 § ~	550,000	552,750
Bacardi Ltd (Bermuda) 4.450% due 05/15/25 ~	450,000	448,992
4.700% due 05/15/28 ~	2,000,000	1,970,135
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24 ~	2,200,000	2,085,887
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,750,000	2,557,500
Dr Pepper Snapple Group Inc 4.417% due 05/25/25 ~	450,000	452,816
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	800,000	810,160
HCA Inc 5.250% due 04/15/25	2,425,000	2,431,063
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	498,850
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	775,000	791,469
JBS USA LUX SA (Brazil) 5.750% due 06/15/25 ~	500,000	467,500
5.875% due 07/15/24 ~	425,000	407,469
7.250% due 06/01/21 ~	1,575,000	1,598,625
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	625,000	601,563
5.875% due 09/30/27 ~	1,100,000	1,023,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	2,858,000	3,058,060
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,500,000	1,509,673
Teva Pharmaceutical Finance Co BV (Israel) 3.650% due 11/10/21	1,340,000	1,284,204
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	2,000,000	1,856,268
6.000% due 04/15/24	350,000	349,941
The ADT Corp 6.250% due 10/15/21	2,550,000	2,652,000

	Principal Amount	Value

TMS International Corp 7.250% due 08/15/25 ~	$2,300,000	$2,357,500
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	1,350,000	1,333,125
5.875% due 05/15/23 ~	900,000	848,812
7.250% due 07/15/22 ~	750,000	768,120
7.500% due 07/15/21 ~	900,000	915,750
8.500% due 01/31/27 ~	625,000	635,937
9.000% due 12/15/25 ~	2,850,000	2,967,563
9.250% due 04/01/26 ~	375,000	390,469

		42,329,201

Energy - 10.3%

Andeavor Logistics LP 5.250% due 01/15/25	3,825,000	3,924,947
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	2,500,000	2,515,625
Callon Petroleum Co 6.125% due 10/01/24	1,350,000	1,373,625
6.375% due 07/01/26 ~	700,000	704,375
Concho Resources Inc 4.300% due 08/15/28	400,000	400,278
Denbury Resources Inc 5.500% due 05/01/22	500,000	462,500
9.250% due 03/31/22 ~	1,625,000	1,726,562
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	3,075,000	2,990,438
5.750% due 01/30/28 ~	750,000	734,063
Energy Transfer LP 4.050% due 03/15/25	1,200,000	1,159,822
4.750% due 01/15/26	500,000	496,037
4.950% due 06/15/28	1,050,000	1,048,368
5.800% due 06/15/38	3,000,000	2,976,109
EnLink Midstream Partners LP 4.400% due 04/01/24	2,500,000	2,406,998
EP Energy LLC 7.750% due 05/15/26 ~	2,375,000	2,434,375
EQT Midstream Partners LP 4.750% due 07/15/23	2,850,000	2,847,591
Halcon Resources Corp 6.750% due 02/15/25	3,850,000	3,619,000
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	4,100,000	4,094,214
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	2,050,000	2,010,866
Parsley Energy LLC 5.375% due 01/15/25 ~	2,625,000	2,618,438
5.625% due 10/15/27 ~	150,000	149,250
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27	1,350,000	1,382,737
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,525,000	2,688,649
Sanchez Energy Corp 6.125% due 01/15/23	2,225,000	1,518,562
7.250% due 02/15/23 ~	1,575,000	1,565,156
Southwestern Energy Co 6.700% due 01/23/25	1,000,000	982,500
7.500% due 04/01/26	2,150,000	2,236,000
7.750% due 10/01/27	500,000	520,000
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,123,088
Targa Resources Partners LP 5.000% due 01/15/28 ~	650,000	606,125
5.125% due 02/01/25	1,050,000	1,039,500
5.375% due 02/01/27	200,000	194,500
5.875% due 04/15/26 ~	850,000	857,437
Ultra Resources Inc 7.125% due 04/15/25 ~	1,615,000	1,142,612

		56,550,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Financial - 12.6%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/23/23	$1,850,000	$1,779,471
3.950% due 02/01/22	750,000	746,002
5.000% due 10/01/21	250,000	257,773
Air Lease Corp 3.625% due 04/01/27	1,500,000	1,377,296
3.750% due 02/01/22	1,750,000	1,753,006
4.250% due 09/15/24	1,000,000	993,783
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	1,800,000	1,503,000
Bank of America Corp 2.985% (USD LIBOR + 0.650%) due 06/25/22 §	3,000,000	2,998,473
3.359% (USD LIBOR + 1.000%) due 04/24/23 §	2,000,000	2,022,140
3.366% due 01/23/26	1,000,000	962,780
4.183% due 11/25/27	2,500,000	2,438,478
Barclays PLC (United Kingdom) 3.710% (USD LIBOR + 1.380%) due 05/16/24 §	1,850,000	1,836,183
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	3,684,816
Citigroup Inc 3.320% (USD LIBOR + 0.960%) due 04/25/22 §	3,000,000	3,028,272
4.075% due 04/23/29	3,000,000	2,946,846
4.400% due 06/10/25	1,500,000	1,492,688
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	2,000,000	1,960,462
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	1,625,000	1,580,312
HSBC Holdings PLC (United Kingdom) 4.583% due 06/19/29	1,550,000	1,566,794
Jefferies Finance LLC 6.875% due 04/15/22 ~	500,000	501,250
7.375% due 04/01/20 ~	2,000,000	2,019,460
7.500% due 04/15/21 ~	2,000,000	2,040,000
JPMorgan Chase & Co 2.972% due 01/15/23	2,000,000	1,948,518
3.125% due 01/23/25	1,100,000	1,052,554
4.005% due 04/23/29	4,000,000	3,953,043
Morgan Stanley 3.583% (USD LIBOR + 1.220%) due 05/08/24 §	2,000,000	2,021,346
3.591% due 07/22/28	4,000,000	3,804,676
3.772% due 01/24/29	1,050,000	1,013,027
5.000% due 11/24/25	2,000,000	2,075,807
The Goldman Sachs Group Inc 2.350% due 11/15/21	2,000,000	1,924,750
3.272% due 09/29/25	2,500,000	2,377,014
3.359% (USD LIBOR + 1.000%) due 07/24/23 §	3,000,000	3,012,670
3.500% due 11/16/26	1,000,000	942,886
3.750% due 02/25/26	1,300,000	1,261,221
UBS Group Funding Switzerland AG (Switzerland) 3.549% (USD LIBOR + 1.220%) due 05/23/23 § ~	2,000,000	2,025,201
UDR Inc REIT 3.500% due 01/15/28	2,000,000	1,888,800

		68,790,798

Industrial - 10.0%

Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,352,250
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,050,000	2,060,250

	Principal Amount	Value

Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	$750,000	$732,188
7.250% due 05/15/24 ~	1,400,000	1,461,250
BBA US Holdings Inc 5.375% due 05/01/26 ~	2,625,000	2,641,433
Brand Industrial Services Inc 8.500% due 07/15/25 ~	2,425,000	2,464,406
BWAY Holding Co 5.500% due 04/15/24 ~	1,350,000	1,319,625
7.250% due 04/15/25 ~	2,900,000	2,834,750
Cloud Crane LLC 10.125% due 08/01/24 ~	3,300,000	3,555,750
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	1,650,000	1,596,375
7.875% due 07/15/26 ~	1,150,000	1,148,390
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	2,325,000	2,232,000
Itron Inc 5.000% due 01/15/26 ~	3,125,000	2,975,625
JPW Industries Holding Corp 9.000% due 10/01/24 ~	1,635,000	1,704,487
Masco Corp 3.500% due 04/01/21	1,075,000	1,074,209
7.750% due 08/01/29	4,110,000	4,987,201
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	2,600,000	2,775,500
Novelis Corp 5.875% due 09/30/26 ~	1,975,000	1,896,000
6.250% due 08/15/24 ~	1,400,000	1,403,500
Penske Truck Leasing Co LP 3.200% due 07/15/20 ~	1,500,000	1,496,973
3.300% due 04/01/21 ~	1,000,000	992,754
Standard Industries Inc 4.750% due 01/15/28 ~	4,100,000	3,782,250
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,174,325
US Concrete Inc 6.375% due 06/01/24	1,140,000	1,145,700
Zekelman Industries Inc 9.875% due 06/15/23 ~	2,785,000	3,056,538

		54,863,729

Technology - 0.7%

Microchip Technology Inc 4.333% due 06/01/23 ~	4,000,000	4,009,845

Utilities - 0.8%

Calpine Corp 5.250% due 06/01/26 ~	2,200,000	2,081,750
5.875% due 01/15/24 ~	1,500,000	1,488,750
Talen Energy Supply LLC 6.500% due 09/15/24 ~	500,000	378,750
6.500% due 06/01/25	800,000	614,000

		4,563,250

Total Corporate Bonds & Notes (Cost $339,326,753)		332,504,670

SENIOR LOAN NOTES - 29.3%

Basic Materials - 1.0%

Aleris International Inc 6.856% (USD LIBOR + 4.750%) due 02/27/23 § ¥	3,500,000	3,475,938
INEOS US Finance LLC Term B (Luxembourg) 4.094% (USD LIBOR + 2.000%) due 03/31/24 §	1,990,000	1,985,735

		5,461,673

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Communications - 3.1%

Altice US Finance I Corp Term B 4.344% (USD LIBOR + 2.250%) due 07/28/25 §	$2,453,811	$2,451,767
CSC Holdings LLC 4.323% (USD LIBOR + 2.250%) due 07/17/25 §	649,687	645,783
Term B 4.573% (USD LIBOR + 2.500%) due 01/25/26 § ¥	4,000,000	3,993,500
Frontier Communications Corp 6.193% (USD LIBOR + 3.875%) due 10/24/19 §	3,347,488	3,355,856
Term B due 06/15/24 § ¥	4,000,000	3,950,800
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	2,473,712	2,463,664

		16,861,370

Consumer, Cyclical - 5.0%

Caesars Resort Collection LLC Term B 4.844% (USD LIBOR + 2.750%) due 12/22/24 §	4,975,000	4,972,333
CEC Entertainment Inc Term B 5.344% (USD LIBOR + 3.000%) due 02/14/21 §	2,684,635	2,506,778
ClubCorp Holdings Inc Term B 5.084% (USD LIBOR + 2.750%) due 09/18/24 §	3,427,438	3,406,017
Neiman Marcus Group Ltd LLC 5.263% (USD LIBOR + 3.250%) due 10/25/20 §	2,453,313	2,180,382
New Red Finance Inc Term B (Canada) 4.344% (USD LIBOR + 2.250%) due 02/17/24 § ¥	4,953,201	4,932,274
Petco Animal Supplies Inc Term B-1 5.609% (USD LIBOR + 3.250%) due 01/26/23 §	2,947,312	2,135,327
SeaWorld Parks & Entertainment Inc Term B-5 5.094% (USD LIBOR + 3.000%) due 03/31/24 § ¥	4,464,874	4,441,157
Tacala Investment Corp Term B due 02/01/25 ¥	2,992,500	2,983,148

		27,557,416

Consumer, Non-Cyclical - 2.5%

Jaguar Holding Co II 4.594% (USD LIBOR + 2.500%) due 08/18/22 §	3,414,559	3,398,197
Post Holdings Inc Term B 4.100% (USD LIBOR + 2.000%) due 05/24/24 §	3,491,184	3,483,727
Prime Security Services Borrower LLC Term B 4.844% (USD LIBOR + 2.750%) due 05/02/22 § ¥	4,463,731	4,449,434
Valeant Pharmaceuticals International Inc Term B due 05/30/25 ¥	2,500,000	2,495,012

		13,826,370

Energy - 0.4%

Arch Coal Inc Term B 4.844% (USD LIBOR + 2.750%) due 03/07/24 §	2,474,937	2,469,369

	Principal Amount	Value

Financial - 3.0%

HUB International Ltd Term B 5.360% (USD LIBOR + 3.000%) due 04/25/25 § ¥	$4,500,000	$4,476,398
USI Inc Term B 5.334% (USD LIBOR + 3.000%) due 05/16/24 §	3,970,000	3,951,639
VF Holdings Corp 5.344% (USD LIBOR + 3.250%) due 06/30/23 §	3,946,118	3,955,983
VICI Properties 1 LLC Term B 4.084% (USD LIBOR + 2.000%) due 12/22/24 §	3,863,636	3,845,122

		16,229,142

Industrial - 11.4%

Advanced Disposal Services Inc Term B 4.231% (USD LIBOR + 2.250%) due 11/10/23 §	6,382,552	6,375,072
Avolon (US) LLC Term B-3 (Ireland) 4.088% (USD LIBOR + 2.000%) due 01/15/25 § ¥	4,981,231	4,929,177
Brand Industrial Services Inc 6.611% (USD LIBOR + 4.250%) due 06/21/24 §	3,969,925	3,981,878
BWAY Holding Co Term B 5.587% (USD LIBOR + 3.250%) due 04/03/24 §	3,221,222	3,228,270
Crosby US Acquisition Corp 5.084% (USD LIBOR + 3.000%) due 11/22/20 § ¥	4,182,816	4,121,379
(2nd Lien) 8.084% (USD LIBOR + 6.000%) due 11/22/21 §	1,150,000	1,137,542
CROWN Americas LLC Term B 4.312% (USD LIBOR + 2.000%) due 01/29/25 §	3,500,000	3,508,992
EWT Holdings III Corp 5.094% (USD LIBOR + 3.000%) due 12/20/24 §	2,798,402	2,803,649
Flex Acquisition Co Inc 5.308% (USD LIBOR + 3.250%) due 12/29/23 §	1,980,000	1,976,642
Term B 5.751% (USD LIBOR + 3.250%) due 06/22/25 §	1,000,000	1,002,500
Gates Global LLC Term B-2 5.084% (USD LIBOR + 3.000%) due 03/31/24 §	3,889,672	3,893,725
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.344% (USD LIBOR + 4.250%) due 06/30/22 §	2,977,500	2,870,495
North American Lifting Holdings Inc (2nd Lien) 11.334% (USD LIBOR + 9.000%) due 11/27/21 §	2,000,000	1,645,000
Proampac PG Borrower LLC 5.610% (USD LIBOR + 3.500%) due 11/18/23 §	3,216,835	3,226,219
(2nd Lien) 10.584% (USD LIBOR + 8.500%) due 10/18/24 §	500,000	509,375
Quikrete Holdings Inc Term B due 11/15/23 ¥	3,500,000	3,490,277
Reynolds Group Holdings Inc Term B 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	4,177,016	4,176,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

TransDigm Inc
Term E 4.594% (USD LIBOR + 2.500%) due 05/30/25 §	$2,970,296	$2,960,482
Term F 4.594% (USD LIBOR + 2.500%) due 06/09/23 §	979,853	977,097
Term G 4.594% (USD LIBOR + 2.500%) due 08/22/24 § ¥	2,486,253	2,474,931
Wrangler Buyer Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/28/24 §	3,491,228	3,489,046

		62,778,183

Technology - 2.0%

First Data Corp 4.091% (USD LIBOR + 2.000%) due 07/10/22 §	1,319,433	1,313,166
4.091% (USD LIBOR + 2.000%) due 04/26/24 §	2,500,000	2,488,125
Kronos Inc (2nd Lien) 10.608% (USD LIBOR + 8.250%) due 11/01/24 §	1,500,000	1,554,375
Tempo Acquisition LLC Term B 5.094% (USD LIBOR + 3.000%) due 05/01/24 §	1,980,000	1,975,668
Vertafore Inc
(2nd Lien) due 06/04/26 ¥	1,000,000	996,562
Term B due 06/04/25 ¥	2,500,000	2,486,805

		10,814,701

Utilities - 0.9%

Calpine Construction Finance Co LP 4.594% (USD LIBOR + 2.500%) due 01/15/25 §	2,985,000	2,976,917
Talen Energy Supply LLC Term B-1 6.094% (USD LIBOR + 4.000%) due 07/06/23 §	1,979,950	1,989,024

		4,965,941

Total Senior Loan Notes (Cost $162,276,880)		160,964,165

MORTGAGE-BACKED SECURITIES - 0.7%

Fannie Mae - 0.4%

2.500% due 07/01/33	2,000,000	1,943,850

Freddie Mac - 0.3%

2.500% due 07/01/33	2,000,000	1,941,135

Total Mortgage-Backed Securities (Cost $3,867,813)		3,884,985

ASSET-BACKED SECURITIES - 2.6%

ALM XII Ltd (Cayman) 3.436% (USD LIBOR + 1.350%) due 04/16/27 § ~	900,000	901,046
Birchwood Park CLO Ltd (Cayman) 3.528% (USD LIBOR + 1.180%) due 07/15/26 § ~	700,000	700,521
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.359% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,200,000	1,201,817

	Principal Amount	Value

CIFC Funding 2015-III Ltd (Cayman) 4.005% (USD LIBOR + 1.650%) due 04/19/29 § ~	$1,100,000	$1,087,217
Dryden Senior Loan Fund ‘B’ (Cayman) 3.620% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,576,416
3.821% (USD LIBOR + 1.500%) due 07/17/31 § # ~	1,500,000	1,500,000
Dryden Senior Loan Fund ‘C’ (Cayman) 3.941% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	249,878
4.121% (USD LIBOR + 1.800%) due 07/17/31 § # ~	1,500,000	1,500,000
Madison Park Funding XXVIII Ltd (Cayman) 3.937% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	2,000,000
4.187% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	1,000,000
SLM Private Credit Student Loan Trust 2.631% (USD LIBOR + 0.290%) due 06/15/39 §	1,866,272	1,830,810

Total Asset-Backed Securities (Cost $14,473,823)		14,547,705

FOREIGN GOVERNMENT BONDS & NOTES - 1.0%

Mexico Government (Mexico) 3.750% due 01/11/28	2,750,000	2,603,562
4.600% due 02/10/48	3,000,000	2,763,000

Total Foreign Government Bonds & Notes (Cost $5,729,678)		5,366,562

	Shares
SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

BlackRock Liquidity Funds T-Fund Portfolio	33,425,243	33,425,243

Total Short-Term Investment (Cost $33,425,243)		33,425,243

TOTAL INVESTMENTS - 105.4% (Cost $584,927,178)		578,787,486

OTHER ASSETS & LIABILITIES, NET - (5.4%)		(29,888,487)

NET ASSETS - 100.0%		$548,898,999

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$28,094,156	$28,094,156	$—	$—
	Corporate Bonds & Notes	332,504,670	—	332,504,670	—
	Senior Loan Notes	160,964,165	—	160,964,165	—
	Mortgage-Backed Securities	3,884,985	—	3,884,985	—
	Asset-Backed Securities	14,547,705	—	14,547,705	—
	Foreign Government Bonds & Notes	5,366,562	—	5,366,562	—
	Short-Term Investment	33,425,243	33,425,243	—	—

	Total	$578,787,486	$61,519,399	$517,268,087	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 2.9%

Communications - 0.5%

Sprint Corp 7.875% due 09/15/23	$8,292,000	$8,618,497

Consumer, Cyclical - 0.5%

Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,609,000	2,494,856
Mattel Inc 6.750% due 12/31/25 ~	3,184,000	3,108,380
SRS Distribution Inc 8.250% due 07/01/26 ~	3,459,000	3,441,705

		9,044,941

Consumer, Non-Cyclical - 1.6%

Albertsons Cos Inc 6.085% (USD LIBOR + 3.750%) due 01/15/24 § ~	10,586,000	10,638,930
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	6,584,000	7,044,880
Valeant Pharmaceuticals International Inc
5.625% due 12/01/21 ~	2,309,000	2,280,137
6.750% due 08/15/21 ~	7,527,000	7,611,679

		27,575,626

Industrial - 0.3%

Reynolds Group Issuer Inc. 5.848% (USD LIBOR + 3.500%) due 07/15/21 § ~	6,000,000	6,070,800

Total Corporate Bonds & Notes (Cost $51,491,852)		51,309,864

SENIOR LOAN NOTES - 96.7%

Basic Materials - 3.8%

Aleris International Inc 6.856% (USD LIBOR + 4.750%) due 02/27/23 §	11,000,000	10,924,375
Encapsys LLC
(2nd Lien)
9.594% (USD LIBOR + 7.500%) due 10/27/25 §	1,500,000	1,511,250
Term B
5.344% (USD LIBOR + 3.250%) due 10/27/24 §	1,995,000	2,001,234
GrafTech Finance Inc Term B 5.505% (USD LIBOR + 3.500%) due 02/12/25 §	12,000,000	11,955,000
HVSC Merger Sub Corp Term B 6.119% (USD LIBOR + 4.000%) due 10/20/24 §	4,726,250	4,763,668
MacDermid Inc
Term B-6
5.094% (USD LIBOR + 3.000%) due 11/02/21 §	4,368,846	4,382,499
Term B-7
4.594% (USD LIBOR + 2.500%) due 06/07/20 §	9,962,380	9,967,571
PQ Corp Term B 4.594% (USD LIBOR + 2.500%) due 02/08/25 §	10,453,897	10,446,276
Solenis International LP due 12/18/23 ¥	11,500,000	11,488,017

		67,439,890

	Principal Amount	Value

Communications - 8.4%

Altice US Finance I Corp Term B 4.344% (USD LIBOR + 2.250%) due 07/28/25 §	$14,367,406	$14,355,438
Avaya Inc Term B 6.323% (USD LIBOR + 4.250%) due 12/15/24 § ¥	7,158,988	7,186,578
CSC Holdings LLC
4.323% (USD LIBOR + 2.250%) due 07/17/25 §	12,973,858	12,895,885
Term B
4.573% (USD LIBOR + 2.500%) due 01/25/26 §	8,300,000	8,286,512
Frontier Communications Corp
6.193% (USD LIBOR + 3.875%) due 10/24/19 §	13,842,593	13,877,199
Term B
due 06/15/24 ¥	7,500,000	7,407,750
Intelsat Jackson Holdings SA Term B-3 (Luxembourg) 5.853% (USD LIBOR + 3.750%) due 11/27/23 §	15,400,000	15,391,576
MTN Infrastructure TopCo Inc Term B 5.094% (USD LIBOR + 3.000%) due 11/17/24 §	12,167,422	12,209,253
SBA Senior Finance II LLC Term B 4.100% (USD LIBOR + 2.000%) due 04/11/25 § ¥	10,500,000	10,465,308
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	23,563,268	23,467,554
Uber Technologies Inc
6.001% (USD LIBOR + 4.000%) due 03/22/25 §	8,250,000	8,299,500
Term B
5.547% (USD LIBOR + 3.500%) due 07/13/23 § ¥	16,270,777	16,413,146

		150,255,699

Consumer, Cyclical - 24.5%

24 Hour Fitness Worldwide Inc Term B 5.594% (USD LIBOR + 3.500%) due 05/31/25 §	6,750,000	6,741,562
Bass Pro Group LLC Term B 7.094% (USD LIBOR + 5.000%) due 09/25/24 §	17,099,222	17,168,679
Belk Inc Term B 7.088% (USD LIBOR + 4.750%) due 12/10/22 § ¥	8,507,871	6,631,409
BJ’s Wholesale Club Inc
(2nd Lien)
9.530% (USD LIBOR + 7.500%) due 01/27/25 §	5,999,414	6,071,407
Term B
5.530% (USD LIBOR + 3.750%) due 02/03/24 § ¥	3,955,236	3,959,686
Caesars Resort Collection LLC Term B 4.844% (USD LIBOR + 2.750%) due 12/22/24 §	23,893,716	23,880,909
CEC Entertainment Inc Term B 5.344% (USD LIBOR + 3.000%) due 02/14/21 §	11,125,958	10,388,864
ClubCorp Holdings Inc Term B 5.084% (USD LIBOR + 2.750%) due 09/18/24 §	20,678,655	20,549,414
Delta 2 Lux SARL Term B-3 (United Kingdom) 4.594% (USD LIBOR + 2.500%) due 02/01/24 §	17,500,000	17,299,485

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

EG America LLC (2nd Lien) (United Kingdom) 10.359% (USD LIBOR + 8.000%) due 03/23/26 §	$9,310,000	$9,245,994
EG Finco Ltd Term B-1 (United Kingdom) 6.338% (USD LIBOR + 4.000%) due 02/06/25 § ¥	10,224,375	10,162,599
Federal-Mogul LLC Term C 5.825% (USD LIBOR + 3.750%) due 04/15/21 §	7,000,000	7,023,331
Flynn Restaurant Group LP
due 06/29/25 ¥	13,750,000	13,750,000
(2nd Lien)
due 06/29/26 ¥	8,285,000	8,243,575
GC EOS Buyer Inc due 06/29/25 ¥	4,000,000	3,980,000
Golden Nugget Inc Term B 4.823% (USD LIBOR + 2.750%) due 10/04/23 §	16,378,892	16,413,435
GYP Holdings III Corp Term B 4.844% (USD LIBOR + 2.750%) due 06/01/25 §	9,341,268	9,300,400
Houston Foods Inc Term B due 06/27/25 ¥	6,750,000	6,724,688
K-MAC Holdings Corp
5.336% (USD LIBOR + 3.250%) due 03/16/25 §	6,982,500	6,950,499
(2nd Lien)
8.835% (USD LIBOR + 6.750%) due 03/16/26 §	11,500,000	11,543,125
Navistar Inc Term B 5.530% (USD LIBOR + 3.500%) due 11/06/24 §	13,466,250	13,525,165
Neiman Marcus Group Ltd LLC 5.263% (USD LIBOR + 3.250%) due 10/25/20 § ¥	15,072,311	13,395,516
New Red Finance Inc Term B (Canada) 4.344% (USD LIBOR + 2.250%) due 02/17/24 §	25,551,797	25,443,841
Nexeo Solutions LLC Term B 5.584% (USD LIBOR + 3.250%) due 06/09/23 §	19,273,776	19,321,960
NPC International Inc
5.594% (USD LIBOR + 3.500%) due 04/20/24 §	8,336,527	8,367,789
(2nd Lien)
9.594% (USD LIBOR + 7.500%) due 04/18/25 §	9,732,389	9,878,375
Owens & Minor Distribution Inc Term B 6.480% (USD LIBOR + 4.500%) due 05/01/25 §	3,500,000	3,443,125
Petco Animal Supplies Inc Term B-1 5.609% (USD LIBOR + 3.250%) due 01/26/23 §	8,901,666	6,449,257
PF Chang’s China Bistro Inc 7.670% (USD LIBOR + 5.000%) due 09/01/22 § ¥	11,130,713	11,116,800
Playa Resorts Holding BV Term B 4.840% (USD LIBOR + 3.250%) due 04/27/24 §	11,222,390	11,250,446
SeaWorld Parks & Entertainment Inc
Term B-2
4.344% (USD LIBOR + 2.250%) due 05/14/20 §	7,518,437	7,501,205
Term B-5
5.094% (USD LIBOR + 3.000%) due 03/31/24 §	11,909,548	11,846,284
SIWF Holdings Inc 6.323% (USD LIBOR + 4.250%) due 06/15/25 §	5,600,000	5,642,000

	Principal Amount	Value

SMG US Midco 2 Inc (2nd Lien) 9.094% (USD LIBOR + 7.000%) due 01/23/26 §	$2,700,000	$2,740,500
Spin Holdco Inc Term B 5.342% (USD LIBOR + 3.250%) due 11/14/22 §	12,862,671	12,829,370
SRS Distribution Inc Term B 5.580% (USD LIBOR + 3.250%) due 05/24/25 §	21,750,000	21,576,000
Tacala Investment Corp
(2nd Lien)
8.983% (USD LIBOR + 7.000%) due 02/01/26 §	8,250,000	8,337,656
Term B
5.233% (USD LIBOR + 3.250%) due 02/01/25 § ¥	11,580,975	11,544,784
Tenneco Inc Term B due 06/18/25 § ¥	7,500,000	7,444,688
Univar USA Inc Term B-3 4.594% (USD LIBOR + 2.500%) due 07/01/24 §	5,607,377	5,603,872
Yak Access LLC Term B due 06/29/25 § ¥	5,000,000	4,850,000

		438,137,694

Consumer, Non-Cyclical - 11.1%

Air Medical Group Holdings Inc Term B
5.280% (USD LIBOR + 3.250%) due 04/28/22 §	6,928,384	6,737,854
6.335% (USD LIBOR + 4.250%) due 03/14/25 §	9,211,231	9,112,210
Albertson’s LLC Term B-6 5.319% (USD LIBOR + 3.000%) due 06/22/23 §	10,517,099	10,423,981
Allied Universal Holdco LLC 5.844% (USD LIBOR + 3.750%) due 07/28/22 §	9,326,148	9,201,411
Alphabet Holding Co Inc
5.594% (USD LIBOR + 3.500%) due 09/28/24 §	2,553,200	2,401,073
(2nd Lien)
9.384% (USD LIBOR + 7.750%) due 08/15/25 §	5,700,000	4,697,752
Ardent Health Partners LLC Term B due 06/15/25 § ¥	6,500,000	6,471,563
Brightview Landscapes LLC (2nd Lien) 8.585% (USD LIBOR + 6.500%) due 12/18/21 §	2,870,922	2,892,968
CHS/Community Health Systems Inc Term G 5.307% (USD LIBOR + 3.000%) due 12/31/19 § ¥	19,468,133	19,420,670
Garda World Security Corp Term B (Canada) 5.805% (USD LIBOR + 3.500%) due 05/26/24 §	11,636,946	11,709,677
Hearthside Group Holdings LLC 5.091% (USD LIBOR + 3.000%) due 05/25/25 §	5,750,000	5,708,071
Heartland Dental LLC 5.844% (USD LIBOR + 3.750%) due 04/30/25 §	11,304,348	11,269,022
NVA Holdings Inc Term B-3 4.844% (USD LIBOR + 2.750%) due 02/02/25 §	14,688,188	14,639,232
Pearl Intermediate Parent LLC
4.835% (USD LIBOR + 2.750%) due 02/14/25 §	11,403,919	11,280,380
Delayed Draw
5.071% (USD LIBOR + 2.750%) due 02/14/25 §	910,136	901,792
Prime Security Services Borrower LLC Term B 4.844% (USD LIBOR + 2.750%) due 05/02/22 § ¥	13,563,979	13,520,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

PSC Industrial Outsourcing LP
(2nd Lien)
10.585% (USD LIBOR + 8.500%) due 10/05/25 §	$2,000,000	$1,990,000
Term B
5.835% (USD LIBOR + 4.250%) due 10/05/24 § ¥	8,713,731	8,713,731
Reddy Ice Corp 7.881% (USD LIBOR + 5.500%) due 05/01/19 §	10,966,517	10,966,517
Shearer’s Foods LLC 6.344% (USD LIBOR + 4.250%) due 06/30/21 §	6,981,389	6,937,755
Valeant Pharmaceuticals International Inc Term B 4.983% (USD LIBOR + 3.000%) due 05/30/25 § ¥	28,552,243	28,495,281

		197,491,474

Energy - 2.0%

Drillship Kithira Owners Inc (Cayman) 8.000% due 09/20/24 ¥	17,621,014	18,502,064
Keane Group Holdings LLC Term B 5.875% (USD LIBOR + 3.750%) due 05/25/25 §	10,150,000	10,188,063
PowerTeam Services LLC 5.584% (USD LIBOR + 3.250%) due 03/05/25 §	6,483,750	6,421,616

		35,111,743

Financial - 10.7%

AlixPartners LLP Term B 4.844% (USD LIBOR + 2.750%) due 04/04/24 §	23,076,516	23,090,938
Alliant Holdings Intermediate LLC Term B 5.046% (USD LIBOR + 3.000%) due 05/10/25 § ¥	22,594,994	22,480,708
AssuredPartners Inc Term B 5.344% (USD LIBOR + 3.250%) due 10/22/24 §	7,481,250	7,464,417
Asurion LLC
(2nd Lien)
due 08/04/25 ¥	3,750,000	3,810,938
Term B-7
due 11/03/24 ¥	10,250,000	10,224,375
Brookfield Retail Holdings VII Sub 3 LLC Term B due 05/07/25 ¥	8,750,000	8,622,031
Dakota Holding Corp Term B 5.584% (USD LIBOR + 3.250%) due 02/13/25 §	15,960,000	15,920,100
Edelman Financial Holdings II Inc Term B due 06/26/25 ¥	3,000,000	3,005,625
HUB International Ltd Term B 5.360% (USD LIBOR + 3.000%) due 04/25/25 §	24,260,314	24,133,069
Mayfield Agency Borrower Inc (2nd Lien) 10.594% (USD LIBOR + 8.500%) due 02/28/26 §	1,500,000	1,492,500
NFP Corp Term B 5.094% (USD LIBOR + 3.000%) due 01/08/24 §	22,451,755	22,339,496
USI Inc Term B 5.334% (USD LIBOR + 3.000%) due 05/16/24 §	20,204,353	20,110,908
VF Holdings Corp
5.344% (USD LIBOR + 3.250%) due 06/30/23 §	18,847,249	18,894,367
VICI Properties 1 LLC Term B 4.084% (USD LIBOR + 2.250%) due 12/22/24 §	9,306,818	9,262,220

		190,851,692

	Principal Amount	Value

Industrial - 24.2%

Accudyne Industries Borrower SCA Term B (Luxembourg) 5.344% (USD LIBOR + 3.250%) due 08/18/24 § ¥	$14,399,183	$14,397,686
Advanced Disposal Services Inc Term B 4.231% (USD LIBOR + 2.250%) due 11/10/23 §	6,827,019	6,819,018
Allflex Holdings III Inc Term B 5.138% (USD LIBOR + 3.250%) due 07/17/20 §	5,834,563	5,851,582
Avolon (US) LLC Term B-3 (Ireland) 4.088% (USD LIBOR + 2.000%) due 01/15/25 § ¥	25,876,250	25,605,843
Brand Industrial Services Inc 6.611% (USD LIBOR + 4.250%) due 06/21/24 §	17,584,937	17,637,885
BWAY Holding Co Term B 5.588% (USD LIBOR + 3.250%) due 04/03/24 §	9,900,000	9,921,661
CD&R Hydra Buyer Inc Term B (2nd Lien) 10.094% (USD LIBOR + 8.000%) due 04/30/26 §	6,250,000	6,265,625
Crosby US Acquisition Corp
5.084% (USD LIBOR + 3.000%) due 11/22/20 §	15,542,878	15,314,584
(2nd Lien)
8.084% (USD LIBOR + 6.000%) due 11/22/21 §	8,786,340	8,691,157
DiversiTech Holdings Inc
(2nd Lien)
9.840% (USD LIBOR + 7.500%) due 06/01/25 §	5,750,000	5,836,250
Term B
5.340% (USD LIBOR + 3.000%) due 06/01/24 §	9,409,381	9,385,858
Engineered Machinery Holdings Inc (2nd Lien) 9.584% (USD LIBOR + 7.250%) due 07/19/25 § ¥	9,632,191	9,704,432
EWT Holdings III Corp 5.094% (USD LIBOR + 3.000%) due 12/20/24 § ¥	16,440,308	16,471,134
Flex Acquisition Co Inc
5.308% (USD LIBOR + 3.250%) due 12/29/23 §	7,410,569	7,398,001
Term B
5.751% (USD LIBOR + 3.250%) due 06/22/25 §	11,250,000	11,278,125
Gates Global LLC Term B-2 5.084% (USD LIBOR + 3.000%) due 03/31/24 §	11,082,701	11,094,249
Hamilton Holdco LLC Term B (Australia) due 07/03/25 ¥	7,750,000	7,774,219
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.344% (USD LIBOR + 4.250%) due 06/30/22 §	17,740,888	17,103,316
KPEX Holdings Inc 5.344% (USD LIBOR + 3.250%) due 01/31/25 §	4,425,159	4,419,628
North American Lifting Holdings Inc 6.834% (USD LIBOR + 4.500%) due 11/27/20 §	11,648,054	11,153,011
Pisces Midco Inc Term B 6.089% (USD LIBOR + 3.750%) due 04/12/25 §	19,500,000	19,506,084
Plastipak Holdings Inc Term B 4.600% (USD LIBOR + 2.500%) due 10/14/24 §	9,974,874	9,940,581

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Power Products LLC 6.362% (USD LIBOR + 4.000%) due 12/20/22 §	$6,966,736	$7,014,633
Pro Mach Group Inc Term B 5.025% (USD LIBOR + 3.000%) due 03/07/25 §	10,473,750	10,365,085
Proampac PG Borrower LLC
5.610% (USD LIBOR + 3.500%) due 11/18/23 §	20,872,940	20,933,826
(2nd Lien)
10.584% (USD LIBOR + 8.500%) due 10/18/24 §	3,710,000	3,779,563
Quikrete Holdings Inc Term B 4.844% (USD LIBOR + 2.750%) due 11/15/23 § ¥	15,707,948	15,664,311
Reynolds Group Holdings Inc Term B 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	19,374,222	19,371,529
StandardAero Aviation Holdings Inc 5.840% (USD LIBOR + 3.750%) due 07/07/22 §	18,108,097	18,171,475
Titan Acquisition Ltd Term B (Canada) 5.094% (USD LIBOR + 3.000%) due 03/28/25 §	11,720,625	11,574,117
Transcendia Holdings Inc Term B 5.594% (USD LIBOR + 3.500%) due 05/30/24 §	6,208,186	6,215,946
TransDigm Inc
Term E
4.594% (USD LIBOR + 2.500%) due 05/30/25 §	8,977,500	8,947,838
Term F
4.594% (USD LIBOR + 2.500%) due 06/09/23 § ¥	8,237,334	8,214,171
Term G
4.594% (USD LIBOR + 2.500%) due 08/22/24 § ¥	20,560,437	20,466,805
TricorBraun Inc
6.080% (USD LIBOR + 3.750%) due 10/31/23 §	770,329	773,218
6.084% (USD LIBOR + 3.750%) due 10/30/23 §	7,645,077	7,673,746
USIC Holdings Inc 5.344% (USD LIBOR + 3.250%) due 12/09/23 § ¥	5,930,665	5,967,732
Wrangler Buyer Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/28/24 §	4,743,770	4,740,805
Zodiac Pool Solutions LLC 4.593% (USD LIBOR + 2.250%) due 12/20/23 §	10,735,767	10,744,709

		432,189,438

Technology - 10.4%

Applied Systems Inc (2nd Lien) 9.334% (USD LIBOR + 7.000%) due 09/19/25 § ¥	14,989,070	15,507,437
Banff Merger Sub Inc Term B due 06/28/25 ¥	17,500,000	17,412,500
Cypress Intermediate Holdings III Inc (2nd Lien) 8.844% (USD LIBOR + 6.750%) due 03/31/25 §	8,205,000	8,266,538
Kronos Inc
(2nd Lien)
10.608% (USD LIBOR + 8.250%) due 11/01/24 § ¥	14,935,000	15,476,394
Term B
5.358% (USD LIBOR + 3.000%) due 11/01/23 §	6,223,153	6,222,444

	Principal Amount	Value

Microchip Technology Inc 4.100% (USD LIBOR + 2.000%) due 05/29/25 §	$9,500,000	$9,523,750
Mitel US Holdings Inc Term B (Canada) 5.844% (USD LIBOR + 3.750%) due 09/25/23 §	17,626,596	17,648,630
RP Crown Parent LLC Term B 4.844% (USD LIBOR + 2.750%) due 10/12/23 §	14,167,443	14,120,222
Sophia LP Term B 5.584% (USD LIBOR + 3.250%) due 09/30/22 § ¥	16,899,840	16,894,567
Tempo Acquisition LLC Term B 5.094% (USD LIBOR + 3.000%) due 05/01/24 § ¥	19,331,184	19,288,887
Vertafore Inc
(2nd Lien)
due 06/04/26 ¥	20,500,000	20,429,521
Term B
due 06/04/25 ¥	25,250,000	25,116,731

		185,907,621

Utilities - 1.6%

Helix Gen Funding LLC Term B 5.844% (USD LIBOR + 3.750%) due 06/03/24 §	4,146,716	4,158,377
Pike Corp Term B 5.600% (USD LIBOR + 3.500%) due 03/23/25 §	6,618,182	6,648,321
Talen Energy Supply LLC
Term B-1
6.094% (USD LIBOR + 4.000%) due 07/06/23 §	10,724,031	10,773,179
Term B-2
6.094% (USD LIBOR + 4.000%) due 04/13/24 § ¥	7,584,889	7,630,399

		29,210,276

Total Senior Loan Notes (Cost $1,731,205,356)		1,726,595,527

	Shares
SHORT-TERM INVESTMENT - 9.2%

BlackRock Liquidity Funds T-Fund Portfolio	164,164,978	164,164,978

Total Short-Term Investment (Cost $164,164,978)		164,164,978

TOTAL INVESTMENTS - 108.8% (Cost $1,946,862,186)		1,942,070,369

OTHER ASSETS & LIABILITIES, NET - (8.8%)		(156,380,089)

NET ASSETS - 100.0%		$1,785,690,280

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Heartland Dental LLC	$1,695,652	$1,690,353	($5,299)
KPEX Holdings Inc	438,202	438,202	—
Pearl Intermediate Parent LLC	2,414,592	2,409,384	(5,208)

	$4,548,446	$4,537,939	($10,507)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$51,309,864	$—	$51,309,864	$—
	Senior Loan Notes	1,726,595,527	—	1,726,595,527	—
	Short-Term Investment	164,164,978	164,164,978	—	—
	Unfunded Loan Commitments	4,537,939	—	4,537,939	—

	Total	$1,946,608,308	$164,164,978	$1,782,443,330	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 2.6%

Basic Materials - 0.2%

Constellium NV ‘A’ *	11,031	$113,619

Consumer, Cyclical - 0.9%

Cedar Fair LP	3,875	244,164
Modular Space Corp * ±	7,317	153,657
Mohawk Industries Inc *	352	75,423
Six Flags Entertainment Corp	2,720	190,536

		663,780

Financial - 0.8%

Bank of America Corp	7,651	215,682
Outfront Media Inc REIT	4,360	84,802
The PNC Financial Services Group Inc	785	106,053
Wells Fargo & Co	2,206	122,301

		528,838

Industrial - 0.7%

Allegion PLC	4,202	325,067
Xylem Inc	2,803	188,866

		513,933

Total Common Stocks (Cost $1,766,146)		1,820,170

	Principal Amount
CORPORATE BONDS & NOTES - 89.8%

Basic Materials - 4.5%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$400,000	426,000
Aleris International Inc 10.750% due 07/15/23 ~	75,000	75,656
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	500,000	475,000
Blue Cube Spinco Inc 9.750% due 10/15/23	125,000	141,875
Constellium NV 6.625% due 03/01/25 ~	750,000	757,493
Hexion Inc 6.625% due 04/15/20	250,000	234,725
10.375% due 02/01/22 ~	225,000	221,625
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	325,000	327,437
Olin Corp 5.000% due 02/01/30	525,000	498,094

		3,157,905

Communications - 12.1%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	121,212
Altice France SA (France) 7.375% due 05/01/26 ~	450,000	441,652
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20	350,000	349,226
CSC Holdings LLC 6.625% due 10/15/25 ~	600,000	615,750
Frontier Communications Corp 8.500% due 04/01/26 ~	25,000	24,219
11.000% due 09/15/25	300,000	241,410
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	39,000	38,696
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	600,000	600,000
8.000% due 02/15/24 ~	75,000	78,937

	Principal Amount	Value

Level 3 Financing Inc 5.250% due 03/15/26	$925,000	$882,080
Outfront Media Capital LLC 5.875% due 03/15/25	725,000	733,627
Radiate Holdco LLC 6.875% due 02/15/23 ~	425,000	410,125
Sprint Capital Corp 6.875% due 11/15/28	150,000	144,375
8.750% due 03/15/32	150,000	160,875
Sprint Corp 7.250% due 09/15/21	250,000	260,625
7.625% due 02/15/25	1,400,000	1,438,500
7.625% due 03/01/26	25,000	25,531
T-Mobile USA Inc 4.500% due 02/01/26	1,125,000	1,051,875
Townsquare Media Inc 6.500% due 04/01/23 ~	175,000	158,156
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	700,000	657,020

		8,433,891

Consumer, Cyclical - 19.4%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	147,111	150,315
American Axle & Manufacturing Inc 6.250% due 04/01/25	75,000	74,719
6.250% due 03/15/26	325,000	317,687
6.500% due 04/01/27	75,000	74,156
AV Homes Inc 6.625% due 05/15/22	675,000	697,781
Beazer Homes USA Inc 5.875% due 10/15/27	775,000	678,915
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	475,000	450,656
CCM Merger Inc 6.000% due 03/15/22 ~	425,000	433,627
CEC Entertainment Inc 8.000% due 02/15/22	125,000	110,625
Cedar Fair LP 5.375% due 06/01/24	350,000	355,250
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,025,000	980,156
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	350,000	358,750
Golden Nugget Inc 6.750% due 10/15/24 ~	775,000	777,077
8.750% due 10/01/25 ~	650,000	669,311
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	375,000	383,906
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	700,000	660,625
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	450,000	471,375
L Brands Inc 5.250% due 02/01/28	275,000	244,750
6.950% due 03/01/33	175,000	156,625
Lennar Corp 4.750% due 05/30/25	800,000	777,000
4.750% due 11/29/27	175,000	164,447
Lithia Motors Inc 5.250% due 08/01/25 ~	450,000	439,875
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	400,000	394,224
Mattel Inc 3.150% due 03/15/23	375,000	330,937
5.450% due 11/01/41	325,000	264,062
6.750% due 12/31/25 ~	100,000	97,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	$525,000	$534,240
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	190,000	126,587
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	425,000	404,260
Scientific Games International Inc 5.000% due 10/15/25 ~	650,000	620,750
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	50,000	50,625
Tesla Inc 5.300% due 08/15/25 ~	700,000	625,625
The Men’s Wearhouse Inc 7.000% due 07/01/22	425,000	440,937
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	178,167	182,393

		13,499,893

Consumer, Non-Cyclical - 10.6%

Ahern Rentals Inc 7.375% due 05/15/23 ~	1,245,000	1,220,100
Albertsons Cos Inc 6.085% (USD LIBOR + 3.750%) due 01/15/24 § ~	350,000	351,750
B&G Foods Inc 5.250% due 04/01/25	450,000	425,250
CHS/Community Health Systems Inc 5.125% due 08/01/21	450,000	418,500
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	635,000	643,064
HCA Inc 4.500% due 02/15/27	1,000,000	943,750
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	89,793
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	200,000	204,250
JBS USA LUX SA (Brazil) 5.875% due 07/15/24 ~	75,000	71,906
7.250% due 06/01/21 ~	50,000	50,750
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	50,000	48,125
5.875% due 09/30/27 ~	50,000	46,500
Tenet Healthcare Corp 6.750% due 06/15/23	625,000	624,219
Teva Pharmaceutical Finance Co BV (Israel) 3.650% due 11/10/21	35,000	33,543
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	375,000	348,050
TMS International Corp 7.250% due 08/15/25 ~	665,000	681,625
Valeant Pharmaceuticals International Inc 5.500% due 11/01/25 ~	275,000	272,044
5.875% due 05/15/23 ~	50,000	47,156
7.500% due 07/15/21 ~	375,000	381,562
8.500% due 01/31/27 ~	125,000	127,187
9.000% due 12/15/25 ~	275,000	286,344
9.250% due 04/01/26 ~	25,000	26,031

		7,341,499

Energy - 15.5%

Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	350,000	352,187
Callon Petroleum Co 6.125% due 10/01/24	575,000	585,062
6.375% due 07/01/26 ~	100,000	100,625
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	25,000	24,875
5.875% due 03/31/25	375,000	391,406

	Principal Amount	Value

Cheniere Energy Partners LP 5.250% due 10/01/25 ~	$625,000	$611,219
Chesapeake Energy Corp 8.000% due 12/15/22 ~	35,000	36,871
8.000% due 01/15/25	275,000	280,761
8.000% due 06/15/27	25,000	25,500
Crestwood Midstream Partners LP 5.750% due 04/01/25	400,000	401,000
Denbury Resources Inc 5.500% due 05/01/22	30,000	27,750
9.250% due 03/31/22 ~	300,000	318,750
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	50,000	48,625
5.750% due 01/30/28 ~	375,000	367,031
Energy Transfer Equity LP 4.250% due 03/15/23	75,000	72,563
5.875% due 01/15/24	50,000	51,375
Ensco PLC 5.750% due 10/01/44	50,000	35,500
7.750% due 02/01/26	100,000	94,845
EP Energy LLC 7.750% due 09/01/22	170,000	135,150
7.750% due 05/15/26 ~	250,000	256,250
Halcon Resources Corp 6.750% due 02/15/25	500,000	470,000
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	350,000	343,319
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	104,000	99,060
Parsley Energy LLC 5.375% due 01/15/25 ~	375,000	374,063
5.625% due 10/15/27 ~	25,000	24,875
Range Resources Corp 5.875% due 07/01/22	485,000	493,488
Sanchez Energy Corp 6.125% due 01/15/23	625,000	426,563
7.250% due 02/15/23 ~	225,000	223,594
SemGroup Corp 5.625% due 11/15/23	500,000	473,750
SESI LLC 7.750% due 09/15/24	300,000	309,375
SM Energy Co 5.625% due 06/01/25	500,000	485,000
Southwestern Energy Co 7.500% due 04/01/26	625,000	650,000
7.750% due 10/01/27	35,000	36,400
Targa Resources Partners LP 5.125% due 02/01/25	850,000	841,500
5.375% due 02/01/27	50,000	48,625
5.875% due 04/15/26 ~	150,000	151,313
6.750% due 03/15/24	50,000	52,625
Transocean Inc 7.500% due 04/15/31	240,000	223,800
Ultra Resources Inc 7.125% due 04/15/25 ~	400,000	283,000
Weatherford International Ltd 8.250% due 06/15/23	175,000	174,053
Whiting Petroleum Corp 6.250% due 04/01/23	300,000	308,250
6.625% due 01/15/26 ~	25,000	25,813

		10,735,811

Financial - 6.6%

Ally Financial Inc 5.750% due 11/20/25	1,150,000	1,175,875
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	375,000	313,125
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	325,000	316,063

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Jefferies Finance LLC 6.875% due 04/15/22 ~	$306,000	$306,765
7.375% due 04/01/20 ~	375,000	378,649
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	575,000	585,063
Springleaf Finance Corp 6.875% due 03/15/25	25,000	24,875
7.125% due 03/15/26	125,000	124,688
8.250% due 12/15/20	675,000	730,688
The Howard Hughes Corp 5.375% due 03/15/25 ~	650,000	639,438

		4,595,229

Industrial - 16.6%

Apex Tool Group LLC 9.000% due 02/15/23 ~	425,000	412,250
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	200,000	204,500
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	500,000	521,875
BBA US Holdings Inc 5.375% due 05/01/26 ~	450,000	452,817
Bombardier Inc (Canada) 7.500% due 03/15/25 ~	125,000	130,781
8.750% due 12/01/21 ~	325,000	359,125
Brand Industrial Services Inc 8.500% due 07/15/25 ~	450,000	457,313
BWAY Holding Co 5.500% due 04/15/24 ~	125,000	122,188
7.250% due 04/15/25 ~	800,000	782,000
BWX Technologies Inc 5.375% due 07/15/26 ~	625,000	634,375
Cloud Crane LLC 10.125% due 08/01/24 ~	650,000	700,375
Core & Main LP 6.125% due 08/15/25 ~	425,000	404,813
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	485,000	469,238
7.875% due 07/15/26 ~	50,000	49,930
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	525,000	504,000
Itron Inc 5.000% due 01/15/26 ~	525,000	499,905
Louisiana-Pacific Corp 4.875% due 09/15/24	600,000	591,000
Mueller Water Products Inc 5.500% due 06/15/26 ~	350,000	353,500
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	375,000	400,313
Novelis Corp 5.875% due 09/30/26 ~	750,000	720,000
6.250% due 08/15/24 ~	125,000	125,313
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	425,000	422,348
5.500% due 02/15/24 ~	50,000	49,490
Standard Industries Inc 4.750% due 01/15/28 ~	675,000	622,688
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	335,000	313,225
TransDigm Inc 6.500% due 07/15/24	1,000,000	1,020,000
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	200,000	203,250

		11,526,612

	Principal Amount	Value

Technology - 2.4%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	$1,025,000	$1,031,406
Sensata Technologies BV 5.625% due 11/01/24 ~	575,000	598,719

		1,630,125

Utilities - 2.1%

Calpine Corp 5.250% due 06/01/26 ~	50,000	47,313
5.875% due 01/15/24 ~	350,000	347,375
NRG Energy Inc 7.250% due 05/15/26	315,000	337,050
Talen Energy Supply LLC 6.500% due 06/01/25	525,000	402,938
Vistra Energy Corp 7.625% due 11/01/24	100,000	107,125
8.125% due 01/30/26 ~	200,000	218,000

		1,459,801

Total Corporate Bonds & Notes (Cost $63,295,608)		62,380,766

SENIOR LOAN NOTES - 3.3%

Basic Materials - 0.4%

Aleris International Inc 6.856% (USD LIBOR + 4.750%) due 02/27/23 §	250,000	248,281

Communications - 0.5%

Avaya Inc Term B 6.323% (USD LIBOR + 4.250%) due 12/15/24 §	349,123	350,468

Consumer, Cyclical - 0.4%

Neiman Marcus Group Ltd LLC 5.263% (USD LIBOR + 3.250%) due 10/25/20 §	348,829	310,022

Consumer, Non-Cyclical - 0.4%

CHS/Community Health Systems Inc Term G 5.307% (USD LIBOR + 3.000%) due 12/31/19 §	244,048	243,453

Industrial - 1.6%

Crosby US Acquisition Corp (2nd Lien) 8.084% (USD LIBOR + 6.000%) due 11/22/21 §	150,000	148,375
EWT Holdings III Corp 5.094% (USD LIBOR + 3.000%) due 12/20/24 §	684,054	685,336
North American Lifting Holdings Inc (2nd Lien) 11.334% (USD LIBOR + 9.000%) due 11/27/21 §	350,000	287,875

		1,121,586

Total Senior Loan Notes (Cost $2,276,914)		2,273,810

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 0.7%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 8.067% (USD LIBOR + 5.950%) due 04/20/31 § ~	$250,000	$249,444
Dryden Senior Loan Fund CLO ‘F’ (Cayman) 9.241% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	237,383

Total Asset-Backed Securities (Cost $482,448)		486,827

	Shares

SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

BlackRock Liquidity Funds T-Fund Portfolio	1,954,424	1,954,424

Total Short-Term Investment (Cost $1,954,424)		1,954,424

TOTAL INVESTMENTS - 99.2% (Cost $69,775,540)		68,915,997

OTHER ASSETS & LIABILITIES, NET - 0.8%		572,319

NET ASSETS - 100.0%		$69,488,316

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,820,170	$1,666,513	$—	$153,657
	Corporate Bonds & Notes	62,380,766	—	62,380,766	—
	Senior Loan Notes	2,273,810	—	2,273,810	—
	Asset-Backed Securities	486,827	—	486,827	—
	Short-Term Investment	1,954,424	1,954,424	—	—

	Total	$68,915,997	$3,620,937	$65,141,403	$153,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 1.3%

Communications - 0.1%

AT&T Inc 2.975% (USD LIBOR + 0.750%) due 06/01/21 §	$100,000	$100,521

Energy - 0.5%

Petrobras Global Finance BV (Brazil)
5.999% due 01/27/28 ~	180,000	163,215
7.375% due 01/17/27	180,000	180,225

		343,440

Financial - 0.6%

Bank of America Corp 5.875% due 09/15/66	10,000	9,787
International Lease Finance Corp 7.125% due 09/01/18 ~	100,000	100,657
Royal Bank of Scotland Group PLC (United Kingdom) 7.500% due 09/30/66	200,000	204,400
The Goldman Sachs Group Inc 3.541% (USD LIBOR + 1.200%) due 09/15/20 §	100,000	101,532

		416,376

Utilities - 0.1%

Dominion Energy Gas Holdings LLC 2.926% (USD LIBOR + 0.600%) due 06/15/21 §	100,000	99,986
NextEra Energy Capital Holdings Inc 2.636% (USD LIBOR + 0.315%) due 09/03/19 §	20,000	20,042

		120,028

Total Corporate Bonds & Notes (Cost $1,007,349)		980,365

MORTGAGE-BACKED SECURITIES - 5.8%

Collateralized Mortgage Obligation - Commercial - 0.2%

Latitude Management Real Estate Capital Inc 3.082% (USD LIBOR + 0.980%) due 02/22/32 § ~	150,000	150,320

Collateralized Mortgage Obligations - Residential - 1.6%

Alternative Loan Trust 2.211% (USD LIBOR + 0.120%) due 06/25/36 §	152,081	142,604
Banc of America Mortgage Trust 3.619% due 07/25/35 §	52,666	49,035
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.451% (USD LIBOR + 0.360%) due 03/25/35 § ~	179,375	178,839
Countrywide Home Loan Mortgage Pass-Through Trust 3.968% due 01/19/34 §	19,843	20,221
Credit Suisse Mortgage Trust 2.241% (USD LIBOR + 0.150%) due 09/29/36 § ~	302,000	284,812
Fannie Mae
2.441% (USD LIBOR + 0.350%) due 07/25/37 §	23,945	23,918
2.471% (USD LIBOR + 0.380%) due 07/25/37 §	36,357	36,563

	Principal Amount	Value

2.531% (USD LIBOR + 0.440%) due 05/25/36 §	$17,499	$17,499
2.536% (USD LIBOR + 0.445%) due 02/25/37 §	7,676	7,662
2.771% (USD LIBOR + 0.680%) due 02/25/41 §	102,509	104,559
GSR Mortgage Loan Trust 3.678% due 09/25/35 §	15,670	16,021
JP Morgan Mortgage Trust 3.815% due 06/25/35 §	41,735	41,495
Merrill Lynch Mortgage Investors Trust 3.575% due 12/25/34 §	56,423	56,892
Residential Accredit Loans Inc Trust 2.271% (USD LIBOR + 0.180%) due 06/25/46 §	95,772	42,315
Structured Adjustable Rate Mortgage Loan Trust 0.440% (USD LIBOR + 0.250%) due 02/25/35 §	18,964	17,656
Structured Asset Mortgage Investments II Trust 2.301% (USD LIBOR + 0.210%) due 05/25/36 §	76,777	69,323
WaMu Mortgage Pass-Through Certificates 2.461% (USD LIBOR + 0.370%) due 01/25/45 §	58,793	58,487

		1,167,901

Fannie Mae - 4.0%

3.000% due 07/01/48	200,000	193,703
3.500% due 07/01/48 - 08/01/48	1,670,000	1,660,181
4.000% due 08/01/48	1,000,000	1,018,047

		2,871,931

Total Mortgage-Backed Securities (Cost $4,186,729)		4,190,152

ASSET-BACKED SECURITIES - 3.8%

Asset Backed Funding Corp Trust 2.691% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,892
B&M CLO Ltd (Cayman) 3.078% (USD LIBOR + 0.730%) due 04/16/26 § ~	270,000	269,807
Bayview Opportunity Master Fund IVa Trust 3.672% due 03/28/33 § ~	441,992	442,334
Countrywide Asset-Backed Certificates
2.231% (USD LIBOR + 0.140%) due 07/25/37 §	319,446	296,320
2.291% (USD LIBOR + 0.200%) due 09/25/37 §	83,385	74,834
Crown Point CLO Ltd (Cayman) 3.276% (USD LIBOR + 0.940%) due 07/17/28 § # ~	200,000	200,000
Freddie Mac Structured Pass-Through Certificates 2.371% (USD LIBOR + 0.280%) due 09/25/31 §	997	986
Home Equity Asset Trust 2.946% (USD LIBOR + 0.855%) due 08/25/34 §	33,544	33,315
Home Equity Mortgage Loan Asset-Backed Trust 2.311% (USD LIBOR + 0.220%) due 04/25/37 §	97,593	80,153
Loomis Sayles CLO II Ltd (Cayman) 3.253% (USD LIBOR + 0.900%) due 04/15/28 § ~	280,000	279,556
MidOcean Credit CLO IV (Cayman) 3.148% (USD LIBOR + 0.800%) due 04/15/27 § # ~	450,000	450,009

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Option One Mortgage Loan Trust
2.231% (USD LIBOR + 0.140%) due 01/25/37 §	$83,880	$65,460
2.231% (USD LIBOR + 0.140%) due 03/25/37 §	104,683	80,325
TICP CLO Ltd (Cayman) 3.743% (USD LIBOR + 0.840%) due 04/20/28 § # ~	450,000	446,649

Total Asset-Backed Securities (Cost $2,743,284)		2,741,640

U.S. TREASURY OBLIGATIONS - 108.8%

U.S. Treasury Inflation Protected Securities - 108.0%

0.125% due 04/15/19 ^	2,382,289	2,368,640
0.125% due 04/15/20 ^	4,416,465	4,370,256
0.125% due 04/15/22 ^	164,835	161,495
0.125% due 07/15/24 ^	6,938,798	6,747,095
0.125% due 07/15/26 ^	125,429	120,196
0.250% due 01/15/25 ^	959,434	933,456
0.375% due 07/15/25 ^	663,495	652,009
0.375% due 01/15/27 ^	20,744	20,160
0.375% due 07/15/27 ^	5,121,150	4,983,434
0.500% due 01/15/28 ^	11,738,792	11,486,744
0.625% due 07/15/21 ^	6,838,809	6,866,044
0.625% due 04/15/23 ^	383,295	382,723
0.625% due 01/15/24 ^	6,695,018	6,688,162
0.625% due 01/15/26 ^	474,498	472,045
0.750% due 02/15/42 ^	221,760	216,739
0.750% due 02/15/45 ^	117,037	113,664
0.875% due 02/15/47 ^	56,048	56,107
1.000% due 02/15/46 ^	450,452	464,409
1.000% due 02/15/48 ^	3,700,345	3,828,319
1.125% due 01/15/21 ^	6,872,040	6,962,751
1.250% due 07/15/20 ^	539,955	548,838
1.375% due 02/15/44 ^	3,493,848	3,904,178
1.750% due 01/15/28 ^	774,969	847,071
2.000% due 01/15/26 ^	6,326,848	6,933,874
2.125% due 02/15/40 ^	11,592	14,586
2.125% due 02/15/41 ^	114,409	145,003
2.375% due 01/15/25 ^	5,024,300	5,572,638
2.500% due 01/15/29 ^	1,549,723	1,822,359
3.375% due 04/15/32 ^	83,280	111,272
3.625% due 04/15/28 ^	221,517	281,451
3.875% due 04/15/29 ^	452,646	597,180

		78,672,898

U.S. Treasury Notes - 0.8%

1.750% due 11/30/21	440,000	426,998
1.875% due 02/28/22	200,000	194,426

		621,424

Total U.S. Treasury Obligations (Cost $79,559,060)		79,294,322

FOREIGN GOVERNMENT BONDS & NOTES - 4.2%

Argentina Bonar (Argentina) 35.470% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 12,000	379
Argentina POM Politica Monetaria (Argentina) 40.000% (ARS Reference + 0.000%) due 06/21/20 §	500,000	17,752
Argentine Republic Government (Argentina) 6.875% due 01/26/27	$320,000	282,800
Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 950,000	817,950
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	123,601
Cyprus Government (Cyprus)
3.750% due 07/26/23	90,000	115,855
4.250% due 11/04/25	10,000	13,337
French Republic Government OAT (France) 1.850% due 07/25/27 ^ ~	484,053	721,422

	Principal Amount	Value

Italy Buoni Poliennali Del Tesoro (Italy) 2.350% due 09/15/24 ^ ~	EUR 134,424	$170,036
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 493,000	25,091
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 850,000	644,165
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 08/10/48 ^ ~	GBP 30,536	66,158
0.125% due 11/22/65 ^ ~	9,666	28,005

Total Foreign Government Bonds & Notes (Cost $3,181,898)		3,026,551

SHORT-TERM INVESTMENTS - 6.2%

Commercial Paper - 0.7%

Royal Bank of Canada (Canada) 2.090% due 07/03/18	CAD 200,000	152,106
The Bank of Nova Scotia (Canada) 2.090% due 07/03/18	500,000	380,265

		532,371

Foreign Government Issues - 0.8%

Argentina Treasury Bill (Argentina)
3.408% due 07/13/18	$100,000	99,881
3.909% due 08/10/18	300,000	298,711
45.978% due 09/14/18	ARS 200,000	6,391
Hellenic Republic Treasury Bill (Greece)
(0.196%) due 07/13/18	EUR 60,000	70,073
0.629% due 08/31/18	30,000	34,997
0.836% due 10/05/18	70,000	81,565

		591,618

	Shares
Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio	523,707	523,707

	Principal Amount
Repurchase Agreements - 4.0%

Deutsche Bank Securities Inc 2.310% due 07/02/18 (Dated 06/29/18, repurchase price of $600,116; collateralized by a US Treasury Security: 3.375% due 05/15/44 and value $644,438)	$600,000	600,000
Societe Generale 2.260% due 07/02/18 (Dated 06/29/18, repurchase price of $2,300,433; collateralized by a US Treasury Security: 3.500% due 05/15/20 and value $2,350,582)	2,300,000	2,300,000

		2,900,000

Total Short-Term Investments (Cost $4,568,215)		4,547,696

TOTAL INVESTMENTS - 130.1% (Cost $95,246,535)		94,780,726

DERIVATIVES - 0.1%
(See Notes (c) through (g) in Notes to Schedule of Investments)		64,039

OTHER ASSETS & LIABILITIES, NET - (30.2%)		(21,970,864)

NET ASSETS - 100.0%		$72,873,901

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2018, $415,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(b)

The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2018 was $16,648,390 at a weighted average interest rate of 1.929%.

(c)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Bonds	09/18	19	$2,269,188	$2,283,563	$14,375

Short Futures Outstanding
Australia 3-Year Bonds	09/18	13	1,067,467	1,071,197	(3,730)
Euro-BTP	09/18	1	149,536	148,591	945
Euro-Bund	09/18	1	189,019	189,826	(807)
Euro-OAT	09/18	5	885,317	902,360	(17,043)
Japan 10-Year Bonds	09/18	2	2,721,440	2,724,834	(3,394)
Long Gilt	09/18	5	805,015	812,041	(7,026)
U.S. Treasury 5-Year Notes	09/18	2	226,140	227,234	(1,094)
U.S. Treasury 30-Year Bonds	09/18	13	1,833,756	1,885,000	(51,244)
U.S. Treasury Ultra 10-Year Notes	09/18	28	3,560,532	3,590,563	(30,031)
U.S. Treasury Ultra 30-Year Bonds	09/18	4	625,774	638,250	(12,476)

					(125,900)

Total Futures Contracts					($111,525)

(d)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	153,120	USD	5,490	07/18	DUB	$—	($220)
ARS	306,240	USD	10,734	07/18	GSC	—	(236)
ARS	444,350	USD	15,995	09/18	BRC	—	(1,941)
AUD	1,113,000	USD	817,499	07/18	GSC	6,189	—
EUR	1,013,000	USD	1,176,245	07/18	UBS	7,092	—
INR	2,350,075	USD	34,305	09/18	UBS	—	(365)
JPY	44,700,000	USD	408,402	07/18	SCB	—	(4,552)
RUB	2,547,735	USD	39,262	07/18	SCB	1,256	—
USD	5,281	ARS	153,120	07/18	DUB	—	—
USD	5,511	ARS	153,120	07/18	GSC	241	—
USD	836,692	AUD	1,113,000	07/18	GSC	13,004	—
USD	817,582	AUD	1,113,000	08/18	GSC	—	(6,195)
USD	154,328	CAD	200,000	07/18	GSC	2,186	—
USD	385,246	CAD	500,000	07/18	JPM	4,890	—
USD	373,962	CNH	2,390,774	09/18	GSC	15,092	—
USD	18,516	EUR	16,000	07/18	BRC	—	(175)
USD	74,768	EUR	60,000	07/18	GSC	4,626	—
USD	1,154,977	EUR	997,000	07/18	SCB	—	(9,670)
USD	12,432	EUR	10,000	08/18	JPM	698	—
USD	24,747	EUR	20,000	08/18	RBC	1,279	—
USD	1,178,874	EUR	1,013,000	08/18	UBS	—	(7,131)
USD	24,823	EUR	20,000	10/18	DUB	1,293	—
USD	62,404	EUR	50,000	10/18	GSC	3,579	—
USD	156,047	GBP	117,000	07/18	JPM	1,607	—
USD	36,000	INR	2,480,425	09/18	GSC	177	—
USD	146,000	KRW	161,735,880	09/18	BRC	393	—
USD	25,807	KRW	27,739,600	09/18	SCB	834	—
USD	22,756	MXN	438,000	08/18	UBS	911	—
USD	651,225	NZD	925,000	07/18	UBS	24,720	—
USD	39,459	RUB	2,521,010	07/18	JPM	—	(635)
USD	146,000	SGD	197,963	09/18	BRC	450	—
USD	146,000	TWD	4,413,434	09/18	BRC	440	—

Total Forward Foreign Currency Contracts						$90,957	($31,120)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(e)	Purchased options outstanding as of June 30, 2018 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	$150,000	$1,740	$2,244

(f)	Premiums received and value of written options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 30 5Y	0.950%	07/18/18	BRC	$100,000	$172	($13)
Put - CDX IG 30 5Y	0.950%	07/18/18	DUB	100,000	166	(14)

					$338	($27)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,823	($598)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	(69)

						15,213	(667)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	03/24/20	JPM	700,000	7,910	(259)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	2,000,000	17,720	—
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	300,000	3,870	—

						29,500	(259)

Total Inflation Floor/Cap Options						$44,713	($926)

Interest Rate Floor Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	2-Year/10-Year ICE Swap Rate	01/02/20	MSC	$1,000,000	$775	($1,581)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.250%	12/04/18	DUB	$700,000	$3,920	($2,034)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 30-Year Bonds (08/18)	$145.00	07/27/18	CME	2	$290,000	$1,185	($2,000)
Call - U.S. Treasury 30-Year Bonds (08/18)	146.00	07/27/18	CME	2	292,000	1,216	(1,188)
Call - U.S. Treasury 30-Year Bonds (08/18)	146.50	07/27/18	CME	2	293,000	1,272	(907)
Call - Euro-Bund (08/18)	EUR 162.00	08/24/18	EUX	6	EUR 972,000	3,412	(9,529)

						7,085	(13,624)

Put - U.S. Treasury 30-Year Bonds (08/18)	$143.00	07/27/18	CME	2	$286,000	1,314	(625)
Put - Euro-Bund (08/18)	EUR 157.00	08/24/18	EUX	3	EUR 471,000	1,893	(175)

						3,207	(800)

Total Options on Futures						$10,292	($14,424)

Total Written Options						$60,038	($18,992)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(g)	Swap agreements outstanding as of June 30, 2018 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.502%	EUR 10,000	$155	$158	($3)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency		Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 28 5Y	Q		1.000%	12/20/22	ICE	EUR 40,000	($743)	($1,139)	$396

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency		Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	M		0.500%	01/17/47	DUB	$60,000	$344	($1,864)	$2,208
CMBX NA AAA 7	M		0.500%	01/17/47	MSC	40,000	230	(1,242)	1,472

							$574	($3,106)	$3,680

Total Credit Default Swaps							($14)	($4,087)	$4,073

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate / Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.070%	U.S. CPI Urban Consumers	Z / Z	LCH	03/23/19	$620,000	$991	$36	$955
2.027%	U.S. CPI Urban Consumers	Z / Z	LCH	11/23/20	100,000	1,059	—	1,059
2.021%	U.S. CPI Urban Consumers	Z / Z	LCH	11/25/20	100,000	1,077	—	1,077
1.165%	Eurostat Eurozone HICP	Z / Z	LCH	12/15/21	EUR 50,000	940	48	892
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	789	—	789
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	74	—	74
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	219	—	219
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	182	—	182
2.678%	3-Month USD-LIBOR	S / Q	CME	10/25/23	200,000	(2,375)	—	(2,375)
2.500%	3-Month USD-LIBOR	S / Q	CME	12/19/23	120,000	(2,484)	(305)	(2,179)
11.970%	Brazil CETIP Interbank	Z / Z	CME	01/04/27	BRL 800,000	2,350	198	2,152
3.428%	GBP Retail Price	Z / Z	LCH	03/15/47	GBP 30,000	(142)	1,686	(1,828)

						$2,680	$1,663	$1,017

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate / Floating Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.058%	U.S. CPI Urban Consumers	Z / Z	MSC	05/12/25	$700,000	($10,942)	$—	($10,942)
1.788%	U.S. CPI Urban Consumers	Z / Z	MSC	07/18/26	100,000	(5,407)	—	(5,407)
1.805%	U.S. CPI Urban Consumers	Z / Z	MSC	09/20/26	10,000	(517)	—	(517)

						(16,866)	—	(16,866)

			Exchange
2.143%	U.S. CPI Urban Consumers	Z / Z	LCH	04/25/20	110,000	(2)	—	(2)
1.750%	3-Month USD-LIBOR	S / Q	CME	06/20/20	500,000	9,980	9,788	192
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/23	EUR 1,900,000	878	(234)	1,112
2.000%	3-Month USD-LIBOR	S / Q	CME	07/27/26	$400,000	16,853	5,823	11,030
1.800%	U.S. CPI Urban Consumers	Z / Z	LCH	09/12/26	100,000	(5,180)	(1,009)	(4,171)
1.780%	U.S. CPI Urban Consumers	Z / Z	LCH	09/15/26	100,000	(5,400)	(4,854)	(546)
2.400%	3-Month USD-LIBOR	S / Q	CME	12/07/26	400,000	9,967	—	9,967
1.385%	Eurostat Eurozone HICP	Z / Z	LCH	12/15/26	EUR 290,000	(6,308)	(3,868)	(2,440)
1.750%	3-Month USD-LIBOR	S / Q	LCH	12/21/26	$340,000	29,857	(2,170)	32,027
1.360%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/27	EUR 30,000	(779)	(443)	(336)
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	JPY 10,000,000	(362)	—	(362)
2.180%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/27	$20,000	(447)	—	(447)
1.575%	France CPI Ex Tobacco	Z / Z	LCH	01/15/28	EUR 60,000	(247)	—	(247)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$960,000	(3,517)	1,470	(4,987)
1.606%	France CPI Ex Tobacco	Z / Z	LCH	02/15/28	EUR 10,000	(2)	—	(2)
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/28	40,000	(275)	—	(275)
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(1,460)	290	(1,750)
3.100%	3-Month USD-LIBOR	S / Q	CME	04/17/28	$90,000	(274)	(568)	294
2.353%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/28	120,000	15	—	15
2.360%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/28	180,000	152	—	152
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	180,000	206	—	206
1.620%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/28	EUR 340,000	228	21	207
1.500%	6-Month GBP-LIBOR	S / S	LCH	09/19/28	GBP 710,000	4,435	16,536	(12,101)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 40,000,000	(3,905)	—	(3,905)
3.190%	GBP Retail Price	Z / Z	LCH	04/15/30	GBP 300,000	(1,899)	(18,201)	16,302
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	200,000	7,963	2,571	5,392
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	1,923	496	1,427
2.250%	3-Month USD-LIBOR	S / Q	CME	12/21/46	$30,000	4,407	2,278	2,129
2.000%	U.S. Fed Funds	Z / Z	LCH	12/15/47	40,000	3,796	(72)	3,868
2.150%	3-Month USD-LIBOR	S / Q	CME	06/19/48	50,000	8,582	—	8,582
2.500%	3-Month USD-LIBOR	S / Q	CME	06/20/48	820,000	81,008	99,079	(18,071)
1.750%	6-Month GBP-LIBOR	S / S	LCH	09/19/48	GBP 130,000	(5,176)	(8,477)	3,301
2.948%	3-Month USD-LIBOR	S / Q	CME	10/19/48	$30,000	210	—	210
2.750%	3-Month USD-LIBOR	S / Q	CME	12/19/48	30,000	1,448	508	940

						146,675	98,964	47,711

Total Interest Rate Swaps - Short						$129,809	$98,964	$30,845

Total Interest Rate Swaps						$132,489	$100,627	$31,862

Total Swap Agreements						$132,475	$96,540	$35,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$980,365	$—	$980,365	$—
	Mortgage-Backed Securities	4,190,152	—	4,190,152	—
	Asset-Backed Securities	2,741,640	—	2,741,640	—
	U.S. Treasury Obligations	79,294,322	—	79,294,322	—
	Foreign Government Bonds & Notes	3,026,551	—	3,026,551	—
	Short-Term Investments	4,547,696	523,707	4,023,989	—
	Derivatives:
	Credit Contracts
	Swaps	729	—	729	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	90,957	—	90,957	—
	Interest Rate Contracts
	Futures	15,320	15,320	—	—
	Purchased Options	2,244	—	2,244	—
	Swaps	189,589	—	189,589	—

	Total Interest Rate Contracts	207,153	15,320	191,833	—

	Total Assets - Derivatives	298,839	15,320	283,519	—

	Total Assets	95,079,565	539,027	94,540,538	—

Liabilities	Sale-buyback Financing Transactions	(19,653,466)	—	(19,653,466)	—
	Derivatives:
	Credit Contracts
	Written Options	(27)	—	(27)
	Swaps	(743)	—	(743)	—

	Total Credit Contracts	(770)	—	(770)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(31,120)	—	(31,120)	—
	Interest Rate Contracts
	Futures	(126,845)	(126,845)	—	—
	Written Options	(18,965)	—	(18,965)	—
	Swaps	(57,100)	—	(57,100)	—

	Total Interest Rate Contracts	(202,910)	(126,845)	(76,065)	—

	Total Liabilities - Derivatives	(234,800)	(126,845)	(107,955)	—

	Total Liabilities	(19,888,266)	(126,845)	(19,761,421)	—

	Total	$75,191,299	$412,182	$74,779,117	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 39.1%

Basic Materials - 1.3%

Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	$220,000	$233,110
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	450,000	426,351
3.750% due 04/10/22 ~	240,000	238,482
ArcelorMittal (Luxembourg) 7.000% due 10/15/39	180,000	207,675
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	31,483
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	240,000	266,934
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	15,000	14,818
6.750% due 10/19/75 ~	770,000	836,990
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	370,000	359,687
Freeport-McMoRan Inc
3.550% due 03/01/22	190,000	180,975
5.450% due 03/15/43	100,000	88,220
6.875% due 02/15/23	210,000	222,327
Glencore Funding LLC (Switzerland)
2.875% due 04/16/20 ~	60,000	59,386
4.000% due 03/27/27 ~	640,000	604,987
4.125% due 05/30/23 ~	50,000	49,945
Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	500,000	506,787
Nutrien Ltd (Canada) 4.875% due 03/30/20	100,000	101,937
OCP SA (Morocco) 4.500% due 10/22/25 ~	200,000	190,916
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	967,615
Syngenta Finance NV (Switzerland)
3.698% due 04/24/20 ~	600,000	598,059
3.933% due 04/23/21 ~	290,000	289,434
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	660,000	744,282
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	210,000	201,511

		7,421,911

Communications - 3.2%

21st Century Fox America Inc
6.200% due 12/15/34	100,000	118,374
6.650% due 11/15/37	10,000	12,442
Altice Financing SA (Luxembourg) 5.250% due 02/15/23 ~	EUR 300,000	362,131
Altice France SA (France)
6.250% due 05/15/24 ~	$450,000	438,750
7.375% due 05/01/26 ~	210,000	206,104
Altice Luxembourg SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	896,731
Amazon.com Inc
3.875% due 08/22/37	$160,000	156,592
4.050% due 08/22/47	200,000	196,409
4.950% due 12/05/44	280,000	311,649
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	300,000	308,532
AT&T Inc
3.000% due 02/15/22	80,000	78,157
3.400% due 05/15/25	170,000	160,120
4.350% due 06/15/45	840,000	714,500
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	230,000	212,333
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	60,000	85,896

	Principal Amount	Value

CCO Holdings LLC
5.000% due 02/01/28 ~	$40,000	$36,800
5.125% due 05/01/27 ~	140,000	131,075
Charter Communications Operating LLC
3.579% due 07/23/20	2,140,000	2,140,734
4.200% due 03/15/28	140,000	131,270
5.375% due 04/01/38	100,000	94,687
5.750% due 04/01/48	10,000	9,708
6.834% due 10/23/55	30,000	32,253
6.384% due 10/23/35	50,000	52,358
Comcast Corp
3.375% due 08/15/25	150,000	143,975
3.999% due 11/01/49	151,000	133,698
5.150% due 03/01/20	550,000	567,823
5.650% due 06/15/35	20,000	22,186
DISH DBS Corp
5.875% due 11/15/24	560,000	476,000
6.750% due 06/01/21	50,000	50,187
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	450,000	441,577
NBCUniversal Media LLC 4.375% due 04/01/21	300,000	307,961
Sprint Capital Corp 8.750% due 03/15/32	320,000	343,200
Sprint Communications Inc 9.000% due 11/15/18 ~	104,000	106,210
Sprint Corp
7.625% due 02/15/25	240,000	246,600
7.875% due 09/15/23	20,000	20,788
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	162,500	161,078
4.738% due 09/20/29 ~	450,000	447,660
Telefonica Emisiones SAU (Spain)
4.103% due 03/08/27	210,000	203,380
5.134% due 04/27/20	280,000	288,970
5.213% due 03/08/47	150,000	145,005
Time Warner Cable LLC
4.125% due 02/15/21	1,120,000	1,126,261
5.875% due 11/15/40	410,000	402,082
6.550% due 05/01/37	100,000	106,318
7.300% due 07/01/38	190,000	215,838
8.250% due 04/01/19	60,000	62,246
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	123,690
Univision Communications Inc 5.125% due 02/15/25 ~	210,000	194,513
Verizon Communications Inc
2.625% due 08/15/26	20,000	17,776
3.376% due 02/15/25	846,000	813,730
3.443% (USD LIBOR + 1.100%) due 05/15/25 §	500,000	499,889
3.500% due 11/01/24	80,000	77,454
3.850% due 11/01/42	60,000	50,251
4.125% due 03/16/27	490,000	483,880
4.329% due 09/21/28 ~	595,000	591,372
4.500% due 08/10/33	420,000	408,012
5.500% due 03/16/47	30,000	31,528
Viacom Inc
3.875% due 04/01/24	130,000	125,886
4.250% due 09/01/23	40,000	39,708
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	670,000	662,602
5.250% due 05/30/48	360,000	360,511
Warner Media LLC 4.750% due 03/29/21	100,000	103,230

		17,490,680

Consumer, Cyclical - 2.3%

Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	80,000	74,400
BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	40,000	38,158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Cintas Corp
2.900% due 04/01/22	$210,000	$205,487
3.700% due 04/01/27	210,000	206,293
Daimler Finance North America LLC (Germany) 3.350% due 05/04/21 ~	500,000	498,084
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	228,486	249,369
Ford Motor Co 4.750% due 01/15/43	80,000	69,331
Ford Motor Credit Co LLC
3.200% due 01/15/21	1,100,000	1,088,269
3.589% (USD LIBOR + 1.235%) due 02/15/23 §	300,000	302,039
3.664% due 09/08/24	290,000	277,805
5.875% due 08/02/21	400,000	424,313
8.125% due 01/15/20	600,000	643,040
General Motors Co
5.150% due 04/01/38	40,000	38,184
6.250% due 10/02/43	100,000	103,895
General Motors Financial Co Inc
2.450% due 11/06/20	480,000	468,922
3.150% due 01/15/20	400,000	399,454
3.200% due 07/13/20	600,000	597,477
3.500% due 07/10/19	700,000	703,699
4.250% due 05/15/23	30,000	30,094
4.350% due 01/17/27	40,000	38,759
4.375% due 09/25/21	380,000	387,579
GLP Capital LP 5.375% due 04/15/26	30,000	29,775
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	500,000	501,370
Hilton Worldwide Finance LLC 4.875% due 04/01/27	500,000	483,750
Lennar Corp 4.750% due 11/29/27	580,000	545,026
McDonald’s Corp
2.759% (USD LIBOR + 0.430%) due 10/28/21 §	500,000	502,210
3.500% due 03/01/27	100,000	97,696
3.700% due 01/30/26	310,000	308,144
NCL Corp Ltd 4.750% due 12/15/21 ~	98,000	98,000
Newell Brands Inc
3.150% due 04/01/21	220,000	218,085
3.850% due 04/01/23	270,000	266,151
4.200% due 04/01/26	190,000	183,670
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	160,000	160,200
The TJX Cos Inc 2.250% due 09/15/26	50,000	44,722
Toll Brothers Finance Corp 4.375% due 04/15/23	80,000	78,700
Walgreens Boots Alliance Inc 3.450% due 06/01/26	270,000	252,255
Walmart Inc 3.700% due 06/26/28	370,000	372,888
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	594,206
ZF North America Capital Inc (Germany)
4.500% due 04/29/22 ~	500,000	509,366
4.750% due 04/29/25 ~	430,000	430,439

		12,521,304

Consumer, Non-Cyclical - 6.0%

Abbott Laboratories
3.750% due 11/30/26	350,000	344,514
4.750% due 11/30/36	160,000	169,190
4.900% due 11/30/46	290,000	311,493
AbbVie Inc 3.600% due 05/14/25	430,000	416,958

	Principal Amount	Value

Aetna Inc 2.800% due 06/15/23	$100,000	$95,441
Allergan Funding SCS
3.450% due 03/15/22	180,000	177,223
3.800% due 03/15/25	420,000	408,315
4.550% due 03/15/35	30,000	28,528
4.750% due 03/15/45	21,000	20,275
Allergan Sales LLC 5.000% due 12/15/21 ~	700,000	724,727
Altria Group Inc
2.850% due 08/09/22	330,000	322,297
9.250% due 08/06/19	320,000	341,866
Amgen Inc
2.125% due 05/01/20	40,000	39,339
3.625% due 05/22/24	80,000	79,739
4.663% due 06/15/51	11,000	10,913
5.375% due 05/15/43	30,000	32,402
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	370,000	365,048
3.300% due 02/01/23	820,000	813,737
3.650% due 02/01/26	110,000	107,828
4.900% due 02/01/46	750,000	774,031
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	300,000	289,834
Anthem Inc
2.950% due 12/01/22	220,000	213,815
3.125% due 05/15/22	150,000	147,856
3.350% due 12/01/24	100,000	96,701
3.650% due 12/01/27	180,000	170,779
3.700% due 08/15/21	80,000	80,735
Ashtead Capital Inc (United Kingdom) 4.375% due 08/15/27 ~	200,000	186,500
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	611,522
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22 ~	800,000	767,627
3.557% due 08/15/27 ~	870,000	810,686
4.540% due 08/15/47 ~	420,000	393,397
Baxalta Inc 2.875% due 06/23/20	500,000	494,525
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	600,531
Becton Dickinson & Co
3.363% due 06/06/24	460,000	442,274
3.734% due 12/15/24	130,000	127,094
4.685% due 12/15/44	90,000	87,493
Campbell Soup Co 3.300% due 03/15/21	600,000	597,861
Cardinal Health Inc
2.616% due 06/15/22	140,000	134,248
3.079% due 06/15/24	180,000	169,775
Celgene Corp
2.250% due 08/15/21	170,000	163,644
2.875% due 02/19/21	500,000	493,576
3.550% due 08/15/22	90,000	89,374
3.875% due 08/15/25	320,000	311,345
5.000% due 08/15/45	100,000	98,204
5.250% due 08/15/43	60,000	61,582
Centene Corp
4.750% due 05/15/22	80,000	80,900
4.750% due 01/15/25	140,000	139,650
5.375% due 06/01/26 ~	400,000	406,252
5.625% due 02/15/21	40,000	40,945
6.125% due 02/15/24	120,000	126,750
Constellation Brands Inc
4.250% due 05/01/23	70,000	71,420
4.750% due 11/15/24	190,000	197,443
CVS Health Corp
2.750% due 12/01/22	890,000	853,603
3.125% due 03/09/20	700,000	699,356

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

3.350% due 03/09/21	$140,000	$139,925
3.700% due 03/09/23	130,000	128,814
3.875% due 07/20/25	277,000	271,181
4.100% due 03/25/25	250,000	248,992
4.300% due 03/25/28	1,570,000	1,551,098
5.050% due 03/25/48	10,000	10,139
5.125% due 07/20/45	160,000	162,592
Danone SA (France) 2.589% due 11/02/23 ~	940,000	886,041
Dr Pepper Snapple Group Inc 4.057% due 05/25/23 ~	500,000	502,412
Ecolab Inc 4.350% due 12/08/21	106,000	109,486
Eli Lilly & Co 3.100% due 05/15/27	160,000	153,270
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	500,000	493,230
Gilead Sciences Inc
2.550% due 09/01/20	50,000	49,406
3.650% due 03/01/26	90,000	88,914
3.700% due 04/01/24	200,000	200,455
4.150% due 03/01/47	300,000	287,147
4.750% due 03/01/46	30,000	31,013
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	180,000	177,000
3.125% due 05/14/21	500,000	501,294
HCA Inc
4.500% due 02/15/27	40,000	37,750
5.000% due 03/15/24	100,000	100,250
5.250% due 06/15/26	50,000	49,785
5.375% due 02/01/25	20,000	19,744
5.500% due 06/15/47	70,000	64,400
5.875% due 03/15/22	210,000	219,450
5.875% due 05/01/23	70,000	72,800
7.500% due 02/15/22	80,000	87,200
Humana Inc
3.150% due 12/01/22	110,000	107,148
3.950% due 03/15/27	150,000	147,720
4.625% due 12/01/42	110,000	110,019
4.800% due 03/15/47	20,000	20,641
4.950% due 10/01/44	80,000	83,691
Johnson & Johnson 3.625% due 03/03/37	230,000	225,053
Kraft Heinz Foods Co
3.000% due 06/01/26	210,000	189,371
3.500% due 07/15/22	100,000	98,869
3.950% due 07/15/25	130,000	126,514
4.000% due 06/15/23	620,000	618,630
4.875% due 02/15/25 ~	172,000	175,502
5.000% due 07/15/35	150,000	148,099
5.000% due 06/04/42	50,000	47,864
5.200% due 07/15/45	80,000	78,047
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	190,000	185,250
Medtronic Global Holdings SCA 3.350% due 04/01/27	240,000	233,998
Medtronic Inc 3.500% due 03/15/25	770,000	762,377
Merck & Co Inc 2.750% due 02/10/25	210,000	200,878
Mondelez International Inc 3.625% due 05/07/23	500,000	498,679
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	150,000	154,125
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	310,000	318,921
5.500% due 01/15/42 ~	150,000	169,731
Philip Morris International Inc
1.875% due 11/01/19	350,000	345,535
2.500% due 08/22/22	500,000	481,234

	Principal Amount	Value

2.500% due 11/02/22	$190,000	$182,335
4.500% due 03/20/42	80,000	78,528
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	573,807
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	81,000	80,875
5.850% due 08/15/45	150,000	164,506
6.150% due 09/15/43	30,000	34,145
6.875% due 05/01/20	400,000	424,632
8.125% due 06/23/19	120,000	125,815
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	100,000	91,080
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	100,000	95,836
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.500% due 03/01/25	EUR 600,000	719,212
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	$80,000	78,119
2.200% due 07/21/21	590,000	547,599
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 0.125% due 07/27/18 ~	CHF 400,000	403,845
Teva Pharmaceutical Finance V BV (Israel) 1.500% due 10/25/18 ~	100,000	101,298
United Rentals North America Inc
4.875% due 01/15/28	$30,000	27,938
5.500% due 07/15/25	90,000	91,013
5.875% due 09/15/26	90,000	91,013
UnitedHealth Group Inc
2.700% due 07/15/20	180,000	178,816
2.875% due 12/15/21	120,000	118,853
3.750% due 07/15/25	80,000	80,062
3.875% due 10/15/20	230,000	233,737
Valeant Pharmaceuticals International Inc
5.500% due 03/01/23 ~	40,000	37,400
5.625% due 12/01/21 ~	50,000	49,375
7.000% due 03/15/24 ~	230,000	241,429
7.500% due 07/15/21 ~	310,000	315,425
8.500% due 01/31/27 ~	30,000	30,525
9.000% due 12/15/25 ~	40,000	41,650
9.250% due 04/01/26 ~	60,000	62,475
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	170,514

		33,484,702

Energy - 3.8%

Anadarko Petroleum Corp
4.850% due 03/15/21	80,000	82,373
5.550% due 03/15/26	100,000	107,303
6.450% due 09/15/36	630,000	729,684
8.700% due 03/15/19	420,000	436,408
Apache Corp
3.250% due 04/15/22	30,000	29,270
4.250% due 01/15/44	400,000	354,678
4.750% due 04/15/43	80,000	76,175
5.100% due 09/01/40	190,000	188,729
Baker Hughes LLC
3.200% due 08/15/21	110,000	109,647
5.125% due 09/15/40	30,000	32,200
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	260,000	248,979
3.216% due 11/28/23	100,000	98,118
3.245% due 05/06/22	30,000	29,913
3.506% due 03/17/25	310,000	307,563
3.535% due 11/04/24	40,000	39,708
Chesapeake Energy Corp
5.750% due 03/15/23	30,000	28,500
6.125% due 02/15/21	230,000	234,025
8.000% due 12/15/22 ~	16,000	16,855

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Chevron Corp 2.954% due 05/16/26	$430,000	$412,822
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	950,000	917,124
Concho Resources Inc 4.300% due 08/15/28	160,000	160,111
ConocoPhillips 6.500% due 02/01/39	80,000	102,422
Continental Resources Inc 4.375% due 01/15/28	100,000	99,342
Devon Energy Corp
3.250% due 05/15/22	310,000	304,925
5.850% due 12/15/25	525,000	578,651
Ecopetrol SA (Colombia)
5.375% due 06/26/26	250,000	257,125
5.875% due 05/28/45	650,000	618,930
Energy Transfer Partners LP 5.875% due 03/01/22	230,000	243,436
EOG Resources Inc 4.150% due 01/15/26	160,000	163,851
Exxon Mobil Corp
3.043% due 03/01/26	350,000	341,207
4.114% due 03/01/46	270,000	275,260
Genesis Energy LP 5.625% due 06/15/24	200,000	188,000
Halliburton Co 3.800% due 11/15/25	390,000	387,805
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	201,128
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	80,000	79,904
3.950% due 09/01/22	150,000	150,079
6.850% due 02/15/20	210,000	221,209
Kinder Morgan Inc
4.300% due 03/01/28	270,000	262,090
5.000% due 02/15/21 ~	400,000	414,321
MPLX LP
4.000% due 03/15/28	130,000	123,892
4.500% due 04/15/38	240,000	222,234
4.700% due 04/15/48	430,000	400,551
4.875% due 12/01/24	230,000	237,340
Noble Energy Inc
3.850% due 01/15/28	240,000	229,713
5.250% due 11/15/43	200,000	204,189
Occidental Petroleum Corp
3.000% due 02/15/27	200,000	189,050
4.100% due 02/15/47	280,000	274,049
4.400% due 04/15/46	80,000	80,859
4.625% due 06/15/45	240,000	251,355
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25 ~	1,955,000	1,808,864
6.250% due 03/17/24	1,010,000	1,005,203
7.250% due 03/17/44	370,000	343,637
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	500,000	461,750
6.875% due 08/04/26	220,000	231,770
Pioneer Natural Resources Co 7.500% due 01/15/20	386,000	410,626
QEP Resources Inc 6.875% due 03/01/21	150,000	160,125
Range Resources Corp 5.000% due 03/15/23	310,000	302,715
Sabine Pass Liquefaction LLC 5.875% due 06/30/26	200,000	214,760
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	190,000	188,963
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	350,000	332,828
4.000% due 05/10/46	110,000	106,707
4.375% due 03/25/20	420,000	431,016

	Principal Amount	Value

4.375% due 05/11/45	$330,000	$338,792
4.550% due 08/12/43	130,000	137,751
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	730,000	745,628
The Williams Cos Inc 7.500% due 01/15/31	450,000	537,458
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26	1,020,000	1,242,231
Whiting Petroleum Corp
6.250% due 04/01/23	60,000	61,650
6.625% due 01/15/26 ~	150,000	154,875
Williams Partners LP 5.250% due 03/15/20	90,000	92,814
WPX Energy Inc 8.250% due 08/01/23	30,000	34,125

		21,087,390

Financial - 17.8%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	200,000	199,244
AerCap Ireland Capital DAC (Ireland)
3.750% due 05/15/19	550,000	553,400
4.625% due 07/01/22	160,000	163,262
5.000% due 10/01/21	150,000	154,664
Ally Financial Inc 8.000% due 11/01/31	460,000	549,700
Ambac LSNI LLC (Cayman) 7.337% (USD LIBOR + 5.000%) due 02/12/23 § ~	400,000	406,520
American Express Co
3.375% due 05/17/21	500,000	500,395
3.400% due 02/27/23	700,000	693,133
American Express Credit Corp 2.375% due 05/26/20	200,000	197,144
American International Group Inc 3.750% due 07/10/25	820,000	792,646
American Tower Corp REIT 5.900% due 11/01/21	500,000	535,135
Australia & New Zealand Banking Group Ltd (Australia)
2.781% (USD LIBOR + 0.460%) due 05/17/21 § ~	500,000	499,376
3.300% due 05/17/21	500,000	500,360
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	292,609
Banco Santander SA (Spain)
3.457% (USD LIBOR + 1.120%) due 04/12/23 §	200,000	199,886
3.848% due 04/12/23	200,000	195,744
4.379% due 04/12/28	200,000	191,524
Bank of America Corp
2.600% due 01/15/19	110,000	109,940
3.004% due 12/20/23	655,000	635,528
3.108% (USD LIBOR + 0.790%) due 03/05/24 §	700,000	698,111
3.300% due 01/11/23	360,000	354,827
3.359% (USD LIBOR + 1.000%) due 04/24/23 §	500,000	505,535
3.419% due 12/20/28	603,000	568,280
3.500% due 04/19/26	360,000	348,451
3.550% due 03/05/24	390,000	386,128
3.593% due 07/21/28	100,000	95,546
4.000% due 04/01/24	850,000	857,766
4.100% due 07/24/23	500,000	508,757
4.200% due 08/26/24	390,000	392,190
4.250% due 10/22/26	2,200,000	2,175,460
4.450% due 03/03/26	90,000	90,338
6.100% due 03/17/25	160,000	166,504
6.250% due 09/05/24	280,000	292,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	$800,000	$862,700
Barclays PLC (United Kingdom)
3.684% due 01/10/23	500,000	486,576
4.972% due 05/16/29	430,000	426,665
6.500% due 09/15/19	EUR 600,000	722,824
Blackstone CQP Holdco LP 6.000% due 08/18/21 ~	$600,000	601,500
BNP Paribas SA (France) 4.375% due 03/01/33 ~	1,070,000	1,004,816
Brighthouse Financial Inc 4.700% due 06/22/47	350,000	289,282
Capital One Financial Corp 4.250% due 04/30/25	500,000	498,902
Chubb INA Holdings Inc
2.300% due 11/03/20	120,000	117,345
3.350% due 05/03/26	140,000	135,913
CIT Group Inc 5.250% due 03/07/25	110,000	111,100
Citibank NA
2.678% (USD LIBOR + 0.320%) due 05/01/20 §	700,000	700,680
2.850% due 02/12/21	800,000	791,027
3.050% due 05/01/20	700,000	699,904
Citigroup Inc
2.750% due 04/25/22	800,000	774,838
3.352% (USD LIBOR + 1.023%) due 06/01/24 §	500,000	500,853
4.400% due 06/10/25	400,000	398,050
4.450% due 09/29/27	1,550,000	1,526,712
4.750% due 05/18/46	60,000	57,226
5.300% due 05/06/44	232,000	239,523
5.500% due 09/13/25	520,000	552,740
5.950% due 01/30/23	300,000	305,625
5.950% due 05/15/25	1,350,000	1,363,500
6.675% due 09/13/43	70,000	84,818
8.125% due 07/15/39	10,000	14,099
Commonwealth Bank of Australia (Australia)
3.900% due 07/12/47 ~	210,000	196,049
5.000% due 10/15/19 ~	160,000	164,149
Cooperatieve Rabobank UA (Netherlands)
3.125% due 04/26/21	400,000	398,598
3.750% due 07/21/26	680,000	637,439
4.375% due 08/04/25	1,130,000	1,109,221
4.625% due 12/01/23	290,000	292,349
4.750% due 01/15/20 ~	340,000	348,489
5.500% due 06/29/20 ~	EUR 300,000	375,050
6.875% due 03/19/20 ~	300,000	388,942
11.000% due 06/30/19 ~	$380,000	408,500
Credit Agricole SA (France) 8.375% due 10/13/19 ~	300,000	313,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	500,000	481,449
3.800% due 09/15/22	800,000	797,019
3.800% due 06/09/23	500,000	494,069
4.875% due 05/15/45	640,000	633,537
Deutsche Bank AG (Germany)
3.150% due 01/22/21	600,000	580,783
3.307% (USD LIBOR + 0.970%) due 07/13/20 §	500,000	497,004
4.250% due 10/14/21	600,000	591,158
Digital Realty Trust LP 4.450% due 07/15/28	500,000	502,350
ERP Operating LP REIT 3.375% due 06/01/25	200,000	195,380
GE Capital International Funding Co
2.342% due 11/15/20	383,000	374,306
3.373% due 11/15/25	485,000	466,323

	Principal Amount	Value

Host Hotels & Resorts LP REIT 4.000% due 06/15/25	$200,000	$194,615
HSBC Holdings PLC (United Kingdom)
2.926% (USD LIBOR + 0.600%) due 05/18/21 §	500,000	500,865
3.400% due 03/08/21	740,000	739,964
3.900% due 05/25/26	430,000	420,749
4.250% due 08/18/25	310,000	304,723
4.583% due 06/19/29	840,000	849,101
6.250% due 03/23/23	390,000	383,175
6.375% due 09/17/24	280,000	277,673
6.500% due 03/23/28	390,000	374,887
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	466,602
International Lease Finance Corp 5.875% due 08/15/22	400,000	425,083
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	300,000	277,075
3.375% due 01/12/23 ~	220,000	202,367
3.875% due 07/14/27 ~	230,000	198,749
3.875% due 01/12/28 ~	220,000	188,878
5.017% due 06/26/24 ~	880,000	799,441
5.710% due 01/15/26 ~	200,000	183,090
Jackson National Life Global Funding 3.300% due 06/11/21 ~	400,000	399,667
JPMorgan Chase & Co
2.250% due 01/23/20	600,000	592,485
2.700% due 05/18/23	1,400,000	1,344,446
3.514% due 06/18/22	500,000	500,554
4.125% due 12/15/26	520,000	514,157
4.250% due 10/01/27	120,000	119,303
4.350% due 08/15/21	290,000	298,338
4.950% due 06/01/45	350,000	356,743
JPMorgan Chase Bank NA 3.086% due 04/26/21	300,000	299,364
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	836,671
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	31,341
Lifestorage LP REIT 3.500% due 07/01/26	800,000	750,291
Lloyds Bank PLC (United Kingdom) 3.300% due 05/07/21	500,000	499,277
Lloyds Banking Group PLC (United Kingdom)
3.450% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	581,740
3.574% due 11/07/28	$200,000	184,813
4.000% due 03/07/25	AUD 900,000	662,895
4.375% due 03/22/28	$200,000	197,883
4.450% due 05/08/25	500,000	503,286
4.500% due 11/04/24	610,000	603,615
MetLife Inc 4.750% due 02/08/21	178,000	184,920
Mitsubishi UFJ Financial Group Inc (Japan)
2.998% due 02/22/22	200,000	196,401
3.455% due 03/02/23	600,000	595,044
Morgan Stanley
2.903% (USD LIBOR + 0.550%) due 02/10/21 §	500,000	501,097
3.125% due 07/27/26	200,000	186,175
3.539% (USD LIBOR + 1.180%) due 01/20/22 §	500,000	506,705
3.737% due 04/24/24	600,000	596,860
Nasdaq Inc 3.850% due 06/30/26	800,000	775,806
National Australia Bank Ltd (Australia) 3.625% due 06/20/23	500,000	499,423
Navient Corp 8.000% due 03/25/20	630,000	666,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

New York Life Global Funding 2.900% due 01/17/24 ~	$1,000,000	$969,804
Nuveen Finance LLC 2.950% due 11/01/19 ~	110,000	109,603
Nykredit Realkredit AS (Denmark) 1.000% due 10/01/18 ~	DKK 14,700,000	2,312,639
Oversea-Chinese Banking Corp Ltd (Singapore) 2.771% (USD LIBOR + 0.450%) due 05/17/21 § ~	$400,000	401,268
Quicken Loans Inc 5.750% due 05/01/25 ~	90,000	88,540
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	70,000	69,279
Royal Bank of Canada (Canada)
2.150% due 10/26/20	170,000	166,138
3.200% due 04/30/21	190,000	189,980
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23	EUR 600,000	738,438
3.875% due 09/12/23	$600,000	583,444
4.519% due 06/25/24	200,000	200,296
5.125% due 05/28/24	1,700,000	1,716,243
6.125% due 12/15/22	160,000	168,499
Santander Holdings USA Inc 4.500% due 07/17/25	70,000	68,745
Santander UK Group Holdings PLC (United Kingdom)
2.375% due 03/16/20	100,000	98,505
2.875% due 10/16/20	1,100,000	1,086,142
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	394,411
Skandinaviska Enskilda Banken AB (Sweden)
2.751% (USD LIBOR + 0.430%) due 05/17/21 § ~	500,000	499,780
3.250% due 05/17/21 ~	500,000	497,913
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	510,000	533,795
Sumitomo Mitsui Banking Corp (Japan)
2.514% due 01/17/20	600,000	593,784
2.689% (USD LIBOR + 0.350%) due 01/17/20 §	500,000	500,102
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	290,000	278,207
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	250,000	250,449
Synchrony Bank 3.650% due 05/24/21	500,000	500,593
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	100,000	105,423
6.850% due 12/16/39 ~	18,000	23,862
The Depository Trust & Clearing Corp 4.875% due 06/15/20 ~	250,000	253,125
The Goldman Sachs Group Inc
3.080% (USD LIBOR + 0.750%) due 02/23/23 §	600,000	598,134
3.139% (USD LIBOR + 0.780%) due 10/31/22 §	500,000	500,338
3.491% (USD LIBOR + 1.170%) due 05/15/26 §	500,000	494,414
3.500% due 01/23/25	700,000	676,366
3.541% (USD LIBOR + 1.200%) due 09/15/20 §	500,000	507,659
3.750% due 05/22/25	600,000	586,105
3.850% due 07/08/24	740,000	734,069
4.223% due 05/01/29	990,000	976,869
4.250% due 10/21/25	2,220,000	2,188,807
5.150% due 05/22/45	310,000	308,957

	Principal Amount	Value

5.250% due 07/27/21	$620,000	$651,802
6.250% due 02/01/41	550,000	642,969
The Toronto-Dominion Bank (Canada)
2.500% due 01/18/23 ~	1,200,000	1,175,018
3.250% due 06/11/21	230,000	230,010
UBS Group Funding Switzerland AG (Switzerland)
3.000% due 04/15/21 ~	1,000,000	985,035
3.491% due 05/23/23 ~	610,000	596,539
4.125% due 09/24/25 ~	1,420,000	1,410,948
4.253% due 03/23/28 ~	630,000	626,404
US Bank NA
2.682% (USD LIBOR + 0.320%) due 04/26/21 §	300,000	300,320
3.150% due 04/26/21	850,000	851,857
US Capital Funding II Ltd (Cayman) 3.108% (USD LIBOR + 0.750%) due 08/01/34 § ~	600,000	567,000
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	750,324
Visa Inc
3.150% due 12/14/25	$760,000	735,821
4.300% due 12/14/45	350,000	365,134
Washington Prime Group LP 5.950% due 08/15/24	700,000	675,271
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	650,000	642,422
Wells Fargo & Co
3.000% due 10/23/26	650,000	600,601
3.450% due 02/13/23	110,000	107,882
3.589% (USD LIBOR + 1.230%) due 10/31/23 §	2,000,000	2,041,723
4.300% due 07/22/27	1,550,000	1,529,769
4.400% due 06/14/46	90,000	82,510
4.600% due 04/01/21	1,310,000	1,352,306
4.900% due 11/17/45	460,000	456,575
5.375% due 11/02/43	200,000	209,132
5.606% due 01/15/44	350,000	377,062
5.875% due 06/15/25	60,000	61,950
Westpac Banking Corp (Australia)
2.300% due 05/26/20	40,000	39,362
2.600% due 11/23/20	200,000	196,915
3.050% due 05/15/20	500,000	499,784

		98,829,667

Industrial - 1.9%

Caterpillar Financial Services Corp 1.931% due 10/01/21	220,000	211,351
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	411,500
DAE Funding LLC (United Arab Emirates)
4.500% due 08/01/22 ~	82,000	79,745
5.000% due 08/01/24 ~	80,000	77,040
Eaton Corp
2.750% due 11/02/22	810,000	786,980
4.150% due 11/02/42	180,000	174,095
GATX Corp
4.750% due 06/15/22	400,000	414,774
4.850% due 06/01/21	290,000	300,751
General Electric Co
3.150% due 09/07/22	187,000	183,269
5.000% due 01/21/21	400,000	395,100
5.300% due 02/11/21	480,000	502,076
5.500% due 01/08/20	20,000	20,732
5.875% due 01/14/38	40,000	45,470
6.000% due 08/07/19	132,000	136,342
6.875% due 01/10/39	798,000	1,011,741
Harris Corp 5.054% due 04/27/45	140,000	145,197

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

John Deere Capital Corp
1.700% due 01/15/20	$100,000	$98,333
2.869% (USD LIBOR + 0.550%) due 06/07/23 §	500,000	499,730
Lockheed Martin Corp
3.100% due 01/15/23	20,000	19,755
3.550% due 01/15/26	420,000	413,883
4.500% due 05/15/36	70,000	72,824
Northrop Grumman Corp
2.930% due 01/15/25	90,000	85,552
3.250% due 01/15/28	660,000	622,213
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	200,000	198,752
5.500% due 02/15/24 ~	130,000	128,673
Penske Truck Leasing Co Lp 4.125% due 08/01/23 ~	600,000	602,264
Raytheon Co 3.125% due 10/15/20	160,000	160,789
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	100,000	98,875
5.750% due 10/15/20	193,822	194,791
Rockwell Collins Inc 2.800% due 03/15/22	500,000	487,513
The Boeing Co 4.875% due 02/15/20	630,000	650,770
Union Pacific Corp
3.750% due 07/15/25	130,000	130,445
3.950% due 09/10/28	420,000	422,694
4.500% due 09/10/48	240,000	243,161
United Parcel Service Inc
2.500% due 04/01/23	110,000	106,306
3.050% due 11/15/27	80,000	76,206
United Technologies Corp
4.500% due 04/15/20	210,000	215,543
4.500% due 06/01/42	70,000	69,273
Waste Management Inc 3.500% due 05/15/24	240,000	237,940

		10,732,448

Technology - 1.3%

Apple Inc
1.550% due 08/04/21	150,000	143,833
2.000% due 11/13/20	240,000	235,839
2.450% due 08/04/26	620,000	569,472
Broadcom Corp
3.125% due 01/15/25	190,000	176,480
3.875% due 01/15/27	30,000	28,416
Dell International LLC
3.480% due 06/01/19 ~	710,000	711,951
4.420% due 06/15/21 ~	200,000	202,974
5.450% due 06/15/23 ~	500,000	523,466
7.125% due 06/15/24 ~	410,000	434,739
First Data Corp
5.000% due 01/15/24 ~	480,000	478,200
7.000% due 12/01/23 ~	10,000	10,441
Intel Corp
3.700% due 07/29/25	120,000	120,856
3.734% due 12/08/47	76,000	71,725
Microsoft Corp
1.550% due 08/08/21	260,000	249,579
2.400% due 02/06/22	390,000	382,117
2.400% due 08/08/26	1,120,000	1,036,801
2.700% due 02/12/25	140,000	134,349
2.875% due 02/06/24	580,000	568,033
3.300% due 02/06/27	570,000	563,178
3.450% due 08/08/36	20,000	19,172
3.950% due 08/08/56	80,000	79,123
salesforce.com Inc
3.250% due 04/11/23	200,000	199,015
3.700% due 04/11/28	60,000	59,619

		6,999,378

	Principal Amount	Value

Utilities - 1.5%

American Electric Power Co Inc 2.150% due 11/13/20	$500,000	$488,223
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	69,296
Duke Energy Corp
2.830% (USD LIBOR + 0.500%) due 05/14/21 § ~	500,000	500,062
3.950% due 08/15/47	30,000	27,473
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	779,135
FirstEnergy Corp
3.900% due 07/15/27	460,000	446,921
4.250% due 03/15/23	410,000	416,867
7.375% due 11/15/31	1,410,000	1,830,776
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	800,544
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,062,078
Pacific Gas & Electric Co
5.800% due 03/01/37	130,000	136,284
6.050% due 03/01/34	490,000	530,499
Progress Energy Inc 4.400% due 01/15/21	60,000	61,315
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	201,357

		8,350,830

Total Corporate Bonds & Notes (Cost $221,097,695)		216,918,310

SENIOR LOAN NOTES - 3.4%

Communications - 0.7%

Altice France SA Term B-12 (France) 5.348% (USD LIBOR + 3.000%) due 01/31/26 §	338,395	331,380
CenturyLink Inc Term B 4.844% (USD LIBOR + 2.750%) due 01/31/25 §	153,128	150,229
Charter Communications Operating LLC Term B 4.100% (USD LIBOR + 2.000%) due 04/30/25 §	471,618	471,725
CSC Holdings LLC 4.323% (USD LIBOR + 2.250%) due 07/17/25 §	364,737	362,545
Level 3 Parent LLC Term B 4.334% (USD LIBOR + 2.250%) due 02/22/24 §	460,000	459,497
Sinclair Television Group Inc Term B due 01/31/25 ¥	430,000	429,890
Sprint Communications Inc Term B 4.625% (USD LIBOR + 2.500%) due 02/02/24 §	71,457	71,167
Univision Communications Inc Term C-5 4.844% (USD LIBOR + 2.750%) due 03/15/24 §	587,877	569,191
UPC Financing Partnership Term AR 4.573% (USD LIBOR + 2.500%) due 01/15/26 §	370,000	366,439
Virgin Media Bristol LLC Term K 4.573% (USD LIBOR + 2.500%) due 01/15/26 §	278,408	276,754
Ziggo Secured Finance Partnership Term E (Netherlands) 4.573% (USD LIBOR + 2.500%) due 04/27/25 §	159,750	158,302

		3,647,119

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Consumer, Cyclical - 1.0%

American Axle & Manufacturing Inc Term B 4.350% (USD LIBOR + 2.250%) due 04/06/24 §	$117,828	$117,563
American Builders & Contractors Supply Co Inc Term B-2 4.094% (USD LIBOR + 2.000%) due 10/31/23 §	400,687	398,137
Aramark Services Inc Term B-3 4.084% (USD LIBOR + 1.750%) due 03/11/25 §	249,375	249,531
Aristocrat International Pty Ltd Term B (Australia) 4.105% (USD LIBOR + 1.750%) due 10/19/24 §	382,916	381,072
Beacon Roofing Supply Inc Term B 4.280% (USD LIBOR + 2.250%) due 01/02/25 §	358,152	356,865
Boyd Gaming Corp Term B 4.488% (USD LIBOR + 2.500%) due 09/15/23 §	147,578	148,197
Caesars Resort Collection LLC Term B 4.844% (USD LIBOR + 2.750%) due 12/22/24 §	378,351	378,148
CityCenter Holdings LLC Term B 4.344% (USD LIBOR + 2.250%) due 04/18/24 §	63,420	63,188
CWGS Group LLC Term B 4.775% (USD LIBOR + 2.750%) due 11/08/23 §	423,550	420,043
Golden Nugget Inc Term B 4.823% (USD LIBOR + 2.750%) due 10/04/23 §	418,643	419,526
Hilton Worldwide Finance LLC Term B-2 3.841% (USD LIBOR + 1.750%) due 10/25/23 §	403,400	403,632
Michaels Stores Inc Term B 4.584% (USD LIBOR + 2.500%) due 01/28/23 §	248,797	247,242
New Red Finance Inc Term B (Canada) 4.344% (USD LIBOR + 2.250%) due 02/17/24 §	385,588	383,959
Party City Holdings Inc 4.992% (USD LIBOR + 2.750%) due 08/19/22 §	387,076	387,409
PetSmart Inc Term B 5.010% (USD LIBOR + 3.000%) due 03/11/22 §	579,994	481,830
Scientific Games International Inc Term B-5 4.906% (USD LIBOR + 2.750%) due 08/14/24 §	402,551	401,494
Station Casinos LLC Term B 4.600% (USD LIBOR + 2.500%) due 06/08/23 §	477,107	477,108

		5,714,944

Consumer, Non-Cyclical - 0.8%

Air Medical Group Holdings Inc Term B 5.280% (USD LIBOR + 3.250%) due 04/28/22 §	309,359	300,852
Albertson’s LLC
Term B-4 4.844% (USD LIBOR + 2.750%) due 08/25/21 §	302,832	300,111
Term B-6 5.319% (USD LIBOR + 3.000%) due 06/22/23 §	147,630	146,323
Catalent Pharma Solutions Inc Term B 4.344% (USD LIBOR + 2.250%) due 05/20/24 §	215,323	215,374

	Principal Amount	Value

Change Healthcare Holdings LLC Term B 4.844% (USD LIBOR + 2.750%) due 03/01/24 §	$451,242	$450,311
HCA Inc Term B-10 4.094% (USD LIBOR + 2.000%) due 03/13/25 §	471,349	473,352
Jaguar Holding Co II 4.594% (USD LIBOR + 2.500%) due 08/18/22 §	382,793	380,959
MPH Acquisition Holdings LLC Term B 5.084% (USD LIBOR + 3.000%) due 06/07/23 §	455,331	453,588
PAREXEL International Corp Term B 4.844% (USD LIBOR + 2.750%) due 09/27/24 §	69,274	68,985
Post Holdings Inc Term B 4.100% (USD LIBOR + 2.000%) due 05/24/24 §	384,532	383,710
Prime Security Services Borrower LLC Term B 4.844% (USD LIBOR + 2.750%) due 05/02/22 §	422,691	421,337
Trans Union LLC Term B-3 4.094% (USD LIBOR + 2.000%) due 04/09/23 §	414,156	413,535
Valeant Pharmaceuticals International Inc Term B 4.982% (USD LIBOR + 3.000%) due 05/30/25 §	299,496	298,898

		4,307,335

Financial - 0.3%

Flying Fortress Holdings LLC Term B 4.084% (USD LIBOR + 1.750%) due 10/30/22 §	500,000	501,563
Lions Gate Capital Holdings LLC Term B 4.341% (USD LIBOR + 2.250%) due 03/24/25 §	54,333	54,197
MGM Growth Properties Operating Partnership LP REIT Term B 4.094% (USD LIBOR + 2.000%) due 03/25/25 §	415,054	415,141
RPI Finance Trust Term B-6 4.334% (USD LIBOR + 2.000%) due 03/27/23 §	464,708	465,040
VICI Properties 1 LLC Term B 4.084% (USD LIBOR + 2.200%) due 12/22/24 §	268,636	267,349

		1,703,290

Industrial - 0.3%

Avolon (US) LLC Term B-3 (Ireland) 4.088% (USD LIBOR + 2.000%) due 01/15/25 §	466,441	461,567
Berry Global Inc
Term Q 4.075% (USD LIBOR + 2.000%) due 10/01/22 §	397,270	397,270
Term R 4.046% (USD LIBOR + 2.000%) due 01/19/24 §	74,435	74,318
Quikrete Holdings Inc Term B 4.844% (USD LIBOR + 2.750%) due 11/15/23 §	159,662	159,218
Reynolds Group Holdings Inc Term B 4.844% (USD LIBOR + 2.750%) due 02/05/23 §	420,319	420,261
XPO Logistics Inc Term B 4.091% (USD LIBOR + 2.000%) due 02/24/25 §	354,841	352,822

		1,865,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Technology - 0.3%

Dell International LLC Term B 4.100% (USD LIBOR + 2.000%) due 09/07/23 §	$667,448	$665,273
First Data Corp 4.091% (USD LIBOR + 2.000%) due 04/26/24 §	458,263	456,087
ON Semiconductor Corp Term B 3.844% (USD LIBOR + 1.750%) due 03/31/23 §	177,590	177,713
Western Digital Corp Term B-4 3.844% (USD LIBOR + 1.750%) due 04/09/23 §	155,760	155,938

		1,455,011

Total Senior Loan Notes (Cost $18,888,359)		18,693,155

MORTGAGE-BACKED SECURITIES - 50.4%

Collateralized Mortgage Obligations - Commercial - 5.3%

Ashford Hospitality Trust 3.050% (USD LIBOR + 1.000%) due 05/15/35 § ~	600,000	601,125
BAMLL Re-REMIC Trust 5.979% due 08/10/45 § ~	1,812,145	1,367,209
Banc of America Commercial Mortgage Trust 5.667% due 04/10/49 §	313,933	192,960
BANK 4.372% due 05/15/50 §	470,000	462,177
BBCCRE Trust 4.563% due 08/10/33 § ~	320,000	276,386
BX Trust 2.993% (USD LIBOR + 0.920%) due 07/15/34 § ~	800,000	799,997
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	3,377	2,017
CHT Trust 3.003% (USD LIBOR + 0.930%) due 11/15/36 § ~	520,000	520,339
Citigroup Commercial Mortgage Trust
3.110% due 04/10/48 ~	150,000	117,011
3.172% due 09/10/58	350,000	281,347
3.251% due 05/10/35 ~	500,000	496,992
4.017% due 10/10/47	270,000	271,197
Commercial Mortgage Trust
4.239% due 11/10/47 §	160,000	160,757
4.496% due 02/10/48 §	90,000	87,297
Core Industrial Trust 3.977% due 02/10/34 § ~	400,000	392,943
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	116,474	95,216
CSAIL Commercial Mortgage Trust 4.440% due 04/15/50 §	1,060,000	1,048,828
CSMC Trust
2.761% due 04/05/33 ~	480,000	473,107
3.953% due 09/15/37 ~	400,000	404,378
4.373% due 09/15/37 ~	1,230,000	1,079,716
8.073% (USD LIBOR + 6.000%) due 11/15/33 § ~	490,000	498,650
DBUBS Mortgage Trust 5.515% due 08/10/44 § ~	260,000	271,682
Fannie Mae
2.499% due 09/25/26	430,000	402,350
3.136% due 11/25/27 §	130,000	126,799
Fannie Mae (IO) 0.367% due 10/25/24 §	11,293,852	218,031
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.576% due 08/25/19 §	21,170,029	56,206

	Principal Amount	Value

Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	$200,000	$193,296
GE Commercial Mortgage Co 5.677% due 12/10/49 §	180,000	60,158
Government National Mortgage Association (IO)
0.467% due 01/16/53 §	11,536,794	345,140
0.651% due 04/16/47 §	4,474,633	183,356
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	598,950
GS Mortgage Securities Trust
3.203% due 02/10/29 ~	400,000	399,571
3.281% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	1,121,491
4.569% due 11/10/48 §	720,000	716,178
5.622% due 11/10/39	133,597	115,346
Hudson Yards Mortgage Trust 2.835% due 08/10/38 ~	540,000	507,685
JP Morgan Chase Commercial Mortgage Securities Trust
2.870% due 08/15/49	700,000	660,019
4.353% (USD LIBOR + 2.280%) due 11/15/31 § ~	338,278	339,174
4.724% due 07/15/47 §	380,000	377,396
5.411% due 05/15/47	1,450,000	1,044,024
5.438% due 01/15/49 ~	470,000	80,242
5.502% due 06/12/47 §	570,000	475,753
5.819% due 02/12/49 §	989,768	747,199
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 § ~	680,000	457,855
4.771% due 08/15/48 §	550,000	561,075
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 § ~	636,570	629,852
3.127% due 04/20/48 § ~	850,000	842,888
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	76,167	58,271
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/48	1,000,000	989,067
3.720% due 12/15/49	550,000	550,297
Morgan Stanley Capital I Trust
2.782% due 08/15/49	540,000	506,868
3.516% due 07/13/29 § ~	600,000	599,235
3.560% due 07/13/29 § ~	700,000	696,020
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	292,904	285,858
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49	2,670,000	2,487,630
3.184% due 04/15/50	340,000	332,044
3.848% due 05/15/48 §	380,000	362,431
4.423% due 07/15/46 §	290,000	297,702
Wells Fargo Commercial Mortgage Trust (IO) 1.440% due 03/15/50 §	4,759,799	414,157
WFRBS Commercial Mortgage Trust 3.692% due 11/15/47 ~	770,000	545,164
WFRBS Commercial Mortgage Trust (IO) 1.531% due 03/15/44 § ~	4,222,681	129,638

		29,415,747

Collateralized Mortgage Obligations - Residential - 9.2%

Alternative Loan Trust
2.261% (USD LIBOR + 0.170%) due 07/25/46 §	480,682	460,784
2.301% (USD LIBOR + 0.210%) due 05/25/35 §	325,154	310,548
3.058% (US FED + 1.500%) due 09/25/35 §	341,978	335,200
3.726% due 06/25/37 §	138,019	119,041
American Home Mortgage Investment Trust 6.200% due 06/25/36	1,387,886	553,607

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Banc of America Funding Corp 2.484% due 03/27/36 § ~	$2,489,400	$1,821,268
Banc of America Funding Trust
2.593% due 09/29/36 § ~	3,372,811	2,113,033
3.830% (USD LIBOR + 1.500%) due 09/26/45 § ~	2,760,000	2,250,598
3.909% due 05/25/35 §	28,342	29,808
BCAP LLC Trust
2.360% due 03/28/37 § ~	1,877,004	1,831,893
3.596% due 08/26/35 § ~	2,336,051	2,007,648
4.955% due 03/26/37 ~	48,201	48,020
Bear Stearns Adjustable Rate Mortgage Trust
3.763% due 01/25/35 §	427,689	430,852
3.849% due 08/25/33 §	36,512	36,675
4.232% due 10/25/36 §	13,616	13,161
Bear Stearns ALT-A Trust
3.590% due 11/25/36 §	58,453	49,828
3.781% due 05/25/35 §	23,162	23,404
Chase Mortgage Finance Trust
3.576% due 09/25/36 §	91,219	86,482
3.885% due 02/25/37 §	311,009	314,708
ChaseFlex Trust 2.241% (USD LIBOR + 0.150%) due 08/25/37 §	498,745	502,894
Chevy Chase Funding LLC
2.341% (USD LIBOR + 0.250%) due 08/25/35 § ~	25,067	24,696
2.393% due 05/25/35 § ~	1,023,766	779,393
Citigroup Mortgage Loan Trust Inc
2.919% due 06/27/37 § ~	2,000,000	1,767,412
4.240% (UST + 2.150%) due 09/25/35 §	14,982	15,209
COLT Mortgage Loan Trust 3.000% due 05/25/46 ~	161,141	161,579
Countrywide Home Loan Mortgage Pass-Through Trust 2.731% (USD LIBOR + 0.640%) due 03/25/35 §	11,333	11,191
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	55,824	47,582
CSMC Trust 3.500% due 02/25/48 § ~	3,800,000	3,707,672
Downey Saving & Loan Association Mortgage Loan Trust 2.265% (USD LIBOR + 0.180%) due 04/19/47 §	113,300	94,635
Eurosail-UK PLC (United Kingdom)
1.577% (GBP LIBOR + 0.950%) due 06/13/45 §	GBP 448,669	590,133
1.577% (GBP LIBOR + 0.950%) due 06/13/45 § ~	448,669	590,133
Fannie Mae
2.432% (USD LIBOR + 0.450%) due 09/25/46 §	$932,863	933,761
3.375% (US PRIME - 1.625%) due 11/25/23 §	94,120	95,534
5.500% due 04/25/35	416,834	462,420
Fannie Mae (IO)
3.909% (6.000% - USD LIBOR) due 11/25/45 §	2,022,173	343,502
4.000% due 03/25/43	480,383	94,392
4.000% due 04/25/43	1,897,903	377,319
4.009% (6.100% - USD LIBOR) due 09/25/46 §	1,315,718	170,148
Fannie Mae Connecticut Avenue Securities 6.341% (USD LIBOR + 4.250%) due 01/25/29 §	1,550,000	1,755,177
Freddie Mac 8.000% due 04/15/30	83,130	94,395

	Principal Amount	Value

Freddie Mac (IO)
3.500% due 04/15/43	$1,131,149	$184,494
4.000% due 04/15/43	464,633	64,579
4.027% (6.100% - USD LIBOR) due 08/15/44 §	332,358	57,415
Freddie Mac Structured Agency Credit Risk Debt Notes
3.891% (USD LIBOR + 1.800%) due 07/25/30 §	1,120,000	1,102,755
5.241% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,072,872
6.091% (USD LIBOR + 4.000%) due 08/25/24 §	465,874	508,866
Government National Mortgage Association
2.217 (USD LIBOR + 0.300%) due 05/20/68 §	496,626	495,632
2.517% (USD LIBOR + 0.600%) due 07/20/65 §	727,843	732,140
2.717% (USD LIBOR + 0.800%) due 06/20/66 §	1,936,330	1,964,774
3.247% (USD LIBOR + 0.750%) due 04/20/67 §	773,294	797,510
4.444% due 09/20/66 §	948,408	1,051,202
Government National Mortgage Association (IO)
4.000% due 11/20/44	1,185,314	240,695
4.015% (6.100% - USD LIBOR) due 10/16/46 §	260,224	47,193
4.066% (6.150% - USD LIBOR) due 02/20/46 §	1,791,030	301,531
4.500% due 11/16/45	410,106	85,995
Great Hall Mortgages PLC (United Kingdom) 2.465% (USD LIBOR + 0.130%) due 06/18/39 § ~	347,396	340,637
GSR Mortgage Loan Trust
6.000% due 11/25/35	856,260	756,259
6.000% due 07/25/37	417,530	383,094
HarborView Mortgage Loan Trust
2.251% (USD LIBOR + 0.160%) due 05/25/38 §	393,312	341,436
2.255% (USD LIBOR + 0.170%) due 12/19/36 §	251,689	230,646
2.525% (USD LIBOR + 0.440%) due 05/19/35 §	367,536	355,336
3.990% due 08/19/36 §	175,777	164,739
4.075% due 02/25/36 §	86,300	64,004
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	1,566,598	1,542,219
3.500% due 10/25/48 § ~	740,104	733,654
3.500% due 10/25/48 § ~	2,436,885	2,392,458
4.162% due 07/25/35 §	61,832	62,285
5.750% due 01/25/36	17,454	14,182
Ludgate Funding PLC (United Kingdom) 0.840% (GBP LIBOR + 0.160%) due 01/01/61 §	GBP 544,748	691,435
Merrill Lynch Mortgage Investors Trust 3.747% due 11/25/35 §	$450,190	454,338
Morgan Stanley Resecuritization Trust 2.174% (US FED + 0.710%) due 12/27/46 § ~	1,703,543	1,336,523
New Residential Mortgage Loan Trust 4.000% due 04/25/57 § ~	890,668	901,470
Nomura Resecuritization Trust
2.082% (USD LIBOR + 0.306%) due 10/26/36 § ~	3,301,054	2,670,190
8.110% due 06/26/35 § ~	1,897,415	1,846,086
Prime Mortgage Trust 5.500% due 05/25/35 ~	1,639,895	1,187,742
RBSSP Resecuritization Trust 3.309% due 12/25/35 § ~	200,947	205,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Reperforming Loan REMIC Trust
2.431% (USD LIBOR + 0.340%) due 06/25/35 § ~	$39,061	$37,825
2.431% (USD LIBOR + 0.340%) due 01/25/36 § ~	230,550	226,986
WaMu Mortgage Pass-Through Certificates Trust
2.958% (US FED + 1.400%) due 08/25/42 §	1,855	1,816
3.389% due 02/25/37 §	179,482	174,765
Wells Fargo Mortgage-Backed Securities Trust
3.822% due 03/25/36 §	167,967	166,625
3.933% due 04/25/36 §	17,098	17,412
4.003% due 04/25/35 §	423,838	432,082
4.149% due 12/25/34 §	20,551	21,014

		51,916,354

Fannie Mae - 25.9%

2.310% due 08/01/22	500,000	486,226
2.757% (US FED + 1.200%) due 10/01/44 §	15,825	16,064
2.810% due 04/01/25	30,000	29,189
3.000% due 09/01/21 - 08/01/48	32,802,454	31,825,005
3.168% (UST + 2.043%) due 09/01/35 §	47,149	49,678
3.401% (USD LIBOR + 1.642%) due 11/01/32 §	44,429	46,326
3.487% (USD LIBOR + 1.737%) due 12/01/35 §	5,095	5,138
3.500% due 07/01/33 - 03/01/57	49,275,736	49,166,638
3.653% (UST + 2.359%) due 11/01/34 §	42,772	45,545
4.000% due 03/01/25 - 06/01/57	43,546,542	44,432,922
4.278% (US FED + 1.926%) due 12/01/36 §	3,823	4,005
4.500% due 04/01/19 - 09/01/57	10,258,185	10,770,398
5.000% due 02/01/25 - 07/01/48	4,516,266	4,805,523
5.500% due 12/01/20 - 08/01/39	1,641,485	1,763,249
6.000% due 02/01/33 - 06/01/40	284,057	312,945

		143,758,851

Freddie Mac - 4.0%

3.000% due 01/01/47 - 07/01/48	4,067,961	3,944,257
3.000% due 05/15/48	650,000	625,801
3.213% (USD LIBOR + 1.345%) due 09/01/35 §	7,224	7,489
3.489% (UST + 2.250%) due 11/01/31 §	3,319	3,504
3.500% due 10/01/42 - 07/01/48	3,439,723	3,429,050
3.620% (USD LIBOR + 1.870%) due 09/01/35 §	40,025	42,278
4.000% due 12/01/42 - 08/01/48	10,838,620	11,056,927
4.118% (UST + 2.250%) due 04/01/32 §	11,841	12,377
4.299% (USD LIBOR + 1.725%) due 06/01/35 §	66,475	69,957
4.500% due 11/01/44 - 07/01/47	2,198,018	2,291,331
5.500% due 03/01/23 - 05/01/40	672,615	727,093
6.000% due 12/01/22 - 03/01/23	17,300	18,909

		22,228,973

Government National Mortgage Association - 6.0%

3.000% due 09/20/47 - 07/20/48	6,896,480	6,748,733
3.500% due 10/20/47 - 07/20/48	2,873,830	2,885,532
4.000% due 08/20/47 - 08/20/48	9,425,367	9,659,899
4.500% due 07/20/48	9,680,000	10,062,851
5.000% due 10/15/38 - 07/20/48	3,070,676	3,228,550

		32,585,565

Total Mortgage-Backed Securities (Cost $281,617,358)		279,905,490

	Principal Amount	Value

ASSET-BACKED SECURITIES - 7.1%

AccessLex Institute 2.420% (USD LIBOR + 0.060%) due 01/25/23 §	$1,837,044	$1,802,448
Aegis Asset Backed Securities Trust 2.991% (USD LIBOR + 0.900%) due 10/25/34 §	881,402	878,486
Ally Auto Receivables Trust 2.720% due 05/17/21	600,000	599,985
Argent Securities Inc
2.911% (USD LIBOR + 0.820%) due 02/25/34 §	721,575	706,969
3.216% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	466,049
Asset-Backed Funding Certificates Trust 2.791% (USD LIBOR + 0.700%) due 06/25/34 §	65,663	64,372
Basic Asset Backed Securities Trust 2.401% (USD LIBOR + 0.310%) due 04/25/36 §	600,259	600,228
Bear Stearns Asset Backed Securities I Trust
2.291% (USD LIBOR + 0.200%) due 12/25/36 §	237,025	236,873
2.331% (USD LIBOR + 0.240%) due 12/25/36 §	1,320,439	984,008
3.096% (USD LIBOR + 1.005%) due 06/25/35 §	300,000	300,808
Business Loan Express Business Loan Trust 2.521% (USD LIBOR + 0.430%) due 02/25/31 § ~	134,893	130,944
Cent CLO 21 Ltd (Cayman) 3.576% (USD LIBOR + 1.210%) due 07/27/26 § ~	800,000	801,117
Chapel BV (Netherlands) 0.334% (EUR LIBOR + 0.660%) due 11/17/64 § ~	EUR 37,078	43,519
CIT Mortgage Loan Trust 3.441% (USD LIBOR + 1.350%) due 10/25/37 § ~	$634,690	641,622
Citigroup Mortgage Loan Trust
2.261% (USD LIBOR + 0.170%) due 05/25/37 §	165,734	164,940
2.541% (USD LIBOR + 0.450%) due 11/25/45 § ~	591,062	584,494
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	660,000	641,698
Countrywide Asset-Backed Certificates 2.231% (USD LIBOR + 0.140%) due 07/25/37 §	399,307	370,399
Countrywide Asset-Backed Certificates
2.221% (USD LIBOR + 0.130%) due 04/25/46 §	600,190	560,091
2.491% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	492,252
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	600,000	601,672
First Franklin Mortgage Loan Trust 2.751% (USD LIBOR + 0.660%) due 05/25/36 §	691,515	691,829
GSAA Home Equity Trust
2.191% (USD LIBOR + 0.100%) due 03/25/37 §	523,710	264,291
6.000% due 08/25/47	642,705	598,544
Hertz Vehicle Financing II LP 3.290% due 02/25/24 ~	450,000	440,476
Home Equity Asset Trust 2.991% (USD LIBOR + 0.900%) due 11/25/34 §	586,833	593,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Jamestown CLO VIII Ltd (Cayman) 3.218% (USD LIBOR + 0.870%) due 01/15/28 § ~	$700,000	$697,460
LoanCore Issuer Ltd (Cayman) 3.203% (USD LIBOR + 1.130%) due 05/15/28 § ~	500,000	501,380
Long Beach Mortgage Loan Trust
2.241% (USD LIBOR + 0.150%) due 09/25/36 §	178,772	140,915
2.246% (USD LIBOR + 0.155%) due 08/25/36 §	576,449	391,655
2.391% (USD LIBOR + 0.300%) due 02/25/36 §	1,130,105	961,829
Marathon Ltd (Cayman) 3.15% (USD LIBOR + 1.150%) due 06/15/28 § ~	600,000	601,431
Mastr Asset Backed Securities Trust 2.311% (USD LIBOR + 0.220%) due 10/25/36 §	689,933	329,445
Merrill Lynch Mortgage Investors Trust 2.251% (USD LIBOR + 0.160%) due 04/25/37 §	458,519	292,010
Monarch Grove CLO (Cayman) 3.240% (USD LIBOR + 0.880%) due 01/25/28 § ~	500,000	499,852
Morgan Stanley Home Equity Loan Trust
2.191% (USD LIBOR + 0.100%) due 12/25/36 §	1,089,523	669,638
2.231% (USD LIBOR + 0.140%) due 12/25/36 §	860,009	531,128
2.261% (USD LIBOR + 0.170%) due 04/25/37 §	1,050,688	717,503
Mountain View CLO Ltd (Cayman) 2.902% (USD LIBOR + 0.800%) due 10/15/26 § ~	600,000	600,000
Navient Student Loan Trust
2.331% (USD LIBOR + 0.240%) due 03/25/67 § ~	540,901	541,393
2.891% (USD LIBOR + 0.800%) due 07/26/66 § ~	479,642	484,804
3.141% (USD LIBOR + 1.050%) due 07/26/66 § ~	450,000	461,014
Oaktree CLO Ltd (Cayman) 3.579% (USD LIBOR + 1.220%) due 10/20/26 § ~	800,000	801,088
OneMain Financial Issuance Trust 3.190% due 03/18/26 ~	729,007	731,487
Option One Mortgage Loan Trust 2.221% (USD LIBOR + 0.130%) due 07/25/37 §	1,029,457	708,584
OZLM IX Ltd (Cayman) 3.579% (USD LIBOR + 1.220%) due 01/20/27 § ~	900,000	901,224
Regatta V Funding Ltd (Cayman) 3.520% (USD LIBOR + 1.160%) due 10/25/26 § ~	800,000	800,879
Residential Asset Securities 2.741% (USD LIBOR + 0.650%) due 09/25/35 §	1,100,000	1,090,856
SBA Small Business Investment Cos
2.517% due 03/10/25	95,095	92,885
3.187% due 03/10/28	230,000	229,369
Securitized Asset-Backed Receivables LLC Trust
2.221% (USD LIBOR + 0.130%) due 05/25/37 §	84,525	65,279
2.231% (USD LIBOR + 0.140%) due 05/25/36 §	189,616	123,747
Securitized Term Auto Receivables Trust (Canada) 1.510% due 04/25/19 ~	37,031	37,003

	Principal Amount	Value

SLM Student Loan Trust
2.470% (USD LIBOR + 0.110%) due 10/27/25 §	$147,750	$147,687
2.510% (USD LIBOR + 0.150%) due 03/25/44 §	4,210,000	4,075,556
2.910% (USD LIBOR + 0.550%) due 10/26/26 §	177,549	177,789
3.460% (USD LIBOR + 1.100%) due 07/25/23 §	506,835	511,375
SMB Private Education Loan Trust 3.573% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	563,505
Sofi Professional Loan Program Trust 2.640% due 08/25/47 ~	561,497	559,516
Structured Asset Investment Loan Trust 2.826% (USD LIBOR + 0.735%) due 08/25/35 §	556,482	558,469
Structured Asset Securities Corp Mortgage Loan Trust 2.541% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	948,631
Symphony CLO XV Ltd (Cayman) 3.533% (USD LIBOR + 1.180%) due 10/17/26 § ~	800,000	800,072
Towd Point Mortgage Trust 2.750% due 06/25/57 § ~	989,872	970,268
Venture XII CLO Ltd (Cayman) 3.119% (USD LIBOR + 0.800%) due 02/28/26 § ~	700,000	697,079
Venture XVI CLO Ltd (Cayman) 3.198% (USD LIBOR + 0.850%) due 01/15/28 § ~	700,000	699,618
VOLT LXII LLC 3.125% due 09/25/47 ~	476,284	473,559

Total Asset-Backed Securities (Cost $37,039,070)		39,448,502

U.S. GOVERNMENT AGENCY ISSUES - 1.3%

Fannie Mae 2.553% due 10/09/19	2,680,000	2,595,103
Federal Home Loan Bank Discount Notes
1.763% due 07/27/18	1,800,000	1,797,674
1.868% due 08/13/18	690,000	688,463
1.876% due 08/17/18	480,000	478,828
1.890% due 08/27/18	1,070,000	1,066,821
1.892% due 08/29/18	720,000	717,785

Total U.S. Government Agency Issues (Cost $7,356,741)		7,344,674

U.S. TREASURY OBLIGATIONS - 8.7%

U.S. Treasury Bonds - 4.7%

2.750% due 08/15/47	70,000	66,743
2.875% due 05/15/43	4,700,000	4,612,885
3.000% due 05/15/42	3,000,000	3,014,766
3.125% due 02/15/43	3,500,000	3,588,799
3.625% due 08/15/43	9,800,000	10,911,305
3.625% due 02/15/44	270,000	300,945
3.750% due 11/15/43	1,500,000	1,703,438
4.250% due 05/15/39	200,000	241,082
4.375% due 05/15/40	1,000,000	1,229,434
4.625% due 02/15/40	400,000	507,195

		26,176,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

U.S. Treasury Inflation Protected Securities - 0.5%

0.625% due 02/15/43 ^	$642,953	$609,162
0.750% due 02/15/42 ^	1,186,416	1,159,552
0.875% due 02/15/47 ^	155,688	155,854
2.125% due 02/15/40 ^	185,470	233,383
2.125% due 02/15/41 ^	297,463	377,007

		2,534,958

U.S. Treasury Notes - 3.5%

1.625% due 04/30/23	90,000	85,498
1.625% due 05/31/23	2,000,000	1,898,438
1.875% due 07/31/22 ‡	1,700,000	1,645,580
1.875% due 08/31/22	4,000,000	3,869,219
2.000% due 10/31/22	1,020,000	990,336
2.125% due 09/30/24	5,800,000	5,575,590
2.250% due 01/31/24	2,000,000	1,945,859
2.250% due 02/15/27	600,000	572,520
2.250% due 08/15/27	300,000	285,492
2.375% due 05/15/27	2,300,000	2,214,469
2.750% due 02/15/24	400,000	399,461
2.875% due 05/15/28	2,000	2,003

		19,484,465

Total U.S. Treasury Obligations (Cost $52,675,101)		48,196,015

FOREIGN GOVERNMENT BONDS & NOTES - 6.1%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500% due 10/11/22 ~	400,000	383,750
Argentina POM Politica Monetaria (Argentina) 40.000% (ARS Reference + 0.000%) due 06/21/20 §	ARS 1,230,000	43,670
Argentine Bonos del Tesoro (Argentina)
18.200% due 10/03/21	15,570,000	466,056
21.200% due 09/19/18	260,000	8,624
Argentine Republic Government International (Argentina)
4.625% due 01/11/23	$420,000	371,127
5.625% due 01/26/22	1,130,000	1,058,810
6.875% due 01/11/48	630,000	477,546
7.125% due 07/06/36	460,000	370,645
7.500% due 04/22/26	150,000	138,937
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 400,000	494,402
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 3,338,000	875,179
10.000% due 01/01/23	2,390,000	604,251
10.000% due 01/01/27	786,000	186,677
Brazilian Government International (Brazil)
5.000% due 01/27/45	$200,000	158,802
5.625% due 01/07/41	1,000,000	871,000
5.625% due 02/21/47	760,000	647,140
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	433,064
3.380% due 11/21/24 ~	7,000,000	1,022,917
3.390% due 05/21/25 ~	1,000,000	145,466
Colombia Government (Colombia) 5.625% due 02/26/44	$450,000	479,250
Ecuador Government International Bond (Ecuador) 7.875% due 01/23/28 ~	280,000	235,606
Egypt Government International Bond (Egypt) 5.577% due 02/21/23 ~	310,000	294,500
Indonesia Government (Indonesia)
3.500% due 01/11/28	200,000	185,196
3.750% due 04/25/22 ~	750,000	743,701
4.875% due 05/05/21 ~	500,000	515,124
5.125% due 01/15/45 ~	200,000	197,023
5.250% due 01/08/47 ~	400,000	401,276

	Principal Amount	Value

Israel Government International Bond (Israel) 4.125% due 01/17/48	$600,000	$568,705
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	679,742
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^ ~	JPY 287,697,043	2,740,157
Kenya Government International Bond (Kenya)
6.875% due 06/24/24	$200,000	197,984
7.250% due 02/28/28 ~	200,000	192,534
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	470,000	458,400
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 30,710,000	1,484,793
7.750% due 11/23/34	20,610,000	1,048,357
7.750% due 11/13/42	44,120,000	2,240,450
8.000% due 11/07/47	31,460,000	1,641,629
10.000% due 12/05/24	11,400,000	645,171
Nigeria Government International Bond (Nigeria)
6.500% due 11/28/27 ~	$200,000	186,573
7.143% due 02/23/30 ~	200,000	189,292
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 6,100,000	1,910,032
Peruvian Government International (Peru)
5.625% due 11/18/50	$220,000	256,025
6.550% due 03/14/37	340,000	425,850
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	197,621
3.150% due 06/02/22	CAD 900,000	703,180
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	608,594
Qatar Government International Bond (Qatar) 4.500% due 04/23/28 ~	400,000	404,438
Republic of Poland Government International (Poland) 4.000% due 01/22/24	1,230,000	1,251,051
Russian Federal (Russia)
7.000% due 01/25/23	RUB 21,990,000	345,665
7.000% due 08/16/23	26,040,000	409,970
7.050% due 01/19/28	119,742,000	1,844,619
8.150% due 02/03/27	13,480,000	222,960
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	972,605

Total Foreign Government Bonds & Notes (Cost $37,020,598)		33,636,136

MUNICIPAL BONDS - 1.0%

Alabama Economic Settlement Authority 3.163% due 09/15/25	1,000,000	991,550
City of Chicago IL ‘B’
5.630% due 01/01/22	400,000	404,672
7.750% due 01/01/42	400,000	433,788
New Jersey Economic Development Authority ‘B’ 2.484% due 02/15/19	1,900,000	1,870,854
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	720,000	719,964
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,395,264

Total Municipal Bonds (Cost $5,611,363)		5,816,092

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 13.7%

Certificates of Deposit - 0.4%

Bank of Montreal 2.206% due 08/09/18	$1,910,000	$1,905,438

Commercial Paper - 1.3%

Boston Scientific Corp 2.531% due 07/12/18	900,000	899,261
JPM SEC LLC 2.409% due 09/27/18	3,020,000	3,002,522
Marriott International Inc 2.530% due 08/16/18	900,000	897,109
MUFG Bank Ltd 2.192% due 07/24/18	2,050,000	2,047,079
Syngenta Wilmington Inc 2.523% due 07/27/18	600,000	598,895

		7,444,866

Foreign Government Issues - 6.0%

Argentina Treasury Bills (Argentina)
(20.499%) due 09/14/18	ARS 21,600,000	783,294
3.382% due 01/25/19	$500,000	490,568
3.598% due 02/22/19	1,800,000	1,759,153
3.646% due 01/11/19	300,000	294,314
3.898% due 07/27/18	200,000	199,435
3.909% due 08/10/18	400,000	398,281
Hellenic Republic Treasury Bills (Greece)
(1.269%) due 07/06/18	EUR 1,600,000	1,868,875
0.397% due 08/03/18	300,000	350,211
0.612% due 08/10/18	300,000	350,100
0.893% due 11/02/18	300,000	349,275
4.750% due 04/17/19 ~	300,000	361,001
Japan Treasury Bills (Japan)
0.069% due 07/09/18	JPY 70,000,000	632,265
0.114% due 07/30/18	1,890,000,000	17,072,462
0.116% due 08/06/18	90,000,000	812,994
0.120% due 08/20/18	750,000,000	6,775,288
0.120% due 08/20/18	40,000,000	361,349
0.121% due 08/27/18	70,000,000	632,376

		33,491,241

	Shares	Value

Money Market Fund - 4.2%

BlackRock Liquidity Funds T-Fund Portfolio	23,058,430	$23,058,430

	Principal Amount
U.S. Treasury Bills - 1.8%

1.795% due 08/23/18	$4,930,000	4,917,040
2.021% due 11/15/18	5,000,000	4,962,317

		9,879,357

Total Short-Term Investments (Cost $76,385,948)		75,779,332

TOTAL INVESTMENTS - 130.8% (Cost $737,692,233)		725,737,706

DERIVATIVES - 0.3%
(See Notes (c) through (g) in Notes to Schedule of Investments)		1,428,021

OTHER ASSETS & LIABILITIES, NET - (31.1%)		(172,426,804)

NET ASSETS - 100.0%		$554,738,923

Notes to Schedule of Investments

(a)

As of June 30, 2018, $2,103,000 in cash and investments with a total aggregate value of $1,251,609 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)

The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2018 was $37,873,665 at a weighted average interest rate of 1.781%.

(c)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD FX	09/18	92	$7,089,450	$7,006,720	($82,730)
CHF FX	09/18	5	639,916	634,688	(5,228)
EUR FX	09/18	63	9,295,239	9,242,494	(52,745)
Euribor	09/18	123	36,011,972	36,021,213	9,241
Euribor	12/18	37	10,830,643	10,832,949	2,306
Euro-Bobl	09/18	7	1,074,971	1,080,438	5,467
Euro-BTP	09/18	32	4,731,122	4,754,912	23,790
Eurodollar	12/19	656	159,349,468	159,137,400	(212,068)
Eurodollar	03/20	8	1,953,914	$1,940,400	(13,514)
Eurodollar	06/20	188	45,719,326	45,599,400	(119,926)
Eurodollar	03/21	79	19,269,555	19,163,425	(106,130)
Japan 10-Year Bonds	09/18	2	2,720,731	2,724,834	4,103
MXN FX	09/18	566	13,496,936	14,067,930	570,994
U.S. Treasury 2-Year Notes	09/18	252	53,253,688	53,380,689	127,001
U.S. Treasury 5-Year Notes	09/18	1,830	206,639,237	207,919,458	1,280,221
U.S. Treasury 10-Year Notes	09/18	108	12,911,203	12,980,250	69,047
U.S. Treasury Long Bonds	09/18	23	3,338,979	3,335,000	(3,979)
U.S. Ultra Long Bonds	09/18	211	32,751,844	33,667,688	915,844

					2,411,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	09/18	39	$2,948,050	$2,885,220	$62,830
Australia 10-Year Bonds	09/18	78	7,368,136	7,467,260	(99,124)
Canada 10-Year Bonds	09/18	21	2,143,962	2,183,783	(39,821)
Euro-Bund	09/18	283	53,434,161	53,720,790	(286,629)
Euro-Buxl	09/18	19	3,888,827	3,942,848	(54,021)
Eurodollar	09/18	775	189,085,443	188,993,438	92,005
Eurodollar	12/18	116	28,410,404	28,234,400	176,004
Eurodollar	12/19	28	6,861,932	6,792,450	69,482
Eurodollar	03/20	61	14,886,578	14,795,550	91,028
Eurodollar	06/20	64	15,539,626	15,523,200	16,426
Eurodollar	09/20	47	11,397,399	11,400,438	(3,039)
Eurodollar	12/20	25	6,057,412	6,063,750	(6,338)
Euro-OAT	09/18	88	15,757,697	15,881,538	(123,841)
Euro-Schatz	09/18	2	261,568	261,786	(218)
GBP FX	09/18	20	1,680,214	1,654,500	25,714
Japan 10-Year Bonds	09/18	6	8,166,330	8,174,502	(8,172)
JPY FX	09/18	4	455,318	453,375	1,943
U.S. Treasury 10-Year Notes	09/18	306	36,635,227	36,777,375	(142,148)
U.S. Treasury Ultra 10-Year Notes	09/18	43	5,419,070	5,514,078	(95,008)
U.S. Ultra Long Bonds	09/18	168	23,716,509	24,360,000	(643,491)

					(966,418)

Total Futures Contracts					$1,445,276

(d)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	17,170,000	USD	776,088	10/18	CIT	$—	($236,311)
ARS	2,620,000	USD	118,472	10/18	JPM	—	(36,040)
BRL	16,484,900	USD	4,824,519	07/18	CIT	—	(581,575)
BRL	1,376,818	USD	371,000	07/18	DUB	—	(15,935)
BRL	2,753,636	USD	721,463	07/18	JPM	—	(11,420)
BRL	1,376,818	USD	355,495	08/18	UBS	—	(1,695)
CAD	2,870,640	USD	2,283,941	07/18	BRC	—	(99,589)
CAD	1,910,000	USD	1,487,637	08/18	CIT	—	(33,556)
CNH	8,310,447	USD	1,303,698	07/18	JPM	—	(51,832)
CNY	3,556,583	USD	557,720	07/18	BRC	—	(21,722)
EUR	430,000	USD	507,410	07/18	BRC	—	(5,105)
EUR	1,442,533	USD	1,706,071	07/18	CIT	—	(18,957)
EUR	2,614,000	USD	3,056,865	07/18	JPM	—	(3,320)
EUR	90,000	USD	106,660	07/18	SCB	—	(1,526)
EUR	7,781,000	USD	9,036,668	07/18	UBS	52,712	—
EUR	2,313,800	USD	2,740,638	08/18	CIT	—	(27,398)
GBP	880,000	USD	1,257,411	07/18	BRC	—	(94,938)
GBP	185,000	USD	248,953	08/18	JPM	—	(4,271)
GBP	395,000	USD	531,610	08/18	UBS	—	(9,182)
IDR	46,874,390,000	USD	3,376,144	07/18	BRC	—	(108,802)
INR	280,700,000	USD	4,276,356	07/18	JPM	—	(188,790)
JPY	72,135,748	USD	652,000	07/18	BNP	—	(277)
JPY	29,552,106	USD	267,000	07/18	GSC	—	(6)
JPY	430,000,000	USD	3,934,517	07/18	JPM	—	(42,407)
JPY	220,000,000	USD	2,014,750	07/18	RBS	—	(26,305)
JPY	331,100,000	USD	3,009,238	08/18	BRC	—	(8,933)
JPY	243,700,000	USD	2,224,132	08/18	RBS	—	(15,812)
JPY	472,900,000	USD	4,353,538	08/18	SCB	—	(68,293)
MXN	4,061,185	USD	206,000	07/18	BOA	—	(1,644)
MXN	1,790,169	USD	91,000	07/18	JPM	—	(920)
MXN	15,944,000	USD	795,957	08/18	BRC	—	(746)
MXN	17,851,000	USD	885,193	08/18	HSB	5,130	—
MXN	16,923,000	USD	835,272	08/18	RBS	8,768	—
MXN	8,145,000	USD	423,172	08/18	UBS	—	(16,938)
PHP	15,920,000	USD	304,165	07/18	JPM	—	(6,312)
RUB	110,598,000	USD	1,776,719	07/18	BRC	—	(15,134)
RUB	73,024,304	USD	1,175,775	07/18	CIT	—	(9,993)
RUB	36,531,242	USD	588,773	07/18	HSB	—	(7,788)
RUB	98,510,206	USD	1,541,872	07/18	JPM	24,812	—
RUB	22,185,907	USD	350,339	08/18	HSB	775	—
SEK	3,900,000	USD	439,841	08/18	HSB	—	(2,843)
SEK	31,995,000	USD	3,684,553	08/18	SCB	—	(99,490)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,904,557	AUD	2,532,351	07/18	CIT	$30,352	$—
USD	1,378,112	AUD	1,830,000	07/18	HSB	23,801	—
USD	357,077	BRL	1,376,818	07/18	DUB	2,012	—
USD	364,479	BRL	1,376,818	07/18	JPM	9,414	—
USD	356,506	BRL	1,376,818	07/18	UBS	1,528	—
USD	772,386	CAD	1,001,000	07/18	JPM	10,912	—
USD	477,892	CHF	472,000	07/18	UBS	1,104	—
USD	3,148,446	CNH	19,925,254	07/18	CIT	146,954	—
USD	7,361,821	CNY	46,696,029	07/18	BRC	324,446	—
USD	2,408,843	DKK	14,847,000	10/18	SCB	64,313	—
USD	6,600,214	EUR	5,479,920	07/18	BRC	196,111	—
USD	10,777,201	EUR	8,970,221	07/18	CIT	286,083	—
USD	1,072,608	EUR	906,000	07/18	JPM	14,264	—
USD	8,235,435	EUR	7,109,000	07/18	SCB	—	(68,947)
USD	1,637,770	EUR	1,373,800	08/18	BRC	26,710	—
USD	358,081	EUR	300,000	08/18	DUB	6,630	—
USD	6,869,587	EUR	5,903,000	08/18	UBS	—	(41,555)
USD	364,012	EUR	300,000	11/18	DUB	10,225	—
USD	361,002	GBP	270,000	08/18	BRC	3,899	—
USD	678,466	GBP	505,000	08/18	HSB	10,551	—
USD	2,057,333	GBP	1,512,000	08/18	JPM	57,559	—
USD	4,305,369	JPY	459,742,363	07/18	CIT	147,193	—
USD	21,333,187	JPY	2,320,000,000	07/18	JPM	333,895	—
USD	2,728,089	JPY	290,000,000	07/18	UBS	106,958	—
USD	4,382,106	JPY	477,600,000	08/18	DUB	54,271	—
USD	382,323	JPY	42,100,000	08/18	HSB	829	—
USD	13,035,126	JPY	1,427,900,000	08/18	JPM	93,092	—
USD	3,378,270	JPY	371,000,000	08/18	RBS	16,406	—
USD	916,318	JPY	101,100,000	08/18	SCB	188	—
USD	1,193,779	JPY	130,000,000	08/18	UBS	16,156	—
USD	766,959	MXN	14,075,000	07/18	BRC	60,542	—
USD	2,603,435	MXN	51,944,011	07/18	CIT	—	(3,610)
USD	230,000	MXN	4,252,700	07/18	RBS	16,697	—
USD	3,857,263	MXN	76,864,600	08/18	CIT	16,106	—
USD	595,272	MXN	12,070,000	08/18	HSB	—	(6,722)
USD	216,000	MXN	4,025,160	08/18	JPM	15,115	—
USD	1,057,495	MXN	21,215,000	08/18	RBS	—	(609)
USD	807,435	MXN	16,143,000	08/18	SCB	2,298	—
USD	199,420	PEN	653,800	07/18	DUB	496	—
USD	4,563,194	PHP	241,661,000	11/18	DUB	86,478	—
USD	1,582,676	RUB	100,852,579	07/18	HSB	—	(21,261)
USD	526,874	RUB	34,188,869	07/18	SCB	—	(16,858)
USD	363,527	RUB	22,721,109	08/18	HSB	3,943	—
USD	458,880	SEK	4,010,000	08/18	DUB	9,557	—
USD	677,270	SEK	5,920,000	08/18	JPM	13,929	—
USD	529,892	TWD	16,120,000	08/18	CIT	—	(431)
USD	326,916	TWD	9,984,000	08/18	JPM	—	(1,524)

Total Forward Foreign Currency Contracts						$2,313,214	($2,037,322)

(e)	Purchased options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG 30 5Y	0.625%	08/15/18	BNP	$7,430,000	$7,802	$3,262

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.21	07/24/18	CIT	$4,260,000	$35,277	$157,302
Call - EUR versus USD	1.17	08/15/18	CIT	4,960,000	39,655	60,877
Call - CAD versus USD	1.31	08/15/18	CIT	5,040,000	42,235	72,061

					117,167	290,240

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description			Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD			$19.27	08/08/18	CIT	$5,700,000	$84,816	$42,899
Put - MXN versus USD			19.36	08/16/18	CIT	5,560,000	83,595	51,928
Put - BRL versus USD			3.80	09/06/18	CIT	1,850,000	29,173	28,468

							197,584	123,295

Total Foreign Currency Options							$314,751	$413,535

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$900,000	$88,800	$17,822
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	300,000	29,340	4,841

							$118,140	$22,663

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Euro-FX (07/18)	$1.18	07/06/18	CME	5	$734,375	$3,334	$2,500
Call - Euro-FX (07/18)	1.19	07/06/18	CME	3	444,375	3,193	375
Call - Euro-FX (07/18)	1.19	07/06/18	CME	6	892,500	7,361	375
Call - AUD-FX (07/18)	74.00	07/06/18	CME	2	148,000	744	740
Call - CAD-FX (07/18)	75.00	07/06/18	CME	3	225,000	1,735	3,600
Call - CAD-FX (07/18)	76.00	07/06/18	CME	6	456,000	1,931	2,400
Call - CAD-FX (07/18)	77.00	07/06/18	CME	3	231,000	1,985	150
Call - CAD-FX (07/18)	77.50	07/06/18	CME	3	232,500	1,295	60
Call - U.S. Ultra Long Bonds (07/18)	145.50	07/06/18	CME	2	290,000	941	969
Call - U.S. Treasury 10-Year Notes (08/18)	120.25	07/27/18	CME	1	120,250	408	422
Call - U.S. Treasury Bonds (08/18)	144.00	07/27/18	CME	7	1,008,000	7,716	10,938
Call - U.S. Treasury Bonds (08/18)	144.50	07/27/18	CME	12	1,734,000	12,537	15,188
Call - U.S. Treasury Bonds (08/18)	145.50	07/27/18	CME	10	1,455,000	9,081	7,813
Call - Euro-FX (08/18)	1.17	08/03/18	CME	7	1,023,750	8,000	10,850
Call - CAD-FX (08/18)	76.00	08/03/18	CME	2	152,000	884	1,540
Call - CAD Treasury 10-Year Notes (09/18)	CAD 159.50	08/17/18	CME	25	CAD 3,987,500	230	95
Call - U.S. Treasury 10-Year Notes (09/18)	$129.50	08/24/18	CME	25	$3,237,500	826	—
Call - U.S. Treasury 10-Year Notes (09/18)	130.00	08/24/18	CME	500	65,000,000	16,525	—
Call - Euro-BTP (08/18)	EUR 152.00	08/24/18	CME	10	EUR 1,520,000	128	117
Call - Euro-OAT (08/18)	168.00	08/24/18	CME	30	5,040,000	381	350
Call - Euro-OAT (08/18)	170.00	08/24/18	CME	10	1,700,000	127	117
Call - Euro-Bund (08/18)	197.00	08/24/18	CME	106	20,882,000	1,379	1,237

						80,741	59,836

Put - Euro-FX (07/18)	$1.18	07/06/18	CME	6	$881,250	3,386	4,050
Put - U.S. Treasury 2-Year Notes (08/18)	105.13	07/27/18	CME	60	12,600,000	1,046	—
Put - U.S. Treasury 5-Year Notes (08/18)	109.75	07/27/18	CME	1,548	169,893,000	26,974	—
Put - U.S. Treasury 10-Year Notes (08/18)	119.50	07/27/18	CME	1	119,500	408	188
Put - U.S. Treasury 10-Year Notes (08/18)	119.75	07/27/18	CME	3	359,250	1,177	797
Put - U.S. Treasury 10-Year Notes (08/18)	120.00	07/27/18	CME	14	1,680,000	5,025	5,031
Put - U.S. Treasury 10-Year Notes (08/18)	120.25	07/27/18	CME	9	1,082,250	4,001	4,359
Put - U.S. Treasury Bonds (08/18)	145.00	07/27/18	CME	5	725,000	4,228	5,000
Put - Euro-Bund (07/18)	EUR 161.50	07/27/18	CME	2	EUR 323,000	1,192	724
Put - U.S. Treasury 5-Year Notes (09/18)	$104.50	08/24/18	CME	57	$5,956,500	487	—
Put - U.S. Treasury 5-Year Notes (09/18)	106.25	08/24/18	CME	20	2,125,000	171	—
Put - U.S. Treasury 5-Year Notes (09/18)	106.50	08/24/18	CME	40	4,260,000	342	—
Put - U.S. Treasury 10-Year Notes (09/18)	106.50	08/24/18	CME	40	4,260,000	342	—
Put - U.S. Treasury 5-Year Notes (09/18)	106.75	08/24/18	CME	64	6,832,000	547	—
Put - U.S. Treasury 5-Year Notes (09/18)	107.00	08/24/18	CME	41	4,387,000	351	—
Put - U.S. Treasury 10-Year Notes (09/18)	107.00	08/24/18	CME	79	8,453,000	675	—
Put - U.S. Treasury 10-Year Notes (09/18)	107.50	08/24/18	CME	47	5,052,500	402	—
Put - U.S. Treasury 10-Year Notes (09/18)	108.00	08/24/18	CME	23	2,484,000	197	—
Put - U.S. Treasury 5-Year Notes (09/18)	110.25	08/24/18	CME	257	28,334,250	8,494	4,016
Put - Euro-Bund (08/18)	EUR 144.00	08/24/18	CME	32	EUR 4,608,000	405	374
Put - Euro-Bund (08/18)	145.00	08/24/18	CME	50	7,250,000	637	582

						60,487	25,121

Total Options on Futures						$141,228	$84,957

Total Purchased Options						$581,921	$524,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(f)	Premiums received and value of written options outstanding as of June 30, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 30 5Y	0.725%	07/18/18	JPM	$300,000	$278	($122)
Put - CDX IG 30 5Y	0.950%	07/18/18	DUB	600,000	998	(80)
Put - CDX IG 30 5Y	0.800%	08/15/18	BNP	7,430,000	7,430	(6,241)

					$8,706	($6,443)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 20.50	07/06/18	JPM	$600,000	$6,900	($2,144)
Call - MXN versus USD	19.25	07/19/18	RYL	900,000	13,266	(35,912)
Call - MXN versus USD	19.50	08/21/18	JPM	900,000	14,841	(34,987)
Call - EUR versus USD	$1.15	08/27/18	BRC	4,960,000	35,414	(27,860)
Call - RUB versus USD	RUB 66.09	08/27/18	DUB	800,000	7,080	(6,170)

					77,501	(107,073)

Put - GBP versus USD	$1.33	07/12/18	HSB	GBP 800,000	5,309	(12,306)
Put - GBP versus USD	1.33	07/13/18	DUB	500,000	3,195	(5,644)
Put - EUR versus USD	1.25	07/24/18	CIT	$4,260,000	29,568	(5,363)
Put - AUD versus USD	0.72	08/20/18	UBS	AUD 1,000,000	4,038	(3,508)
Put - BRL versus USD	3.69	09/06/18	CIT	$3,700,000	27,508	(25,730)
Put - KRW versus USD	1,084.00	09/20/18	CIT	3,559,471	26,838	(23,339)

					96,456	(75,890)

Total Foreign Currency Options					$173,957	($182,963)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	$1,200,000	$10,320	$—
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	600,000	7,740	—

						$18,060	$—

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$1,200,000	$26,727	($8,181)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(25,905)

							$111,520	($34,086)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Euro-FX (07/18)	$1.17	07/06/18	CME	1	$145,625	$1,086	($1,300)
Call - U.S. Treasury 5-Year Notes (07/18)	113.50	07/06/18	CME	15	1,702,500	2,317	(3,047)
Call - U.S. Treasury 10-Year Notes (07/18)	120.00	07/06/18	CME	31	3,720,000	6,850	(10,172)
Call - U.S. Treasury 10-Year Notes (07/18)	120.50	07/06/18	CME	7	843,500	1,409	(656)
Call - U.S. Ultra Long Bonds (07/18)	144.00	07/06/18	CME	3	432,000	1,870	(3,375)
Call - U.S. Treasury 5-Year Notes (07/18)	113.75	07/13/18	CME	8	910,000	1,579	(1,188)
Call - U.S. Treasury 5-Year Notes (08/18)	113.75	07/27/18	CME	6	682,500	1,231	(1,406)
Call - U.S. Treasury 5-Year Notes (08/18)	114.00	07/27/18	CME	3	342,000	557	(445)
Call - U.S. Treasury 5-Year Notes (08/18)	114.50	07/27/18	CME	33	3,778,500	8,191	(2,063)
Call - U.S. Treasury 10-Year Notes (08/18)	119.00	07/27/18	CME	9	1,071,000	4,624	(11,531)
Call - U.S. Treasury 10-Year Notes (08/18)	119.50	07/27/18	CME	28	3,346,000	7,668	(24,500)
Call - U.S. Treasury 10-Year Notes (08/18)	120.00	07/27/18	CME	30	3,600,000	11,993	(16,406)
Call - U.S. Treasury 10-Year Notes (08/18)	120.50	07/27/18	CME	45	5,422,500	18,107	(14,766)
Call - U.S. Treasury 10-Year Notes (08/18)	120.75	07/27/18	CME	3	362,250	791	(750)
Call - U.S. Treasury 10-Year Notes (08/18)	121.00	07/27/18	CME	3	363,000	698	(563)
Call - U.S. Treasury Bonds (08/18)	143.00	07/27/18	CME	6	858,000	4,239	(13,875)
Call - U.S. Treasury Bonds (08/18)	145.00	07/27/18	CME	13	1,885,000	8,117	(13,000)
Call - U.S. Treasury Bonds (08/18)	146.00	07/27/18	CME	19	2,774,000	12,106	(11,281)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Euro-Bund (08/18)	EUR 161.00	07/27/18	CME	14	EUR 2,254,000	$16,011	($28,611)
Call - Euro-Bund (08/18)	161.50	07/27/18	CME	10	1,615,000	8,638	(15,882)
Call - Euro-Bund (08/18)	163.00	07/27/18	CME	4	652,000	1,959	(2,382)
Call - Euro-FX (08/18)	$1.18	08/03/18	CME	2	$293,750	2,421	(2,425)
Call - U.S. Treasury 5-Year Notes (09/18)	114.25	08/24/18	CME	32	3,656,000	5,942	(6,500)
Call - U.S. Treasury 10-Year Notes (09/18)	120.50	08/24/18	CME	62	7,471,000	29,357	(33,906)
Call - U.S. Treasury 10-Year Notes (09/18)	121.00	08/24/18	CME	6	726,000	1,864	(2,250)
Call - U.S. Treasury Bonds (09/18)	146.00	08/24/18	CME	18	2,628,000	14,311	(18,844)
Call - U.S. Treasury Bonds (09/18)	147.00	08/24/18	CME	6	882,000	4,177	(4,313)

						178,113	(245,437)

Put - U.S. Treasury 10-Year Notes (07/18)	120.00	07/06/18	CME	9	1,080,000	1,531	(1,266)
Put - U.S. Treasury 10-Year Notes (08/18)	119.00	07/27/18	CME	6	714,000	1,536	(563)
Put - U.S. Treasury 10-Year Notes (08/18)	119.50	07/27/18	CME	17	2,031,500	3,433	(3,188)
Put - Euro-Bund (08/18)	EUR 160.00	07/27/18	CME	24	EUR 3,840,000	11,596	(2,242)
Put - Euro-Bund (07/18)	160.50	07/27/18	CME	25	4,012,500	11,635	(3,504)
Put - Euro-Bund (08/18)	161.00	07/27/18	CME	15	2,415,000	13,564	(3,503)
Put - Euro-Bund (08/18)	161.50	07/27/18	CME	22	3,553,000	10,397	(7,963)

						53,692	(22,229)

Total Options on Futures						$231,805	($267,666)

Total Written Options						$544,048	($491,158)

(g)	Swap agreements outstanding as of June 30, 2018 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	Q	1.000%	03/20/19	GSC	0.392%	$1,800,000	$8,459	($16,452)	$24,911
Colombia Government	Q	1.000%	03/20/19	HSB	0.392%	3,500,000	16,448	(28,642)	45,090
Petrobras International Co SA	Q	1.000%	12/20/19	GSC	1.852%	300,000	(3,591)	(32,995)	29,404

							21,316	(78,089)	99,405

				Exchange
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.349%	900,000	14,292	18,995	(4,703)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.847%	EUR 800,000	5,732	3,786	1,946

							20,024	22,781	(2,757)

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$41,340	($55,308)	$96,648

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 29 5Y	Q	5.000%	12/20/22	ICE	$3,450,000	($211,806)	($232,875)	$21,069
CDX HY 30 5Y	Q	5.000%	06/20/23	ICE	6,150,000	(353,343)	(431,795)	78,452

						($565,149)	($664,670)	$99,521

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 2Y	Q	1.000%	12/20/19	ICE	$990,000	$10,364	$12,936	($2,572)
CDX IG 25 5Y	Q	1.000%	12/20/20	ICE	2,290,000	36,085	41,980	(5,895)
CDX IG 30 5Y	Q	1.000%	06/20/23	ICE	61,080,000	903,618	1,096,410	(192,792)
CDX IG 30 5Y	Q	1.000%	06/20/23	ICE	4,800,000	71,011	77,180	(6,169)
CDX HY 30 5Y	Q	5.000%	06/20/23	ICE	500,000	28,727	30,645	(1,918)

						$1,049,805	$1,259,151	($209,346)

Total Credit Default Swaps						$525,996	$539,173	($13,177)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate / Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.597%	3-Month USD-LIBOR	S / Q	CME	03/29/19	$7,860,000	($53,468)	$—	($53,468)
1.705%	3-Month USD-LIBOR	S / Q	CME	09/28/19	4,380,000	(51,603)	—	(51,603)
1.138%	3-Month USD-LIBOR	S / Q	CME	10/17/19	12,330,000	(242,103)	—	(242,103)
1.958%	3-Month USD-LIBOR	S / Q	CME	12/05/19	9,700,000	(101,758)	—	(101,758)
0.250%	6-Month JPY-LIBOR	S / S	CME	12/20/19	JPY 690,000,000	19,789	28,933	(9,144)
7.500%	Brazil CETIP Interbank	Z / Z	CME	01/02/20	BRL 60,500,000	(134,134)	(42,310)	(91,824)
7.750%	Brazil CETIP Interbank	Z / Z	CME	01/02/20	40,600,000	(58,029)	(51,720)	(6,309)
1.671%	3-Month USD-LIBOR	S / Q	CME	06/14/20	$12,160,000	(258,822)	(3,505)	(255,317)
9.200%	Brazil CETIP Interbank	Z / Z	CME	01/04/21	BRL 4,700,000	1,376	(4,922)	6,298
7.351%	28-Day MXN TIIE	L / L	CME	04/05/21	MXN 294,420,000	(243,082)	(2,104)	(240,978)
7.330%	28-Day MXN TIIE	L / L	CME	04/06/22	202,000,000	(195,580)	(4,507)	(191,073)
2.250%	3-Month USD-LIBOR	S / Q	CME	05/31/22	$8,541,000	(202,094)	15,860	(217,954)
2.850%	3-Month USD-LIBOR	S / Q	CME	08/31/22	24,840,000	(35,354)	(7,017)	(28,337)
2.169%	3-Month USD-LIBOR	S / Q	CME	12/01/22	2,510,000	(75,797)	—	(75,797)
1-Day U.S. Fed Funds + 0.364%	3-Month USD-LIBOR	Q / Q	CME	09/19/23	110,323,000	61,959	—	61,959
1.250%	6-Month EUR-LIBOR	A / S	LCH	09/19/28	EUR 8,100,000	303,204	230,532	72,672
1.250%	6-Month EUR-LIBOR	A / S	LCH	12/19/28	1,400,000	43,640	23,793	19,847
1.501%	6-Month EUR-LIBOR	A / S	LCH	07/04/42	1,900,000	30,745	—	30,745
1.500%	6-Month EUR-LIBOR	A / S	LCH	09/19/48	700,000	6,085	(7,907)	13,992

						($1,185,026)	$175,126	($1,360,152)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate / Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.500%	6-Month GBP-LIBOR	S / S	LCH	09/19/23	GBP 3,700,000	($37,511)	($732)	($36,779)
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,140,000,000	(80,623)	(82,787)	2,164
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	970,000,000	(67,911)	(62,959)	(4,952)
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	440,000,000	(15,929)	(16,791)	862
2.500%	3-Month USD-LIBOR	S / Q	CME	12/20/27	$2,000,000	75,803	(11,780)	87,583
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	JPY 100,000,000	(1,989)	7,128	(9,117)
0.380%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	10,000,000	(829)	161	(990)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(4,994)	(43)	(4,951)
2.250%	3-Month USD-LIBOR	S / Q	LCH	06/20/28	$4,100,000	242,412	235,463	6,949
1.500%	6-Month GBP-LIBOR	S / S	LCH	09/19/28	GBP 1,000,000	6,246	22,799	(16,553)
1.500%	6-Month GBP-LIBOR	S / S	LCH	12/19/28	900,000	8,634	14,824	(6,190)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 60,000,000	(5,858)	(4,393)	(1,465)
2.950%	3-Month USD-LIBOR	S / Q	CME	11/15/43	$3,910,000	31,436	(25,396)	56,832
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	77,410	—	77,410
1.750%	3-Month CAD-CDOR	S / S	CME	12/16/46	CAD 300,000	42,852	37,821	5,031
1.498%	6-Month EUR-LIBOR	A / S	CME	08/23/47	EUR 1,145,000	(11,696)	1,431	(13,127)
1.500%	6-Month GBP-LIBOR	S / S	LCH	12/19/48	GBP 1,700,000	75,171	7,953	67,218

						$332,624	$122,699	$209,925

Total Interest Rate Swaps						($852,402)	$297,825	($1,150,227)

Total Swap Agreements						($326,406)	$836,998	($1,163,404)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$216,918,310	$—	$216,918,310	$—
	Senior Loan Notes	18,693,155	—	18,693,155	—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	29,415,747	—	29,415,747	—
	Collateralized Mortgage Obligations - Residential	51,916,354	—	51,916,354	—
	Fannie Mae	143,758,851	—	143,758,851	—
	Freddie Mac	22,228,973	—	21,603,172	625,801
	Government National Mortgage Association	32,585,565	—	32,585,565	—

	Total Mortgage-Backed Securities	279,905,490	—	279,279,689	625,801

	Asset-Backed Securities	39,448,502	—	38,848,517	599,985
	U.S. Government Agency Issues	7,344,674	—	7,344,674	—
	U.S. Treasury Obligations	48,196,015	—	48,196,015	—
	Foreign Government Bonds & Notes	33,636,136	—	33,636,136	—
	Municipal Bonds	5,816,092	—	5,816,092	—
	Short-Term Investments	75,779,332	23,058,430	52,720,902	—
	Derivatives:
	Credit Contracts
	Purchased Options	3,262	—	3,262	—
	Swaps	1,094,736	—	1,094,736	—

	Total Credit Contracts	1,097,998	—	1,097,998	—

	Foreign Currency Contracts
	Futures	661,481	661,481	—	—
	Forward Foreign Currency Contracts	2,313,214	—	2,313,214	—
	Purchased Options	440,175	—	440,175	—

	Total Foreign Currency Contracts	3,414,870	661,481	2,753,389	—

	Interest Rate Contracts
	Futures	2,881,965	2,881,965	—	—
	Purchased Options	80,980	—	80,980	—
	Swaps	1,026,762	—	1,026,762	—

	Total Interest Rate Contracts	3,989,707	2,881,965	1,107,742	—

	Total Assets - Derivatives	8,502,575	3,543,446	4,959,129	—

	Total Assets	734,240,281	26,601,876	706,412,619	1,225,786

Liabilities	Sale-buyback Financing Transactions	(42,335,398)	—	(42,335,398)	—
	Derivatives:
	Credit Contracts
	Written Options	(6,443)	—	(6,443)	—
	Swaps	(568,740)	—	(568,740)	—

	Total Credit Contracts	(575,183)	—	(575,183)	—

	Foreign Currency Contracts
	Futures	(140,703)	(140,703)	—	—
	Forward Foreign Currency Contracts	(2,037,322)	—	(2,037,322)	—
	Written Options	(186,688)	—	(186,688)	—

	Total Foreign Currency Contracts	(2,364,713)	(140,703)	(2,224,010)	—

	Interest Rate Contracts
	Futures	(1,957,467)	(1,957,467)	—	—
	Written Options	(298,027)	—	(298,027)	—
	Swaps	(1,879,164)	—	(1,879,164)	—

	Total Interest Rate Contracts	(4,134,658)	(1,957,467)	(2,177,191)	—

	Total Liabilities - Derivatives	(7,074,554)	(2,098,170)	(4,976,384)	—

	Total Liabilities	(49,409,952)	(2,098,170)	(47,311,782)	—

	Total	$684,830,329	$24,503,706	$659,100,837	$1,225,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 53.2%

Basic Materials - 1.9%

ArcelorMittal (Luxembourg) 5.250% due 08/05/20	$80,000	$82,700
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	120,000	124,950
INVISTA Finance LLC 4.250% due 10/15/19 ~	515,000	517,833
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	214,178
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	325,000	326,229
The Sherwin-Williams Co 2.250% due 05/15/20	850,000	836,226

		2,102,116

Communications - 4.2%

Baidu Inc (China) 2.750% due 06/09/19	410,000	408,483
Charter Communications Operating LLC
3.579% due 07/23/20	370,000	370,127
4.464% due 07/23/22	50,000	50,602
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	55,002
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	231,060
Discovery Communications LLC 2.200% due 09/20/19	145,000	143,451
JD.com Inc (China) 3.125% due 04/29/21	370,000	360,938
Omnicom Group Inc 6.250% due 07/15/19	510,000	526,154
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	220,000	226,774
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	425,000	423,182
The Interpublic Group of Cos Inc 4.000% due 03/15/22	80,000	80,688
Time Warner Cable LLC
6.750% due 07/01/18	350,000	350,000
8.250% due 04/01/19	405,000	420,160
8.750% due 02/14/19	240,000	248,047
Viacom Inc
2.750% due 12/15/19	435,000	431,194
5.625% due 09/15/19	160,000	163,951

		4,489,813

Consumer, Cyclical - 5.4%

Aptiv PLC 3.150% due 11/19/20	340,000	337,708
Daimler Finance North America LLC (Germany)
1.750% due 10/30/19 ~	165,000	162,136
2.300% due 02/12/21 ~	455,000	442,106
2.375% due 08/01/18 ~	325,000	324,917
Delta Air Lines Inc
2.600% due 12/04/20	65,000	63,624
2.875% due 03/13/20	500,000	496,893
DR Horton Inc 2.550% due 12/01/20	125,000	122,576
Ford Motor Credit Co LLC
2.021% due 05/03/19	250,000	247,981
2.551% due 10/05/18	385,000	384,783
3.470% due 04/05/21	380,000	377,902
General Motors Co 3.500% due 10/02/18	175,000	175,343
General Motors Financial Co Inc 3.100% due 01/15/19	220,000	220,237
Harley-Davidson Financial Services Inc 2.831% (USD LIBOR + 0.500%) due 05/21/20 § ~	135,000	135,318

	Principal Amount	Value

Hyundai Capital America
1.750% due 09/27/19 ~	$175,000	$171,685
2.400% due 10/30/18 ~	125,000	124,826
2.500% due 03/18/19 ~	625,000	622,228
2.875% due 08/09/18 ~	175,000	174,979
Lennar Corp 2.950% due 11/29/20	375,000	367,429
QVC Inc 3.125% due 04/01/19	600,000	599,417
Walmart Inc 3.125% due 06/23/21	265,000	266,407

		5,818,495

Consumer, Non-Cyclical - 7.2%

Abbott Laboratories 2.350% due 11/22/19	145,000	144,196
AbbVie Inc 2.300% due 05/14/21	125,000	121,540
Anthem Inc
2.300% due 07/15/18	500,000	499,941
2.500% due 11/21/20	80,000	78,683
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	450,000	440,501
Bayer US Finance II LLC (Germany)
2.965% (USD LIBOR + 0.630%) due 06/25/21 § ~	210,000	210,506
3.500% due 06/25/21 ~	330,000	330,857
Becton Dickinson and Co
2.404% due 06/05/20	330,000	324,216
2.675% due 12/15/19	325,000	322,667
3.209% (USD LIBOR + 0.875%) due 12/29/20 §	75,000	75,140
Bunge Ltd Finance Corp
3.500% due 11/24/20	55,000	55,005
8.500% due 06/15/19	380,000	399,243
Catholic Health Initiatives 2.600% due 08/01/18	130,000	130,004
Celgene Corp 2.875% due 02/19/21	165,000	162,880
CVS Health Corp 1.900% due 07/20/18	175,000	174,965
Equifax Inc
2.300% due 06/01/21	75,000	72,403
3.200% (USD LIBOR + 0.870%) due 08/15/21 §	105,000	105,361
3.600% due 08/15/21	105,000	104,980
ERAC USA Finance LLC
2.350% due 10/15/19 ~	55,000	54,398
2.800% due 11/01/18 ~	400,000	399,962
Express Scripts Holding Co 3.068% (USD LIBOR + 0.750%) due 11/30/20 §	105,000	105,072
HCA Inc 3.750% due 03/15/19	690,000	694,313
Imperial Brands Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	400,000	399,925
Maple Escrow Subsidiary Inc 3.551% due 05/25/21 ~	280,000	280,417
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	81,167
Reynolds American Inc (United Kingdom) 8.125% due 06/23/19	300,000	314,536
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	925,000	911,129
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	550,000	537,067
The Kroger Co 2.300% due 01/15/19	100,000	99,679
Tyson Foods Inc 2.250% due 08/23/21	160,000	153,901

		7,784,654

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Energy - 4.9%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	$370,000	$379,589
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	300,000	297,752
Columbia Pipeline Group Inc 3.300% due 06/01/20	60,000	59,777
DCP Midstream Operating LP 2.700% due 04/01/19	730,000	724,525
Encana Corp (Canada) 6.500% due 05/15/19	355,000	364,967
Energy Transfer Equity LP 7.500% due 10/15/20	305,000	325,969
Energy Transfer Partners LP 6.700% due 07/01/18	345,000	345,000
Enterprise Products Operating LLC 2.800% due 02/15/21	245,000	242,001
Marathon Oil Corp 2.700% due 06/01/20	150,000	147,793
ONEOK Partners LP 3.200% due 09/15/18	555,000	555,346
Petroleos Mexicanos (Mexico) 8.000% due 05/03/19	265,000	275,369
Phillips 66
2.919% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	165,273
2.998% (USD LIBOR + 0.650%) due 04/15/19 § ~	150,000	150,068
Plains All American Pipeline LP
2.600% due 12/15/19	50,000	49,502
5.000% due 02/01/21	120,000	123,335
5.750% due 01/15/20	120,000	123,906
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	355,000	371,464
Spectra Energy Partners LP 2.950% due 09/25/18	540,000	540,147
Williams Partners LP 5.250% due 03/15/20	30,000	30,938

		5,272,721

Financial - 17.3%

ABN AMRO Bank NV (Netherlands) 2.100% due 01/18/19 ~	495,000	493,693
AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	150,000	149,200
AIG Global Funding 3.350% due 06/25/21 ~	100,000	100,180
Air Lease Corp
2.125% due 01/15/20	370,000	363,287
2.500% due 03/01/21	70,000	68,191
American Express Credit Corp
2.200% due 03/03/20	195,000	192,482
2.375% due 05/26/20	40,000	39,429
American International Group Inc 2.300% due 07/16/19	250,000	248,551
ANZ New Zealand Int’l Ltd (New Zealand) 2.200% due 07/17/20 ~	200,000	196,066
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	197,250
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	445,000	433,888
Bank of America Corp
2.503% due 10/21/22	95,000	90,981
2.742% (USD LIBOR + 0.380%) due 01/23/22 §	210,000	208,785
2.985% (USD LIBOR + 0.650%) due 06/25/22 §	230,000	229,883
3.519% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	299,827

	Principal Amount	Value

Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	$425,000	$424,864
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	235,000	230,012
BB&T Corp 2.150% due 02/01/21	300,000	291,839
BPCE SA (France) 3.549% (USD LIBOR + 1.220%) due 05/22/22 § ~	250,000	253,818
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	34,895
Capital One Financial Corp 2.400% due 10/30/20	70,000	68,312
Capital One NA 1.850% due 09/13/19	665,000	655,796
CBOE Global Markets Inc 1.950% due 06/28/19	165,000	163,469
China Overseas Finance Cayman Ltd (China) 4.250% due 05/08/19 ~	225,000	226,683
Citigroup Inc
2.050% due 06/07/19	325,000	322,517
2.700% due 03/30/21	10,000	9,811
2.900% due 12/08/21	310,000	303,902
3.128% (USD LIBOR + 0.790%) due 01/10/20 §	310,000	312,199
Citizens Bank NA
2.300% due 12/03/18	605,000	604,227
2.450% due 12/04/19	300,000	297,300
CNO Financial Group Inc 4.500% due 05/30/20	290,000	291,088
Credit Suisse AG (Switzerland) 5.400% due 01/14/20	50,000	51,458
Crown Castle International Corp REIT
2.250% due 09/01/21	255,000	244,609
3.400% due 02/15/21	110,000	109,932
Discover Bank
2.600% due 11/13/18	250,000	249,879
7.000% due 04/15/20	410,000	433,140
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	133,542
Grain Spectrum Funding LLC 4.000% due 10/10/33 ~	140,000	140,056
HSBC Holdings PLC (United Kingdom) 2.926% (USD LIBOR + 0.600%) due 05/18/21 §	200,000	200,346
ING Groep NV (Netherlands) 3.484% (USD LIBOR + 1.150%) due 03/29/22 §	205,000	208,581
International Lease Finance Corp 6.250% due 05/15/19	340,000	348,668
Intesa Sanpaolo SPA (Italy)
2.100% due 09/27/18	400,000	399,638
3.375% due 01/12/23 ~	200,000	183,970
3.875% due 01/15/19	225,000	225,036
iStar Inc 4.625% due 09/15/20	275,000	271,563
JPMorgan Chase & Co
2.877% (USD LIBOR + 0.550%) due 03/09/21 §	315,000	316,101
4.250% due 10/15/20	110,000	112,392
4.400% due 07/22/20	50,000	51,200
4.950% due 03/25/20	78,000	80,279
Kimco Realty Corp REIT 6.875% due 10/01/19	130,000	135,707
Morgan Stanley
2.903% (USD LIBOR + 0.550%) due 02/10/21 §	310,000	310,680
5.500% due 01/26/20	125,000	129,368
5.500% due 07/24/20	125,000	130,498
Provident Cos Inc 7.000% due 07/15/18	406,000	405,852

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Regions Bank
2.250% due 09/14/18	$375,000	$374,839
2.717% (USD LIBOR + 0.380%) due 04/01/21 §	535,000	534,556
Reinsurance Group of America Inc
5.000% due 06/01/21	35,000	36,294
6.450% due 11/15/19	280,000	292,263
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	54,307
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	385,000	373,841
Sberbank of Russia Via SB Capital SA (Russia) 3.080% due 03/07/19	EUR 200,000	236,674
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	$200,000	197,338
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 07/23/18	400,000	399,905
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.950% due 09/19/19 ~	390,000	384,832
SunTrust Banks Inc 2.500% due 05/01/19	160,000	159,687
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	195,000	195,350
The Charles Schwab Corp 2.649% (USD LIBOR + 0.320%) due 05/21/21 §	170,000	170,761
The Goldman Sachs Group Inc
2.300% due 12/13/19	295,000	292,185
2.900% due 07/19/18	130,000	130,030
3.139% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,068
3.472% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	298,012
5.375% due 03/15/20	100,000	103,550
6.000% due 06/15/20	30,000	31,564
Trinity Acquisition PLC 3.500% due 09/15/21	45,000	44,662
UBS Group Funding Switzerland AG (Switzerland) 3.549% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	258,213
US Bank NA 2.682% (USD LIBOR + 0.320%) due 04/26/21 §	275,000	275,293
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	720,000	719,763
Wells Fargo & Co 2.550% due 12/07/20	23,000	22,627
XLIT Ltd (Bermuda) 2.300% due 12/15/18	250,000	249,020

		18,610,554

Industrial - 5.2%

Avnet Inc 3.750% due 12/01/21	90,000	89,744
Boral Finance PTY Ltd (Australia) 3.000% due 11/01/22 ~	35,000	33,744
CNH Industrial Capital LLC
3.375% due 07/15/19	130,000	130,429
4.375% due 11/06/20	380,000	386,908
DAE Funding LLC (United Arab Emirates) 4.000% due 08/01/20 ~	210,000	208,163
Eagle Materials Inc 4.500% due 08/01/26	50,000	50,285
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	200,000	195,847
GATX Corp 2.500% due 07/30/19	215,000	213,603

	Principal Amount	Value

General Dynamics Corp
2.646% (USD LIBOR + 0.290%) due 05/11/20 §	$55,000	$55,151
2.736% (USD LIBOR + 0.380%) due 05/11/21 §	95,000	95,370
Kansas City Southern 2.350% due 05/15/20	400,000	392,798
Keysight Technologies Inc 3.300% due 10/30/19	880,000	877,967
Martin Marietta Materials Inc 2.825% (USD LIBOR + 0.500%) due 12/20/19 §	150,000	150,280
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	230,000	223,388
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	230,000	228,783
2.875% due 07/17/18 ~	810,000	810,112
3.200% due 07/15/20 ~	50,000	49,899
Roper Technologies Inc 3.000% due 12/15/20	25,000	24,843
SBA Tower Trust
3.168% due 04/09/47 ~	285,000	280,177
3.448% due 03/15/48 ~	210,000	208,784
Stanley Black & Decker Inc 1.622% due 11/17/18	75,000	74,709
Union Pacific Corp 3.200% due 06/08/21	200,000	200,743
Vulcan Materials Co
2.941% (USD LIBOR + 0.600%) due 06/15/20 §	215,000	214,774
2.950% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	390,789

		5,587,290

Technology - 3.2%

Broadcom Corp
2.375% due 01/15/20	615,000	607,220
3.000% due 01/15/22	190,000	184,912
Dell International LLC 3.480% due 06/01/19 ~	425,000	426,168
DXC Technology Co
2.875% due 03/27/20	280,000	278,101
3.250% (USD LIBOR + 0.950%) due 03/01/21 §	480,000	480,136
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	240,874
Hewlett Packard Enterprise Co
2.100% due 10/04/19 ~	155,000	153,092
2.850% due 10/05/18	292,000	292,444
Microchip Technology Inc 3.922% due 06/01/21 ~	145,000	145,329
QUALCOMM Inc 2.100% due 05/20/20	170,000	169,901
Xerox Corp
2.750% due 03/15/19	155,000	154,596
5.625% due 12/15/19	300,000	307,852

		3,440,625

Utilities - 3.9%

Dominion Energy Inc
1.500% due 09/30/18 ~	120,000	119,658
1.875% due 12/15/18 ~	350,000	348,686
2.579% due 07/01/20	110,000	108,412
2.962% due 07/01/19 §	45,000	44,911
Duke Energy Corp 3.550% due 09/15/21	65,000	65,307
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	320,000	305,096
Exelon Generation Co LLC 2.950% due 01/15/20	575,000	572,836

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

FirstEnergy Corp 2.850% due 07/15/22	$240,000	$232,738
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	75,000	74,838
2.300% due 04/01/19	200,000	199,186
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	380,000	380,227
San Diego Gas & Electric Co 1.914% due 02/01/22	111,429	108,750
Sempra Energy
1.625% due 10/07/19	265,000	260,076
2.848% (USD LIBOR + 0.500%) due 01/15/21 §	145,000	145,084
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	603,425
The Southern Co 1.850% due 07/01/19	625,000	618,941

		4,188,171

Total Corporate Bonds & Notes (Cost $57,752,997)		57,294,439

MORTGAGE-BACKED SECURITIES - 15.7%

Collateralized Mortgage Obligations - Commercial - 4.5%

BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	127,243
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	76,791	75,185
BX Trust
3.473% (USD LIBOR + 1.400%) due 10/15/32 § ~	385,000	385,412
4.323% (USD LIBOR + 2.250%) due 10/15/32 § ~	125,000	125,389
Citigroup Commercial Mortgage Trust
1.485% due 10/10/47	15,366	15,310
1.637% due 06/10/48	136,664	135,134
1.643% due 09/10/58	34,131	33,680
CLNS Trust
2.846% (USD LIBOR + 0.800%) due 06/11/32 § ~	395,000	394,989
3.046% (USD LIBOR + 1.000%) due 06/11/32 § ~	200,000	199,997
Commercial Mortgage Trust
1.443% due 08/10/49	56,534	55,057
1.604% due 10/10/48	48,942	48,386
1.667% due 07/10/50	107,224	106,673
1.770% due 02/10/49	6,702	6,619
1.965% due 02/10/50	78,170	76,865
2.896% (USD LIBOR + 0.850%) due 02/13/32 § ~	180,000	180,096
3.009% due 08/10/46	151,869	151,870
3.221% due 10/10/48	200,000	200,574
CSAIL Commercial Mortgage Trust 2.025% due 09/15/50	173,085	169,410
Great Wolf Trust
3.073% (USD LIBOR + 0.850%) due 09/15/34 § ~	175,000	175,334
3.543% (USD LIBOR + 1.320%) due 09/15/34 § ~	250,000	250,492
GS Mortgage Securities Trust
1.429% due 10/10/49	46,698	45,646
1.593% due 07/10/48	43,684	43,234
1.950% due 08/10/50	255,424	249,062
Hospitality Mortgage Trust 2.880% (USD LIBOR + 0.850%) due 05/08/30 § ~	140,000	140,132
InTown Hotel Portfolio Trust
2.773% (USD LIBOR + 0.700%) due 01/15/33 § ~	100,000	99,950
3.323% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	99,987

	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	$172,557	$168,642
JPMBB Commercial Mortgage Securities Trust
1.423% due 06/15/49	19,081	18,765
1.445% due 10/15/48	13,103	13,054
1.451% due 09/15/47	10,239	10,202
Morgan Stanley Bank of America Merrill Lynch Trust
1.597% due 05/15/49	15,610	15,357
1.706% due 05/15/48	100,785	99,461
Morgan Stanley Capital I Trust
1.638% due 05/15/48	89,681	88,594
2.923% (USD LIBOR + 0.850%) due 11/15/34 § ~	195,000	194,943
3.073% (USD LIBOR + 1.000%) due 11/15/34 § ~	155,000	154,955
Wells Fargo Commercial Mortgage Trust
1.441% due 10/15/49	35,319	34,734
1.471% due 04/15/50	81,147	80,429
1.531% due 05/15/48	43,163	42,909
1.577% due 01/15/59	40,048	39,472
1.968% due 07/15/50	143,815	140,630
1.975% due 09/15/50	131,563	128,396
WFRBS Commercial Mortgage Trust 1.663% due 10/15/57	38,617	38,407

		4,860,676

Collateralized Mortgage Obligations - Residential - 6.3%

COLT Mortgage Loan Trust
2.415% due 10/25/47 § ~	242,360	241,234
2.568% due 10/25/47 § ~	105,235	104,799
2.614% due 05/27/47 § ~	165,777	165,585
2.773% due 10/25/47 § ~	63,779	63,518
2.930% due 02/25/48 § ~	96,588	96,384
3.074% due 05/27/47 § ~	48,051	47,995
3.084% due 02/25/48 § ~	80,490	80,368
3.470% due 07/27/48 § ~	326,379	327,204
3.542% due 07/27/48 § ~	159,233	159,635
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	264,359	263,387
2.711% due 10/25/47 § ~	69,568	69,289
2.813% due 10/25/47 § ~	69,568	69,205
2.976% due 12/25/57 § ~	182,485	181,854
3.479% due 04/25/58 § ~ ±	242,409	242,406
3.485% due 12/26/46 § ~	49,329	49,423
Fannie Mae Connecticut Avenue Securities
2.771% (USD LIBOR + 0.680%) due 10/25/30 §	202,169	202,148
2.841% (USD LIBOR + 0.750%) due 02/25/30 §	365,917	366,422
2.941% (USD LIBOR + 0.850%) due 11/25/29 §	245,279	246,049
4.191% (USD LIBOR + 2.100%) due 08/25/28 §	15,527	15,557
Fannie Mae REMICS
2.391% (USD LIBOR + 0.300%) due 11/25/47 §	47,794	47,864
2.591% (USD LIBOR + 0.500%) due 11/25/46 §	407,050	411,735
3.000% due 11/25/47	390,685	385,025
4.000% due 06/25/44	39,654	40,531
5.000% due 08/25/19	4,254	4,278
Freddie Mac REMICS 2.000% due 02/15/40	278,713	271,053
Freddie Mac Structured Agency Credit Risk Debt
2.641% (USD LIBOR + 0.550%) due 04/25/30 §	230,819	230,673
2.841% (USD LIBOR + 0.750%) due 03/25/30 §	237,797	238,439
2.891% (USD LIBOR + 0.800%) due 12/25/29 §	229,299	229,762
3.291% (USD LIBOR + 1.200%) due 08/25/29 §	221,846	223,379

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

3.820% due 05/25/48 § ~	$80,000	$80,229
3.985% due 09/25/47 § ~	25,332	25,500
Freddie Mac Whole Loan Securities Trust 3.873% due 05/25/47 § ~	69,078	69,293
Galton Funding Mortgage Trust 3.500% due 11/25/57 § ~	201,675	198,227
GS Mortgage-Backed Securities Trust 2.466% due 07/25/44 § ~	32,992	32,397
Metlife Securitization Trust 3.000% due 04/25/55 § ~	147,893	145,819
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	341,396	338,194
4.000% due 06/25/48 § ~	318,020	321,765
STACR Trust 2.857% (USD LIBOR + 0.800%) due 12/25/30 § ~	360,000	360,083
Verus Securitization Trust 2.929% due 02/25/48 § ~	86,998	86,490

		6,733,198

Fannie Mae - 3.9%

3.000% due 11/01/29-09/01/30	211,990	211,781
3.500% due 06/01/29-04/01/46	991,043	998,971
4.000% due 06/01/33-11/01/44	518,609	530,828
4.500% due 04/01/26-03/01/46	901,628	938,334
5.000% due 07/01/19-11/01/44	759,164	811,894
5.500% due 10/01/35-02/01/42	537,072	580,032
6.000% due 11/01/35-09/01/39	120,118	132,230

		4,204,070

Freddie Mac - 0.0%

5.500% due 01/01/20-12/01/39	31,390	33,852

Government National Mortgage Association - 1.0%

5.000% due 01/20/48-04/20/48	911,095	957,420
6.000% due 07/15/36	127,393	142,929

		1,100,349

Total Mortgage-Backed Securities (Cost $17,149,497)		16,932,145

ASSET-BACKED SECURITIES - 18.2%

Allegro Ltd (Cayman) 3.200% (USD LIBOR + 0.840%) due 07/25/27 § ~	310,000	311,176
Ally Auto Receivables Trust
2.410% due 01/15/21 ~	240,000	239,520
2.460% due 09/15/22	40,000	39,383
2.840% due 09/15/22	85,000	84,796
2.930% due 11/15/23	70,000	68,780
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	165,000	163,825
1.700% due 07/08/20	17,525	17,506
1.810% due 10/08/20	9,493	9,479
2.580% due 09/08/20	166,986	166,929
2.690% due 06/19/23	110,000	108,259
2.710% due 08/18/22	100,000	98,911
2.710% due 09/08/22	315,000	309,735
3.000% due 06/08/21	110,000	109,961
3.340% due 08/08/21	135,000	135,431
3.370% due 11/08/21 ~	225,000	225,627
3.580% due 08/09/21 ~	110,000	110,287
ARI Fleet Lease Trust
1.820% due 07/15/24 ~	15,262	15,242
1.910% due 04/15/26 ~	86,012	85,538
2.550% due 10/15/26 ~	145,000	144,325
Ascentium Equipment Receivables Trust
1.460% due 04/10/19 ~	4,963	4,960
1.870% due 07/10/19 ~	51,710	51,609

	Principal Amount	Value

2.290% due 06/10/21 ~	$95,000	$93,968
2.920% due 12/10/20 ~	80,000	80,009
Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 ~	337,500	337,185
2.500% due 02/20/21 ~	240,000	238,000
2.620% due 09/20/19 ~	67,500	67,474
2.970% due 02/20/20 ~	350,000	350,248
3.660% due 02/20/20 ~	310,000	310,655
Barings CLO Ltd (Cayman) 3.159% (USD LIBOR + 0.800%) due 01/20/28 § ~	385,000	384,803
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	220,729	220,914
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	135,615	135,705
BlueMountain CLO Ltd (Cayman) 3.260% (USD LIBOR + 0.930%) due 07/18/27 § # ~	270,000	270,000
BMW Vehicle Lease Trust
1.430% due 09/20/19	68,527	68,263
2.180% due 06/22/20	185,000	183,627
California Republic Auto Receivables Trust 2.510% due 02/16/21	60,000	59,723
Capital Auto Receivables Asset Trust
1.540% due 08/20/20	37,506	37,363
1.630% due 01/20/21	40,000	39,658
1.730% due 04/20/20	24,509	24,465
2.430% due 05/20/22 ~	40,000	39,295
2.700% due 09/20/22 ~	65,000	63,928
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.359% (USD LIBOR + 1.000%) due 04/20/27 § ~	250,000	250,285
CarMax Auto Owner Trust
1.400% due 08/15/21	205,000	202,202
3.270% due 03/15/22	155,000	154,921
Chrysler Capital Auto Receivables Trust
1.640% due 07/15/21 ~	81,044	80,541
3.440% due 08/16/21 ~	380,000	380,909
CNH Equipment Trust
1.440% due 12/15/21	135,000	133,172
1.930% due 03/15/24	315,000	307,125
2.400% due 02/15/23	265,000	263,343
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	56,720	55,547
2.690% due 03/25/30 ~	97,183	95,285
Enterprise Fleet Financing LLC
1.740% due 09/20/20 ~	112,540	112,462
1.830% due 09/20/21 ~	86,643	86,485
2.040% due 02/22/22 ~	295,000	290,774
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	339,123
Galaxy CLO Ltd (Cayman) 3.120% (USD LIBOR + 0.790%) due 11/15/26 § ~	430,000	429,998
GM Financial Automobile Leasing Trust
1.620% due 09/20/19	68,267	68,071
2.120% due 09/20/21	65,000	64,152
2.260% due 08/20/20	45,000	44,694
2.580% due 03/20/20	455,000	453,558
3.110% due 12/20/21	105,000	104,304
3.370% due 10/20/22	245,000	243,478
3.500% due 04/20/22 ±	80,000	79,998
GM Financial Consumer Automobile Receivables Trust 2.330% due 03/16/23 ~	25,000	24,403
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	97,967
GMF Floorplan Owner Revolving Trust 2.410% due 05/17/21 ~	100,000	99,529

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

GreatAmerica Leasing Receivables Funding LLC
1.720% due 04/22/19 ~	$34,792	$34,744
1.730% due 06/20/19 ~	41,151	41,077
2.060% due 06/22/20 ~	100,000	99,399
2.600% due 06/15/21 ~	95,000	94,266
Hardee’s Funding LLC 4.250% due 06/20/48 ~	110,000	110,428
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	82,668	81,302
2.660% due 12/26/28 ~	70,257	69,044
2.960% due 12/26/28 § ~	70,257	68,745
Hyundai Auto Lease Securitization Trust
1.600% due 07/15/19 ~	7,502	7,499
1.650% due 07/15/20 ~	100,000	99,350
Hyundai Auto Receivables Trust 2.380% due 04/17/23	395,000	387,554
KKR Ltd (Cayman)
3.148% (USD LIBOR + 0.800%) due 01/16/28 § ~	390,000	388,729
3.398% (USD LIBOR + 1.050%) due 07/15/27 § ~	405,000	405,370
Madison Park Funding XIV Ltd (Cayman) 3.479% (USD LIBOR + 1.120%) due 07/20/26 § ~	295,000	295,371
Magnetite XVI Ltd (Cayman) 3.155% (USD LIBOR + 0.800%) due 01/18/28 § ~	515,000	515,006
Mill City Mortgage Loan Trust
2.500% due 04/25/57 § ~	61,448	60,510
2.750% due 07/25/59 § ~	147,728	145,907
MMAF Equipment Finance LLC
2.040% due 02/16/22 ~	100,000	98,421
3.200% due 09/12/22 ~	210,000	210,420
MVW Owner Trust
2.150% due 04/22/30 ~	23,655	23,218
2.420% due 12/20/34 ~	86,073	83,982
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	258,181	256,219
Neuberger Berman Ltd (Cayman) 3.198% (USD LIBOR + 0.850%) due 01/15/28 § ~	250,000	249,806
Nissan Auto Lease Trust 1.610% due 01/18/22	160,000	159,042
Nissan Master Owner Trust Receivables 1.540% due 06/15/21	75,000	74,145
OCP CLO Ltd (Cayman) 3.182% (USD LIBOR + 0.820%) due 10/26/27 § ~	360,000	359,718
OZLM VIII Ltd (Cayman) 3.483% (USD LIBOR + 1.130%) due 10/17/26 § ~	330,000	330,178
Santander Drive Auto Receivables Trust
2.100% due 06/15/21	25,000	24,862
2.460% due 03/15/22	126,000	125,237
2.470% due 12/15/20	35,139	35,135
2.580% due 05/16/22	30,000	29,798
2.960% due 03/15/24	65,000	64,401
3.490% due 05/17/21	155,000	156,098
3.530% due 08/16/21	105,000	105,669
3.650% due 12/15/21	120,000	120,779
4.020% due 04/15/22	105,000	106,371
Santander Retail Auto Lease Trust 2.960% due 11/21/22 ~	85,000	83,842
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	223,834	222,156
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 § ~	35,174	35,019
2.300% due 10/20/31 ~	54,728	54,385
2.330% due 07/20/33 ~	32,526	32,117
2.400% due 03/22/32 ~	46,746	46,388

	Principal Amount	Value

2.430% due 10/20/33 ~	$86,436	$85,295
2.580% due 09/20/32 ~	280,271	279,140
3.080% due 03/21/33 ~	250,914	250,923
SLM Student Loan Trust
2.360% (USD LIBOR + 0.400%) due 03/25/25 §	138,519	136,643
3.860% (USD LIBOR + 1.500%) due 04/25/23 §	44,921	45,819
4.010% (USD LIBOR + 1.650%) due 07/25/22 §	72,459	74,013
4.060% (USD LIBOR + 1.700%) due 07/25/23 §	71,225	73,150
SMART Trust (Australia) 1.660% due 08/14/19	20,088	20,079
SMB Private Education Loan Trust
3.050% due 05/15/26 ~	116,918	116,718
3.073% (USD LIBOR + 1.000%) due 06/15/27 § ~	109,554	110,500
3.223% (USD LIBOR + 1.150%) due 05/15/26 § ~	248,451	250,843
Synchrony Credit Card Master Note Trust 2.620% due 09/15/23	85,000	83,649
Taco Bell Funding LLC 3.832% due 05/25/46 ~	167,450	167,963
Towd Point Mortgage Trust
2.250% due 07/25/56 § ~	65,969	64,530
2.750% due 02/25/55 § ~	46,553	46,116
2.750% due 04/25/55 § ~	81,507	80,813
2.750% due 05/25/55 § ~	73,661	72,832
2.750% due 08/25/55 § ~	59,689	58,775
2.750% due 10/25/56 § ~	73,098	71,849
2.750% due 04/25/57 § ~	156,890	154,514
3.000% due 01/25/58 § ~	108,002	106,685
3.250% due 03/25/58 § ~	431,100	427,773
3.750% due 05/25/58 § ~	135,000	135,359
USAA Auto Owner Trust 1.960% due 11/15/22	165,000	164,805
Verizon Owner Trust
2.360% due 05/20/21 ~	125,000	122,937
2.530% due 04/20/22 ~	120,000	117,743
2.650% due 09/20/21 ~	100,000	98,756
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	32,554	32,448
Wheels SPV LLC 1.590% due 05/20/25 ~	77,537	77,216
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	55,000	54,539

Total Asset-Backed Securities (Cost $19,705,728)		19,543,020

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae 1.500% due 07/30/20	775,000	758,348
Federal Home Loan Banks 2.625% due 05/28/20	830,000	830,408

Total U.S. Government Agency Issues (Cost $1,603,074)		1,588,756

U.S. TREASURY OBLIGATIONS - 8.2%

U.S. Treasury Notes - 8.2%

2.250% due 02/29/20	5,035,000	5,014,644
2.250% due 03/31/20	1,150,000	1,144,879
2.375% due 04/30/20	2,665,000	2,658,233

		8,817,756

Total U.S. Treasury Obligations (Cost $8,839,191)		8,817,756

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	$150,000	$149,100

Total Municipal Bonds (Cost $150,000)		149,100

SHORT-TERM INVESTMENTS - 2.5%

Commercial Paper - 1.6%

Ford Motor Credit Co LLC 2.804% due 02/19/19	405,000	397,883
Humana Inc 2.611% due 08/14/18	405,000	403,715
Sherwin-Williams Co 2.156% due 08/15/18	405,000	403,913
Syngenta Wilmington Inc 2.555% due 08/15/18	500,000	498,412

		1,703,923

Shares		Value

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	968,680	$968,680

Total Short-Term Investments (Cost $2,671,734)		2,672,603

TOTAL INVESTMENTS - 99.4% (Cost $107,872,221)		106,997,819

DERIVATIVES - 0.0%
(See Notes (b) and (c) in Notes to Schedule of Investments)		21,223

OTHER ASSETS & LIABILITIES, NET - 0.6%		578,173

NET ASSETS - 100.0%		$107,597,215

Notes to Schedule of Investments

(a)	As of June 30, 2018, $67,300 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/18	105	$22,229,400	$22,241,954	$12,554
U.S. Treasury 5-Year Notes	09/18	28	3,168,633	3,181,281	12,648
U.S. Treasury Ultra 10-Year Notes	09/18	2	256,753	256,469	(284)

					24,918

Short Futures Outstanding
U.S. Treasury 10-Year Notes	09/18	15	1,793,065	1,802,813	(9,748)

Total Futures Contracts					$15,170

(c)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,830	EUR	29,000	08/18	BRC	$820	$—
USD	108,544	EUR	90,245	08/18	CIT	2,707	—
USD	34,860	EUR	29,000	08/18	JPM	850	—
USD	34,853	EUR	29,000	08/18	MER	843	—
USD	34,843	EUR	29,000	08/18	MSC	833	—

Total Forward Foreign Currency Contracts						$6,053	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$57,294,439	$—	$57,294,439	$—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	4,860,676	—	4,860,676	—
	Collateralized Mortgage Obligations - Residential	6,733,198	—	6,490,792	242,406
	Fannie Mae	4,204,070	—	4,204,070	—
	Freddie Mac	33,852	—	33,852	—
	Government National Mortgage Association	1,100,349	—	1,100,349	—

	Total Mortgage-Backed Securities	16,932,145	—	16,689,739	242,406

	Asset-Backed Securities	19,543,020	—	19,463,022	79,998
	U.S. Government Agency Issues	1,588,756	—	1,588,756	—
	U.S. Treasury Obligations	8,817,756	—	8,817,756	—
	Municipal Bonds	149,100	—	149,100	—
	Short-Term Investments	2,672,603	968,680	1,703,923	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,053	—	6,053	—
	Interest Rate Contracts
	Futures	25,202	25,202	—	—

	Total Assets - Derivatives	31,255	25,202	6,053

	Total Assets	107,029,074	993,882	105,712,788	322,404

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(10,032)	(10,032)	—	—

	Total Liabilities	(10,032)	(10,032)	—	—

	Total	$107,019,042	$983,850	$105,712,788	$322,404

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 21.0%

Argentina - 0.4%

Rio Energy SA 6.875% due 02/01/25 ~	$150,000	$125,250
YPF SA 6.950% due 07/21/27 ~	80,000	69,000
7.000% due 12/15/47 ~	30,000	22,800
8.500% due 07/28/25 ~	90,000	86,035

		303,085

Azerbaijan - 0.8%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	420,000	453,785
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	270,000	289,382

		743,167

Brazil - 1.5%

Banco do Brasil SA 4.625% due 01/15/25 ~	200,000	184,452
Gol Finance Inc 7.000% due 01/31/25 ~	100,000	80,770
Petrobras Global Finance BV
6.850% due 06/05/15	215,000	181,460
6.875% due 01/20/40	175,000	158,944
8.750% due 05/23/26	215,000	233,167
QGOG Atlantic 5.250% due 07/30/19 ~	32,920	31,850
Rumo Luxembourg Sarl 5.875% due 01/18/25 ~	200,000	183,377
Vale Overseas Ltd
6.875% due 11/21/36	130,000	146,601
6.875% due 11/10/39	125,000	142,187

		1,342,808

Chile - 1.4%

Corp Nacional del Cobre de Chile
4.500% due 08/01/47 ~	200,000	195,062
4.875% due 11/04/44 ~	200,000	206,777
5.625% due 10/18/43 ~	200,000	226,331
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	200,000	188,491
4.500% due 09/14/47 ~	200,000	179,800
VTR Finance BV 6.875% due 01/15/24 ~	200,000	201,690

		1,198,151

China - 1.6%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	200,000	195,999
China Evergrande Group 7.500% due 06/28/23 ~	200,000	179,220
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	200,000	198,972
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	100,000	101,781
6.300% due 11/12/40 ~	100,000	123,849
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	209,638
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	200,000	187,968
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	200,000	195,000

		1,392,427

Colombia - 0.3%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	113,202
Millicom International Cellular SA 5.125% due 01/15/28 ~	$200,000	184,500

		297,702

	Principal Amount	Value

Costa Rica - 0.2%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	$200,000	$204,050

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	210,920

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	103,133

Indonesia - 1.0%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	400,000	398,963
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	430,000	449,892

		848,855

Israel - 0.4%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	180,000	155,598
6.750% due 03/01/28	200,000	204,128

		359,726

Jamaica - 0.4%

Digicel Group Ltd 8.250% due 09/30/20 ~	200,000	151,750
Digicel Ltd 6.000% due 04/15/21 ~	200,000	182,000

		333,750

Kazakhstan - 1.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	216,010
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	325,678
Kazkommertsbank JSC 5.500% due 12/21/22 ~	90,427	90,315
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	218,000	219,230
9.125% due 07/02/18 ~	100,000	100,000

		951,233

Luxembourg - 0.2%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	193,940

Malaysia - 0.3%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	259,055

Mexico - 2.1%

BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	178,250
Cemex SAB de CV 7.750% due 04/16/26 ~	200,000	217,180
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	201,750
5.750% due 02/14/42 ~	200,000	196,502
8.180% due 12/23/27 ~	MXN 950,000	44,964
Petroleos Mexicanos
5.500% due 06/27/44	$45,000	38,070
5.625% due 01/23/46	190,000	160,835

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

6.000% due 03/05/20	$50,000	$51,687
6.500% due 06/02/41	115,000	108,433
6.750% due 09/21/47	284,000	270,652
6.875% due 08/04/26	192,000	202,272
7.190% due 09/12/24 ~	MXN 3,170,000	140,485

		1,811,080

Morocco - 0.2%

OCP SA 6.875% due 04/25/44 ~	$200,000	210,813

Netherlands - 0.2%

VEON Holdings BV 4.950% due 06/16/24 ~	200,000	189,600

Oman - 0.2%

Oztel Holdings SPC Ltd 6.625% due 04/24/28 ~	200,000	190,542

Pakistan - 0.8%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	343,941
The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	200,000	186,417
5.625% due 12/05/22 ~	200,000	181,215

		711,573

Peru - 0.8%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 358,000	109,695
Nexa Resources SA 5.375% due 05/04/27 ~	$200,000	194,500
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	200,000	198,424
Petroleos del Peru SA 5.625% due 06/19/47 ~	200,000	195,000

		697,619

Philippines - 0.6%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	210,234
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	230,000	271,981

		482,215

Russia - 1.5%

Credit Bank of Moscow 5.875% due 11/07/21 ~	200,000	196,320
Gazprom Neft OAO 4.375% due 09/19/22 ~	200,000	195,850
Gazprom OAO
8.625% due 04/28/34 ~	25,000	30,995
9.250% due 04/23/19 ~	60,000	62,648
Sberbank of Russia
5.125% due 10/29/22 ~	200,000	199,050
5.250% due 05/23/23 ~	200,000	199,056
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	232,496
Vnesheconombank 5.942% due 11/21/23 ~	220,000	226,793

		1,343,208

Singapore - 0.2%

Puma International Financing SA 5.125% due 10/06/24 ~	200,000	179,698

	Principal Amount	Value

South Africa - 1.1%

Barclays Africa Group Ltd 6.250% due 04/25/28 ~	$200,000	$194,200
Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	356,000	344,471
6.750% due 08/06/23 ~	200,000	191,524
7.125% due 02/11/25 ~	200,000	191,548

		921,743

Ukraine - 0.2%

Ukreximbank 9.750% due 01/22/25 ~	200,000	200,899

United Kingdom - 0.3%

Standard Chartered Bank 7.590% due 01/13/26 ~	INR 20,000,000	283,135

Venezuela - 2.9%

Petroleos de Venezuela SA
5.375% due 04/12/27 Y ~	$113,000	26,555
8.500% due 10/27/20 Y ~	2,730,750	2,368,926
9.000% due 11/17/21 Y ~	239,354	58,642
9.750% due 05/17/35 Y ~	306,278	73,752
12.750% due 02/17/22 Y ~	117,000	30,654

		2,558,529

Total Corporate Bonds & Notes (Cost $19,041,380)		18,522,656

SENIOR LOAN NOTES - 0.7%

United Arab Emirates - 0.7%

Dubai World Corp Term B1 2.000% Cash or 1.750% PIK due 09/30/22	657,240	622,187

Total Senior Loan Notes (Cost $598,524)		622,187

FOREIGN GOVERNMENT BONDS & NOTES - 66.0%

Angola - 0.6%

Angolan Government
8.250% due 05/09/28 ~	279,000	279,956
9.500% due 11/12/25 ~	200,000	218,805

		498,761

Argentina - 2.4%

Argentina Bonar
34.791% (ARS Deposit + 2.500%) due 03/11/19 §	ARS 486,000	16,319
35.015% (ARS Deposit + 2.000%) due 04/03/22 §	4,051,523	127,798
35.180% (ARS Deposit + 3.250%) due 03/01/20 §	470,000	15,566
Argentina POM Politica Monetaria 40.000% (ARS Reference + 0.000%) due 06/21/20 §	7,429,157	263,766
Argentine Republic Government
2.500% due 12/31/38 § ^	$462,217	263,810
5.875% due 01/11/28	238,000	194,119
6.875% due 04/22/21	210,000	207,637
6.875% due 01/11/48	439,000	332,766
7.500% due 04/22/26	402,000	372,352
8.280% due 12/31/33	84,120	75,918
8.280% due 12/31/33 ^	126,180	118,609

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Provincia de Buenos Aires 30.656% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 3,263,000	$95,888

		2,084,548

Belarus - 1.2%

Republic of Belarus 6.200% due 02/28/30 ~	$200,000	189,672
6.875% due 02/28/23 ~	460,000	477,215
7.625% due 06/29/27 ~	400,000	419,046

		1,085,933

Brazil - 8.1%

Banco Nacional de Desenvolvimento Economico e Social 4.750% due 05/09/24 ~	200,000	188,194
6.500% due 06/10/19 ~	170,000	175,253
Brazil Letras do Tesouro Nacional
8.221% due 01/01/20	BRL 5,513,000	1,262,783
9.670% due 07/01/21	12,325,000	2,409,642
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/22 ^	$763,000	625,823
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/23	BRL 546,000	138,042
10.000% due 01/01/25	2,797,000	682,355
10.000% due 01/01/27	2,695,000	640,070
Brazilian Government
2.625% due 01/05/23	$200,000	182,300
4.250% due 01/07/25	175,000	165,594
4.625% due 01/13/28	200,000	180,850
5.000% due 01/27/45	141,000	111,955
5.625% due 02/21/47	200,000	170,300
7.125% due 01/20/37	110,000	116,325
8.250% due 01/20/34	70,000	80,309

		7,129,795

Chile - 3.0%

Bonos de la Tesoreria de la Republica en pesos 4.500% due 03/01/21	CLP 1,410,000,000	2,204,160
5.000% due 03/01/35	315,000,000	479,642

		2,683,802

Colombia - 1.6%

Colombia Government
3.875% due 04/25/27	$200,000	193,650
4.000% due 02/26/24	200,000	200,050
5.000% due 06/15/45	262,000	258,398
5.625% due 02/26/44	200,000	213,000
6.125% due 01/18/41	183,000	205,418
7.375% due 09/18/37	110,000	137,500
8.125% due 05/21/24	155,000	186,581

		1,394,597

Costa Rica - 0.2%

Costa Rica Government
4.375% due 04/30/25 ~	90,000	83,570
5.625% due 04/30/43 ~	90,000	76,408

		159,978

Croatia - 0.9%

Croatia Government
6.000% due 01/26/24 ~	310,000	333,768
6.375% due 03/24/21 ~	200,000	212,257
6.625% due 07/14/20 ~	260,000	273,840

		819,865

Dominican Republic - 1.8%

Dominican Republic
5.500% due 01/27/25 ~	290,000	288,498
5.875% due 04/18/24 ~	220,000	225,933
6.600% due 01/28/24 ~	100,000	105,344

	Principal Amount	Value

6.850% due 01/27/45 ~	$270,000	$268,226
6.875% due 01/29/26 ~	290,000	307,937
7.450% due 04/30/44 ~	130,000	135,525
7.500% due 05/06/21 ~	270,000	283,703

		1,615,166

Ecuador - 7.2%

Ecuador Government
7.875% due 01/23/28 ~	770,000	647,917
7.950% due 06/20/24 ~	568,000	503,504
8.750% due 06/02/23 ~	458,000	430,726
8.875% due 10/23/27 ~	490,000	434,851
9.625% due 06/02/27 ~	450,000	419,603
9.650% due 12/13/26 ~	852,000	801,263
10.500% due 03/24/20 ~	1,559,000	1,602,496
10.750% due 03/28/22 ~	1,494,000	1,539,492

		6,379,852

Egypt - 1.5%

Egypt Government
6.125% due 01/31/22 ~	200,000	197,189
6.588% due 02/21/28 ~	200,000	184,361
6.875% due 04/30/40 ~	100,000	85,614
7.500% due 01/31/27 ~	450,000	443,455
7.903% due 02/21/48 ~	200,000	182,664
8.500% due 01/31/47 ~	200,000	194,397

		1,287,680

El Salvador - 0.9%

El Salvador Government
5.875% due 01/30/25 ~	102,000	95,869
6.375% due 01/18/27 ~	103,000	96,434
7.375% due 12/01/19 ~	100,000	102,626
7.625% due 02/01/41 ~	300,000	292,209
7.650% due 06/15/35 ~	55,000	54,047
8.250% due 04/10/32 ~	37,000	38,278
8.625% due 02/28/29 ~	115,000	123,338

		802,801

Ethiopia - 0.6%

Ethiopia International 6.625% due 12/11/24 ~	510,000	500,568

Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	400,000	359,424

Ghana - 0.4%

Ghana Government
7.625% due 05/16/29 ~	200,000	195,688
8.627% due 06/16/49 ~	200,000	195,226

		390,914

Hungary - 1.3%

Hungary Government
5.375% due 02/21/23	378,000	400,805
5.375% due 03/25/24	174,000	185,151
5.500% due 06/24/25	HUF 30,270,000	124,395
5.750% due 11/22/23	$346,000	373,009
7.625% due 03/29/41	40,000	54,799

		1,138,159

India - 0.8%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	198,462
India Government
7.350% due 06/22/24	INR 10,000,000	140,991
7.720% due 05/25/25	24,000,000	342,547

		682,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Indonesia - 4.1%

Indonesia Government
5.125% due 01/15/45 ~	$200,000	$197,023
5.250% due 01/17/42 ~	200,000	201,456
5.250% due 01/08/47 ~	200,000	200,638
5.950% due 01/08/46 ~	200,000	219,790
6.625% due 02/17/37 ~	100,000	115,097
7.750% due 01/17/38 ~	100,000	128,818
8.500% due 10/12/35 ~	100,000	134,711
Indonesia Treasury
6.125% due 05/15/28	IDR 5,180,000,000	322,620
6.625% due 05/15/33	2,036,000,000	123,964
7.000% due 05/15/22	303,000,000	20,764
7.500% due 08/15/32	725,000,000	47,684
7.500% due 05/15/38	1,460,000,000	95,516
8.250% due 07/15/21	3,687,000,000	262,503
8.250% due 05/15/36	958,000,000	66,351
8.375% due 03/15/24	6,909,000,000	494,912
8.375% due 09/15/26	10,029,000,000	715,607
8.750% due 05/15/31	833,000,000	60,891
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	199,250

		3,607,595

Ivory Coast - 0.9%

Ivory Coast Government
5.750% due 12/31/32 § ~	668,115	621,151
6.375% due 03/03/28 ~	200,000	189,080

		810,231

Jamaica - 0.3%

Jamaica Government 7.875% due 07/28/45	200,000	222,000

Kazakhstan - 0.7%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	192,964
Kazakhstan Government
4.875% due 10/14/44 ~	200,000	193,962
6.500% due 07/21/45 ~	230,000	271,617

		658,543

Kenya - 0.4%

Kenya Government
6.875% due 06/24/24 ~	200,000	197,984
8.250% due 02/28/48 ~	200,000	187,868

		385,852

Lebanon - 1.6%

Lebanon Government
5.150% due 11/12/18 ~	30,000	29,962
5.450% due 11/28/19 ~	163,000	156,888
6.000% due 01/27/23 ~	60,000	50,728
6.100% due 10/04/22 ~	559,000	482,177
6.375% due 03/09/20	165,000	158,591
6.600% due 11/27/26 ~	99,000	78,206
6.750% due 11/29/27 ~	58,000	45,056
8.250% due 04/12/21 ~	395,000	378,317

		1,379,925

Malaysia - 1.6%

Malaysia Government
3.418% due 08/15/22	MYR 287,000	69,912
3.480% due 03/15/23	27,000	6,550
3.654% due 10/31/19	113,000	28,021
3.659% due 10/15/20	3,693,000	915,864
3.759% due 03/15/19	113,000	28,048
3.844% due 04/15/33	174,000	38,964
3.882% due 03/10/22	130,000	32,256

	Principal Amount	Value

3.900% due 11/30/26	MYR 21,000	$5,038
3.955% due 09/15/25	9,000	2,187
4.181% due 07/15/24	217,000	53,870
4.232% due 06/30/31	562,000	133,461
4.254% due 05/31/35	8,000	1,829
4.392% due 04/15/26	22,000	5,479
4.498% due 04/15/30	194,000	47,545
4.642% due 11/07/33	78,000	19,292

		1,388,316

Mexico - 3.2%

Mexican Bonos
5.750% due 03/05/26	MXN 7,230,000	325,422
6.500% due 06/10/21	23,730,000	1,157,928
6.500% due 06/09/22	10,750,000	519,750
8.000% due 12/07/23	5,470,000	279,589
Mexico Government
4.600% due 01/23/46	$200,000	184,500
4.750% due 03/08/44	68,000	63,538
5.550% due 01/21/45	94,000	98,583
5.750% due 10/12/10	112,000	110,544
6.050% due 01/11/40	60,000	66,300

		2,806,154

Morocco - 0.6%

Morocco Government
4.250% due 12/11/22 ~	320,000	320,189
5.500% due 12/11/42 ~	200,000	203,500

		523,689

Nigeria - 0.4%

Nigeria Government
6.500% due 11/28/27 ~	200,000	186,573
7.625% due 11/28/47 ~	200,000	182,829

		369,402

Oman - 0.4%

Oman Government
6.500% due 03/08/47 ~	200,000	179,781
6.750% due 01/17/48 ~	200,000	181,740

		361,521

Pakistan - 0.9%

Pakistan Government
6.875% due 12/05/27 ~	200,000	174,263
7.250% due 04/15/19 ~	230,000	227,885
8.250% due 04/15/24 ~	200,000	191,724
8.250% due 09/30/25 ~	200,000	191,730

		785,602

Panama - 0.8%

Panama Government
4.300% due 04/29/53	200,000	187,000
6.700% due 01/26/36	130,000	159,900
7.125% due 01/29/26	100,000	120,136
8.875% due 09/30/27	70,000	94,325
9.375% due 04/01/29	70,000	98,350

		659,711

Paraguay - 0.2%

Paraguay Government 4.625% due 01/25/23 ~	200,000	203,000

Peru - 1.3%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	77,433
Peruvian Government
5.625% due 11/18/50	$317,000	368,909
7.350% due 07/21/25	278,000	339,438
8.750% due 11/21/33	260,000	382,200

		1,167,980

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Philippines - 0.8%

Philippine Government
6.375% due 10/23/34	$130,000	$158,815
7.750% due 01/14/31	170,000	224,053
9.500% due 02/02/30	200,000	292,248
10.625% due 03/16/25	46,000	64,117

		739,233

Qatar - 0.2%

Qatar Government 5.103% due 04/23/48 ~	200,000	199,846

Romania - 0.6%

Romanian Government
4.375% due 08/22/23 ~	394,000	397,949
5.800% due 07/26/27	RON 350,000	91,421
6.125% due 01/22/44 ~	$38,000	42,772

		532,142

Russia - 2.1%

Russia Federal
7.400% due 12/07/22	RUB 2,717,000	43,474
7.500% due 08/18/21	42,754,000	688,751
7.700% due 03/23/33	2,460,000	39,345
7.750% due 09/16/26	22,568,000	364,434
8.500% due 09/17/31	21,848,000	372,595
Russia Foreign
4.375% due 03/21/29 ~	$200,000	193,662
5.250% due 06/23/47 ~	200,000	193,175

		1,895,436

Senegal - 0.4%

Senegal Government
6.250% due 05/23/33 ~	200,000	177,850
6.750% due 03/13/48 ~	200,000	171,753

		349,603

Serbia - 0.2%

Serbia Government 4.875% due 02/25/20 ~	200,000	203,404

South Africa - 4.0%

Republic of South Africa Government
4.300% due 10/12/28	424,000	378,677
4.875% due 04/14/26	200,000	192,808
5.000% due 10/12/46	200,000	166,688
5.650% due 09/27/47	230,000	207,805
6.500% due 02/28/41	ZAR 6,347,000	330,180
7.000% due 02/28/31	9,900,000	600,002
8.000% due 01/31/30	3,325,000	221,465
8.250% due 03/31/32	4,240,000	282,042
8.500% due 01/31/37	272,000	18,003
8.750% due 01/31/44	4,839,000	322,767
8.750% due 02/28/48	6,199,000	411,369
9.000% due 01/31/40	2,272,760	155,966
10.500% due 12/21/26	2,484,000	198,519

		3,486,291

Sri Lanka - 0.2%

Sri Lanka Government 6.825% due 07/18/26 ~	$200,000	192,031

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	200,000	193,000

	Principal Amount	Value

Thailand - 0.7%

Thailand Government
2.000% due 12/17/22	THB 2,961,000	$89,209
2.125% due 12/17/26	4,878,000	142,156
3.400% due 06/17/36	3,679,000	113,450
3.775% due 06/25/32	5,927,000	192,654
4.875% due 06/22/29	1,138,000	41,077

		578,546

Turkey - 2.0%

Turkey Government
3.000% due 02/23/22 ^ ~	TRY 305,157	66,095
4.875% due 04/16/43	$200,000	149,470
5.750% due 03/22/24	200,000	193,218
5.750% due 05/11/47	200,000	161,908
6.125% due 10/24/28	200,000	187,810
6.250% due 09/26/22	200,000	200,999
6.750% due 05/30/40	110,000	100,913
7.000% due 03/11/19	100,000	101,439
7.000% due 06/05/20	42,000	43,070
7.375% due 02/05/25	130,000	134,739
7.500% due 11/07/19	100,000	102,800
8.000% due 03/12/25	TRY 90,000	13,185
10.700% due 08/17/22	920,000	163,819
11.000% due 02/24/27	903,000	150,177

		1,769,642

Ukraine - 1.1%

Ukraine Government
7.375% due 09/25/32 ~	$400,000	344,020
7.750% due 09/01/22 ~	114,000	111,865
7.750% due 09/01/23 ~	114,000	110,100
7.750% due 09/01/24 ~	100,000	95,110
7.750% due 09/01/25 ~	200,000	188,189
7.750% due 09/01/26 ~	100,000	93,015

		942,299

Uruguay - 1.0%

Uruguay Government
4.125% due 11/20/45	108,548	97,693
4.975% due 04/20/55	288,082	280,160
5.100% due 06/18/50	90,000	88,808
7.625% due 03/21/36	122,000	158,265
7.875% due 01/15/33	163,000	213,261

		838,187

Venezuela - 1.3%

Venezuela Government
7.650% due 04/21/25 * Y ~	80,000	21,896
7.750% due 10/13/19 Y ~	171,000	47,316
8.250% due 10/13/24 Y ~	472,000	130,602
9.000% due 05/07/23 * Y ~	189,000	51,975
9.250% due 09/15/27 Y	252,000	72,248
9.250% due 05/07/28 * Y ~	315,000	86,846
11.750% due 10/21/26 Y ~	918,700	264,080
11.950% due 08/05/31 Y ~	1,525,900	440,527
12.750% due 08/23/22 Y ~	211,000	59,861

		1,175,351

Vietnam - 0.4%

Vietnam Government
4.800% due 11/19/24 ~	200,000	199,029
6.750% due 01/29/20 ~	180,000	186,667

		385,696

Zambia - 0.5%

Zambia Government
8.500% due 04/14/24 ~	200,000	178,854
8.970% due 07/30/27 ~	307,000	272,150

		451,004

Total Foreign Government Bonds & Notes (Cost $62,816,016)		58,275,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 10.0%

Money Market Fund - 10.0%

BlackRock Liquidity Funds T-Fund Portfolio	8,881,482	$8,881,482

Total Short-Term Investment (Cost $8,881,482)		8,881,482

TOTAL INVESTMENTS - 97.7% (Cost $91,337,402)		86,301,400

DERIVATIVES - (0.3%)
(See Notes (c) and (d) in Notes to Schedule of Investments)		(278,648)

OTHER ASSETS & LIABILITIES, NET - 2.6%		2,317,932

NET ASSETS - 100.0%		$88,340,684

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $3,733,880 or 4.2% of the Fund’s net assets were in default as of June 30, 2018.

(b)	As of June 30, 2018, $759,971 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	2,957,900	USD	110,000	07/18	BNP	$—	($11,278)
BRL	2,548,322	USD	682,172	07/18	GSC	—	(24,990)
BRL	12,449,398	USD	3,302,228	07/18	MSC	—	(91,675)
BRL	1,343,242	USD	355,000	08/18	DUB	—	(9,828)
CLP	66,137,005	USD	104,500	07/18	CIT	—	(3,270)
CLP	494,106,475	USD	785,000	07/18	CSF	—	(28,713)
CNY	5,246,404	USD	830,228	07/18	BNP	—	(40,273)
CNY	8,799,359	USD	1,392,273	07/18	HSB	—	(67,349)
CNY	1,698,539	USD	264,900	07/18	SCB	—	(9,150)
COP	644,508,571	USD	225,100	07/18	CIT	—	(5,525)
COP	5,030,153,125	USD	1,848,274	07/18	CSF	—	(134,575)
CZK	35,260,728	USD	1,690,330	07/18	BNP	—	(101,854)
CZK	6,326,270	USD	305,789	08/18	BRC	—	(20,369)
CZK	11,716,435	USD	573,747	08/18	DUB	—	(45,141)
EGP	988,500	USD	50,000	07/18	MER	5,014	—
HUF	47,331,336	USD	174,600	07/18	CIT	—	(6,415)
HUF	315,032,192	USD	1,121,810	07/18	MER	—	(2,387)
IDR	2,775,003,000	USD	198,846	07/18	BNP	—	(5,600)
IDR	6,289,792,800	USD	440,400	07/18	DUB	—	(2,392)
IDR	2,944,139,104	USD	209,487	07/18	HSB	—	(4,463)
ILS	151,811	USD	42,500	07/18	BNP	—	(906)
ILS	1,042,507	USD	296,116	07/18	MER	—	(10,480)
INR	6,237,499	USD	91,948	07/18	BNP	—	(1,246)
INR	11,848,210	USD	172,300	07/18	HSB	—	(12)
INR	60,710,944	USD	885,903	07/18	MER	—	(3,088)
INR	13,593,980	USD	200,200	07/18	MSC	—	(2,526)
KRW	1,909,568,933	USD	1,734,852	09/18	BNP	—	(15,059)
MXN	10,798,923	USD	550,884	07/18	BNP	—	(9,938)
MXN	13,022,688	USD	627,500	07/18	CIT	24,840	—
MXN	4,867,680	USD	240,000	07/18	DUB	3,835	—
MXN	4,421,743	USD	220,000	07/18	GSC	1,496	—
MXN	15,286,703	USD	817,196	07/18	HSB	—	(51,445)
MXN	27,227,385	USD	1,434,030	07/18	MER	—	(70,141)
MYR	1,447,718	USD	363,346	07/18	DUB	—	(5,021)
PEN	1,868,567	USD	579,634	07/18	BNP	—	(11,380)
PEN	313,305	USD	95,900	07/18	BRC	—	(620)
PHP	19,378,590	USD	361,143	07/18	HSB	1,078	—
PLN	225,854	USD	61,310	07/18	BNP	—	(986)
PLN	4,382,630	USD	1,269,686	07/18	BRC	—	(99,115)
PLN	1,382,437	USD	381,500	07/18	HSB	—	(12,260)
PLN	5,635,723	USD	1,619,914	07/18	MER	—	(114,650)
PLN	219,121	USD	64,158	08/18	BNP	—	(5,600)
PLN	529,382	USD	147,709	08/18	HSB	—	(6,238)
PLN	572,644	USD	156,390	09/18	BNP	—	(3,284)
PLN	550,188	USD	150,232	09/18	MER	—	(3,130)
RON	1,272,389	USD	330,582	07/18	BNP	—	(12,453)
RON	1,494,194	USD	377,017	09/18	BNP	—	(4,266)
RUB	72,533,931	USD	1,168,278	07/18	BNP	—	(17,394)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
RUB	16,308,790	USD	260,790	07/18	DUB	$—	($2,021)
RUB	52,457,072	USD	831,934	08/18	BRC	—	(2,334)
RUB	16,361,782	USD	260,790	08/18	DUB	—	(2,031)
SGD	1,368,081	USD	1,045,877	07/18	BRC	—	(41,152)
SGD	1,172,488	USD	892,538	07/18	HSB	—	(31,456)
THB	27,372,499	USD	856,356	07/18	BNP	—	(29,463)
THB	10,590,970	USD	330,300	07/18	CIT	—	(10,359)
THB	13,723,157	USD	419,254	09/18	BNP	—	(3,876)
TRY	4,970,425	USD	1,185,065	07/18	BNP	—	(118,015)
TRY	1,328,294	USD	281,500	07/18	BRC	3,658	—
TRY	2,115,424	USD	465,000	07/18	GSC	—	(10,861)
TRY	80,500	USD	16,435	08/18	DUB	612	—
TWD	34,126,577	USD	1,154,212	07/18	HSB	—	(31,686)
TWD	4,862,110	USD	163,600	07/18	MSC	—	(3,671)
USD	268,752	ARS	7,364,176	07/18	HSB	22,966	—
USD	1,230,910	BRL	4,323,939	04/18	SCB	143,876	—
USD	260,000	BRL	951,855	07/18	BNP	14,528	—
USD	804,347	BRL	2,976,246	07/18	CIT	36,809	—
USD	220,000	BRL	818,510	07/18	DUB	8,916	—
USD	2,488,538	BRL	9,434,733	07/18	GSC	55,432	—
USD	220,000	BRL	816,376	07/18	MSC	9,466	—
USD	3,292,925	BRL	12,449,398	08/18	MSC	93,813	—
USD	886,228	CLP	532,667,070	03/18	BNP	71,150	—
USD	1,268,151	CLP	764,251,125	03/18	MSC	98,707	—
USD	426,670	CLP	271,170,000	07/18	BNP	11,613	—
USD	137,000	CLP	86,226,450	07/18	HSB	5,021	—
USD	85,000	CLP	54,009,000	07/18	MSC	2,333	—
USD	341,170	CLP	215,994,885	07/18	SCB	10,565	—
USD	243,860	CNY	1,555,949	07/18	ANZ	9,580	—
USD	149,000	CNY	957,921	07/18	BNP	4,765	—
USD	65,000	CNY	414,375	07/18	HSB	2,607	—
USD	240,000	CNY	1,552,800	07/18	MER	6,194	—
USD	253,763	COP	728,255,350	07/18	BNP	5,657	—
USD	179,000	COP	512,176,280	07/18	CIT	4,509	—
USD	105,000	COP	306,600,000	07/18	MER	546	—
USD	250,000	CZK	5,460,681	07/18	BNP	3,999	—
USD	362,270	CZK	7,873,177	07/18	HSB	7,588	—
USD	217,104	CZK	4,821,005	08/18	BNP	—	(404)
USD	26,029	CZK	569,357	08/18	CIT	341	—
USD	151,000	CZK	3,278,210	08/18	DUB	3,098	—
USD	53,000	EGP	970,430	07/18	DUB	—	(1,008)
USD	987	EGP	18,070	07/18	HSB	—	(18)
USD	150,000	HUF	40,738,425	07/18	BNP	5,242	—
USD	140,000	HUF	38,853,276	07/18	CIT	1,940	—
USD	662,338	IDR	9,456,308,647	07/18	GSC	3,820	—
USD	47,031	IDR	671,221,595	07/18	SCB	288	—
USD	70,000	ILS	253,114	07/18	BNP	650	—
USD	175,000	INR	12,020,400	07/18	ANZ	208	—
USD	431,600	INR	29,323,595	07/18	HSB	5,197	—
USD	210,400	INR	14,305,096	07/18	MSC	2,385	—
USD	657,370	MXN	12,926,476	07/18	BNP	9,850	—
USD	459,574	MXN	9,545,269	07/18	BRC	—	(18,573)
USD	128,100	MXN	2,537,378	07/18	MER	996	—
USD	200,000	MXN	4,170,165	07/18	SCB	—	(8,894)
USD	545,800	MYR	2,184,644	07/18	DUB	5,077	—
USD	90,000	PEN	295,290	07/18	BNP	199	—
USD	58,000	PEN	189,747	07/18	HSB	296	—
USD	70,000	PEN	230,230	07/18	MSC	—	(16)
USD	723,200	PLN	2,684,417	07/18	BNP	6,210	—
USD	235,000	PLN	837,152	07/18	HSB	11,402	—
USD	562,000	PLN	2,025,353	07/18	MER	21,042	—
USD	254,450	PLN	955,638	08/18	BNP	—	(932)
USD	84,000	RON	332,111	07/18	BNP	964	—
USD	80,000	RON	311,998	07/18	CIT	1,993	—
USD	95,000	RON	382,423	07/18	HSB	—	(615)
USD	42,730	RUB	2,643,739	07/18	GSC	782	—
USD	349,000	RUB	21,942,040	07/18	HSB	849	—
USD	338,020	RUB	21,520,719	07/18	MER	—	(3,446)
USD	300,000	RUB	19,089,450	07/18	MSC	—	(2,889)
USD	150,000	SGD	200,672	07/18	ANZ	2,626	—
USD	227,490	SGD	303,257	07/18	HSB	4,777	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	185,000	SGD	249,824	07/18	MER	$1,528	$—
USD	54,125	THB	1,736,861	07/18	HSB	1,656	—
USD	145,000	TRY	633,873	07/18	BNP	8,920	—
USD	185,000	TRY	852,184	07/18	MER	2,053	—
USD	1,230,000	TRY	5,842,867	07/18	SCB	—	(24,345)
USD	135,000	TWD	4,059,450	07/18	ANZ	1,473	—
USD	100,000	TWD	2,974,700	07/18	HSB	2,153	—
USD	596,312	ZAR	7,471,953	07/18	BNP	53,892	—
USD	303,949	ZAR	4,036,140	07/18	CIT	10,949	—
USD	285,000	ZAR	3,864,999	07/18	GSC	4,424	—
USD	267,434	ZAR	3,395,495	07/18	HSB	20,941	—
USD	1,458,168	ZAR	18,795,463	07/18	MER	93,729	—
USD	200,110	ZAR	2,764,420	08/18	BNP	253	—
USD	452,520	ZAR	6,182,564	08/18	CIT	5,545	—
ZAR	4,342,311	USD	325,500	07/18	BRC	—	(10,274)
ZAR	15,397,488	USD	1,221,623	07/18	GSC	—	(103,857)
ZAR	8,656,253	USD	677,742	07/18	HSB	—	(49,349)

Total Forward Foreign Currency Contracts						$968,921	($1,588,030)

(d)	Swap agreements outstanding as of June 30, 2018 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate / Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.448%	Brazil CETIP Interbank	Z / Z	CME	01/04/21	BRL 2,070,638	$3,837	$—	$3,837
9.702%	Brazil CETIP Interbank	Z / Z	CME	01/04/21	2,052,865	6,994	—	6,994
2.400%	6-Month PLN-WIBOR	A / S	CME	03/26/23	PLN 1,060,000	(130)	—	(130)
7.349%	28-Day MXN-TIIE	L / L	CME	06/14/23	MXN 18,800,000	(20,967)	—	(20,967)
7.375%	28-Day MXN-TIIE	L / L	CME	06/14/23	14,600,000	(15,485)	—	(15,485)
7.475%	28-Day MXN-TIIE	L / L	CME	06/14/23	19,000,000	(16,144)	—	(16,144)

						($41,895)	$—	($41,895)

Total Return Swaps
Receive Total Return		Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21		S	SCB	06/15/21	IDR 621,000,000	$49,504	$62,121	($12,617)
Indonesia Treasury 8.375% due 03/15/24		S	ANZ	03/15/24	369,000,000	27,065	28,362	(1,297)
Indonesia Treasury 8.375% due 03/15/24		S	SCB	03/15/24	112,000,000	8,215	8,609	(394)
Indonesia Treasury 11.000% due 09/15/25		S	SCB	09/15/25	432,000,000	35,981	49,781	(13,800)
Indonesia Treasury 7.000% due 05/15/27		S	SCB	05/15/27	100,000,000	6,638	7,248	(610)
Indonesia Treasury 9.000% due 03/15/29		S	ANZ	03/15/29	311,000,000	23,763	23,650	113
Indonesia Treasury 10.500% due 08/15/30		S	SCB	08/15/30	622,000,000	52,605	72,405	(19,800)
Indonesia Treasury 6.625% due 05/15/33		S	SCB	05/15/33	270,000,000	16,599	20,679	(4,080)
Indonesia Treasury 8.375% due 03/15/34		S	ANZ	03/15/34	1,261,000,000	90,380	99,573	(9,193)
Indonesia Treasury 8.375% due 03/15/34		S	SCB	03/15/34	42,000,000	3,010	3,316	(306)
Indonesia Treasury 8.250% due 05/15/36		S	SCB	05/15/36	980,000,000	68,596	75,750	(7,154)

						$382,356	$451,494	($69,138)

Total Swap Agreements						$340,461	$451,494	($111,033)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$18,522,656	$—	$18,522,656	$—
	Senior Loan Notes	622,187	—	622,187	—
	Foreign Government Bonds & Notes	58,275,075	—	58,275,075	—
	Short-Term Investment	8,881,482	8,881,482	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	968,921	—	968,921	—
	Interest Rate Contracts
	Swaps	393,187	—	393,187	—

	Total Assets - Derivatives	1,362,108	—	1,362,108	—

	Total Assets	87,663,508	8,881,482	78,782,026	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,588,030)	—	(1,588,030)	—
	Interest Rate Contracts
	Swaps	(52,726)	—	(52,726)	—

	Total Liabilities - Derivatives	(1,640,756)	—	(1,640,756)	—

	Total Liabilities	(1,640,756)	—	(1,640,756)	—

	Total	$86,022,752	$8,881,482	$77,141,270	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.0%

Basic Materials - 2.5%

Air Products & Chemicals Inc	1,320	$205,564
DowDuPont Inc	3,856	254,188

		459,752

Communications - 19.1%

Alphabet Inc ‘A’ *	324	365,858
Alphabet Inc ‘C’ *	150	167,347
Amazon.com Inc *	425	722,415
AT&T Inc	4,828	155,027
Cisco Systems Inc	8,134	350,006
Comcast Corp ‘A’	6,010	197,188
eBay Inc *	5,262	190,800
Facebook Inc ‘A’ *	2,466	479,193
Netflix Inc *	335	131,129
The Walt Disney Co	2,930	307,093
Verizon Communications Inc	5,807	292,150
Viacom Inc ‘B’	3,482	105,017

		3,463,223

Consumer, Cyclical - 7.4%

Alaska Air Group Inc	1,601	96,684
BorgWarner Inc	3,637	156,973
Costco Wholesale Corp	825	172,408
Delta Air Lines Inc	2,196	108,790
Foot Locker Inc	4,224	222,394
PVH Corp	676	101,211
The Home Depot Inc	1,441	281,139
Tiffany & Co	1,468	193,189

		1,332,788

Consumer, Non-Cyclical - 19.3%

AbbVie Inc	2,586	239,593
Allergan PLC	1,157	192,895
Biogen Inc *	587	170,371
Eli Lilly & Co	3,252	277,493
Gilead Sciences Inc	3,217	227,892
Johnson & Johnson	1,406	170,604
Laboratory Corp of America Holdings *	1,137	204,126
Medtronic PLC	3,133	268,216
Pfizer Inc	6,776	245,833
The Estee Lauder Cos Inc ‘A’	824	117,577
The Kroger Co	7,239	205,950
The Procter & Gamble Co	4,284	334,409
Thermo Fisher Scientific Inc	1,283	265,761
Tyson Foods Inc ‘A’	2,891	199,045
UnitedHealth Group Inc	1,562	383,221

		3,502,986

Energy - 6.9%

Chevron Corp	709	89,639
EOG Resources Inc	1,942	241,643
Exxon Mobil Corp	1,476	122,109
Marathon Petroleum Corp	2,966	208,095
Noble Energy Inc	5,359	189,066
Occidental Petroleum Corp	3,241	271,207
TechnipFMC PLC (United Kingdom)	4,185	132,832

		1,254,591

Financial - 17.9%

American Express Co	2,075	203,350
American Tower Corp REIT	1,603	231,105
Bank of America Corp	13,435	378,733
Chubb Ltd	1,483	188,371
Discover Financial Services	2,969	209,047
E*TRADE Financial Corp *	3,026	185,070
Highwoods Properties Inc REIT	3,346	169,743

	Shares	Value

Huntington Bancshares Inc	12,464	$183,969
Intercontinental Exchange Inc	2,615	192,333
JPMorgan Chase & Co	4,241	441,912
State Street Corp	2,364	220,065
The Travelers Cos Inc	1,475	180,451
Visa Inc ‘A’	3,474	460,131

		3,244,280

Industrial - 8.5%

Caterpillar Inc	1,720	233,352
Cummins Inc	1,154	153,482
Deere & Co	1,404	196,279
Honeywell International Inc	1,534	220,973
Northrop Grumman Corp	690	212,313
Owens Corning	2,019	127,944
Stanley Black & Decker Inc	1,508	200,277
Waste Management Inc	2,412	196,192

		1,540,812

Technology - 15.2%

Analog Devices Inc	2,346	225,028
Apple Inc	2,976	550,887
Broadcom Inc	1,048	254,287
Cognizant Technology Solutions Corp ‘A’	2,894	228,597
Electronic Arts Inc *	1,302	183,608
Intel Corp	5,369	266,893
Microsoft Corp	8,205	809,095
Oracle Corp	5,352	235,809

		2,754,204

Utilities - 2.2%

Ameren Corp	3,245	197,458
Public Service Enterprise Group Inc	3,770	204,108

		401,566

Total Common Stocks (Cost $15,483,445)		17,954,202

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	185,247	185,247

Total Short-Term Investment (Cost $185,247)		185,247

TOTAL INVESTMENTS - 100.0% (Cost $15,668,692)		18,139,449

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(8,037)

NET ASSETS - 100.0%		$18,131,412

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$17,954,202	$17,954,202	$—	$—
	Short-Term Investment	185,247	185,247	—	—

	Total	$18,139,449	$18,139,449	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.5%

Basic Materials - 2.8%

Air Products & Chemicals Inc	2,325	$362,072
Nucor Corp	2,842	177,625
Westlake Chemical Corp	2,561	275,640

		815,337

Communications - 10.9%

AT&T Inc	22,493	722,250
Cisco Systems Inc	15,505	667,180
Comcast Corp ‘A’	10,040	329,412
eBay Inc *	8,075	292,800
The Walt Disney Co	2,588	271,248
Verizon Communications Inc	10,737	540,179
Viacom Inc ‘B’	11,430	344,729

		3,167,798

Consumer, Cyclical - 4.0%

BorgWarner Inc	8,293	357,926
Delta Air Lines Inc	6,864	340,043
PVH Corp	1,416	212,004
The Home Depot Inc	1,262	246,216

		1,156,189

Consumer, Non-Cyclical - 20.4%

AbbVie Inc	3,744	346,882
Allergan PLC	1,614	269,086
Biogen Inc *	1,038	301,269
Danaher Corp	2,341	231,010
Eli Lilly & Co	2,242	191,310
Gilead Sciences Inc	4,723	334,577
Hill-Rom Holdings Inc	2,116	184,811
Johnson & Johnson	4,816	584,373
Laboratory Corp of America Holdings *	2,099	376,833
Medtronic PLC	3,292	281,828
PepsiCo Inc	3,605	392,476
Pfizer Inc	17,187	623,544
Quanta Services Inc *	5,748	191,983
The Hershey Co	1,514	140,893
The Procter & Gamble Co	4,910	383,275
Thermo Fisher Scientific Inc	1,473	305,117
Tyson Foods Inc ‘A’	6,359	437,817
UnitedHealth Group Inc	1,431	351,082

		5,928,166

Energy - 11.7%

Chevron Corp	6,621	837,093
ConocoPhillips	7,508	522,707
Energen Corp *	3,187	232,077
EOG Resources Inc	3,813	474,452
Exxon Mobil Corp	5,599	463,205
Halliburton Co	5,146	231,879
Marathon Petroleum Corp	6,025	422,714
Noble Energy Inc	6,115	215,737

		3,399,864

Financial - 28.4%

Alexandria Real Estate Equities Inc REIT	2,342	295,490
American Express Co	3,710	363,580
Ameriprise Financial Inc	2,004	280,320
Bank of America Corp	33,783	952,343
Berkshire Hathaway Inc ‘B’ *	979	182,730
Chubb Ltd	3,904	495,886
Discover Financial Services	5,745	404,505
E*TRADE Financial Corp *	5,504	336,625
Equity LifeStyle Properties Inc REIT	3,150	289,485
Highwoods Properties Inc REIT	3,878	196,731
Huntington Bancshares Inc	32,968	486,608

	Shares	Value

Intercontinental Exchange Inc	4,846	$356,423
JPMorgan Chase & Co	10,867	1,132,341
Morgan Stanley	5,852	277,385
Prologis Inc REIT	6,807	447,152
State Street Corp	5,227	486,581
SunTrust Banks Inc	6,339	418,501
The Allstate Corp	2,977	271,711
The Travelers Cos Inc	2,118	259,116
Wells Fargo & Co	5,935	329,036

		8,262,549

Industrial - 8.7%

Caterpillar Inc	1,386	188,039
Honeywell International Inc	1,988	286,371
Northrop Grumman Corp	1,308	402,472
Owens Corning	4,061	257,346
Parker-Hannifin Corp	2,076	323,545
Raytheon Co	2,329	449,916
Stanley Black & Decker Inc	1,221	162,161
Waste Management Inc	5,596	455,179

		2,525,029

Technology - 6.5%

Broadcom Inc	966	234,390
Microsoft Corp	5,502	542,552
ON Semiconductor Corp *	15,518	345,043
Oracle Corp	13,356	588,465
QUALCOMM Inc	3,406	191,145

		1,901,595

Utilities - 5.1%

American Electric Power Co Inc	4,488	310,794
DTE Energy Co	2,274	235,655
Public Service Enterprise Group Inc	7,759	420,072
Xcel Energy Inc	10,953	500,333

		1,466,854

Total Common Stocks (Cost $24,452,443)		28,623,381

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	472,886	472,886

Total Short-Term Investment (Cost $472,886)		472,886

TOTAL INVESTMENTS - 100.1% (Cost $24,925,329)		29,096,267

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(40,588)

NET ASSETS - 100.0%		$29,055,679

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$28,623,381	$28,623,381	$—	$—
	Short-Term Investment	472,886	472,886	—	—

	Total	$29,096,267	$29,096,267	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * Ω ±	142	$325

Total Rights (Cost $0)		325

COMMON STOCKS - 97.5%

Basic Materials - 4.1%

Commercial Metals Co	41,459	875,199
Kaiser Aluminum Corp	20,393	2,123,115
Kraton Corp *	49,948	2,304,601
PolyOne Corp	36,938	1,596,460
Steel Dynamics Inc	30,671	1,409,332
The Chemours Co	39,718	1,761,890
US Silica Holdings Inc	27,456	705,345

		10,775,942

Communications - 5.2%

Ciena Corp *	67,979	1,802,123
GrubHub Inc *	13,433	1,409,256
Imperva Inc *	36,921	1,781,438
LogMeIn Inc	15,076	1,556,597
NETGEAR Inc *	31,399	1,962,437
Sinclair Broadcast Group Inc ‘A’	50,343	1,618,527
Vonage Holdings Corp *	182,918	2,357,813
Web.com Group Inc *	43,549	1,125,742

		13,613,933

Consumer, Cyclical - 14.5%

AMC Entertainment Holdings Inc ‘A’	37,338	593,674
Aramark	66,758	2,476,722
Beacon Roofing Supply Inc *	28,887	1,231,164
Big Lots Inc	25,940	1,083,773
BJ’s Restaurants Inc	30,121	1,807,260
Bloomin’ Brands Inc	93,550	1,880,355
Camping World Holdings Inc ‘A’	27,771	693,720
Cooper-Standard Holdings Inc *	19,543	2,553,684
iRobot Corp *	23,810	1,804,084
Lithia Motors Inc ‘A’	11,892	1,124,626
Marriott Vacations Worldwide Corp	10,614	1,198,957
Meritor Inc *	67,956	1,397,855
Michael Kors Holdings Ltd *	34,334	2,286,644
Pool Corp	9,376	1,420,464
SkyWest Inc	35,360	1,835,184
Sleep Number Corp *	54,173	1,572,100
Sonic Corp	54,006	1,858,887
Steven Madden Ltd	28,036	1,488,712
Texas Roadhouse Inc	38,721	2,536,613
The Children’s Place Inc	12,288	1,484,390
Wabash National Corp	91,630	1,709,816
Watsco Inc	15,115	2,694,702
Wolverine World Wide Inc	42,770	1,487,113

		38,220,499

Consumer, Non-Cyclical - 26.1%

Acadia Healthcare Co Inc *	50,665	2,072,705
Adtalem Global Education Inc *	41,801	2,010,628
Amedisys Inc *	25,902	2,213,585
AMN Healthcare Services Inc *	28,138	1,648,887
Cardtronics PLC ‘A’ *	30,106	727,963
Central Garden & Pet Co ‘A’ *	52,429	2,121,802
Charles River Laboratories International Inc *	21,813	2,448,727
Deluxe Corp	28,634	1,895,857
Eagle Pharmaceuticals Inc *	23,754	1,797,228
Encompass Health Corp	25,055	1,696,725
Euronet Worldwide Inc *	21,128	1,769,893

	Shares	Value

Green Dot Corp ‘A’ *	42,605	$3,126,781
Hill-Rom Holdings Inc	34,409	3,005,282
Horizon Pharma PLC *	65,447	1,083,802
Hostess Brands Inc *	115,815	1,575,084
ICF International Inc	18,584	1,320,393
Insperity Inc	40,461	3,853,910
Ionis Pharmaceuticals Inc *	23,891	995,538
J&J Snack Foods Corp	7,260	1,106,932
Lamb Weston Holdings Inc	31,735	2,174,165
LHC Group Inc *	27,474	2,351,500
LivaNova PLC *	24,177	2,413,348
ManpowerGroup Inc	6,754	581,249
MarketAxess Holdings Inc	6,944	1,373,940
Merit Medical Systems Inc *	26,782	1,371,238
Molina Healthcare Inc *	24,355	2,385,329
Nektar Therapeutics *	12,411	606,029
NuVasive Inc *	26,550	1,383,786
Patterson Cos Inc	42,509	963,679
Performance Food Group Co *	74,868	2,747,656
Post Holdings Inc *	11,576	995,768
PRA Health Sciences Inc *	19,846	1,852,823
Quidel Corp *	20,832	1,385,328
Service Corp International	67,502	2,415,897
Supernus Pharmaceuticals Inc *	49,205	2,944,919
Teleflex Inc	8,608	2,308,752
The Cooper Cos Inc	10,041	2,364,153

		69,091,281

Energy - 2.3%

Energen Corp *	37,544	2,733,954
Newfield Exploration Co *	36,156	1,093,719
PDC Energy Inc *	39,307	2,376,108

		6,203,781

Financial - 19.6%

Aircastle Ltd	98,672	2,022,776
Alleghany Corp	3,895	2,239,508
Chemical Financial Corp	41,581	2,314,814
DCT Industrial Trust Inc REIT	33,085	2,207,762
Douglas Emmett Inc REIT	45,102	1,812,198
East West Bancorp Inc	35,841	2,336,833
Equity LifeStyle Properties Inc REIT	22,944	2,108,554
Everest Re Group Ltd	11,396	2,626,550
Financial Engines Inc	17,500	785,750
FNB Corp	177,027	2,375,702
Highwoods Properties Inc REIT	30,616	1,553,150
Hudson Pacific Properties Inc REIT	49,109	1,739,932
IBERIABANK Corp	26,983	2,045,311
Life Storage Inc REIT	12,355	1,202,265
Mid-America Apartment Communities Inc REIT	10,901	1,097,404
Moelis & Co ‘A’	10,946	641,983
PacWest Bancorp	46,610	2,303,466
PotlatchDeltic Corp REIT	27,198	1,383,018
PS Business Parks Inc REIT	9,159	1,176,931
Radian Group Inc	127,290	2,064,644
Simmons First National Corp ‘A’	52,823	1,579,408
Texas Capital Bancshares Inc *	18,446	1,687,809
The Hanover Insurance Group Inc	15,626	1,868,245
Virtu Financial Inc ‘A’	83,753	2,223,642
Washington Real Estate Investment Trust REIT	57,578	1,746,341
Western Alliance Bancorp *	28,442	1,610,102
Wintrust Financial Corp	25,894	2,254,073
Zions Bancorp	52,353	2,758,480

		51,766,651

Industrial - 14.8%

AAR Corp	35,015	1,627,847
Aerojet Rocketdyne Holdings Inc *	62,322	1,837,876
American Woodmark Corp *	20,444	1,871,648
EMCOR Group Inc	30,324	2,310,082

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

EnPro Industries Inc	16,379	$1,145,711
Generac Holdings Inc *	39,738	2,055,647
Graphic Packaging Holding Co	150,236	2,179,924
Harsco Corp *	61,637	1,362,178
Hubbell Inc	9,779	1,034,031
ITT Inc	39,128	2,045,221
Kirby Corp *	13,927	1,164,297
Lydall Inc *	23,045	1,005,914
MasTec Inc *	47,676	2,419,557
Owens Corning	33,392	2,116,051
PerkinElmer Inc	25,575	1,872,857
Rexnord Corp *	44,858	1,303,573
Rogers Corp *	9,156	1,020,528
Ryder System Inc	24,664	1,772,355
Spirit AeroSystems Holdings Inc ‘A’	18,005	1,546,810
SPX Corp *	78,612	2,755,351
TopBuild Corp *	24,734	1,937,662
US Concrete Inc *	25,081	1,316,752
WestRock Co	24,722	1,409,648

		39,111,520

Technology - 9.3%

Acxiom Corp *	74,344	2,226,603
Ambarella Inc *	27,585	1,065,057
Aspen Technology Inc *	10,847	1,005,951
Bottomline Technologies Inc *	48,749	2,429,163
CommVault Systems Inc *	27,837	1,833,066
j2 Global Inc	25,502	2,208,728
MKS Instruments Inc	16,238	1,553,977
Nuance Communications Inc *	54,822	761,203
PTC Inc *	13,204	1,238,667
RealPage Inc *	49,088	2,704,749
Silicon Laboratories Inc *	25,371	2,526,952
Synopsys Inc *	20,305	1,737,499
Take-Two Interactive Software Inc *	14,827	1,754,924
TiVo Corp	76,115	1,023,747
Xperi Corp	28,126	452,829

		24,523,115

	Shares	Value

Utilities - 1.6%

Black Hills Corp	27,641	$1,691,906
CMS Energy Corp	25,047	1,184,222
Portland General Electric Co	33,695	1,440,798

		4,316,926

Total Common Stocks (Cost $224,996,151)		257,623,648

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio	6,208,352	6,208,352

Total Short-Term Investment (Cost $6,208,352)		6,208,352

TOTAL INVESTMENTS - 99.9% (Cost $231,204,503)		263,832,325

OTHER ASSETS & LIABILITIES, NET - 0.1%		355,339

NET ASSETS - 100.0%		$264,187,664

Notes to Schedule of Investments

(a)

An investment with a value of $325 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$325	$—	$—	$325
	Common Stocks	257,623,648	257,623,648	—	—
	Short-Term Investment	6,208,352	6,208,352	—	—

	Total	$263,832,325	263,832,000	$—	$325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.7%

Basic Materials - 2.8%

Commercial Metals Co	6,925	$146,187
Kraton Corp *	4,946	228,208
PolyOne Corp	5,691	245,965
US Silica Holdings Inc	3,319	85,265

		705,625

Communications - 4.5%

Ciena Corp *	6,320	167,543
Imperva Inc *	2,844	137,223
NETGEAR Inc *	2,777	173,562
Perficient Inc *	5,653	149,069
Sinclair Broadcast Group Inc ‘A’	5,788	186,084
Vonage Holdings Corp *	15,017	193,569
Web.com Group Inc *	4,046	104,589

		1,111,639

Consumer, Cyclical - 11.2%

Beacon Roofing Supply Inc *	1,218	51,911
Big Lots Inc	2,478	103,531
BJ’s Restaurants Inc	2,440	146,400
Bloomin’ Brands Inc	6,905	138,790
Camping World Holdings Inc ‘A’	2,639	65,922
Cooper-Standard Holdings Inc *	1,622	211,947
Golden Entertainment Inc *	2,255	60,862
Lithia Motors Inc ‘A’	1,662	157,175
Marriott Vacations Worldwide Corp	2,101	237,329
Meritor Inc *	9,568	196,814
SkyWest Inc	4,224	219,226
Sleep Number Corp *	5,589	162,193
Sonic Corp	4,556	156,817
Steven Madden Ltd	3,542	188,080
Texas Roadhouse Inc	4,356	285,361
The Children’s Place Inc	1,447	174,798
Wabash National Corp	8,610	160,663
Wolverine World Wide Inc	2,440	84,839

		2,802,658

Consumer, Non-Cyclical - 23.5%

ABM Industries Inc	2,654	77,444
Acadia Healthcare Co Inc *	5,108	208,968
Adtalem Global Education Inc *	4,810	231,361
Amedisys Inc *	2,773	236,980
Amicus Therapeutics Inc *	3,433	53,623
AMN Healthcare Services Inc *	3,662	214,593
Amphastar Pharmaceuticals Inc *	7,030	107,278
BioScrip Inc *	12,994	38,072
Cardtronics PLC ‘A’ *	3,065	74,112
Central Garden & Pet Co ‘A’ *	6,149	248,850
Deluxe Corp	2,482	164,333
Eagle Pharmaceuticals Inc *	3,196	241,809
FibroGen Inc *	2,814	176,156
Green Dot Corp ‘A’ *	2,605	191,181
Horizon Pharma PLC *	11,892	196,931
Hostess Brands Inc *	10,718	145,765
Insperity Inc	4,352	414,528
J&J Snack Foods Corp	783	119,384
LHC Group Inc *	2,743	234,773
LivaNova PLC *	2,014	201,037
Masimo Corp *	1,411	137,784
Merit Medical Systems Inc *	5,670	290,304
Molina Healthcare Inc *	702	68,754
NuVasive Inc *	4,033	210,200
Performance Food Group Co *	6,404	235,027
PRA Health Sciences Inc *	407	37,997
Quidel Corp *	3,195	212,467
SP Plus Corp *	2,362	87,866

	Shares	Value

Supernus Pharmaceuticals Inc *	6,066	$363,050
Syneos Health Inc *	3,835	179,862
TrueBlue Inc *	6,040	162,778
Vanda Pharmaceuticals Inc *	9,032	172,060
Viad Corp	2,351	127,542

		5,862,869

Energy - 2.2%

Helix Energy Solutions Group Inc *	8,925	74,345
Laredo Petroleum Inc *	8,778	84,444
PDC Energy Inc *	3,450	208,553
QEP Resources Inc *	6,068	74,394
WildHorse Resource Development Corp *	4,582	116,200

		557,936

Financial - 23.7%

AG Mortgage Investment Trust Inc REIT	5,442	102,255
Aircastle Ltd	10,338	211,929
Apollo Commercial Real Estate Finance Inc REIT	3,999	73,102
Argo Group International Holdings Ltd	3,748	217,946
Armada Hoffler Properties Inc REIT	5,296	78,910
Berkshire Hills Bancorp Inc	3,194	129,676
BrightSphere Investment Group PLC	14,146	201,722
Capstead Mortgage Corp REIT	8,456	75,681
Cathay General Bancorp	5,388	218,160
CenterState Bank Corp	6,811	203,104
Chemical Financial Corp	3,788	210,878
Enterprise Financial Services Corp	3,826	206,413
Financial Engines Inc	1,925	86,433
First Industrial Realty Trust Inc REIT	8,376	279,256
First Interstate BancSystem Inc ‘A’	895	37,769
First Merchants Corp	4,877	226,293
First Midwest Bancorp Inc	6,826	173,858
Heritage Insurance Holdings Inc	5,585	93,102
IBERIABANK Corp	2,595	196,701
Independent Bank Corp	2,995	76,373
Life Storage Inc REIT	1,284	124,946
Moelis & Co ‘A’	3,549	208,149
National Storage Affiliates Trust REIT	5,595	172,438
Old National Bancorp	11,293	210,050
Pacific Premier Bancorp Inc *	1,792	68,365
PotlatchDeltic Corp REIT	3,738	190,077
Preferred Bank	1,532	94,157
PS Business Parks Inc REIT	1,494	191,979
Radian Group Inc	10,594	171,835
Simmons First National Corp ‘A’	7,115	212,739
Stifel Financial Corp	3,156	164,901
Sunstone Hotel Investors Inc REIT	12,242	203,462
Texas Capital Bancshares Inc *	2,127	194,621
United Community Banks Inc	6,915	212,083
Washington Real Estate Investment Trust REIT	5,480	166,208
Wintrust Financial Corp	280	24,374
WSFS Financial Corp	3,791	202,060

		5,912,005

Industrial - 16.2%

AAR Corp	2,988	138,912
Air Transport Services Group Inc *	7,729	174,598
American Woodmark Corp *	1,673	153,163
Barnes Group Inc	1,063	62,611
Belden Inc	1,771	108,244
EMCOR Group Inc	3,120	237,682
EnerSys	2,451	182,943
Generac Holdings Inc *	2,942	152,190
Harsco Corp *	8,851	195,607
Knowles Corp *	2,682	41,035
MasTec Inc *	5,493	278,770
Milacron Holdings Corp *	6,732	127,437
Rexnord Corp *	7,665	222,745
Rogers Corp *	864	96,301

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Saia Inc *	3,751	$303,268
SPX Corp *	4,998	175,180
SYNNEX Corp	1,374	132,605
TopBuild Corp *	2,702	211,675
Trinseo SA	3,874	274,860
Universal Forest Products Inc	5,895	215,875
US Concrete Inc *	1,846	96,915
Vishay Intertechnology Inc	10,277	238,426
Werner Enterprises Inc	4,027	151,214
YRC Worldwide Inc *	8,273	83,144

		4,055,400

Technology - 11.5%

Acxiom Corp *	6,066	181,677
Ambarella Inc *	2,457	94,865
Bottomline Technologies Inc *	2,053	102,301
Cabot Microelectronics Corp	884	95,083
CACI International Inc ‘A’ *	1,485	250,297
CommVault Systems Inc *	2,947	194,060
Entegris Inc	7,745	262,556
Glu Mobile Inc *	24,348	156,071
Integrated Device Technology Inc *	5,221	166,445
j2 Global Inc	2,720	235,579
MKS Instruments Inc	561	53,688
Power Integrations Inc	1,474	107,676
RealPage Inc *	4,235	233,349
Silicon Laboratories Inc *	1,473	146,711
TiVo Corp	8,013	107,775
Verint Systems Inc *	5,689	252,307
Virtusa Corp *	3,261	158,745
Xperi Corp	4,189	67,443

		2,866,628

	Shares	Value

Utilities - 2.1%

ALLETE Inc	2,957	$228,901
Black Hills Corp	2,236	136,866
Southwest Gas Holdings Inc	2,137	162,989

		528,756

Total Common Stocks (Cost $21,165,316)		24,403,516

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio	611,345	611,345

Total Short-Term Investment (Cost $611,345)		611,345

TOTAL INVESTMENTS - 100.1% (Cost $21,776,661)		25,014,861

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(32,448)

NET ASSETS - 100.0%		$24,982,413

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$24,403,516	$24,403,516	$—	$—
	Short-Term Investment	611,345	611,345	—	—

	Total	$25,014,861	$25,014,861	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.3%

Basic Materials - 2.7%

Commercial Metals Co	6,971	$147,158
Kaiser Aluminum Corp	2,080	216,549
Kraton Corp *	6,457	297,926
Minerals Technologies Inc	1,728	130,205

		791,838

Communications - 1.5%

NETGEAR Inc *	4,174	260,875
Perficient Inc *	5,971	157,455

		418,330

Consumer, Cyclical - 8.5%

Beacon Roofing Supply Inc *	3,933	167,625
Big Lots Inc	3,386	141,467
Caleres Inc	4,800	165,072
Cooper-Standard Holdings Inc *	2,350	307,075
FirstCash Inc	2,445	219,683
Golden Entertainment Inc *	2,010	54,250
Marriott Vacations Worldwide Corp	2,270	256,419
Meritor Inc *	8,891	182,888
Red Robin Gourmet Burgers Inc *	3,464	161,422
SkyWest Inc	7,387	383,385
The Children’s Place Inc	2,186	264,069
Wabash National Corp	9,417	175,721

		2,479,076

Consumer, Non-Cyclical - 14.5%

Aaron’s Inc	4,980	216,381
ABM Industries Inc	4,840	141,231
Acadia Healthcare Co Inc *	7,813	319,630
Adtalem Global Education Inc *	10,722	515,728
AngioDynamics Inc *	7,191	159,928
BioScrip Inc *	30,354	88,937
Central Garden & Pet Co ‘A’ *	8,648	349,985
CONMED Corp	4,072	298,070
Deluxe Corp	3,486	230,808
Haemonetics Corp *	2,771	248,503
Horizon Pharma PLC *	15,898	263,271
Hostess Brands Inc *	12,625	171,700
ICF International Inc	2,927	207,963
LHC Group Inc *	3,850	329,522
LivaNova PLC *	1,566	156,318
Molina Healthcare Inc *	734	71,888
SP Plus Corp *	5,068	188,530
Viad Corp	4,637	251,557

		4,209,950

Energy - 4.2%

Exterran Corp *	7,018	175,731
Helix Energy Solutions Group Inc *	20,231	168,524
Laredo Petroleum Inc *	15,755	151,563
PDC Energy Inc *	5,651	341,603
QEP Resources Inc *	17,853	218,878
WildHorse Resource Development Corp *	6,537	165,778

		1,222,077

Financial - 38.8%

AG Mortgage Investment Trust Inc REIT	4,929	92,616
Agree Realty Corp REIT	1,906	100,580
Aircastle Ltd	13,626	279,333
Apollo Commercial Real Estate Finance Inc REIT	8,355	152,727
Argo Group International Holdings Ltd	6,199	360,472
Armada Hoffler Properties Inc REIT	6,296	93,810
Berkshire Hills Bancorp Inc	5,727	232,516
BrightSphere Investment Group PLC	17,893	255,154
Camden National Corp	4,251	194,313

	Shares	Value

Capstead Mortgage Corp REIT	17,104	$153,081
Cathay General Bancorp	8,751	354,328
CenterState Bank Corp	10,106	301,361
Chemical Financial Corp	5,708	317,764
CNO Financial Group Inc	4,216	80,273
Enterprise Financial Services Corp	5,441	293,542
First Industrial Realty Trust Inc REIT	12,086	402,947
First Interstate BancSystem Inc ‘A’	7,134	301,055
First Merchants Corp	7,066	327,862
First Midwest Bancorp Inc	12,313	313,612
Heritage Financial Corp	7,494	261,166
Heritage Insurance Holdings Inc	9,405	156,781
Hilltop Holdings Inc	9,882	218,096
Horizon Bancorp	9,095	188,165
IBERIABANK Corp	4,630	350,954
Independent Bank Corp	7,885	201,068
Invesco Mortgage Capital Inc REIT	11,685	185,792
Investors Bancorp Inc	7,029	89,901
Life Storage Inc REIT	1,494	145,381
MFA Financial Inc REIT	15,900	120,522
National Storage Affiliates Trust REIT	11,669	359,639
Old National Bancorp	18,850	350,610
Pacific Premier Bancorp Inc *	3,242	123,682
PotlatchDeltic Corp REIT	6,917	351,729
Preferred Bank	3,453	212,221
PS Business Parks Inc REIT	2,695	346,308
QCR Holdings Inc	4,092	194,165
Radian Group Inc	19,275	312,641
Simmons First National Corp ‘A’	11,280	337,272
State Bank Financial Corp	7,251	242,183
Stifel Financial Corp	4,857	253,778
Sunstone Hotel Investors Inc REIT	24,782	411,877
Texas Capital Bancshares Inc *	626	57,279
United Community Banks Inc	10,421	319,612
Washington Real Estate Investment Trust REIT	10,423	316,130
Wintrust Financial Corp	3,266	284,305
WSFS Financial Corp	5,396	287,607

		11,286,210

Industrial - 15.0%

AAR Corp	4,381	203,673
ArcBest Corp	3,511	160,453
Belden Inc	4,639	283,536
EMCOR Group Inc	4,642	353,628
EnerSys	2,071	154,579
Harsco Corp *	9,114	201,419
Knowles Corp *	11,155	170,672
MasTec Inc *	2,726	138,345
Milacron Holdings Corp *	12,855	243,345
Rexnord Corp *	9,039	262,673
Sanmina Corp *	5,344	156,579
SYNNEX Corp	2,055	198,328
TopBuild Corp *	4,410	345,479
TriMas Corp *	10,047	295,382
Trinseo SA	4,793	340,063
Universal Forest Products Inc	7,826	286,588
Vishay Intertechnology Inc	10,661	247,335
Werner Enterprises Inc	5,139	192,969
YRC Worldwide Inc *	13,731	137,997

		4,373,043

Technology - 7.3%

Acxiom Corp *	9,950	298,003
CACI International Inc ‘A’ *	3,009	507,167
CSG Systems International Inc	5,775	236,024
Glu Mobile Inc *	36,467	233,754
Insight Enterprises Inc *	4,536	221,946
TiVo Corp	15,720	211,434
Verint Systems Inc *	9,581	424,917

		2,133,245

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Utilities - 4.8%

ALLETE Inc	5,444	$421,420
Black Hills Corp	5,308	324,903
Portland General Electric Co	7,118	304,366
Southwest Gas Holdings Inc	4,347	331,546

		1,382,235

Total Common Stocks (Cost $23,067,215)		28,296,004

EXCHANGE-TRADED FUND - 1.3%

iShares Russell 2000 Value	2,883	380,325

Total Exchange-Traded Fund (Cost $352,228)		380,325

	Shares	Value

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	418,370	$418,370

Total Short-Term Investment (Cost $418,370)		418,370

TOTAL INVESTMENTS - 100.0% (Cost $23,837,813)		29,094,699

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(12,412)

NET ASSETS - 100.0%		$29,082,287

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$28,296,004	$28,296,004	$—	$—
	Exchange-Traded Fund	380,325	380,325	—	—
	Short-Term Investment	418,370	418,370	—	—

	Total	$29,094,699	$29,094,699	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * Ω ±	375	$859

Total Rights (Cost $0)		859

COMMON STOCKS - 97.6%

Basic Materials - 2.5%

Kaiser Aluminum Corp	5,068	527,629
PolyOne Corp	15,633	675,658
US Silica Holdings Inc	8,770	225,301

		1,428,588

Communications - 8.5%

Ciena Corp *	24,378	646,261
Imperva Inc *	12,549	605,489
NETGEAR Inc *	10,996	687,250
RingCentral Inc ‘A’ *	8,864	623,582
Shutterfly Inc *	8,487	764,085
Sinclair Broadcast Group Inc ‘A’	15,435	496,235
Vonage Holdings Corp *	70,879	913,630

		4,736,532

Consumer, Cyclical - 13.3%

AMC Entertainment Holdings Inc ‘A’	16,180	257,262
Beacon Roofing Supply Inc *	10,745	457,952
BJ’s Restaurants Inc	8,416	504,960
Bloomin’ Brands Inc	27,995	562,699
Camping World Holdings Inc ‘A’	13,734	343,075
Golden Entertainment Inc *	13,949	376,484
iRobot Corp *	4,930	373,546
Lithia Motors Inc ‘A’	5,967	564,299
Sleep Number Corp *	18,865	547,462
Sonic Corp	17,099	588,548
Steven Madden Ltd	10,512	558,187
Texas Roadhouse Inc	9,435	618,087
The Children’s Place Inc	4,215	509,172
Universal Electronics Inc *	6,642	219,518
Wabash National Corp	22,153	413,375
Wolverine World Wide Inc	16,091	559,484

		7,454,110

Consumer, Non-Cyclical - 33.6%

Acadia Healthcare Co Inc *	10,598	433,564
Aclaris Therapeutics Inc *	13,869	276,964
Amedisys Inc *	9,733	831,782
Amicus Therapeutics Inc *	28,675	447,904
AMN Healthcare Services Inc *	9,865	578,089
Amphastar Pharmaceuticals Inc *	15,600	238,056
BioScrip Inc *	68,054	199,398
BioTelemetry Inc *	12,832	577,440
Cardtronics PLC ‘A’ *	15,973	386,227
Deluxe Corp	10,447	691,696
Eagle Pharmaceuticals Inc *	8,723	659,982
Encompass Health Corp	7,254	491,241
Esperion Therapeutics Inc *	6,524	255,676
FibroGen Inc *	10,363	648,724
Green Dot Corp ‘A’ *	12,741	935,062
Horizon Pharma PLC *	41,050	679,788
ICU Medical Inc *	1,473	432,546
Insperity Inc	10,915	1,039,654
iRhythm Technologies Inc *	7,599	616,507
J&J Snack Foods Corp	3,439	524,344
LHC Group Inc *	7,376	631,312
LivaNova PLC *	6,475	646,335

	Shares	Value

Merit Medical Systems Inc *	10,655	$545,536
Molina Healthcare Inc *	3,488	341,615
NuVasive Inc *	9,877	514,789
Performance Food Group Co *	18,654	684,602
Puma Biotechnology Inc *	8,783	519,514
Quidel Corp *	9,200	611,800
Revance Therapeutics Inc *	11,769	323,059
Supernus Pharmaceuticals Inc *	17,761	1,062,996
Syneos Health Inc *	10,095	473,455
TrueBlue Inc *	14,317	385,843
Ultragenyx Pharmaceutical Inc *	8,184	629,104
Vanda Pharmaceuticals Inc *	25,111	478,365

		18,792,969

Energy - 0.8%

Matador Resources Co *	15,675	471,034

Financial - 5.8%

BrightSphere Investment Group PLC	28,138	401,248
Financial Engines Inc	11,844	531,796
Home BancShares Inc	20,131	454,155
Moelis & Co ‘A’	9,402	551,427
Pacific Premier Bancorp Inc *	9,842	375,472
Preferred Bank	6,853	421,185
PS Business Parks Inc REIT	3,819	490,742

		3,226,025

Industrial - 16.1%

Aerojet Rocketdyne Holdings Inc *	17,488	515,721
American Woodmark Corp *	6,116	559,920
EnPro Industries Inc	6,666	466,287
Generac Holdings Inc *	12,519	647,608
Harsco Corp *	22,314	493,139
Littelfuse Inc	1,826	416,657
Lydall Inc *	8,283	361,553
Masonite International Corp *	7,256	521,344
MasTec Inc *	12,670	643,002
Rogers Corp *	5,206	580,261
Saia Inc *	8,181	661,434
SPX Corp *	21,212	743,481
Tetra Tech Inc	8,923	521,996
TopBuild Corp *	7,270	569,532
Trinseo SA	8,090	573,986
US Concrete Inc *	8,077	424,043
YRC Worldwide Inc *	27,789	279,279

		8,979,243

Technology - 17.0%

Acxiom Corp *	19,902	596,065
Ambarella Inc *	8,203	316,718
Bottomline Technologies Inc *	18,152	904,514
CommVault Systems Inc *	10,357	682,008
Cornerstone OnDemand Inc *	14,128	670,091
Glu Mobile Inc *	120,484	772,302
Hortonworks Inc *	27,533	501,651
HubSpot Inc *	4,273	535,834
Integrated Device Technology Inc *	19,283	614,742
j2 Global Inc	6,775	586,783
MaxLinear Inc *	18,071	281,727
MKS Instruments Inc	5,017	480,127
RealPage Inc *	11,892	655,249
Silicon Laboratories Inc *	6,977	694,909
TiVo Corp	27,884	375,040
Virtusa Corp *	11,750	571,990
Xperi Corp	16,879	271,752

		9,511,502

Total Common Stocks (Cost $45,711,516)		54,600,003

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	1,235,665	$1,235,665

Total Short-Term Investment (Cost $1,235,665)		1,235,665

TOTAL INVESTMENTS - 99.8% (Cost $46,947,181)		55,836,527

OTHER ASSETS & LIABILITIES, NET - 0.2%		85,576

NET ASSETS - 100.0%		$55,922,103

Notes to Schedule of Investments

(a)

An investment with a value of $859 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$859	$—	$—	$859
	Common Stocks	54,600,003	54,600,003	—	—
	Short-Term Investment	1,235,665	1,235,665	—	—

	Total	$55,836,527	$55,835,668	$—	$859

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	1,194	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 97.8%

Communications - 17.2%

Cargurus Inc *	1,431	49,713
Chegg Inc *	5,774	160,460
Etsy Inc *	2,005	84,591
GrubHub Inc *	573	60,113
Mimecast Ltd *	3,170	130,636
Okta Inc *	2,235	112,577
Proofpoint Inc *	859	99,051
RingCentral Inc ‘A’ *	1,721	121,072
Stamps.com Inc *	498	126,019
The Trade Desk Inc ‘A’ *	1,287	120,721
Twilio Inc ‘A’ *	1,950	109,239
World Wrestling Entertainment Inc ‘A’	2,890	210,450
Zendesk Inc *	1,845	100,534
Zscaler Inc *	3,163	113,077

		1,598,253

Consumer, Cyclical - 11.1%

At Home Group Inc *	3,942	154,329
Canada Goose Holdings Inc (Canada) *	2,322	136,650
LGI Homes Inc *	650	37,525
Live Nation Entertainment Inc *	1,341	65,132
Planet Fitness Inc ‘A’ *	4,690	206,079
Roku Inc *	3,162	134,764
Scientific Games Corp *	1,846	90,731
SiteOne Landscape Supply Inc *	800	67,176
SodaStream International Ltd (Israel) *	1,659	141,513

		1,033,899

Consumer, Non-Cyclical - 28.5%

Agios Pharmaceuticals Inc *	1,273	107,225
Amicus Therapeutics Inc *	5,060	79,037
Audentes Therapeutics Inc *	1,763	67,364
Blueprint Medicines Corp *	1,063	67,479
CRISPR Therapeutics AG (Switzerland) *	762	44,775
Exact Sciences Corp *	1,616	96,621
FibroGen Inc *	1,722	107,797
Glaukos Corp *	2,094	85,100
Grand Canyon Education Inc *	1,520	169,647
GW Pharmaceuticals PLC ADR (United Kingdom) *	866	120,842
HealthEquity Inc *	1,512	113,551
Immunomedics Inc *	3,766	89,141
Inogen Inc *	521	97,078
Insmed Inc *	1,463	34,600
Insperity Inc	1,015	96,679
Insulet Corp *	2,356	201,909
iRhythm Technologies Inc *	268	21,743
Loxo Oncology Inc *	800	138,784
Madrigal Pharmaceuticals *	197	55,099
Myovant Sciences Ltd *	1,973	45,123
Paylocity Holdings Corp *	1,240	72,986
Penumbra Inc *	1,395	192,719
Sage Therapeutics Inc *	608	95,170
Sarepta Therapeutics Inc *	1,130	149,363
Spark Therapeutics Inc *	1,427	118,099
Teladoc Inc *	1,222	70,937
Weight Watchers International Inc *	1,141	115,355

		2,654,223

	Shares	Value

Financial - 10.5%

Air Lease Corp	1,706	$71,601
Cadence BanCorp	3,407	98,360
CenterState Bank Corp	4,610	137,470
Evercore Inc ‘A’	1,112	117,260
Hamilton Lane Inc ‘A’	2,247	107,789
Moelis & Co ‘A’	1,712	100,409
Texas Capital Bancshares Inc *	675	61,763
Webster Financial Corp	1,388	88,416
Western Alliance Bancorp *	1,854	104,955
Wintrust Financial Corp	1,033	89,923

		977,946

Industrial - 12.8%

Aerovironment Inc *	2,096	149,717
Atlas Air Worldwide Holdings Inc *	1,720	123,324
Axon Enterprise Inc *	2,428	153,401
BWX Technologies Inc	1,096	68,303
Cactus Inc ‘A’ *	2,192	74,068
Chart Industries Inc *	756	46,630
Curtiss-Wright Corp	611	72,721
GasLog Ltd (Monaco)	2,454	46,871
Generac Holdings Inc *	902	46,660
MasTec Inc *	2,809	142,557
Proto Labs Inc *	647	76,961
RBC Bearings Inc *	462	59,510
Trex Co Inc *	1,116	69,850
XPO Logistics Inc *	606	60,709

		1,191,282

Technology - 17.7%

2U Inc *	1,694	141,551
Appian Corp *	1,447	52,324
Aspen Technology Inc *	880	81,611
Carbon Black Inc *	2,014	52,364
Cision Ltd *	4,434	66,288
Coupa Software Inc *	2,011	125,165
Entegris Inc	1,133	38,409
EPAM Systems Inc *	983	122,216
Everbridge Inc *	3,198	151,649
Five9 Inc *	3,284	113,528
HubSpot Inc *	1,182	148,223
Instructure Inc *	1,083	46,082
Lumentum Holdings Inc *	926	53,615
Monolithic Power Systems Inc	1,098	146,770
New Relic Inc *	1,182	118,897
Paycom Software Inc *	1,033	102,091
Talend SA ADR *	1,340	83,455

		1,644,238

Total Common Stocks (Cost $6,046,194)		9,099,841

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	103,262	103,262

Total Short-Term Investment (Cost $103,262)		103,262

TOTAL INVESTMENTS - 98.9% (Cost $6,149,456)		9,203,103

OTHER ASSETS & LIABILITIES, NET - 1.1%		98,682

NET ASSETS - 100.0%		$9,301,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$9,099,841	$9,099,841	$—	$—
	Short-Term Investment	103,262	103,262	—	—

	Total	$9,203,103	$9,203,103	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.5%

Basic Materials - 1.5%

The Sherwin-Williams Co	6,273	$2,556,687

Communications - 23.4%

Alibaba Group Holding Ltd ADR (China) *	6,701	1,243,236
Alphabet Inc ‘A’ *	6,227	7,031,466
Alphabet Inc ‘C’ *	3,625	4,044,231
Amazon.com Inc *	6,340	10,776,732
Booking Holdings Inc *	1,181	2,393,993
Comcast Corp ‘A’	38,068	1,249,011
Facebook Inc ‘A’ *	41,971	8,155,805
Netflix Inc *	12,893	5,046,707

		39,941,181

Consumer, Cyclical - 5.6%

Aramark	9,225	342,247
Costco Wholesale Corp	3,676	768,210
Dollar Tree Inc *	7,643	649,655
Hilton Worldwide Holdings Inc	9,455	748,458
Lululemon Athletica Inc *	3,646	455,203
Marriott International Inc ‘A’	11,938	1,511,351
NIKE Inc ‘B’	28,060	2,235,821
Ross Stores Inc	14,467	1,226,078
Six Flags Entertainment Corp	9,645	675,632
Starbucks Corp	19,651	959,951

		9,572,606

Consumer, Non-Cyclical - 21.2%

Abbott Laboratories	21,586	1,316,530
Biogen Inc *	3,775	1,095,656
BioMarin Pharmaceutical Inc *	4,106	386,785
Bristol-Myers Squibb Co	18,864	1,043,934
Colgate-Palmolive Co	14,596	945,967
Constellation Brands Inc ‘A’	11,723	2,565,813
CoStar Group Inc *	211	87,065
Danaher Corp	30,432	3,003,030
Edwards Lifesciences Corp *	8,910	1,297,029
Eli Lilly & Co	6,181	527,425
FleetCor Technologies Inc *	6,701	1,411,566
Global Payments Inc	14,599	1,627,642
Medtronic PLC	23,891	2,045,308
Monster Beverage Corp *	9,251	530,082
PayPal Holdings Inc *	24,084	2,005,475
Pernod Ricard SA (France)	2,571	419,600
Philip Morris International Inc	12,061	973,805
Regeneron Pharmaceuticals Inc *	1,147	395,703
Square Inc ‘A’ *	2,904	179,002
Stryker Corp	8,846	1,493,736
The Estee Lauder Cos Inc ‘A’	8,430	1,202,877
Thermo Fisher Scientific Inc	18,385	3,808,269
TransUnion	11,964	857,101
Verisk Analytics Inc *	20,514	2,208,127
Vertex Pharmaceuticals Inc *	9,177	1,559,723
Worldpay Inc ‘A’ *	12,620	1,032,064
Zoetis Inc	25,792	2,197,220

		36,216,534

Energy - 1.0%

Concho Resources Inc *	3,910	540,948
Pioneer Natural Resources Co	5,785	1,094,753

		1,635,701

Financial - 13.2%

American Tower Corp REIT	16,446	2,371,020
Aon PLC	14,035	1,925,181
Intercontinental Exchange Inc	23,763	1,747,769

	Shares	Value

Mastercard Inc ‘A’	30,532	$6,000,149
Morgan Stanley	14,367	680,996
The Blackstone Group LP	14,183	456,267
The Charles Schwab Corp	38,201	1,952,071
Visa Inc ‘A’	55,797	7,390,313

		22,523,766

Industrial - 7.6%

AMETEK Inc	18,328	1,322,548
Amphenol Corp ‘A’	15,366	1,339,147
Canadian Pacific Railway Ltd (Canada)	7,804	1,428,288
FLIR Systems Inc	8,142	423,140
Fortive Corp	15,051	1,160,583
Honeywell International Inc	3,623	521,893
Roper Technologies Inc	7,202	1,987,104
TE Connectivity Ltd	8,748	787,845
Union Pacific Corp	12,761	1,807,978
Vulcan Materials Co	16,598	2,142,138

		12,920,664

Technology - 26.0%

Activision Blizzard Inc	44,141	3,368,841
Adobe Systems Inc *	29,137	7,103,892
Analog Devices Inc	11,079	1,062,698
Apple Inc	13,933	2,579,138
Cognizant Technology Solutions Corp ‘A’	14,142	1,117,077
Electronic Arts Inc *	23,602	3,328,354
Fidelity National Information Services Inc	16,964	1,798,693
Fiserv Inc *	43,963	3,257,219
Intuit Inc	13,214	2,699,686
Microsoft Corp	99,930	9,854,097
MSCI Inc	5,255	869,335
NVIDIA Corp	11,704	2,772,678
PTC Inc *	4,627	434,059
salesforce.com Inc *	30,330	4,137,012

		44,382,779

Total Common Stocks (Cost $96,033,778)		169,749,918

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,185,703	1,185,703

Total Short-Term Investment (Cost $1,185,703)		1,185,703

TOTAL INVESTMENTS - 100.2% (Cost $97,219,481)		170,935,621

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(268,953)

NET ASSETS - 100.0%		$170,666,668

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,556,687	$2,556,687	$—	$—
	Communications	39,941,181	39,941,181	—	—
	Consumer, Cyclical	9,572,606	9,572,606	—	—
	Consumer, Non-Cyclical	36,216,534	35,796,934	419,600	—
	Energy	1,635,701	1,635,701	—	—
	Financial	22,523,766	22,523,766	—	—
	Industrial	12,920,664	12,920,664	—	—
	Technology	44,382,779	44,382,779	—	—

	Total Common Stocks	169,749,918	169,330,318	419,600	—

	Short-Term Investment	1,185,703	1,185,703	—	—

	Total	$170,935,621	$170,516,021	$419,600	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.1%

Basic Materials - 3.6%

Air Products & Chemicals Inc	15,191	$2,365,694
Freeport-McMoRan Inc *	150,106	2,590,830
PPG Industries Inc	25,080	2,601,548

		7,558,072

Communications - 12.8%

AT&T Inc	99,628	3,199,055
Charter Communications Inc ‘A’ *	15,723	4,610,141
Comcast Corp ‘A’	99,282	3,257,442
DISH Network Corp ‘A’ *	107,139	3,600,942
Motorola Solutions Inc	56,128	6,531,615
Twenty-First Century Fox Inc ‘B’	114,427	5,637,818

		26,837,013

Consumer, Cyclical - 2.0%

The Home Depot Inc	21,350	4,165,385

Consumer, Non-Cyclical - 19.5%

AmerisourceBergen Corp	28,854	2,460,381
Amgen Inc	18,533	3,421,006
Anheuser-Busch InBev SA/NV ADR (Belgium)	20,286	2,044,017
Anthem Inc	24,601	5,855,776
British American Tobacco PLC ADR (United Kingdom)	42,010	2,119,405
CVS Health Corp	66,616	4,286,740
Johnson & Johnson	30,840	3,742,126
Kimberly-Clark Corp	17,189	1,810,689
McCormick & Co Inc	21,805	2,531,342
Merck & Co Inc	63,608	3,861,006
Novartis AG ADR (Switzerland)	22,041	1,664,977
Philip Morris International Inc	42,108	3,399,800
UnitedHealth Group Inc	14,681	3,601,837

		40,799,102

Energy - 12.4%

Chevron Corp	34,345	4,342,238
Exxon Mobil Corp	46,167	3,819,396
Halliburton Co	86,238	3,885,884
National Oilwell Varco Inc	63,637	2,761,846
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	44,944	3,111,473
Schlumberger Ltd	41,139	2,757,547
Suncor Energy Inc (Canada)	130,940	5,326,639

		26,005,023

Financial - 28.3%

American Express Co	45,312	4,440,576
American Tower Corp REIT	25,059	3,612,756

	Shares	Value

Bank of America Corp	169,917	$4,789,960
Capital One Financial Corp	27,925	2,566,308
Citigroup Inc	39,420	2,637,986
JPMorgan Chase & Co	95,164	9,916,089
Marsh & McLennan Cos Inc	49,836	4,085,057
MetLife Inc	42,172	1,838,699
State Street Corp	27,653	2,574,218
Synchrony Financial	67,670	2,258,825
The Bank of New York Mellon Corp	53,447	2,882,397
The Progressive Corp	43,225	2,556,759
The Travelers Cos Inc	23,068	2,822,139
US Bancorp	109,869	5,495,647
Wells Fargo & Co	121,406	6,730,749

		59,208,165

Industrial - 12.4%

Honeywell International Inc	41,652	5,999,971
Illinois Tool Works Inc	33,665	4,663,949
Martin Marietta Materials Inc	17,926	4,003,414
TE Connectivity Ltd	51,467	4,635,118
United Parcel Service Inc ‘B’	23,195	2,464,005
United Technologies Corp	33,967	4,246,894

		26,013,351

Technology - 5.5%

Microsoft Corp	59,205	5,838,205
Oracle Corp	94,057	4,144,151
Xerox Corp	61,501	1,476,024

		11,458,380

Utilities - 1.6%

Sempra Energy	28,466	3,305,187

Total Common Stocks (Cost $133,765,195)		205,349,678

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio	4,017,185	4,017,185

Total Short-Term Investment (Cost $4,017,185)		4,017,185

TOTAL INVESTMENTS - 100.0% (Cost $137,782,380)		209,366,863

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(77,858)

NET ASSETS - 100.0%		$209,289,005

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$205,349,678	$205,349,678	$—	$—
	Short-Term Investment	4,017,185	4,017,185	—	—

	Total	$209,366,863	$209,366,863	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%

Basic Materials - 2.9%

Olin Corp	3,300	$94,776
Steel Dynamics Inc	2,000	91,900
The Chemours Co	2,200	97,592

		284,268

Communications - 6.0%

eBay Inc *	3,400	123,284
GrubHub Inc *	1,300	136,383
LogMeIn Inc	1,100	113,575
RingCentral Inc ‘A’ *	1,500	105,525
Viacom Inc ‘B’	3,500	105,560

		584,327

Consumer, Cyclical - 11.1%

Alaska Air Group Inc	1,700	102,663
Aramark	3,200	118,720
BorgWarner Inc	2,800	120,848
Lululemon Athletica Inc *	1,100	137,335
Michael Kors Holdings Ltd *	1,700	113,220
Pool Corp	1,000	151,500
PVH Corp	700	104,804
Tiffany & Co	900	118,440
Watsco Inc	600	106,968

		1,074,498

Consumer, Non-Cyclical - 22.9%

Acadia Healthcare Co Inc *	2,500	102,275
Booz Allen Hamilton Holding Corp	3,100	135,563
Euronet Worldwide Inc *	1,500	125,655
Hill-Rom Holdings Inc	1,200	104,808
Ionis Pharmaceuticals Inc *	2,000	83,340
Laboratory Corp of America Holdings *	800	143,624
Lamb Weston Holdings Inc	2,300	157,573
ManpowerGroup Inc	1,600	137,696
MarketAxess Holdings Inc	600	118,716
Neurocrine Biosciences Inc *	1,100	108,064
Patterson Cos Inc	4,500	102,015
Post Holdings Inc *	1,400	120,428
Quanta Services Inc *	3,300	110,220
Service Corp International	4,100	146,739
Syneos Health Inc *	2,500	117,250
Teleflex Inc	500	134,105
The Cooper Cos Inc	600	141,270
Tyson Foods Inc ‘A’	1,900	130,815

		2,220,156

Energy - 6.1%

Energen Corp *	1,400	101,948
Marathon Petroleum Corp	2,300	161,368
Noble Energy Inc	4,900	172,872
Pioneer Natural Resources Co	800	151,392

		587,580

Financial - 20.8%

Alleghany Corp	300	172,491
DCT Industrial Trust Inc REIT	1,900	126,787
Discover Financial Services	2,100	147,861
Douglas Emmett Inc REIT	3,200	128,576
Equity LifeStyle Properties Inc REIT	1,400	128,660
Everest Re Group Ltd	500	115,240
FNB Corp	9,000	120,780
Highwoods Properties Inc REIT	2,700	136,971
Hudson Pacific Properties Inc REIT	3,500	124,005
Huntington Bancshares Inc	9,600	141,696
Mid-America Apartment Communities Inc REIT	1,300	130,871

	Shares	Value

Raymond James Financial Inc	1,400	$125,090
SunTrust Banks Inc	2,600	171,652
Western Alliance Bancorp *	2,000	113,220
Zions Bancorp	2,500	131,725

		2,015,625

Industrial - 13.2%

Graphic Packaging Holding Co	5,700	82,707
Hubbell Inc	1,100	116,314
ITT Inc	1,800	94,086
Kirby Corp *	1,400	117,040
Owens Corning	1,700	107,729
Packaging Corp of America	1,200	134,148
Parker-Hannifin Corp	800	124,680
PerkinElmer Inc	1,300	95,199
Spirit AeroSystems Holdings Inc ‘A’	1,700	146,047
Stanley Black & Decker Inc	1,000	132,810
Waste Management Inc	1,500	122,010

		1,272,770

Technology - 9.8%

Analog Devices Inc	2,200	211,024
Nuance Communications Inc *	6,500	90,252
ON Semiconductor Corp *	6,000	133,410
PTC Inc *	1,200	112,572
RealPage Inc *	1,800	99,180
Synopsys Inc *	1,800	154,026
Take-Two Interactive Software Inc *	1,200	142,032

		942,496

Utilities - 5.2%

Ameren Corp	2,400	146,040
CMS Energy Corp	3,400	160,752
Public Service Enterprise Group Inc	3,600	194,904

		501,696

Total Common Stocks (Cost $9,279,273)		9,483,416

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	292,634	292,634

Total Short-Term Investment (Cost $292,634)		292,634

TOTAL INVESTMENTS - 101.0% (Cost $9,571,907)		9,776,050

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(96,439)

NET ASSETS - 100.0%		$9,679,611

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$9,483,416	$9,483,416	$—	$—
	Short-Term Investment	292,634	292,634	—	—

	Total	$9,776,050	$9,776,050	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.5%

Basic Materials - 1.3%

Orion Engineered Carbons SA (Luxembourg)	32,920	$1,015,582

Communications - 4.3%

A10 Networks Inc *	99,216	618,116
Extreme Networks Inc *	44,830	356,847
Finisar Corp *	34,120	614,160
Houghton Mifflin Harcourt Co *	61,127	467,622
Infinera Corp *	48,640	482,995
Scholastic Corp	19,200	850,752

		3,390,492

Consumer, Cyclical - 14.1%

Anixter International Inc *	14,660	927,978
Bloomin’ Brands Inc	35,240	708,324
BMC Stock Holdings Inc *	18,980	395,733
Citi Trends Inc	28,500	782,040
Cooper-Standard Holdings Inc *	7,893	1,031,378
Crocs Inc *	40,700	716,727
Dana Inc	21,190	427,826
Deckers Outdoor Corp *	9,630	1,087,131
Hawaiian Holdings Inc	19,700	708,215
Knoll Inc	40,350	839,683
Red Robin Gourmet Burgers Inc *	11,660	543,356
Signet Jewelers Ltd	14,420	803,915
SkyWest Inc	19,925	1,034,107
Taylor Morrison Home Corp ‘A’ *	29,830	619,867
Tower International Inc	17,690	562,542

		11,188,822

Consumer, Non-Cyclical - 10.3%

Booz Allen Hamilton Holding Corp	20,160	881,597
Cott Corp (Canada)	53,380	883,439
ICON PLC *	8,721	1,155,794
LifePoint Health Inc *	13,220	645,136
Molina Healthcare Inc *	7,840	767,850
Nomad Foods Ltd (United Kingdom) *	44,100	846,279
NutriSystem Inc	16,000	616,000
Sotheby’s *	16,940	920,520
TrueBlue Inc *	15,340	413,413
Viad Corp	8,100	439,425
WellCare Health Plans Inc *	2,710	667,310

		8,236,763

Energy - 9.2%

Dril-Quip Inc	10,260	527,364
Helix Energy Solutions Group Inc *	43,240	360,189
MRC Global Inc *	35,040	759,317
Oasis Petroleum Inc *	75,410	978,068
Oil States International Inc *	21,460	688,866
Patterson-UTI Energy Inc	35,430	637,740
QEP Resources Inc *	71,700	879,042
RPC Inc	39,830	580,323
SM Energy Co	37,840	972,110
SRC Energy Inc *	83,480	919,950

		7,302,969

Financial - 29.3%

1st Source Corp	10,919	583,402
Armada Hoffler Properties Inc REIT	38,540	574,246
Associated Banc-Corp	43,610	1,190,553
BankUnited Inc	17,080	697,718
Customers Bancorp Inc *	27,126	769,836
Education Realty Trust Inc REIT	21,990	912,585
Essent Group Ltd *	17,290	619,328
First American Financial Corp	10,930	565,300
First Commonwealth Financial Corp	41,430	642,579

	Shares	Value

Fulton Financial Corp	38,540	$635,910
Gramercy Property Trust REIT	27,545	752,529
Heritage Financial Corp	29,622	1,032,327
Hope Bancorp Inc	52,041	927,892
Independence Realty Trust Inc REIT	86,080	887,485
Independent Bank Group Inc	17,720	1,183,696
National Storage Affiliates Trust REIT	35,510	1,094,418
Sandy Spring Bancorp Inc	14,720	603,667
Selective Insurance Group Inc	15,880	873,400
STAG Industrial Inc REIT	38,750	1,055,162
State Auto Financial Corp	13,200	394,812
Sterling Bancorp	52,660	1,237,510
Synovus Financial Corp	15,030	794,035
Texas Capital Bancshares Inc *	12,590	1,151,985
Umpqua Holdings Corp	56,680	1,280,401
Webster Financial Corp	16,920	1,077,804
WSFS Financial Corp	14,355	765,121
Zions Bancorp	19,924	1,049,796

		23,353,497

Industrial - 15.2%

AECOM * l	—	23
Air Transport Services Group Inc *	26,790	605,186
Atlas Air Worldwide Holdings Inc *	9,430	676,131
Columbus Mckinnon Corp	19,770	857,227
Covenant Transportation Group Inc ‘A’ *	20,443	643,954
EnerSys	10,710	799,394
Granite Construction Inc	14,830	825,438
Graphic Packaging Holding Co	63,510	921,530
MYR Group Inc *	15,640	554,594
Oshkosh Corp	11,110	781,255
Primoris Services Corp	17,550	477,887
Regal Beloit Corp	12,540	1,025,772
Saia Inc *	6,026	487,202
Sanmina Corp *	23,200	679,760
SPX FLOW Inc *	11,630	509,045
Terex Corp	16,559	698,624
Trinseo SA	12,839	910,927
Tutor Perini Corp *	34,210	631,175

		12,085,124

Technology - 12.3%

CSG Systems International Inc	17,870	730,347
Kulicke & Soffa Industries Inc (Singapore)	38,850	925,407
Luxoft Holding Inc *	17,850	657,773
MagnaChip Semiconductor Corp (South Korea) *	65,388	670,227
Mellanox Technologies Ltd (Israel) *	5,870	494,841
Mitel Networks Corp *	49,561	543,684
NCR Corp *	32,860	985,143
NetScout Systems Inc *	24,830	737,451
Unisys Corp *	69,644	898,408
VeriFone Systems Inc *	28,220	643,980
Verint Systems Inc *	26,780	1,187,693
Virtusa Corp *	11,050	537,914
WNS Holdings Ltd ADR (India) *	15,450	806,181

		9,819,049

Utilities - 2.5%

Black Hills Corp	10,430	638,420
PNM Resources Inc	18,160	706,424
Portland General Electric Co	14,630	625,579

		1,970,423

Total Common Stocks (Cost $58,363,531)		78,362,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	1,174,569	$1,174,569

Total Short-Term Investment (Cost $1,174,569)		1,174,569

TOTAL INVESTMENTS - 100.0% (Cost $59,538,100)		79,537,290

OTHER ASSETS & LIABILITIES, NET - 0.0%		16,547

NET ASSETS - 100.0%		$79,553,837

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$78,362,721	$78,362,721	$—	$—
	Short-Term Investment	1,174,569	1,174,569	—	—

	Total	$79,537,290	$79,537,290	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 1.6%

Brazil - 1.5%

Itau Unibanco Holding SA ADR	72,040	$747,775
Lojas Americanas SA	430,218	1,842,642

		2,590,417

India - 0.1%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	708,924	79,775

Total Preferred Stocks (Cost $2,575,312)		2,670,192

COMMON STOCKS - 94.9%

Argentina - 0.3%

MercadoLibre Inc	1,790	535,085

Belgium - 0.3%

Anheuser-Busch InBev SA/NV	4,257	429,383

Brazil - 3.1%

Atacadao Distribuicao Comercio e Industria Ltda	427,200	1,640,131
B3 SA - Brasil Bolsa Balcao	427,654	2,266,403
Vale SA ADR	107,890	1,383,150

		5,289,684

Chile - 0.2%

Banco de Chile	1,745,475	269,811
SACI Falabella	12,917	118,377

		388,188

China - 24.9%

3SBio Inc * ~	122,000	275,679
Alibaba Group Holding Ltd ADR *	51,719	9,595,426
BEST Inc ADR *	26,329	321,740
China International Capital Corp Ltd ‘H’ ~	374,400	663,736
Ctrip.com International Ltd ADR *	72,950	3,474,608
Dong-E-E-Jiao Co Ltd ‘A’	100,200	811,955
Huazhu Group Ltd ADR	87,917	3,691,635
JD.com Inc ADR *	23,045	897,603
Jiangsu Hengrui Medicine Co Ltd ‘A’	258,456	2,949,935
Kweichow Moutai Co Ltd ‘A’	18,544	2,041,371
New Oriental Education & Technology Group Inc ADR	15,190	1,437,885
Ping An Healthcare and Technology Co Ltd * ~	12,726	81,103
Sinopharm Group Co Ltd ‘H’	757,000	3,044,171
Sunny Optical Technology Group Co Ltd	23,000	426,589
Tencent Holdings Ltd	170,922	8,582,917
Vipshop Holdings Ltd ADR *	72,090	782,177
Want China Holdings Ltd	165,000	146,723
Wuxi Biologics Cayman Inc * ~	35,000	388,260
Yum China Holdings Inc	21,440	824,582
ZTO Express Cayman Inc ADR	68,160	1,363,200

		41,801,295

Colombia - 0.8%

Grupo Aval Acciones y Valores SA ADR	115,819	960,139
Grupo de Inversiones Suramericana SA	27,097	349,269

		1,309,408

Egypt - 0.4%

Commercial International Bank Egypt SAE	156,809	748,300

	Shares	Value

France - 5.8%

Kering SA	9,967	$5,614,417
LVMH Moet Hennessy Louis Vuitton SE	12,666	4,205,357

		9,819,774

Germany - 0.3%

Puma SE	826	482,556

Hong Kong - 4.4%

AIA Group Ltd	506,800	4,414,943
Hong Kong Exchanges & Clearing Ltd	16,928	506,615
Hutchison China MediTech Ltd ADR *	11,020	332,143
Jardine Strategic Holdings Ltd	58,811	2,142,394

		7,396,095

India - 10.9%

Apollo Hospitals Enterprise Ltd	51,750	792,536
Biocon Ltd	113,257	1,024,051
Cholamandalam Investment and Finance Co Ltd	30,320	669,535
Dalmia Bharat Ltd	6,337	210,892
Housing Development Finance Corp Ltd	185,829	5,178,047
Kotak Mahindra Bank Ltd	249,920	4,904,821
Reliance Industries Ltd	14,797	210,235
Tata Consultancy Services Ltd	70,027	1,888,641
UltraTech Cement Ltd	20,755	1,157,409
Zee Entertainment Enterprises Ltd	285,944	2,272,034

		18,308,201

Indonesia - 1.1%

P.T. Astra International Tbk	633,500	291,660
P.T. Bank Central Asia Tbk	388,200	579,750
P.T. Bank Mandiri Persero Tbk	1,124,200	537,849
P.T. Indocement Tunggal Prakarsa Tbk	549,200	522,241

		1,931,500

Italy - 1.3%

PRADA SpA	476,500	2,195,413

Malaysia - 0.6%

Genting Bhd	490,500	1,020,422

Mexico - 4.5%

Fomento Economico Mexicano SAB de CV	276,357	2,428,738
Fomento Economico Mexicano SAB de CV ADR	12,770	1,121,078
Grupo Aeroportuario del Sureste SAB de CV ‘B’	52,906	840,465
Grupo Financiero Inbursa SAB de CV ‘O’	934,352	1,312,593
Grupo Mexico SAB de CV ‘B’	653,855	1,853,224

		7,556,098

Peru - 1.2%

Credicorp Ltd	9,180	2,066,602

Philippines - 3.4%

Ayala Corp	32,910	567,292
Ayala Land Inc	1,365,700	969,652
Jollibee Foods Corp	187,940	926,629
SM Investments Corp	116,642	1,913,509
SM Prime Holdings Inc	2,052,670	1,382,728

		5,759,810

Russia - 7.2%

LUKOIL PJSC ADR	14,077	958,670
Magnit PJSC	22,342	1,638,805
Novatek PJSC GDR ~	40,870	6,041,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Polyus PJSC GDR ~	10,600	$348,210
Sberbank of Russia PJSC	427,177	1,483,828
Sberbank of Russia PJSC ADR	31,278	447,417
Yandex NV ‘A’ *	31,770	1,140,543

		12,058,548

South Africa - 2.9%

FirstRand Ltd	598,818	2,781,750
Mediclinic International PLC	126,900	879,143
Shoprite Holdings Ltd	78,382	1,256,363
Steinhoff International Holdings NV *	506,409	47,623

		4,964,879

South Korea - 8.8%

Amorepacific Corp	4,586	1,327,529
AMOREPACIFIC Group	2,558	283,557
Kakao Corp	5,456	560,304
LG Household & Health Care Ltd	2,535	3,176,539
NAVER Corp	5,327	3,645,291
Netmarble Corp ~	4,757	650,814
Samsung Biologics Co Ltd * ~	4,937	1,847,887
Samsung Electronics Co Ltd	80,480	3,371,274

		14,863,195

Spain - 0.1%

Prosegur Cash SA ~	74,200	200,163

Switzerland - 3.6%

Glencore PLC	1,263,466	5,998,664

Taiwan - 5.2%

Taiwan Semiconductor Manufacturing Co Ltd	1,230,995	8,741,393

Turkey - 0.8%

Anadolu Efes Biracilik Ve Malt Sanayii AS	167,878	862,887
BIM Birlesik Magazalar AS	28,990	423,374

		1,286,261

United Arab Emirates - 1.8%

DP World Ltd	96,001	2,208,023
Emaar Properties PJSC	553,185	742,313

		2,950,336

United States - 1.0%

Snap Inc ‘A’ *	123,686	1,619,050

Total Common Stocks (Cost $105,802,312)		159,720,303

SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio	6,539,971	6,539,971

Total Short-Term Investment (Cost $6,539,971)		6,539,971

TOTAL INVESTMENTS - 100.4% (Cost $114,917,595)		168,930,466

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(735,598)

NET ASSETS - 100.0%		$168,194,868

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.5%
Communications	19.7%
Consumer, Non-Cyclical	18.6%
Consumer, Cyclical	14.7%
Technology	8.8%
Basic Materials	5.7%
Energy	4.3%
Short-Term Investment	3.9%
Others (each less than 3.0%)	4.2%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,670,192	$2,670,192	$—	$—
	Common Stocks
	Argentina	535,085	535,085	—	—
	Belgium	429,383	—	429,383	—
	Brazil	5,289,684	5,289,684	—	—
	Chile	388,188	388,188	—	—
	China	41,801,295	25,514,130	16,287,165	—
	Colombia	1,309,408	1,309,408	—	—
	Egypt	748,300	—	748,300	—
	France	9,819,774	—	9,819,774	—
	Germany	482,556	—	482,556	—
	Hong Kong	7,396,095	332,143	7,063,952	—
	India	18,308,201	—	18,308,201	—
	Indonesia	1,931,500	—	1,931,500	—
	Italy	2,195,413	—	2,195,413	—
	Malaysia	1,020,422	—	1,020,422	—
	Mexico	7,556,098	7,556,098	—	—
	Peru	2,066,602	2,066,602	—	—
	Philippines	5,759,810	—	5,759,810	—
	Russia	12,058,548	1,140,543	10,918,005	—
	South Africa	4,964,879	47,623	4,917,256	—
	South Korea	14,863,195	—	14,863,195	—
	Spain	200,163	200,163	—	—
	Switzerland	5,998,664	—	5,998,664	—
	Taiwan	8,741,393	—	8,741,393	—
	Turkey	1,286,261	—	1,286,261	—
	United Arab Emirates	2,950,336	2,208,023	742,313	—
	United States	1,619,050	1,619,050	—	—

	Total Common Stocks	159,720,303	48,206,740	111,513,563	—

	Short-Term Investment	6,539,971	6,539,971	—	—

	Total	$168,930,466	$57,416,903	$111,513,563	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$31,918,883	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
2,208,023	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

RIGHTS - 0.0%

Italy - 0.0%

Intesa Sanpaolo SPA Exp 08/01/18 *	197,501	$ —

Total Rights (Cost $0)		—

COMMON STOCKS - 98.0%

Australia - 2.0%

Amcor Ltd	24,583	261,924
Orica Ltd	18,375	241,235
Rio Tinto PLC	12,171	670,847

		1,174,006

Belgium - 1.0%

KBC Group NV	7,820	600,577

Brazil - 0.5%

Ambev SA ADR	61,893	286,565

Canada - 3.9%

Canadian National Railway Co	14,327	1,171,232
Suncor Energy Inc	26,791	1,090,266

		2,261,498

China - 2.7%

Alibaba Group Holding Ltd ADR *	1,574	292,024
Baidu Inc ADR *	1,854	450,522
Yum China Holdings Inc	22,473	864,312

		1,606,858

Denmark - 2.3%

Carlsberg AS ‘B’	3,358	395,097
Novo Nordisk AS ‘B’	20,139	930,232

		1,325,329

France - 15.1%

Air Liquide SA	10,936	1,370,777
Danone SA	9,762	712,734
Dassault Systemes SE	3,403	476,229
Engie SA	41,147	629,406
Essilor International Cie Generale d’Optique SA	3,279	462,327
Hermes International	310	189,365
L’Oreal SA	2,663	656,501
Legrand SA	7,469	547,083
LVMH Moet Hennessy Louis Vuitton SE	3,758	1,247,729
Pernod Ricard SA	7,449	1,215,714
Schneider Electric SE	15,942	1,325,846

		8,833,711

Germany - 10.1%

Bayer AG	15,222	1,671,737
Beiersdorf AG	9,078	1,028,975
Linde AG	2,554	606,777
Merck KGaA	5,412	526,845
MTU Aero Engines AG	1,978	378,870
ProSiebenSat.1 Media SE	13,083	331,066
SAP SE	11,723	1,353,044

		5,897,314

	Shares	Value

Hong Kong - 2.6%

AIA Group Ltd	171,262	$1,491,934

India - 3.4%

Housing Development Finance Corp Ltd	24,145	672,790
Tata Consultancy Services Ltd	47,858	1,290,739

		1,963,529

Israel - 1.4%

Check Point Software Technologies Ltd *	8,269	807,716

Italy - 2.3%

Eni SPA	36,214	671,458
Intesa Sanpaolo SPA	196,440	568,355
Luxottica Group SPA	1,632	105,078

		1,344,891

Japan - 13.7%

Daikin Industries Ltd	6,200	740,981
Denso Corp	13,300	648,963
FANUC Corp	2,400	475,708
Hoya Corp	25,700	1,457,935
Japan Tobacco Inc	24,300	679,098
Kao Corp	5,300	403,974
Kubota Corp	35,400	555,601
Kyocera Corp	12,000	674,855
Olympus Corp	21,800	815,486
Shin-Etsu Chemical Co Ltd	3,600	319,926
Terumo Corp	21,200	1,213,656

		7,986,183

Netherlands - 4.6%

Akzo Nobel NV	9,567	815,992
ING Groep NV	77,902	1,118,247
Randstad NV	12,680	744,256

		2,678,495

Singapore - 1.5%

DBS Group Holdings Ltd	46,400	902,342

Spain - 2.3%

Amadeus IT Group SA	17,384	1,366,948

Sweden - 0.7%

Essity AB ‘B’	17,289	425,337

Switzerland - 11.6%

Julius Baer Group Ltd	10,334	605,278
Kuehne + Nagel International AG	1,496	224,582
Nestle SA	25,470	1,973,947
Novartis AG	12,168	921,737
Roche Holding AG	6,318	1,401,700
UBS Group AG	75,797	1,161,996
Zurich Insurance Group AG	1,706	504,516

		6,793,756

Taiwan - 1.2%

Taiwan Semiconductor Manufacturing Co Ltd ADR	19,480	712,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

United Kingdom - 14.4%

Barclays PLC	193,992	$479,496
Compass Group PLC	61,575	1,312,509
Diageo PLC	27,055	971,974
Experian PLC	39,512	974,706
Just Eat PLC *	5,322	54,574
Prudential PLC	18,258	416,215
Reckitt Benckiser Group PLC	12,205	1,002,821
RELX NV	30,518	648,778
RELX PLC	5,752	122,834
Rolls-Royce Holdings PLC *	46,890	610,745
Rolls-Royce Holdings PLC ‘C’ *	7,040,715	9,292
Smiths Group PLC	18,259	407,859
Tesco PLC	96,450	326,348
WPP PLC	67,427	1,059,384

		8,397,535

United States - 0.7%

QIAGEN NV *	11,566	419,258

Total Common Stocks (Cost $30,497,937)		57,275,971

	Shares	Value

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	333,074	$333,074

Total Short-Term Investment (Cost $333,074)		333,074

TOTAL INVESTMENTS - 98.6% (Cost $30,831,011)		57,609,045

OTHER ASSETS & LIABILITIES, NET - 1.4%		837,292

NET ASSETS - 100.0%		$58,446,337

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.8%
Industrial	15.5%
Financial	14.6%
Technology	10.3%
Consumer, Cyclical	7.5%
Basic Materials	6.5%
Communications	3.7%
Energy	3.0%
Others (each less than 3.0%)	1.7%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,174,006	$—	$1,174,006	$—
	Belgium	600,577	—	600,577	—
	Brazil	286,565	286,565	—	—
	Canada	2,261,498	2,261,498	—	—
	China	1,606,858	1,606,858	—	—
	Denmark	1,325,329	—	1,325,329	—
	France	8,833,711	—	8,833,711	—
	Germany	5,897,314	—	5,897,314	—
	Hong Kong	1,491,934	—	1,491,934	—
	India	1,963,529	—	1,963,529	—
	Israel	807,716	807,716	—	—
	Italy	1,344,891	—	1,344,891	—
	Japan	7,986,183	—	7,986,183	—
	Netherlands	2,678,495	—	2,678,495	—
	Singapore	902,342	—	902,342	—
	Spain	1,366,948	—	1,366,948	—
	Sweden	425,337	—	425,337	—
	Switzerland	6,793,756	—	6,793,756	—
	Taiwan	712,189	712,189	—	—
	United Kingdom	8,397,535	—	8,397,535	—
	United States	419,258	—	419,258	—

	Total Common Stocks	57,275,971	5,674,826	51,601,145	—

	Short-Term Investment	333,074	333,074	—	—

	Total	$57,609,045	$6,007,900	$51,601,145	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$9,201,899	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.2%

Australia - 5.9%

Asaleo Care Ltd	89,001	$91,759
Australian Pharmaceutical Industries Ltd	52,648	66,174
Aveo Group »	117,013	210,373
Beach Energy Ltd	139,899	181,082
Charter Hall Long Wale REIT	78,445	255,164
Charter Hall Retail REIT	70,183	217,573
Costa Group Holdings Ltd	39,996	243,701
CSR Ltd	105,516	358,024
GrainCorp Ltd ‘A’	35,876	203,688
GWA Group Ltd	181,836	456,722
Metcash Ltd	174,340	336,255
Nine Entertainment Co Holdings Ltd	128,865	236,303
Orora Ltd	223,780	591,051
Sandfire Resources NL	49,279	333,673
Seven Group Holdings Ltd	16,893	237,774
Shopping Centres Australasia Property Group REIT	104,039	188,704
Super Retail Group Ltd	15,872	95,074
Whitehaven Coal Ltd	77,662	331,518
WorleyParsons Ltd	26,546	342,892

		4,977,504

Austria - 0.5%

AT&S Austria Technologie & Systemtechnik AG	8,682	160,371
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,585	260,737

		421,108

Belgium - 0.5%

Barco NV	2,535	309,411
Orange Belgium SA	4,702	79,244

		388,655

Canada - 7.8%

AGF Management Ltd ‘B’	45,600	241,415
Alaris Royalty Corp	15,500	187,936
BlackPearl Resources Inc *	78,900	87,623
BRP Inc	10,200	491,748
Canfor Pulp Products Inc	19,800	379,840
Cascades Inc	14,700	131,608
Choice Properties REIT	21,700	199,891
Cogeco Communications Inc	4,000	198,136
Detour Gold Corp *	16,000	143,856
Dundee Precious Metals Inc *	89,300	213,290
Element Fleet Management Corp	58,500	275,001
Empire Co Ltd ‘A’	12,900	258,952
Enerplus Corp	42,100	530,954
Genworth MI Canada Inc	11,642	378,842
Hudbay Minerals Inc	31,200	173,960
NuVista Energy Ltd *	37,900	262,920
Parex Resources Inc *	19,400	366,263
Premier Gold Mines Ltd *	82,300	163,392
Raging River Exploration Inc *	49,100	212,886
Rocky Mountain Dealership Inc	23,900	200,159
Seven Generations Energy Ltd ‘A’ *	19,600	216,030
Sherritt International Corp *	296,900	250,682
SmartCentres REIT	9,400	218,295
Taseko Mines Ltd *	33,852	36,050
The Stars Group Inc *	7,000	253,877
Transat AT Inc *	29,500	183,555
Trican Well Service Ltd *	55,600	126,455
Wajax Corp	13,300	251,907

		6,635,523

China - 0.3%

Gemdale Properties & Investment Corp Ltd	2,326,886	250,836

	Shares	Value

Denmark - 2.9%

Dfds AS	7,999	$509,149
FLSmidth & Co AS	3,017	180,013
Rockwool International AS ‘B’	1,357	528,967
Royal Unibrew AS	7,295	579,719
Spar Nord Bank AS	19,282	206,079
Topdanmark AS	9,953	434,660

		2,438,587

Finland - 0.7%

Ramirent OYJ	25,875	273,961
Valmet OYJ	16,096	309,387

		583,348

France - 5.4%

Alstom SA	8,791	403,318
Alten SA	3,202	329,153
Arkema SA	2,139	252,403
Beneteau SA	10,613	198,816
Coface SA *	28,165	312,276
Derichebourg SA	29,559	186,392
Eiffage SA	5,037	547,238
Eramet *	3,485	457,196
Eutelsat Communications SA	9,574	198,136
Ipsen SA	2,655	415,267
IPSOS	6,285	214,473
Kaufman & Broad SA	5,316	250,340
SCOR SE	5,160	190,823
Trigano SA	3,387	600,888

		4,556,719

Germany - 7.2%

AIXTRON SE *	10,464	134,663
Aurubis AG	2,833	216,255
Bauer AG	7,058	155,503
Brenntag AG	8,787	488,221
Cewe Stiftung & Co KGaA	1,558	143,847
Covestro AG ~	4,322	384,155
Deutz AG	29,132	224,139
DIC Asset AG	16,283	182,388
HOCHTIEF AG	3,179	573,279
HUGO BOSS AG	3,719	337,273
Jenoptik AG	14,595	570,906
LEG Immobilien AG	4,343	471,797
Leoni AG	4,798	243,159
OSRAM Licht AG	1,736	70,698
PNE AG	3,688	9,786
Rheinmetall AG	4,251	467,706
Scout24 AG ~	5,277	279,307
Siltronic AG *	1,961	278,660
Software AG	2,626	122,049
TAG Immobilien AG	15,015	330,222
Talanx AG	6,969	253,878
United Internet AG	2,330	133,024

		6,070,915

Hong Kong - 2.6%

Champion REIT	401,000	265,959
Dah Sing Financial Holdings Ltd	24,800	144,618
HK Electric Investments & HK Electric Investments Ltd » ~	425,000	405,195
Kerry Properties Ltd	74,500	356,030
Melco International Development Ltd	85,000	260,746
Shun Tak Holdings Ltd	536,000	218,746
The Hongkong & Shanghai Hotels Ltd	102,500	145,897
Valuetronics Holdings Ltd	272,500	132,475
Vitasoy International Holdings Ltd	92,000	293,959

		2,223,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

India - 0.4%

Vedanta Resources PLC	37,218	$315,827

Israel - 0.6%

Gazit-Globe Ltd	24,068	222,188
Nova Measuring Instruments Ltd *	9,565	260,646

		482,834

Italy - 2.6%

A2A SPA	234,206	405,395
ASTM SpA	9,410	217,345
DiaSorin SPA	2,663	302,636
El.En. SpA	7,380	240,361
ERG SPA	14,517	316,637
Infrastrutture Wireless Italiane SpA ~	30,674	236,018
Iren SPA	101,761	259,644
Rizzoli Corriere Della Sera Mediagroup SPA *	143,573	181,078

		2,159,114

Japan - 25.4%

Asahi Diamond Industrial Co Ltd	28,600	201,620
Capcom Co Ltd	20,400	501,630
Citizen Watch Co Ltd	32,400	212,457
cocokara fine Inc	3,700	227,492
Cosel Co Ltd	21,200	267,655
Daiho Corp	41,000	243,636
Daiwabo Holdings Co Ltd	11,100	590,008
DIC Corp	7,200	224,546
DMG Mori Co Ltd	17,000	235,024
Feed One Co Ltd	110,200	229,306
First-corp Inc	24,000	237,158
Foster Electric Co Ltd	8,800	125,900
Glory Ltd	7,100	198,380
Goldcrest Co Ltd	19,900	323,253
Haseko Corp	29,000	399,710
Japan Securities Finance Co Ltd	43,500	237,891
Kato Sangyo Co Ltd	7,000	239,709
Kinden Corp	23,000	375,120
Kobe Bussan Co Ltd	6,100	300,480
Kureha Corp	5,200	370,994
Leopalace21 Corp	45,900	251,134
Look Holdings Inc	10,527	129,318
Maruwa Co Ltd/Aichi	7,200	575,517
Megmilk Snow Brand Co Ltd	7,400	197,688
Meidensha Corp	75,000	270,165
Meitec Corp	6,600	316,347
Miraca Holdings Inc	8,100	240,937
Mochida Pharmaceutical Co Ltd	3,100	225,648
Morinaga & Co Ltd	4,600	220,569
Morinaga Milk Industry Co Ltd	7,100	265,336
Nagase & Co Ltd	29,400	458,805
Nihon Unisys Ltd	26,200	657,039
Nippon Piston Ring Co Ltd	18,700	382,568
NIPPON REIT Investment Corp	83	240,755
Nippon Yakin Kogyo Co Ltd	109,600	315,425
Nisshin Steel Co Ltd	20,400	281,157
Nitto Boseki Co Ltd	9,600	229,403
North Pacific Bank Ltd	62,400	208,275
Oiles Corp	12,400	235,659
Penta-Ocean Construction Co Ltd	57,700	385,732
Rengo Co Ltd	27,700	243,627
Riken Vitamin Co Ltd	7,500	297,821
Roland DG Corp	7,500	164,733
Ryobi Ltd	12,800	420,793
Sanken Electric Co Ltd	30,000	158,696
Sankyu Inc	8,700	456,611
Seikagaku Corp	8,700	116,667
Seiren Co Ltd	16,500	256,708
Seven Bank Ltd	67,600	206,423

	Shares	Value

Shinmaywa Industries Ltd	27,000	$316,713
Shinoken Group Co Ltd	21,800	331,004
Ship Healthcare Holdings Inc	9,200	346,682
Sinanen Holdings Co Ltd	8,000	201,763
Starts Corp Inc	4,500	109,562
Sumitomo Seika Chemicals Co Ltd	5,000	249,348
Tachi-S Co Ltd	13,600	227,804
Takara Leben Co Ltd	26,400	98,784
Tekken Corp	7,700	212,011
The Hokkoku Bank Ltd	7,900	310,317
The Hyakugo Bank Ltd	50,400	197,773
The Oita Bank Ltd	6,200	210,464
The Okinawa Electric Power Co Inc	20,706	431,950
TOA ROAD Corp	6,300	215,212
Toho Holdings Co Ltd	13,600	331,537
Tokai Carbon Co Ltd	33,600	601,885
Topy Industries Ltd	7,900	219,017
Tosei Corp	36,900	390,315
Toshiba TEC Corp	39,000	237,118
Toyo Construction Co Ltd	48,700	215,897
Toyota Boshoku Corp	10,800	198,106
Tsugami Corp	34,000	300,563
Ulvac Inc	8,600	328,063
Unipres Corp	11,200	219,143
Unitika Ltd *	31,100	176,877
Yodogawa Steel Works Ltd	9,400	239,737
Yuasa Trading Co Ltd	14,200	452,201

		21,521,371

Luxembourg - 0.5%

Orion Engineered Carbons SA	13,787	425,329

Malta - 0.3%

Kindred Group PLC SDR	21,009	263,196

Netherlands - 2.1%

ASR Nederland NV	13,119	534,218
BE Semiconductor Industries NV	6,948	186,970
BinckBank NV	44,232	250,119
Heijmans NV *	19,688	258,707
Koninklijke Volkerwessels NV	7,511	193,145
OCI NV *	4,815	129,300
SBM Offshore NV	17,019	263,885

		1,816,344

New Zealand - 0.8%

Air New Zealand Ltd	100,337	215,602
Contact Energy Ltd	64,062	253,602
Z Energy Ltd	42,282	216,677

		685,881

Norway - 0.2%

Norwegian Finans Holding ASA *	15,933	176,390

Singapore - 2.3%

CDL Hospitality Trusts REIT »	165,300	190,432
First Resources Ltd	163,800	187,201
Frasers Commercial Trust REIT	221,100	223,984
Keppel DC REIT	239,200	238,331
Manulife US Real Estate Investment Trust REIT	126,300	107,796
Mapletree Industrial Trust REIT	226,500	320,518
Mapletree North Asia Commercial Trust REIT	313,009	261,999
Venture Corp Ltd	29,200	381,498

		1,911,759

South Korea - 4.4%

Amotech Co Ltd *	8,618	254,696
Chong Kun Dang Pharmaceutical Corp	2,093	188,714
CJ O Shopping Co Ltd	1,509	378,321
DB Insurance Co Ltd	3,186	168,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

Dentium Co Ltd	2,734	$218,704
Eugene Technology Co Ltd	14,577	205,594
Huchems Fine Chemical Corp	11,446	300,384
Hyundai Marine & Fire Insurance Co Ltd	9,819	297,328
Kumho Petrochemical Co Ltd	2,736	285,848
LG Uplus Corp	22,815	286,558
Nasmedia Co Ltd	3,394	174,688
OCI Co Ltd	2,056	190,216
SFA Engineering Corp	7,406	217,666
Silicon Works Co Ltd	6,688	216,462
SK Discovery Co Ltd	5,894	194,941
SL Corp	10,203	166,221

		3,745,066

Spain - 2.8%

Atento SA	19,121	130,979
Atlantica Yield PLC	12,482	251,887
Bankinter SA	37,651	365,328
Cia de Distribucion Integral Logista Holdings SA	10,398	268,356
Construcciones y Auxiliar de Ferrocarriles SA	7,073	338,493
Enagas SA	16,763	488,915
NH Hotel Group SA	30,992	228,711
Saeta Yield SA	10,384	147,943
Talgo SA ~	27,626	165,266

		2,385,878

Sweden - 2.8%

Ahlsell AB ~	35,743	210,391
Evolution Gaming Group AB ~	3,812	235,882
Hemfosa Fastigheter AB	22,703	265,179
JM AB	12,523	223,034
Loomis AB ‘B’	4,156	143,986
NCC AB ‘B’	9,873	163,709
Nobia AB	32,170	247,011
Peab AB	33,020	248,297
SSAB AB ‘A’	68,842	323,753
Wihlborgs Fastigheter AB	23,286	268,818

		2,330,060

Switzerland - 8.5%

Adecco Group AG	7,400	436,704
Ascom Holding AG	11,496	207,996
Banque Cantonale Vaudoise	287	220,600
Bucher Industries AG	635	211,816
Coca-Cola HBC AG	16,032	533,619
EFG International AG	46,341	345,917
Emmi AG	343	291,815
GAM Holding AG	19,120	262,915
Implenia AG	3,276	249,119
Julius Baer Group Ltd	9,791	573,473
Leonteq AG *	3,572	204,980
Logitech International SA	7,878	345,142
Oriflame Holding AG	11,999	385,294
PSP Swiss Property AG	3,784	350,800
Rieter Holding AG	1,208	208,154
Schweiter Technologies AG	191	198,830
Siegfried Holding AG	730	291,820
Sika AG	1,020	140,933
Sonova Holding AG	2,610	466,886
Straumann Holding AG	938	711,366
Tecan Group AG	1,323	321,071
VAT Group AG ~	2,035	270,967

		7,230,217

United Kingdom - 11.5%

B&M European Value Retail SA	63,250	336,007
Barratt Developments PLC	20,839	141,266
Bellway PLC	11,338	447,916
Brewin Dolphin Holdings PLC	62,464	291,976
Centamin PLC	129,808	203,530

	Shares	Value

Charter Court Financial Services Group PLC * ~	63,573	$279,640
Chemring Group PLC	91,982	270,100
Computacenter PLC	18,617	354,687
ConvaTec Group PLC ~	83,797	233,941
Drax Group PLC	60,000	258,810
EI Group PLC *	131,386	252,236
esure Group PLC	71,807	205,347
Fevertree Drinks PLC	13,572	605,029
Forterra PLC ~	64,312	260,144
Hansteen Holdings PLC REIT	118,256	162,623
Inchcape PLC	38,482	395,614
Indivior PLC *	35,958	181,066
International Personal Finance PLC	64,868	174,264
Jardine Lloyd Thompson Group PLC	17,453	294,830
Man Group PLC	60,608	140,496
Morgan Sindall Group PLC	14,410	273,473
On the Beach Group PLC ~	41,199	272,949
OneSavings Bank PLC	53,260	287,408
Paragon Banking Group PLC	44,502	280,588
Persimmon PLC	6,821	227,205
Premier Oil PLC *	98,110	165,898
QinetiQ Group PLC	94,931	336,923
Safestore Holdings PLC REIT	65,637	474,608
Spectris PLC	9,343	321,010
Spirent Communications PLC	136,969	209,325
Stock Spirits Group PLC	65,485	197,046
Tate & Lyle PLC	46,932	399,408
Taylor Wimpey PLC	63,363	149,158
WH Smith PLC	14,120	371,667
Workspace Group PLC REIT	17,761	252,462

		9,708,650

United States - 0.2%

Argonaut Gold Inc *	119,900	210,679

Total Common Stocks (Cost $79,653,920)		83,915,415

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio	373,848	373,848

Total Short-Term Investment (Cost $373,848)		373,848

TOTAL INVESTMENTS - 99.6% (Cost $80,027,768)		84,289,263

OTHER ASSETS & LIABILITIES, NET - 0.4%		313,472

NET ASSETS - 100.0%		$84,602,735

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	20.9%
Financial	20.5%
Consumer, Cyclical	15.6%
Consumer, Non-Cyclical	15.2%
Basic Materials	9.6%
Technology	5.6%
Utilities	4.0%
Energy	3.8%
Communications	3.1%
Others (each less than 3.0%)	1.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$4,977,504	$—	$4,977,504	$—
	Austria	421,108	—	421,108	—
	Belgium	388,655	—	388,655	—
	Canada	6,635,523	6,635,523	—	—
	China	250,836	—	250,836	—
	Denmark	2,438,587	—	2,438,587	—
	Finland	583,348	—	583,348	—
	France	4,556,719	—	4,556,719	—
	Germany	6,070,915	—	6,070,915	—
	Hong Kong	2,223,625	405,195	1,818,430	—
	India	315,827	—	315,827	—
	Israel	482,834	260,646	222,188	—
	Italy	2,159,114	181,078	1,978,036	—
	Japan	21,521,371	—	21,521,371	—
	Luxembourg	425,329	425,329	—	—
	Malta	263,196	—	263,196	—
	Netherlands	1,816,344	193,145	1,623,199	—
	New Zealand	685,881	—	685,881	—
	Norway	176,390	—	176,390	—
	Singapore	1,911,759	—	1,911,759	—
	South Korea	3,745,066	—	3,745,066	—
	Spain	2,385,878	382,866	2,003,012	—
	Sweden	2,330,060	—	2,330,060	—
	Switzerland	7,230,217	—	7,230,217	—
	United Kingdom	9,708,650	2,220,130	7,488,520	—
	United States	210,679	210,679	—	—

	Total Common Stocks	83,915,415	10,914,591	73,000,824	—

	Short-Term Investment	373,848	373,848	—	—

	Total	$84,289,263	$11,288,439	$73,000,824	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$25,837,943	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
760,964	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.4%

Brazil - 0.4%

Telefonica Brasil SA	27,100	$320,592

Total Preferred Stocks (Cost $402,390)		320,592

COMMON STOCKS - 96.0%

Argentina - 0.5%

YPF SA ADR	29,434	399,714

Belgium - 1.3%

Ageas	20,405	1,027,252

Brazil - 0.5%

Petroleo Brasileiro SA ADR	36,356	364,651

Canada - 2.2%

ARC Resources Ltd	17,260	178,291
Barrick Gold Corp	55,515	729,277
Cameco Corp	19,093	214,796
Eldorado Gold Corp *	76,577	76,079
Kinross Gold Corp *	102,924	386,994
Tourmaline Oil Corp	11,552	206,410

		1,791,847

China - 5.1%

China Mobile Ltd	119,780	1,062,802
China Telecom Corp Ltd ‘H’	2,251,570	1,056,522
China Unicom Hong Kong Ltd	795,830	991,990
Dongfeng Motor Group Co Ltd ‘H’	906,000	954,938

		4,066,252

Denmark - 0.9%

AP Moller - Maersk AS ‘B’	595	736,074

Finland - 0.5%

Nokia OYJ	64,234	368,439

France - 11.4%

Air France-KLM *	94,246	770,196
Alstom SA	15,534	712,677
BNP Paribas SA	21,570	1,334,256
Cie de Saint-Gobain	25,403	1,131,577
Engie SA	50,812	777,247
Renault SA	3,229	273,566
Rexel SA	54,199	778,034
Societe Generale SA	23,568	990,562
TOTAL SA	37,640	2,285,721

		9,053,836

Germany - 3.1%

CECONOMY AG	43,205	359,318
E.ON SE	70,765	753,967
METRO AG	41,519	511,674
RWE AG	26,271	596,997
Salzgitter AG	5,489	238,816

		2,460,772

	Shares	Value

India - 1.0%

Canara Bank	72,607	$267,214
NTPC Ltd	218,503	509,569

		776,783

Ireland - 0.7%

Bank of Ireland Group PLC	76,682	595,070

Italy - 7.1%

Assicurazioni Generali SPA	64,116	1,071,891
BPER Banca	120,683	658,488
Eni SPA	104,371	1,935,184
Saipem SPA *	173,973	797,871
UniCredit SPA	72,526	1,202,071

		5,665,505

Japan - 25.4%

Benesse Holdings Inc	6,170	218,802
Canon Inc	21,630	709,281
Chiyoda Corp	27,440	237,924
Citizen Watch Co Ltd	48,360	317,111
Dai-ichi Life Holdings Inc	47,970	853,753
DeNA Co Ltd	25,260	473,012
Eisai Co Ltd	9,020	634,918
Fuji Media Holdings Inc	17,655	301,271
Fujitsu Ltd	159,370	964,430
Gree Inc	59,810	319,884
Hitachi Metals Ltd	35,410	367,159
Honda Motor Co Ltd	56,190	1,647,546
Ibiden Co Ltd	16,140	257,895
Inpex Corp	67,610	702,190
JGC Corp	34,260	689,140
JSR Corp	51,240	870,786
Mitsubishi Heavy Industries Ltd	30,350	1,103,264
Mitsubishi UFJ Financial Group Inc	229,860	1,302,130
Mizuho Financial Group Inc	751,140	1,265,284
Nikon Corp	24,570	390,477
Nippon Television Holdings Inc	25,000	421,371
Sankyo Co Ltd	10,760	420,768
Shimamura Co Ltd	1,940	170,561
Sumitomo Mitsui Financial Group Inc	37,690	1,470,136
Sumitomo Mitsui Trust Holdings Inc	24,280	957,934
Suzuken Co Ltd	1,381	58,402
T&D Holdings Inc	77,930	1,168,800
Takeda Pharmaceutical Co Ltd	28,290	1,190,106
Yahoo Japan Corp	214,230	709,715

		20,194,050

Netherlands - 3.8%

ING Groep NV	65,208	936,031
PostNL NV	126,201	472,934
Royal Dutch Shell PLC ‘B’	44,222	1,583,721

		2,992,686

Norway - 0.3%

Storebrand ASA	27,029	217,545

Russia - 3.3%

Gazprom PJSC ADR	231,108	1,019,186
LUKOIL PJSC ADR	16,309	1,124,179
Sberbank of Russia PJSC ADR	31,356	450,115

		2,593,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

South Africa - 2.6%

Anglo American Platinum Ltd	10,934	$285,173
Anglo American PLC	44,185	980,947
Gold Fields Ltd ADR	187,439	669,157
Impala Platinum Holdings Ltd *	67,534	99,695

		2,034,972

South Korea - 4.0%

KB Financial Group Inc	15,858	746,464
Kia Motors Corp	29,954	827,614
KT Corp ADR	69,592	924,182
Shinhan Financial Group Co Ltd	17,379	672,883

		3,171,143

Spain - 1.1%

CaixaBank SA	202,113	869,953

Sweden - 1.4%

Telefonaktiebolaget LM Ericsson ‘B’	146,831	1,131,216

Switzerland - 6.4%

Adecco Group AG	17,928	1,058,005
Julius Baer Group Ltd	11,904	697,235
LafargeHolcim Ltd	20,583	1,000,792
UBS Group AG	101,653	1,558,377
Zurich Insurance Group AG	2,541	751,450

		5,065,859

Taiwan - 0.9%

MediaTek Inc	29,110	285,746
Shin Kong Financial Holding Co Ltd	1,158,130	445,476

		731,222

United Kingdom - 12.5%

AstraZeneca PLC	23,192	1,604,124
BP PLC	298,179	2,268,695
BT Group PLC	278,697	799,510
Centrica PLC	442,820	919,462
HSBC Holdings PLC	191,448	1,788,956
J Sainsbury PLC	247,481	1,047,282
Marks & Spencer Group PLC	167,690	651,386
Standard Chartered PLC	98,580	895,442

		9,974,857

Total Common Stocks (Cost $71,213,030)		76,283,178

	Shares	Value

EXCHANGE-TRADED FUND - 0.9%

iShares Core MSCI EAFE	10,661	$675,588

Total Exchange-Traded Fund (Cost $705,778)		675,588

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	1,104,207	1,104,207

Total Short-Term Investment (Cost $1,104,207)		1,104,207

TOTAL INVESTMENTS - 98.7% (Cost $73,425,405)		78,383,565

OTHER ASSETS & LIABILITIES, NET - 1.3%		1,070,134

NET ASSETS - 100.0%		$79,453,699

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	30.4%
Energy	16.2%
Communications	10.2%
Consumer, Cyclical	9.0%
Industrial	8.5%
Consumer, Non-Cyclical	7.9%
Basic Materials	6.2%
Utilities	4.5%
Technology	3.5%
Others (each less than 3.0%)	2.3%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks	$320,592	$320,592	$—	$—
	Common Stocks
	Argentina	399,714	399,714	—	—
	Belgium	1,027,252	—	1,027,252	—
	Brazil	364,651	364,651	—	—
	Canada	1,791,847	1,791,847	—	—
	China	4,066,252	—	4,066,252	—
	Denmark	736,074	—	736,074	—
	Finland	368,439	—	368,439	—
	France	9,053,836	—	9,053,836	—
	Germany	2,460,772	—	2,460,772	—
	India	776,783	—	776,783	—
	Ireland	595,070	—	595,070	—
	Italy	5,665,505	—	5,665,505	—
	Japan	20,194,050	—	20,194,050	—
	Netherlands	2,992,686	—	2,992,686	—
	Norway	217,545	—	217,545	—
	Russia	2,593,480	2,593,480	—	—
	South Africa	2,034,972	768,852	1,266,120	—
	South Korea	3,171,143	924,182	2,246,961	—
	Spain	869,953	—	869,953	—
	Sweden	1,131,216	—	1,131,216	—
	Switzerland	5,065,859	—	5,065,859	—
	Taiwan	731,222	—	731,222	—
	United Kingdom	9,974,857	—	9,974,857	—

	Total Common Stocks	76,283,178	6,842,726	69,440,452	—

	Exchange-Traded Fund	675,588	675,588	—	—

	Short-Term Investment	1,104,207	1,104,207	—	—

	Total	$78,383,565	$8,943,113	$69,440,452	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$22,586,366	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
99,695	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.6%

Consumer, Cyclical - 4.6%

Extended Stay America Inc	14,730	$318,315
Hilton Grand Vacations Inc *	8,800	305,360
Hilton Worldwide Holdings Inc	13,080	1,035,413

		1,659,088

Financial - 92.9%

Alexandria Real Estate Equities Inc REIT	11,370	1,434,553
American Homes 4 Rent ‘A’ REIT	17,250	382,605
American Tower Corp REIT	4,890	704,991
Apartment Investment & Management Co ‘A’ REIT	24,170	1,022,391
AvalonBay Communities Inc REIT	11,700	2,011,113
Boston Properties Inc REIT	4,320	541,814
Corporate Office Properties Trust REIT	7,440	215,686
Crown Castle International Corp REIT	4,390	473,330
CubeSmart REIT	18,310	589,948
DCT Industrial Trust Inc REIT	10,150	677,309
Duke Realty Corp REIT	25,070	727,782
EPR Properties REIT	10,960	710,098
Equinix Inc REIT	6,010	2,583,639
Equity LifeStyle Properties Inc REIT	5,580	512,802
Equity Residential REIT	5,530	352,206
Essex Property Trust Inc REIT	6,900	1,649,583
Extra Space Storage Inc REIT	9,960	994,108
First Industrial Realty Trust Inc REIT	9,750	325,065
GGP Inc REIT	8,330	170,182
HCP Inc REIT	12,400	320,168
Healthcare Trust of America Inc ‘A’ REIT	34,010	916,910
Hudson Pacific Properties Inc REIT	13,510	478,659
Invitation Homes Inc REIT	71,800	1,655,708
Kilroy Realty Corp REIT	12,450	941,718
Physicians Realty Trust REIT	19,200	306,048
Prologis Inc REIT	26,865	1,764,762
Public Storage REIT	3,470	787,204
Regency Centers Corp REIT	20,715	1,285,987
Simon Property Group Inc REIT	15,980	2,719,636
SL Green Realty Corp REIT	6,400	643,392
Spirit MTA REIT *	4,110	42,333
Spirit Realty Capital Inc REIT	46,520	373,556
STORE Capital Corp REIT	27,500	753,500
Sun Communities Inc REIT	8,630	844,704
Sunstone Hotel Investors Inc REIT	36,600	608,292
Tanger Factory Outlet Centers Inc REIT	12,560	295,034
Terreno Realty Corp REIT	7,180	270,471
VICI Properties Inc REIT	5,160	106,502

	Shares	Value

Vornado Realty Trust REIT	3,930	$290,506
Welltower Inc REIT	22,490	1,409,898
Weyerhaeuser Co REIT	11,750	428,405

		33,322,598

Technology - 2.1%

InterXion Holding NV *	11,780	735,308

Total Common Stocks (Cost $27,980,420)		35,716,994

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio	70,254	70,254

Total Short-Term Investment (Cost $70,254)		70,254

TOTAL INVESTMENTS - 99.8% (Cost $28,050,674)		35,787,248

OTHER ASSETS & LIABILITIES, NET - 0.2%		69,297

NET ASSETS - 100.0%		$35,856,545

Notes to Schedule of Investments

(a)	As of June 30, 2018, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	19.7%
REITS-Diversified	16.9%
REITS-Office Property	11.9%
REITS-Regional Malls	8.9%
REITS-Warehouse/Industrial	8.5%
REITS-Health Care	8.2%
REITS-Storage	6.6%
REITS-Hotels	6.3%
REITS-Manufactured Homes	3.8%
REITS-Shopping Centers	3.6%
REITS-Single Tenant	3.1%
Others (each less than 3.0%)	2.1%

99.6%
Short-Term Investment	0.2%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$35,716,994	$35,716,994	$—	$—
	Short-Term Investment	70,254	70,254	—	—

	Total	$35,787,248	$35,787,248	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 4.1%

Multi-National - 4.1%

Asian Development Bank 1.750% due 09/11/18	$2,500,000	$2,497,221

Total Corporate Bonds & Notes (Cost $2,498,320)		2,497,221

U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes - 6.3%

1.000% due 09/15/18 ‡	3,900,000	3,892,592

Total U.S. Treasury Obligations (Cost $3,896,928)		3,892,592

FOREIGN GOVERNMENT BONDS & NOTES - 23.2%

Canada - 6.3%

Canadian Government 0.500% due 02/01/19	CAD 5,100,000	3,858,489

France - 5.0%

French Republic Government OAT 1.000% due 05/25/19 ~	EUR 2,600,000	3,079,239

Germany - 5.9%

Bundesrepublik Deutschland Bundesanleihe 3.750% due 01/04/19 ~	3,020,000	3,607,375

United Kingdom - 6.0%

United Kingdom Gilt 1.250% due 07/22/18 ~	GBP 2,800,000	3,697,144

Total Foreign Government Bonds & Notes (Cost $14,610,430)		14,242,247

	Shares	Value

SHORT-TERM INVESTMENTS - 65.3%

Money Market Fund - 26.3%

BlackRock Liquidity Funds T-Fund Portfolio	16,176,011	$16,176,011

	Principal Amount

U.S. Treasury Bills - 39.0%

1.005% due 07/05/18	$4,000,000	3,999,452
1.771% due 08/09/18 ‡	6,000,000	5,988,465
1.836% due 08/30/18	5,000,000	4,984,820
1.873% due 09/20/18	5,000,000	4,979,194
1.990% due 11/01/18	4,000,000	3,973,312

		23,925,243

Total Short-Term Investments (Cost $40,101,636)		40,101,254

TOTAL INVESTMENTS - 98.9% (Cost $61,107,314)		60,733,314

DERIVATIVES - 2.5%
(See Notes (b) and (c) in Notes to Schedule of Investments)		1,538,848

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(876,469)

NET ASSETS - 100.0%		$61,395,693

Notes to Schedule of Investments

(a)

As of June 30, 2018, investments with a total aggregate value of $338,680 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts and option contracts.

(b)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AUD	9,134,587	USD	6,935,612	08/18	CIT	$—	($174,307)
AUD	8,714,842	USD	6,665,434	08/18	JPM	—	(214,818)
AUD	3,678,945	USD	2,781,779	08/18	UBS	—	(58,671)
CAD	6,158,617	USD	4,635,000	07/18	GSC	51,602	—
CAD	73,500	USD	56,000	08/18	ANZ	—	(37)
CAD	6,963,236	USD	5,239,997	08/18	JPM	61,839	—
CAD	2,879,469	USD	2,194,000	08/18	RBC	—	(1,560)
CAD	7,826,439	USD	5,888,643	08/18	RBC	70,440	—
CHF	4,470,392	USD	4,500,070	08/18	GSC	36,186	—
CHF	5,519,084	USD	5,624,401	08/18	JPM	—	(24,003)
CHF	909,738	USD	929,670	08/18	SCB	—	(6,529)
CHF	2,225,270	USD	2,250,000	08/18	UBS	8,056	—
COP	13,328,782,299	USD	4,656,343	07/18	BRC	—	(113,785)
EUR	581,891	USD	689,541	08/18	SCB	—	(7,121)
EUR	1,932,710	USD	2,238,126	08/18	UBS	28,484	—
GBP	4,130,125	USD	5,519,025	08/18	CIT	—	(54,350)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
GBP	8,554,327	USD	11,421,866	08/18	GSC	$—	($103,416)
GBP	1,375,544	USD	1,852,679	08/18	JPM	—	(32,661)
GBP	1,168,140	USD	1,573,356	08/18	SCB	—	(27,760)
INR	317,440,000	USD	4,675,661	07/18	JPM	—	(55,194)
JPY	1,551,700,000	USD	14,145,416	07/18	CIB	—	(107,095)
JPY	123,386,942	USD	1,127,738	08/18	ANZ	—	(8,941)
JPY	90,028,876	USD	822,873	08/18	CIT	—	(6,547)
JPY	491,388,420	USD	4,500,100	08/18	GSC	—	(44,493)
JPY	747,108,908	USD	6,843,647	08/18	JPM	—	(69,324)
JPY	1,412,281,614	USD	12,929,548	08/18	SCB	—	(123,850)
JPY	210,424,657	USD	1,919,933	08/18	SGN	—	(11,932)
JPY	1,123,965,460	USD	10,264,366	08/18	UBS	—	(72,941)
MXN	376,920,000	USD	18,229,250	07/18	GSC	675,990	—
MYR	18,266,000	USD	4,562,508	07/18	GSC	—	(41,109)
NOK	36,120,000	USD	4,520,481	07/18	GSC	—	(81,148)
NOK	2,980,000	USD	365,994	07/18	GSC	263	—
NOK	63,699,571	USD	7,939,947	08/18	BRC	—	(100,865)
NOK	10,813,915	USD	1,346,085	08/18	JPM	—	(15,289)
NZD	426,324	USD	299,849	08/18	BRC	—	(11,089)
NZD	3,536,165	USD	2,488,541	08/18	CIT	—	(93,403)
NZD	6,365,800	USD	4,479,805	08/18	GSC	—	(168,081)
SEK	84,570,000	USD	9,845,566	07/18	MSC	—	(386,272)
SEK	33,092,000	USD	3,808,888	08/18	BRC	—	(98,308)
SEK	81,181,200	USD	9,352,457	08/18	GSC	—	(249,671)
TRY	21,505,000	USD	4,504,388	07/18	MSC	128,391	—
USD	339,193	AUD	460,000	07/18	GSC	—	(1,259)
USD	4,432,082	AUD	5,860,000	07/18	GSC	95,004	—
USD	4,696,751	AUD	6,155,000	08/18	ANZ	140,898	—
USD	822,873	AUD	1,118,376	08/18	CIT	—	(4,935)
USD	2,362,894	AUD	3,211,314	08/18	JPM	—	(14,079)
USD	1,298,201	AUD	1,697,357	08/18	JPM	41,839	—
USD	6,685,538	AUD	9,089,366	08/18	UBS	—	(42,296)
USD	1,485,082	AUD	1,950,731	08/18	UBS	41,175	—
USD	896,021	CAD	1,190,000	07/18	SSB	—	(9,548)
USD	17,478,764	CAD	22,635,000	07/18	SSB	253,917	—
USD	2,250,035	CAD	2,915,546	08/18	RBC	30,126	—
USD	4,500,070	CAD	5,857,570	08/18	SCB	40,092	—
USD	4,639,330	CHF	4,550,000	07/18	MSC	35,167	—
USD	2,250,035	CHF	2,232,611	08/18	BRC	—	(15,469)
USD	8,540,595	CHF	8,382,167	08/18	BRC	34,931	—
USD	3,860,573	CHF	3,789,422	08/18	CIT	15,320	—
USD	1,088,390	CHF	1,072,952	08/18	JPM	—	(370)
USD	4,824,857	CHF	4,734,511	08/18	JPM	20,591	—
USD	4,057,999	CHF	3,983,566	08/18	SCB	15,741	—
USD	3,411,680	CHF	3,363,282	08/18	UBS	—	(1,154)
USD	4,453,696	CLP	2,813,400,000	07/18	BRC	147,536	—
USD	388,660	CLP	250,900,000	07/18	MSC	4,636	—
USD	6,781,437	EUR	5,720,000	07/18	CIB	89,610	—
USD	9,421,816	EUR	8,010,774	08/18	ANZ	27,079	—
USD	7,590,312	EUR	6,437,854	08/18	BRC	40,238	—
USD	2,240,667	EUR	1,921,762	08/18	CIT	—	(13,104)
USD	2,243,965	EUR	1,935,000	08/18	GSC	—	(25,331)
USD	4,479,805	EUR	3,803,375	08/18	GSC	19,349	—
USD	1,346,085	EUR	1,144,796	08/18	JPM	3,511	—
USD	7,488,541	EUR	6,367,456	08/18	SSB	21,027	—
USD	8,484,323	GBP	6,300,000	07/18	CIB	160,503	—
USD	3,400,124	GBP	2,543,786	08/18	GSC	34,375	—
USD	11,984,442	GBP	8,960,692	08/18	JPM	128,319	—
USD	600,282	GBP	448,032	08/18	SCB	7,480	—
USD	4,708,575	JPY	515,730,549	08/18	CIT	32,249	—
USD	1,852,679	JPY	202,940,800	08/18	JPM	12,537	—
USD	10,549,871	JPY	1,153,180,122	08/18	SCB	93,545	—
USD	431,003	KRW	476,000,000	07/18	BRC	3,430	—
USD	531,561	KRW	592,000,000	07/18	SSB	—	(210)
USD	13,603,672	KRW	14,697,000,000	07/18	SSB	401,905	—
USD	2,030,144	NOK	16,556,172	08/18	BRC	—	(7,313)
USD	4,090,284	NOK	33,018,000	08/18	BRC	26,979	—
USD	10,079,083	NOK	81,432,944	08/18	GSC	57,674	—
USD	272,406	NZD	400,000	07/18	GSC	1,481	—
USD	338,597	NZD	500,000	07/18	JPM	—	(60)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,157,551	NZD	20,140,000	07/18	JPM	$516,429	$—
USD	6,091,630	NZD	8,656,080	08/18	CIT	228,639	—
USD	6,822,692	NZD	10,002,434	08/18	JPM	47,780	—
USD	606,452	SEK	5,193,200	08/18	BRC	24,143	—
USD	2,832,317	SEK	24,647,326	08/18	GSC	68,631	—
USD	4,500,100	SEK	40,318,083	08/18	JPM	—	(20,736)
USD	1,792,000	SEK	15,802,489	08/18	RBC	20,079	—
USD	4,577,746	SGD	6,115,000	07/18	MSC	87,591	—

Total Forward Foreign Currency Contracts						$4,132,807	($2,720,434)

(c)	Purchased options outstanding as of June 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Put - CHF versus GBP	CHF 1.23	07/31/18	CIT	GBP 10,217,630	$77,805	$1,941
Put - CHF versus EUR	CHF 1.16	10/05/18	CIT	EUR 9,143,820	53,181	124,534

Total Purchased Options					$130,986	$126,475

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,497,221	$—	$2,497,221	$—
	U.S. Treasury Obligations	3,892,592	—	3,892,592	—
	Foreign Government Bonds & Notes	14,242,247	—	14,242,247	—
	Short-Term Investments	40,101,254	16,176,011	23,925,243	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,132,807	—	4,132,807	—
	Purchased Options	126,475	—	126,475	—

	Total Foreign Currency Contracts	4,259,282	—	4,259,282	—

	Total Assets - Derivatives	4,259,282	—	4,259,282	—

	Total Assets	64,992,596	16,176,011	48,816,585	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,720,434)	—	(2,720,434)	—

	Total Liabilities	(2,720,434)	—	(2,720,434)	—

	Total	$62,272,162	$16,176,011	$46,096,151	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 82.3%

Money Market Fund - 19.2%

BlackRock Liquidity Funds T-Fund Portfolio	10,287,465	$10,287,465

	Principal Amount
U.S. Treasury Bills - 63.1%

1.702% due 08/02/18	$1,188,000	1,186,189
1.951% due 10/18/18 ‡	9,002,000	8,949,743
1.956% due 10/25/18 ‡	23,933,000	23,784,873

		33,920,805

Total Short-Term Investments (Cost $44,202,658)		44,208,270

TOTAL INVESTMENTS - 82.3% (Cost $44,202,658)		44,208,270

DERIVATIVES - (1.6%)
(See Notes (b) through (d) in Notes to Schedule of Investments)		(841,577)

OTHER ASSETS & LIABILITIES, NET - 19.3%		10,346,835

NET ASSETS - 100.0%		$53,713,528

Notes to Schedule of Investments

(a)

As of June 30, 2018, $10,225,000 in cash and investments with a total aggregate value of $4,399,500 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currencies contracts, and swap agreements

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	07/18	3	$394,860	$386,496	($8,364)
CAC 40 Index	07/18	16	1,019,473	994,126	(25,347)
DAX Index	09/18	3	1,123,140	1,078,041	(45,099)
FTSE 100 Index	09/18	15	1,513,238	1,504,810	(8,428)
FTSE MIB Index	09/18	1	129,429	125,936	(3,493)
IBEX 35 Index	07/18	2	229,168	224,260	(4,908)
OMX Index	07/18	19	332,540	331,136	(1,404)
S&P 500 E-Mini Index	09/18	107	14,890,767	14,560,560	(330,207)
S&P/TSE 60 Index	09/18	3	436,738	439,646	2,908
SPI 200 Index	09/18	5	561,281	568,728	7,447
TOPIX Index	09/18	11	1,760,214	1,719,324	(40,890)

					(457,785)

Short Futures Outstanding
SGX-MSCI Index	07/18	2	53,706	53,725	(19)

Total Futures Contracts					($457,804)

(c)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AUD	357,600	USD	270,889	09/18	CIT	$—	($6,181)
AUD	536,400	USD	406,335	09/18	JPM	—	(9,273)
CAD	477,600	USD	369,742	09/18	CIT	—	(5,946)
CAD	716,400	USD	554,614	09/18	JPM	—	(8,919)
CHF	316,000	USD	322,758	09/18	CIT	—	(1,388)
CHF	474,000	USD	484,137	09/18	JPM	—	(2,082)
DKK	410,000	USD	64,054	09/18	CIT	628	—
DKK	615,000	USD	96,082	09/18	JPM	942	—
EUR	1,126,000	USD	1,326,620	09/18	CIT	—	(3,521)
EUR	1,689,000	USD	1,989,933	09/18	JPM	—	(5,284)
GBP	528,000	USD	709,125	09/18	CIT	—	(9,746)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
GBP	792,000	USD	1,063,689	09/18	JPM	$—	($14,621)
HKD	1,198,000	USD	153,022	09/18	CIT	—	(114)
HKD	1,797,000	USD	229,533	09/18	JPM	—	(171)
ILS	70,002	USD	19,754	09/18	CIT	—	(507)
ILS	104,998	USD	29,630	09/18	JPM	—	(760)
JPY	108,728,000	USD	1,000,797	09/18	CIT	—	(13,098)
JPY	163,092,000	USD	1,501,198	09/18	JPM	—	(19,648)
NOK	229,200	USD	28,326	09/18	CIT	—	(92)
NOK	343,800	USD	42,489	09/18	JPM	—	(138)
NZD	11,200	USD	7,799	09/18	CIT	—	(213)
NZD	16,800	USD	11,699	09/18	JPM	—	(319)
SEK	954,398	USD	109,845	09/18	CIT	—	(2,618)
SEK	1,431,602	USD	164,768	09/18	JPM	—	(3,928)
SGD	74,400	USD	55,544	09/18	CIT	—	(843)
SGD	111,600	USD	83,317	09/18	JPM	—	(1,264)
USD	11,003	AUD	14,400	09/18	CIT	343	—
USD	16,504	AUD	21,600	09/18	JPM	515	—
USD	2,767	CAD	3,600	09/18	CIT	24	—
USD	4,150	CAD	5,400	09/18	JPM	37	—
USD	24,491	CHF	24,000	09/18	CIT	83	—
USD	36,736	CHF	36,000	09/18	JPM	124	—
USD	51,708	EUR	44,000	09/18	CIT	6	—
USD	77,561	EUR	66,000	09/18	JPM	9	—
USD	10,186	GBP	7,600	09/18	CIT	119	—
USD	15,279	GBP	11,400	09/18	JPM	179	—
USD	8,123	HKD	63,600	09/18	CIT	5	—
USD	12,184	HKD	95,400	09/18	JPM	8	—
USD	54,034	JPY	5,893,600	09/18	CIT	496	—
USD	81,051	JPY	8,840,400	09/18	JPM	744	—
USD	9,409	SEK	82,000	09/18	CIT	196	—
USD	14,114	SEK	123,000	09/18	JPM	295	—
USD	3,001	SGD	4,000	09/18	CIT	60	—
USD	4,502	SGD	6,000	09/18	JPM	90	—

Total Forward Foreign Currency Contracts						$4,903	($110,674)

(d)	Swap agreements outstanding as of June 30, 2018 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Dates (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities	Percentage of Total Net Value
GSC	M	USD	05/11/23 - 06/30/23	$41,849,213	($36,967,503)	($1,353,721)	($47,899)	$3,575,888	66.5%
JPM	M	AUD	08/13/18 - 07/26/19	1,067,457	(924,438)	(114,648)	(498)	28,869	0.5%
JPM	M	GBP	08/13/18 - 08/02/19	4,835,500	(4,961,567)	58,396	61,910	(129,581)	(2.4%)
JPM	M	HKD	08/13/18 - 08/05/19	688,770	(686,388)	(1,278)	(2,140)	3,244	0.1%
JPM	M	SGD	08/13/18 - 07/08/19	118,526	(129,705)	16,752	(13)	5,586	0.1%
MSC	M	CAD	05/02/19	1,652,193	(1,690,416)	195,918	786	156,909	2.9%
MSC	M	CHF	05/02/19	1,113,209	(1,263,294)	208,379	1,016	57,278	1.1%
MSC	M	EUR	05/02/19	9,312,709	(8,590,084)	712,451	50,015	1,385,061	25.7%
MSC	M	JPY	05/01/20	7,258,098	(7,462,500)	102,182	15,996	(118,216)	(2.2%)
MSC	M	USD	06/18/19 - 07/01/19	—	—	(238,494)	—	(238,494)	(4.4%)
MSC	M	DKK	05/01/19	640,157	(689,404)	328,781	4,082	275,452	5.1%
MSC	M	NOK	05/02/19	578,908	(304,548)	69,363	21,662	322,061	6.0%
MSC	M	SEK	05/02/19	1,289,014	(997,664)	(223,588)	13,649	54,113	1.0%

				$70,403,754	($64,667,511)	($239,507)	$118,566	$5,378,170	100.0%

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees, Including Cash, includes the gains (losses) realized within the swap when the swap resets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (8.440%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	05/11/23- 06/30/23

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

United Kingdom
Avon Products Inc	3,167	$5,130

United States
3M Co	44	8,656
AbbVie Inc	811	75,139
ABIOMED Inc	163	66,675
Accenture PLC ‘A’	175	28,628
Activision Blizzard Inc	606	46,250
Adobe Systems Inc	1,663	405,456
Aflac Inc	7,815	336,201
AGCO Corp	436	26,474
Agilent Technologies Inc	1,482	91,647
Air Products & Chemicals Inc	244	37,998
Akamai Technologies Inc	2,252	164,914
Alcoa Corp	3,685	172,753
Align Technology Inc	469	160,464
Allegion PLC	92	7,117
ALLETE Inc	100	7,741
Alliance Data Systems Corp	100	23,320
Alphabet Inc ‘A’	117	132,115
Amazon.com Inc	259	440,248
Amdocs Ltd	539	35,676
Ameren Corp	100	6,085
American Campus Communities Inc REIT	183	7,847
American Eagle Outfitters Inc	700	16,275
American Electric Power Co Inc	100	6,925
American Water Works Co Inc	100	8,538
Ameriprise Financial Inc	1,882	263,254
Amgen Inc	342	63,130
Anadarko Petroleum Corp	990	72,518
Antero Resources Corp	3,048	65,075
Anthem Inc	478	113,778
Apache Corp	900	42,075
Apartment Investment & Management Co ‘A’	184	7,783
Apple Inc	1,130	209,174
Applied Materials Inc	6,880	317,787
Archer-Daniels-Midland Co	1,050	48,122
Arista Networks Inc	552	142,134
Armstrong World Industries Inc	445	28,124
Arrow Electronics Inc	3,545	266,868
Assured Guaranty Ltd	9,022	322,356
Athene Holding Ltd ‘A’	812	35,598
Atmos Energy Corp	100	9,014
AutoZone Inc	340	228,116
AvalonBay Communities Inc REIT	60	10,313
Avery Dennison Corp	164	16,744
Avnet Inc	3,792	162,639
BankUnited Inc	252	10,294
Baxter International Inc	5,747	424,358
Bed Bath & Beyond Inc	400	7,970
Bemis Co Inc	100	4,221
Best Buy Co Inc	2,534	188,986
BGC Partners Inc ‘A’	863	9,769
Biogen Inc	1,346	390,663
BlackRock Inc	222	110,787
Booking Holdings Inc	145	293,928
Booz Allen Hamilton Holding Corp	761	33,279
Boston Scientific Corp	1,280	41,856
Brinker International Inc	171	8,140
Bristol-Myers Squibb Co	1,359	75,207
Brown-Forman Corp ‘B’	187	9,165
Bruker Corp	9,508	276,112
Brunswick Corp	4,754	306,538
Burlington Stores Inc	604	90,920
Cabot Corp	2,365	146,086
Cabot Oil & Gas Corp	3,526	83,919
Cadence Design Systems Inc	3,739	161,936

Referenced Entity	Shares	Value
Camden Property Trust REIT	77	$7,017
Capital One Financial Corp	109	10,017
Cardinal Health Inc	400	19,532
Carnival Corp	991	56,794
Carter’s Inc	586	63,517
Caterpillar Inc	891	120,882
Cboe Global Markets Inc	93	9,679
CBS Corp ‘B’	163	9,164
CDK Global Inc	439	28,557
CDW Corp	3,086	249,318
Celanese Corp ‘A’	1,587	176,252
Celgene Corp	2,883	228,968
Centene Corp	903	111,259
CenterPoint Energy Inc	500	13,855
Cerner Corp	1,730	103,437
CH Robinson Worldwide Inc	274	22,923
Charles River Laboratories International Inc	3,247	364,508
Chevron Corp	2,044	258,423
Chipotle Mexican Grill Inc	37	15,961
Cigna Corp	1,553	263,932
Cimarex Energy Co	938	95,432
Cisco Systems Inc	4,302	185,115
Citrix Systems Inc	372	39,000
CME Group Inc	919	150,642
CMS Energy Corp	100	4,728
CNX Resources Corp	2,622	46,619
Cognizant Technology Solutions Corp ‘A’	2,142	169,197
Coherent Inc	537	83,998
Colgate-Palmolive Co	200	12,962
Comcast Corp ‘A’	5,787	189,871
Comerica Inc	78	7,092
CommVault Systems Inc	154	10,141
Concho Resources Inc	137	18,954
ConocoPhillips	4,061	282,727
CONSOL Energy Inc	1,127	43,220
Consolidated Edison Inc	3,762	293,361
Constellation Brands Inc ‘A’	648	141,828
Convergys Corp	2,279	55,699
Copart Inc	137	7,749
Costco Wholesale Corp	100	20,898
Cracker Barrel Old Country Store Inc	100	15,621
Crane Co	1,690	135,420
Credit Acceptance Corp	33	11,662
CSX Corp	198	12,628
Cummins Inc	1,950	259,350
Curtiss-Wright Corp	1,453	172,936
Dana Inc	5,120	103,373
Danaher Corp	736	72,628
Darden Restaurants Inc	1,451	155,344
Deckers Outdoor Corp	655	73,943
Dell Technologies Inc ‘V’	167	14,125
Deluxe Corp	100	6,621
DENTSPLY SIRONA Inc	100	4,377
Devon Energy Corp	3,927	172,631
Dolby Laboratories Inc ‘A’	932	57,495
Dollar General Corp	517	50,976
Dover Corp	97	7,100
DR Horton Inc	5,879	241,039
Dril-Quip Inc	200	10,280
DTE Energy Co	70	7,254
DXC Technology Co	2,624	211,521
Eastman Chemical Co	774	77,369
Eaton Corp PLC	765	57,176
eBay Inc	561	20,342
Ecolab Inc	100	14,033
Electronic Arts Inc	2,199	310,103
EMCOR Group Inc	870	66,277
Endo International PLC	300	2,829
Energen Corp	1,535	111,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
EOG Resources Inc	1,076	$133,887
EPR Properties REIT	153	9,913
Equifax Inc	79	9,884
Esterline Technologies Corp	2,699	199,186
Everest Re Group Ltd	480	110,630
Exelixis Inc	8,659	186,342
Exelon Corp	18,148	773,105
Expedia Group Inc	455	54,686
Expeditors International of Washington Inc	1,730	126,463
Exxon Mobil Corp	1,790	148,087
F5 Networks Inc	771	132,959
Facebook Inc ‘A’	2,675	519,806
Federated Investors Inc ‘B’	3,506	81,760
FedEx Corp	1,660	376,920
First Solar Inc	3,204	168,723
FleetCor Technologies Inc	42	8,847
Flex Ltd	9,875	139,336
FLIR Systems Inc	2,565	133,303
FNF Group	5,285	198,822
Foot Locker Inc	3,467	182,538
Fortinet Inc	1,293	80,722
Franklin Resources Inc	3,315	106,246
Freeport-McMoRan Inc	3,193	55,111
FTI Consulting Inc	19	1,149
Gaming and Leisure Properties Inc REIT	199	7,124
Garmin Ltd	189	11,529
GCI Liberty Inc ‘A’	179	8,069
General Dynamics Corp	1,566	291,918
General Mills Inc	400	17,704
Genpact Ltd	3,075	88,960
Gentex Corp	582	13,398
Gilead Sciences Inc	3,501	248,011
Globus Medical Inc ‘A’	1,372	69,231
Graham Holdings Co ‘B’	12	7,033
Greif Inc ‘A’	301	15,920
H&R Block Inc	400	9,112
Halliburton Co	2,797	126,033
Harris Corp	333	48,132
HCP Inc REIT	1,238	31,965
HD Supply Holdings Inc	7,099	304,476
Healthcare Realty Trust Inc REIT	200	5,816
Helmerich & Payne Inc	532	33,920
Herman Miller Inc	6,063	205,536
Hewlett Packard Enterprise Co	11,508	168,132
Hilton Grand Vacations Inc	729	25,296
Hilton Worldwide Holdings Inc	1,131	89,530
HollyFrontier Corp	693	47,422
Honeywell International Inc	1,408	202,822
HP Inc	4,118	93,437
Humana Inc	1,451	431,861
Huntington Ingalls Industries Inc	1,806	391,523
Huntsman Corp	7,609	222,183
IAC/InterActiveCorp	1,719	262,130
IDACORP Inc	100	9,224
Illinois Tool Works Inc	89	12,330
Ingersoll-Rand PLC	989	88,743
Ingredion Inc	67	7,417
Intel Corp	4,270	212,262
InterDigital Inc PA	121	9,789
International Business Machines Corp	3,776	527,507
International Flavors & Fragrances Inc	57	7,066
Intuit Inc	826	168,756
Intuitive Surgical Inc	324	155,028
Invesco Ltd	660	17,530
IPG Photonics Corp	622	137,232
IQVIA Holdings Inc	157	15,672
ITT Inc	2,803	146,513
Jabil Inc	381	10,538
JetBlue Airways Corp	1,906	36,176
John Wiley & Sons Inc ‘A’	2,136	133,286
Johnson & Johnson	111	13,469

Referenced Entity	Shares	Value
JPMorgan Chase & Co	2,163	$225,385
Juniper Networks Inc	7,593	208,200
Kansas City Southern	93	9,854
KBR Inc	875	15,680
Kimberly-Clark Corp	69	7,268
Kimco Realty Corp REIT	100	1,699
KLA-Tencor Corp	1,416	145,182
Kohl’s Corp	336	24,494
L3 Technologies Inc	491	94,429
Lam Research Corp	1,149	198,605
Landstar System Inc	146	15,943
Laredo Petroleum Inc	787	7,571
Las Vegas Sands Corp	2,583	197,238
Lear Corp	2,798	519,896
Leidos Holdings Inc	218	12,862
Liberty Expedia Holdings Inc ‘A’	216	9,491
Lincoln Electric Holdings Inc	80	7,021
Lincoln National Corp	1,202	74,825
Lockheed Martin Corp	120	35,452
Louisiana-Pacific Corp	850	23,137
Lowe’s Cos Inc	168	16,056
Lululemon Athletica Inc	2,102	262,435
LyondellBasell Industries NV ‘A’	5,145	565,178
Macy’s Inc	2,632	98,516
Manhattan Associates Inc	200	9,402
Marathon Oil Corp	4,405	91,888
Marathon Petroleum Corp	1,202	84,332
Marriott International Inc ‘A’	143	18,104
Marvell Technology Group Ltd	2,375	50,920
Masimo Corp	72	7,031
Maxim Integrated Products Inc	1,091	63,998
MAXIMUS Inc	635	39,440
McKesson Corp	1,074	143,272
MEDNAX Inc	182	7,877
Medtronic PLC	287	24,570
Merck & Co Inc	1,951	118,426
Mettler-Toledo International Inc	119	68,857
Michael Kors Holdings Ltd	5,284	351,914
Micron Technology Inc	6,139	321,929
Microsoft Corp	3,403	335,570
MKS Instruments Inc	103	9,857
Molina Healthcare Inc	304	29,774
Molson Coors Brewing Co ‘B’	148	10,070
MSA Safety Inc	185	17,823
MSC Industrial Direct Co Inc ‘A’	293	24,861
Murphy Oil Corp	500	16,885
Murphy USA Inc	93	6,909
Nasdaq Inc	1,343	122,576
National Instruments Corp	447	18,765
Newfield Exploration Co	614	18,574
Newmont Mining Corp	3,328	125,499
News Corp ‘A’	80	1,240
NextEra Energy Inc	353	58,962
Nordstrom Inc	400	20,712
Norfolk Southern Corp	473	71,362
Northrop Grumman Corp	459	141,234
NorthWestern Corp	247	14,141
Norwegian Cruise Line Holdings Ltd	147	6,946
NRG Energy Inc	662	20,323
Nu Skin Enterprises Inc ‘A’	3,198	250,052
Nuance Communications Inc	200	2,777
NVIDIA Corp	882	208,946
NVR Inc	105	311,887
Oasis Petroleum Inc	600	7,782
Occidental Petroleum Corp	1,234	103,261
Oceaneering International Inc	2,745	69,888
OGE Energy Corp	225	7,922
Old Dominion Freight Line Inc	781	116,338
Olin Corp	1,751	50,289
ONE Gas Inc	100	7,474
Oracle Corp	5,570	245,414

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Oshkosh Corp	3,156	$221,930
Outfront Media Inc REIT	642	12,487
Owens Corning	1,878	119,009
Palo Alto Networks Inc	150	30,821
Papa John’s International Inc	200	10,144
Paramount Group Inc REIT	4	62
Park Hotels & Resorts Inc REIT	7,557	231,471
Patterson Cos Inc	908	20,584
Patterson-UTI Energy Inc	6,205	111,690
Paychex Inc	100	6,835
PayPal Holdings Inc	1,922	160,045
PepsiCo Inc	746	81,217
Perspecta Inc	900	18,495
PG&E Corp	1,407	59,882
Phillips 66	821	92,207
Piedmont Office Realty Trust Inc ‘A’ REIT	775	15,446
Pinnacle West Capital Corp	122	9,828
Pitney Bowes Inc	2,038	17,466
Plantronics Inc	1,560	118,950
Popular Inc	828	37,434
Prudential Financial Inc	1,040	97,250
Public Service Enterprise Group Inc	2,694	145,853
Public Storage REIT	149	33,802
PulteGroup Inc	1,161	33,378
QEP Resources Inc	2,829	34,684
QIAGEN NV	9,038	326,814
QUALCOMM Inc	688	38,611
Qurate Retail Inc	2,798	59,374
Ralph Lauren Corp	100	12,572
Range Resources Corp	700	11,711
Raytheon Co	2,451	473,484
Red Hat Inc	67	9,002
Regency Centers Corp REIT	157	9,747
Regeneron Pharmaceuticals Inc	258	89,007
Reinsurance Group of America Inc	3,128	417,525
Reliance Steel & Aluminum Co	378	33,090
Republic Services Inc	151	10,322
Retail Properties of America Inc ‘A’ REIT	814	10,403
Robert Half International Inc	1,082	70,438
Rockwell Automation Inc	100	16,622
Ross Stores Inc	1,514	128,312
Royal Gold Inc	93	8,634
Ryder System Inc	200	14,372
Sanderson Farms Inc	167	17,560
Schlumberger Ltd	200	13,406
Science Applications International Corp	345	27,921
Seagate Technology PLC	2,385	134,681
ServiceMaster Global Holdings Inc	240	14,273
Signet Jewelers Ltd	1,100	61,325
Silicon Laboratories Inc	98	9,761
Skechers U.S.A. Inc ‘A’	5,249	157,522
Skyworks Solutions Inc	4,326	418,108
SL Green Realty Corp REIT	100	10,053
Snap-on Inc	162	26,037
Southwestern Energy Co	20,546	108,894
Spirit AeroSystems Holdings Inc ‘A’	5,435	466,921
Spirit Realty Capital Inc REIT	563	4,520
SS&C Technologies Holdings Inc	325	16,868
Stanley Black & Decker Inc	599	79,553
Starbucks Corp	100	4,885
State Street Corp	228	21,225
Steel Dynamics Inc	1,765	81,102
Superior Energy Services Inc	10,011	97,507
Symantec Corp	100	2,065
Synchrony Financial	2,192	73,169
SYNNEX Corp	2,064	199,197
T Rowe Price Group Inc	687	79,754
Take-Two Interactive Software Inc	192	22,725
Tanger Factory Outlet Centers Inc REIT	200	4,698
Tapestry Inc	400	18,684
Target Corp	1,614	122,858

Referenced Entity	Shares	Value
TCF Financial Corp	353	$8,691
TE Connectivity Ltd	844	76,011
TEGNA Inc	4,940	53,599
Teledyne Technologies Inc	45	8,958
Teradata Corp	189	7,587
Teradyne Inc	194	7,386
Texas Instruments Inc	2,120	233,730
The Allstate Corp	4,497	410,440
The Boeing Co	1,007	337,859
The Boston Beer Co Inc ‘A’	49	14,685
The Cheesecake Factory Inc	100	5,506
The Chemours Co	1,347	59,753
The Clorox Co	100	13,525
The Dun & Bradstreet Corp	535	65,618
The Estee Lauder Cos Inc ‘A’	874	124,711
The Gap Inc	300	9,717
The Hershey Co	200	18,612
The Macerich Co REIT	162	9,206
The Michaels Cos Inc	300	5,751
The PNC Financial Services Group Inc	1,438	194,274
The Procter & Gamble Co	207	16,158
The Progressive Corp	1,449	85,708
The Scotts Miracle-Gro Co	208	17,297
The TJX Cos Inc	1,165	110,884
The Toro Co	206	12,412
The Western Union Co	300	6,098
Thor Industries Inc	604	58,824
Toll Brothers Inc	532	19,679
Torchmark Corp	691	56,254
Total System Services Inc	2,177	184,000
Transocean Ltd	800	10,752
TripAdvisor Inc	362	20,167
Tupperware Brands Corp	704	29,033
Twitter Inc	4,601	200,926
Tyson Foods Inc ‘A’	2,798	192,642
UGI Corp ‘A’	100	5,207
Ulta Beauty Inc	320	74,706
Union Pacific Corp	67	9,493
United Therapeutics Corp	1,718	194,392
UnitedHealth Group Inc	695	170,511
Unum Group	2,268	83,893
Urban Outfitters Inc	837	37,288
Valero Energy Corp	3,104	344,016
Varian Medical Systems Inc	361	41,053
Veeva Systems Inc ‘A’	100	7,685
Ventas Inc REIT	350	19,933
VeriFone Systems Inc	47	1,073
Versum Materials Inc	664	24,668
Vertex Pharmaceuticals Inc	778	132,229
VF Corp	302	24,619
Viacom Inc ‘B’	2,452	73,952
Vistra Energy Corp	14,450	341,886
VMware Inc ‘A’	449	65,990
Walmart Inc	4,099	351,079
Waste Management Inc	1,830	148,852
Waters Corp	90	17,423
Weingarten Realty Investors REIT	1,505	46,369
WellCare Health Plans Inc	792	195,022
Welltower Inc REIT	159	9,968
Werner Enterprises Inc	915	34,358
WESCO International Inc	2,578	147,204
Western Digital Corp	2,748	212,723
Whirlpool Corp	233	34,072
Whiting Petroleum Corp	211	11,124
Williams-Sonoma Inc	1,262	77,462
Woodward Inc	215	16,524
World Fuel Services Corp	2,494	50,903
Worthington Industries Inc	213	8,940
WR Grace & Co	137	10,043
WW Grainger Inc	556	171,469
Wynn Resorts Ltd	875	146,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Xcel Energy Inc	100	$4,568
Xilinx Inc	1,047	68,327
Zebra Technologies Corp ‘A’	421	60,308
Zimmer Biomet Holdings Inc	100	11,144
Zynga Inc ‘A’	17,139	69,756

		41,618,404

Total Long Positions		41,623,534

Short Positions:

Argentina
MercadoLibre Inc	100	(29,893)

Ghana
Kosmos Energy Ltd	12,253	(101,332)

Panama
Copa Holdings SA ‘A’	165	(15,612)

Sweden
Autoliv Inc	66	(9,453)

United States
Acadia Healthcare Co Inc	5,085	(208,027)
ACI Worldwide Inc	7,190	(177,377)
Adient PLC	358	(17,610)
Advance Auto Parts Inc	208	(28,226)
Advanced Micro Devices Inc	21,958	(329,150)
AECOM	2,355	(77,786)
AES Corp	9,858	(132,196)
Agios Pharmaceuticals Inc	4,000	(336,920)
Akorn Inc	2,568	(42,603)
Alaska Air Group Inc	248	(14,977)
Albemarle Corp	4,926	(464,670)
Alexion Pharmaceuticals Inc	200	(24,830)
Alkermes PLC	7,559	(311,128)
Allegheny Technologies Inc	9,514	(238,992)
Allergan PLC	1,173	(195,563)
Alliant Energy Corp	116	(4,909)
Allscripts Healthcare Solutions Inc	3,095	(37,140)
Ally Financial Inc	3,957	(103,950)
Alnylam Pharmaceuticals Inc	956	(94,156)
American Airlines Group Inc	10,356	(393,114)
American Homes 4 Rent ‘A’ REIT	389	(8,628)
American International Group Inc	1,717	(91,035)
AmerisourceBergen Corp	519	(44,255)
Aptiv PLC	200	(18,326)
Arch Capital Group Ltd	273	(7,224)
Arconic Inc	5,255	(89,388)
ARRIS International PLC	2,016	(49,281)
AT&T Inc	1,559	(50,059)
Atlassian Corp PLC ‘A’	6,314	(394,751)
AutoNation Inc	1,473	(71,558)
Avis Budget Group Inc	1,253	(40,723)
Axalta Coating Systems Ltd	2,953	(89,505)
Ball Corp	7,804	(277,432)
Bank of America Corp	901	(25,399)
Bank of the Ozarks	6,348	(285,914)
Belden Inc	3,214	(196,440)
BioMarin Pharmaceutical Inc	3,497	(329,417)
Black Hills Corp	4,532	(277,404)
BorgWarner Inc	205	(8,848)
Boyd Gaming Corp	278	(9,635)
Brandywine Realty Trust REIT	2,555	(43,128)
Brookdale Senior Living Inc	56,515	(513,721)
BWX Technologies Inc	157	(9,784)
Callon Petroleum Co	12,237	(131,425)
Campbell Soup Co	839	(34,013)
CarMax Inc	4,618	(336,514)

Referenced Entity	Shares	Value
Carpenter Technology Corp	1,629	($85,637)
Casey’s General Stores Inc	2,147	(225,607)
Catalent Inc	1,969	(82,481)
Centennial Resource Development Inc ‘A’	2,210	(39,913)
CenturyLink Inc	19,568	(364,748)
CF Industries Holdings Inc	768	(34,099)
Charter Communications Inc ‘A’	1,122	(328,982)
Chemical Financial Corp	3,282	(182,709)
Cheniere Energy Inc	6,856	(446,943)
Chesapeake Energy Corp	7,352	(38,524)
Ciena Corp	300	(7,953)
Cinemark Holdings Inc	370	(12,980)
Cintas Corp	65	(12,030)
CIT Group Inc	1,538	(77,531)
Citigroup Inc	901	(60,295)
Citizens Financial Group Inc	100	(3,890)
Clean Harbors Inc	3,580	(198,869)
Cognex Corp	1,772	(79,049)
Colfax Corp	740	(22,681)
Colony Capital Inc REIT	31,775	(198,276)
CommScope Holding Co Inc	179	(5,228)
Compass Minerals International Inc	2,880	(189,360)
Conduent Inc	12,528	(227,634)
Cooper Tire & Rubber Co	1,081	(28,430)
Corning Inc	607	(16,699)
Coty Inc ‘A’	17,727	(249,951)
Cousins Properties Inc REIT	10,405	(100,824)
Cree Inc	5,070	(210,760)
Cypress Semiconductor Corp	8,426	(131,277)
DaVita Inc	799	(55,483)
DDR Corp REIT	6,311	(112,967)
Deere & Co	100	(13,980)
Delta Air Lines Inc	700	(34,678)
DexCom Inc	3,795	(360,449)
Diebold Nixdorf Inc	2,366	(28,274)
Discovery Inc ‘A’	12,733	(350,158)
DISH Network Corp ‘A’	6,338	(213,020)
Dollar Tree Inc	300	(25,500)
Dominion Energy Inc	412	(28,090)
Domino’s Pizza Inc	56	(15,802)
DowDuPont Inc	3,262	(215,031)
Dunkin’ Brands Group Inc	5,037	(347,906)
Dycom Industries Inc	333	(31,472)
E*TRADE Financial Corp	477	(29,173)
EchoStar Corp ‘A’	207	(9,191)
Energizer Holdings Inc	150	(9,444)
Ensco PLC ‘A’	26,169	(189,987)
Envision Healthcare Corp	10,474	(460,961)
EQT Corp	734	(40,502)
Extraction Oil & Gas Inc	4,879	(71,673)
FireEye Inc	10,650	(163,904)
First Data Corp ‘A’	44,364	(928,539)
FirstEnergy Corp	18,276	(656,291)
Floor & Decor Holdings Inc ‘A’	200	(9,866)
Flowserve Corp	3,411	(137,804)
Fluor Corp	100	(4,878)
FMC Corp	703	(62,715)
FNB Corp	9,838	(132,026)
Ford Motor Co	1,600	(17,712)
Fortive Corp	100	(7,711)
Gartner Inc	2,900	(385,410)
GATX Corp	346	(25,684)
General Electric Co	16,029	(218,155)
Genesee & Wyoming Inc ‘A’	2,367	(192,484)
Global Payments Inc	2,520	(280,955)
GoDaddy Inc ‘A’	1,781	(125,739)
Granite Construction Inc	4,308	(239,783)
Graphic Packaging Holding Co	1,323	(19,197)
Guidewire Software Inc	3,972	(352,634)
Halyard Health Inc	2,354	(134,767)
Harley-Davidson Inc	985	(41,449)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
HCA Healthcare Inc	100	($10,260)
Healthcare Services Group Inc	1,207	(52,130)
HEICO Corp	5,061	(369,117)
Henry Schein Inc	1,627	(118,185)
Hess Corp	4,777	(319,534)
Home BancShares Inc	343	(7,738)
Hormel Foods Corp	708	(26,345)
IHS Markit Ltd	5,684	(293,238)
Illumina Inc	65	(18,154)
Incyte Corp	100	(6,700)
Integrated Device Technology Inc	3,210	(102,335)
International Game Technology PLC	1,780	(41,367)
Ionis Pharmaceuticals Inc	3,200	(133,344)
Jack in the Box Inc	890	(75,757)
Johnson Controls International PLC	478	(15,989)
Kellogg Co	1,318	(92,089)
Kemper Corp	2,172	(164,312)
Kennametal Inc	1,341	(48,142)
Kinder Morgan Inc	7,805	(137,914)
KLX Inc	1,773	(127,479)
Knowles Corp	12,062	(184,549)
L Brands Inc	5,076	(187,203)
Laboratory Corp of America Holdings	49	(8,797)
Leggett & Platt Inc	2,092	(93,387)
Lennar Corp ‘A’	169	(8,873)
Liberty Broadband Corp ‘C’	1,951	(147,730)
LifePoint Health Inc	2,393	(116,778)
Lions Gate Entertainment Corp ‘A’	859	(21,320)
Littelfuse Inc	50	(11,409)
LivaNova PLC	789	(78,758)
Live Nation Entertainment Inc	155	(7,528)
Loews Corp	1,080	(52,142)
Mack-Cali Realty Corp REIT	462	(9,369)
Macquarie Infrastructure Corp	16,460	(694,612)
Mallinckrodt PLC	2,865	(53,461)
Markel Corp	26	(28,193)
MarketAxess Holdings Inc	49	(9,695)
Matador Resources Co	1,975	(59,349)
Mattel Inc	614	(10,082)
MB Financial Inc	1,689	(78,876)
McCormick & Co Inc	2,010	(233,341)
Medical Properties Trust Inc REIT	1,650	(23,166)
Medidata Solutions Inc	1,944	(156,609)
Mercury General Corp	2,214	(100,870)
Meredith Corp	2,433	(124,083)
Mohawk Industries Inc	86	(18,427)
Morgan Stanley	1,336	(63,326)
Mylan NV	546	(19,732)
Nabors Industries Ltd	343	(2,199)
National Fuel Gas Co	3,753	(198,759)
NCR Corp	719	(21,556)
Nektar Therapeutics	1,100	(53,713)
Netflix Inc	200	(78,286)
NetScout Systems Inc	5,731	(170,211)
Neurocrine Biosciences Inc	2,781	(273,205)
New Jersey Resources Corp	54	(2,417)
New York Community Bancorp Inc	2,913	(32,160)
Newell Brands Inc	3,580	(92,328)
Nielsen Holdings PLC	2,911	(90,037)
NiSource Inc	318	(8,357)
Noble Energy Inc	953	(33,622)
NOW Inc	4,272	(56,946)
NuVasive Inc	5,878	(306,361)
Office Depot Inc	15,471	(39,451)
OneMain Holdings Inc	963	(32,058)
ONEOK Inc	1,353	(94,480)
OPKO Health Inc	7,465	(35,085)
Owens-Illinois Inc	459	(7,716)
PacWest Bancorp	1,370	(67,705)
Pandora Media Inc	33,508	(264,043)
Parsley Energy Inc ‘A’	300	(9,084)

Referenced Entity	Shares	Value
PBF Energy Inc ‘A’	207	($8,679)
Penske Automotive Group Inc	1,909	(89,437)
Perrigo Co PLC	2,523	(183,952)
Pinnacle Financial Partners Inc	394	(24,172)
Platform Specialty Products Corp	19,000	(220,400)
Post Holdings Inc	5,806	(499,432)
PPL Corp	17,210	(491,345)
Premier Inc ‘A’	9,189	(334,296)
Prestige Brands Holdings Inc	5,333	(204,680)
Qorvo Inc	262	(21,004)
Realogy Holdings Corp	20	(456)
Rowan Cos PLC ‘A’	2,202	(35,716)
Sabre Corp	9,733	(239,821)
Sally Beauty Holdings Inc	2,847	(45,637)
SBA Communications Corp REIT	152	(25,098)
Scientific Games Corp	3,127	(153,692)
Sealed Air Corp	5,976	(253,681)
Seattle Genetics Inc	4,233	(281,029)
Sempra Energy	1,442	(167,431)
Sensata Technologies Holding PLC	6,195	(294,758)
Six Flags Entertainment Corp	2,128	(149,066)
SLM Corp	42,882	(490,999)
SM Energy Co	5,572	(143,145)
Sotheby’s	3,165	(171,986)
Southwest Airlines Co	400	(20,352)
Southwest Gas Holdings Inc	1,621	(123,634)
Spirit Airlines Inc	3,538	(128,606)
Sprouts Farmers Market Inc	1,600	(35,312)
Square Inc ‘A’	3,737	(230,349)
Stericycle Inc	3,729	(243,466)
Sterling Bancorp	13,855	(325,592)
Stifel Financial Corp	4,442	(232,094)
SVB Financial Group	125	(36,095)
Synaptics Inc	23	(1,159)
Syneos Health Inc	1,390	(65,191)
Tableau Software Inc ‘A’	392	(38,318)
Targa Resources Corp	6,597	(326,485)
Taubman Centers Inc REIT	2,076	(121,986)
Telephone & Data Systems Inc	1,637	(44,887)
Texas Capital Bancshares Inc	2,096	(191,784)
Textron Inc	154	(10,150)
The Charles Schwab Corp	2,549	(130,254)
The Cooper Cos Inc	76	(17,894)
The Hain Celestial Group Inc	2,559	(76,258)
The Kraft Heinz Co	7,179	(450,985)
The Kroger Co	5,586	(158,922)
The Madison Square Garden Co ‘A’	80	(24,815)
The Middleby Corp	960	(100,243)
The Mosaic Co	1,485	(41,654)
The New York Times Co ‘A’	5,067	(131,235)
The Southern Co	324	(15,004)
The Ultimate Software Group Inc	1,383	(355,860)
The Wendy’s Co	8,181	(140,549)
The Williams Cos Inc	2,137	(57,934)
TransDigm Group Inc	1,394	(481,125)
TreeHouse Foods Inc	6,589	(345,988)
TRI Pointe Group Inc	9,907	(162,078)
Tyler Technologies Inc	1,074	(238,535)
United Bankshares Inc	8,405	(305,942)
United Continental Holdings Inc	400	(27,892)
United Natural Foods Inc	414	(17,661)
United States Steel Corp	1,368	(47,538)
Uniti Group Inc REIT	27,624	(553,309)
Univar Inc	1,217	(31,934)
Universal Display Corp	816	(70,176)
Valley National Bancorp	2,106	(25,609)
Valvoline Inc	4,735	(102,134)
VEREIT Inc REIT	83,977	(624,789)
ViaSat Inc	5,731	(376,641)
Vulcan Materials Co	309	(39,880)
Wabtec Corp	5,366	(528,980)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Washington Prime Group Inc REIT	16,842	($136,589)
Weatherford International PLC	77,186	(253,942)
Webster Financial Corp	2,725	(173,582)
Welbilt Inc	6,430	(143,453)
WEX Inc	694	(132,193)
Workday Inc ‘A’	1,355	(164,118)
WPX Energy Inc	3,996	(72,048)
XPO Logistics Inc	100	(10,018)
Yum! Brands Inc	381	(29,802)
Zayo Group Holdings Inc	9,959	(363,304)
Zillow Group Inc ‘C’	3,075	(181,609)

		(37,891,356)

Total Short Positions		(38,047,646)

Total Long and Short Positions		$3,575,888

Description	Counter- party	Expiration Dates (1)
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW plus or minus a specified spread (rates range from (1.712%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	08/13/18 07/26/19	-

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia
AGL Energy Ltd	694	$11,547
Alumina Ltd	6,246	12,925
Aurizon Holdings Ltd	47,195	150,927
BlueScope Steel Ltd	2,059	26,278
Caltex Australia Ltd	981	23,609
CIMIC Group Ltd	9,837	307,507
Fortescue Metals Group Ltd	3,796	12,326
Newcrest Mining Ltd	9,277	150,632
Oil Search Ltd	667	4,382
Orica Ltd	5,605	73,585
Origin Energy Ltd	7,944	58,922
Qantas Airways Ltd	3,860	17,577
Santos Ltd	896	4,150
South32 Ltd	35,317	94,307
Woodside Petroleum Ltd	5,291	138,659

		1,087,333

Total Long Positions		1,087,333

Referenced Entity	Shares	Value
Short Positions:

Australia
APA Group	32,149	($234,219)
Challenger Ltd	1,200	(10,502)
Computershare Ltd	1,850	(25,202)
CSL Ltd	743	(105,761)
Domino’s Pizza Enterprises Ltd	287	(11,084)
Healthscope Ltd	80,345	(131,099)
Platinum Asset Management Ltd	2,285	(9,707)
REA Group Ltd	1,803	(121,001)
SEEK Ltd	15,477	(249,413)
TPG Telecom Ltd	17,698	(67,651)
Vocus Group Ltd	54,370	(92,825)

		(1,058,464)

Total Short Positions		(1,058,464)

Total Long and Short Positions		$28,869

Description	Counter- party	Expiration Dates (1)
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR plus or minus a specified spread (rates range from (4.018%) to 0.300%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	08/13/18 08/02/19	-

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia
BHP Billiton PLC	16,777	$376,516
Rio Tinto PLC	7,466	411,514

		788,030

Chile
Antofagasta PLC	11,444	148,683

Germany
TUI AG	353	7,721

Referenced Entity	Shares	Value

Netherlands
Royal Dutch Shell PLC ‘A’	1,375	$47,587

Russia
Evraz PLC	11,217	74,867

South Africa
Anglo American PLC	8,926	198,165
Investec PLC	18,304	129,423

		327,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value

Switzerland
Coca-Cola HBC AG	6,690	$222,674
Glencore PLC	28,690	136,214

		358,888

United Kingdom
Associated British Foods PLC	1,244	44,857
Barclays PLC	9,041	22,347
Barratt Developments PLC	24,907	168,842
BBA Aviation PLC	16,860	75,637
Beazley PLC	1,040	8,014
Bellway PLC	3,650	144,196
BP PLC	26,286	199,997
Britvic PLC	797	8,172
BT Group PLC	65,634	188,287
Burberry Group PLC	3,509	99,728
Centrica PLC	6,928	14,385
Close Brothers Group PLC	4,641	90,601
Direct Line Insurance Group PLC	2,880	12,996
Dixons Carphone PLC	10,096	24,776
DS Smith PLC	2,969	20,343
Hays PLC	4,307	10,577
Inchcape PLC	15,094	155,174
Indivior PLC	19,980	100,609
Intermediate Capital Group PLC	4,885	70,768
International Consolidated Airlines Group SA	820	7,154
JD Sports Fashion PLC	10,351	59,979
Just Eat PLC	510	5,230
Lloyds Banking Group PLC	42,620	35,363
Man Group PLC	31,270	72,487
Marks & Spencer Group PLC	251	975
Meggitt PLC	1,255	8,144
Moneysupermarket.com Group PLC	19,680	81,788
Persimmon PLC	8,397	279,701
Playtech PLC	107	1,061
Rentokil Initial PLC	2,472	11,397
Royal Bank of Scotland Group PLC	6,399	21,542
Royal Mail PLC	38,661	257,208
Smith & Nephew PLC	9,450	174,072
Spectris PLC	27	928
Stagecoach Group PLC	8,213	15,289
Standard Life PLC	49,233	210,824
Tate & Lyle PLC	13,217	112,481
Taylor Wimpey PLC	53,559	126,079
Thomas Cook Group PLC	37,323	52,889
WH Smith PLC	384	10,108
William Hill PLC	35,569	142,061

		3,147,066

Total Long Positions		4,900,430

Short Positions:

Jordan
Hikma Pharmaceuticals PLC	3,535	(69,726)

South Africa
Mediclinic International PLC	11,184	(77,481)
Old Mutual Ltd	13,120	(25,938)

		(103,419)

Referenced Entity	Shares	Value

United Kingdom
AA PLC	44,330	($72,633)
Admiral Group PLC	4,405	(110,708)
Aggreko PLC	9,662	(85,976)
ASOS PLC	563	(45,160)
AstraZeneca PLC	107	(7,401)
Auto Trader Group PLC	17,995	(100,851)
Babcock International Group PLC	16,684	(179,261)
Balfour Beatty PLC	27,529	(102,748)
British American Tobacco PLC	1,564	(78,784)
BTG PLC	13,520	(91,757)
Capita PLC	44,348	(93,213)
Cobham PLC	88,664	(149,924)
ConvaTec Group PLC	68,000	(189,839)
Croda International PLC	345	(21,796)
Essentra PLC	6,797	(43,032)
Experian PLC	2,418	(59,649)
Greene King PLC	10,042	(76,069)
Halma PLC	8,307	(149,578)
Hargreaves Lansdown PLC	7,515	(194,801)
HSBC Holdings PLC	2,420	(22,613)
Inmarsat PLC	34,644	(250,516)
InterContinental Hotels Group PLC	140	(8,703)
ITV PLC	15,319	(35,023)
J Sainsbury PLC	37,922	(160,477)
John Wood Group PLC	33,624	(277,667)
Johnson Matthey PLC	1,063	(50,616)
Legal & General Group PLC	15,978	(55,888)
Melrose Industries PLC	3,554	(9,944)
Merlin Entertainments PLC	39,660	(202,214)
Micro Focus International PLC	12,244	(212,449)
National Grid PLC	4,014	(44,359)
Next PLC	241	(19,183)
Pennon Group PLC	9,843	(102,938)
Petrofac Ltd	1,220	(9,372)
Provident Financial PLC	6,372	(50,275)
Prudential PLC	714	(16,277)
Quilter PLC	4,373	(8,364)
Reckitt Benckiser Group PLC	2,047	(168,191)
Rightmove PLC	1,542	(107,789)
Rolls-Royce Holdings PLC	3,324	(43,295)
Rotork PLC	24,249	(106,796)
RPC Group PLC	2,565	(25,254)
Severn Trent PLC	2,077	(54,155)
St James’s Place PLC	515	(7,770)
Tesco PLC	145,278	(491,562)
The Sage Group PLC	4,708	(38,884)
The Weir Group PLC	3,322	(87,243)
Travis Perkins PLC	1,124	(21,062)
United Utilities Group PLC	12,281	(123,464)
Whitbread PLC	238	(12,406)
Wm Morrison Supermarkets PLC	29,228	(96,949)
WPP PLC	5,218	(81,988)

		(4,856,866)

Total Short Positions		(5,030,011)

Total Long and Short Positions		($129,581)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR plus or minus a specified spread (rates range from (2.250%) to 0.500%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 08/05/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong
Chow Tai Fook Jewellery Group Ltd	34,800	$39,139
CLP Holdings Ltd	500	5,386
Henderson Land Development Co Ltd	6,500	34,276
Kerry Properties Ltd	23,500	112,305
Melco International Development Ltd	50,000	153,380
Power Assets Holdings Ltd	500	3,496
Sino Land Co Ltd	30,000	48,749
Sun Hung Kai Properties Ltd	1,000	15,091
The Wharf Holdings Ltd	1,000	3,202
VTech Holdings Ltd	3,400	39,188
WH Group Ltd	10,000	8,092
Wheelock & Co Ltd	16,000	111,193
Yue Yuen Industrial Holdings Ltd	31,000	87,379

		660,876

Macao
SJM Holdings Ltd	4,000	4,960
Wynn Macau Ltd	6,400	20,510

		25,470

Total Long Positions		686,346

Referenced Entity	Shares	Value

Short Positions:

China
Guotai Junan International Holdings Ltd	42,000	($9,052)
Minth Group Ltd	12,000	(50,757)

		(59,809)

Hong Kong
AIA Group Ltd	7,800	(67,949)
ASM Pacific Technology Ltd	5,000	(63,018)
Cathay Pacific Airways Ltd	30,639	(48,110)
Haitong International Securities Group Ltd	17,270	(7,845)
Hong Kong & China Gas Co Ltd	79,497	(151,961)
Hysan Development Co Ltd	1,000	(5,581)
MTR Corp Ltd	24,603	(135,898)
Techtronic Industries Co Ltd	2,000	(11,108)
Value Partners Group Ltd	58,276	(45,822)
Xinyi Glass Holdings Ltd	8,000	(9,704)

		(546,996)

Macao
MGM China Holdings Ltd	32,997	(76,297)

Total Short Positions		(683,102)

Total Long and Short Positions		$3,244

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR plus or minus a specified spread (rates range from (2.000%) to 0.408%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 07/08/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

China
Yangzijiang Shipbuilding Holdings Ltd	24,906	$16,484

Singapore
DBS Group Holdings Ltd	400	7,780
Genting Singapore Ltd	102,000	91,332
Singapore Airlines Ltd	900	7,048

		106,160

Total Long Positions		122,644

Referenced Entity	Shares	Value
Short Positions:

Singapore
CapitaLand Ltd	7,700	($17,821)
Golden Agri-Resources Ltd	31,300	(6,989)
Singapore Post Ltd	99,900	(92,248)

		(117,058)

Total Short Positions		(117,058)

Total Long and Short Positions		$5,586

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (1.710%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Canada
Air Canada	22,284	$360,199
Atco Ltd ‘I’	241	7,439
Barrick Gold Corp	967	12,703
BlackBerry Ltd	1,061	10,233
Bombardier Inc ‘B’	2,158	8,536
BRP Inc	860	41,461
Canadian Natural Resources Ltd	300	10,828
Canadian Tire Corp Ltd ‘A’	700	91,370
Cenovus Energy Inc	547	5,679

Referenced Entity	Shares	Value
Constellation Software Inc	57	$44,205
Dollarama Inc	9,396	364,219
Empire Co Ltd ‘A’	5,009	100,550
Finning International Inc	3,288	81,159
Franco-Nevada Corp	310	22,625
George Weston Ltd	127	10,362
Goldcorp Inc	587	8,059
Industrial Alliance Insurance & Financial Services Inc	1,717	66,282
Kinross Gold Corp	10,582	39,844
Linamar Corp	2,699	118,685
Methanex Corp	422	29,840

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Quebecor Inc ‘B’	367	$7,515
Suncor Energy Inc	189	7,691
Teck Resources Ltd ‘B’	5,199	132,442
Vermilion Energy Inc	199	7,177
West Fraser Timber Co Ltd	3,448	237,333
WestJet Airlines Ltd	575	7,930

		1,834,366

Chile
Lundin Mining Corp	15,090	83,907

United States
Valeant Pharmaceuticals International Inc	1,031	23,998

Total Long Positions		1,942,271

Short Positions:

Brazil
Yamana Gold Inc	4,282	(12,475)

Canada
AltaGas Ltd	7,010	(144,770)
Cameco Corp	17,015	(191,421)
Canadian Utilities Ltd ‘A’	2,495	(63,008)

Referenced Entity	Shares	Value
Eldorado Gold Corp	19,061	($19,284)
Element Fleet Management Corp	7,853	(36,916)
Enbridge Inc	10,187	(364,195)
Encana Corp	172	(2,246)
Gildan Activewear Inc	1,717	(48,363)
Imperial Oil Ltd	688	(22,870)
Inter Pipeline Ltd	1,171	(21,948)
Keyera Corp	3,086	(85,868)
Pembina Pipeline Corp	776	(26,875)
Peyto Exploration & Development Corp	1,689	(13,002)
PrairieSky Royalty Ltd	429	(8,468)
SNC-Lavalin Group Inc	328	(14,486)
Stantec Inc	732	(18,825)
TransCanada Corp	5,489	(237,489)
Wheaton Precious Metals Corp	8,740	(192,929)
Whitecap Resources Inc	495	(3,355)
WSP Global Inc	1,563	(82,296)

		(1,598,614)

Zambia
First Quantum Minerals Ltd	11,828	(174,273)

Total Short Positions		(1,785,362)

Total Long and Short Positions		$156,909

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS plus or minus a specified spread (rates range from (9.000%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Switzerland
Adecco Group AG	3,086	$182,118
Barry Callebaut AG	10	17,919
dormakaba Holding AG	12	8,383
Flughafen Zurich AG	548	111,499
GAM Holding AG	753	10,354
Georg Fischer AG	192	245,181
Roche Holding AG	208	46,147
Schindler Holding AG	37	7,944
Sika AG	1,315	181,693
Sonova Holding AG	147	26,296
Swiss Life Holding AG	108	37,449
Temenos Group AG	3,806	572,371
The Swatch Group AG	21	9,941

		1,457,295

Total Long Positions		1,457,295

Referenced Entity	Shares	Value
Short Positions:

Austria
ams AG	1,272	($94,332)

Switzerland
Aryzta AG	494	(7,389)
Chocoladefabriken Lindt & Spruengli AG	22	(142,596)
Credit Suisse Group AG	29,246	(437,318)
Dufry AG	795	(101,110)
Lonza Group AG	112	(29,596)
Straumann Holding AG	14	(10,617)
UBS Group AG	4,491	(68,849)
Vifor Pharma AG	3,186	(508,210)

		(1,305,685)

Total Short Positions		(1,400,017)

Total Long and Short Positions		$57,278

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA plus or minus a specified spread (rates range from (7.130%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Belgium
Ageas	3,295	$165,881
Bekaert SA	1,208	39,141
bpost SA	3,340	52,773
Solvay SA	898	113,093
UCB SA	2,404	188,450

		559,338

Finland
Cargotec OYJ ‘B’	1,389	70,084
Fortum OYJ	1,331	31,703
Kesko OYJ ‘B’	2,732	166,868
Neste OYJ	4,669	365,298
UPM-Kymmene OYJ	1,551	55,224

		689,177

France
Air France-KLM	14,510	118,579
Alstom SA	537	24,637
Amundi SA	321	22,189
Atos SE	1,431	194,583
BioMerieux	372	33,424
Cie Generale des Etablissements Michelin	3,287	397,655
Cie Plastic Omnium SA	243	10,247
CNP Assurances	3,657	83,085
Elior Group	693	9,988
Engie SA	29,785	455,607
Eutelsat Communications SA	1,397	28,911
Faurecia SA	451	32,060
Hermes International	30	18,326
Imerys SA	119	9,604
Ipsen SA	178	27,841
Lagardere SCA	603	15,888
Peugeot SA	13,464	306,781
Renault SA	2,821	239,000
Societe BIC SA	84	7,789
Teleperformance	2,366	417,589
Thales SA	1,077	138,560
TOTAL SA	1,407	85,441

		2,677,784

Germany
Aurubis AG	2,660	203,050
Continental AG	308	70,094
Covestro AG	5,559	494,105
Deutsche Lufthansa AG	11,326	271,344
HeidelbergCement AG	215	18,053
Hella GmbH & Co KGaA	172	9,604
HOCHTIEF AG	685	123,528
Infineon Technologies AG	322	8,179
MTU Aero Engines AG	39	7,470
OSRAM Licht AG	144	5,864
Rheinmetall AG	2,022	222,465
Salzgitter AG	3,314	144,186
Schaeffler AG	3,793	49,230
Software AG	4,525	210,310
Suedzucker AG	6,159	97,897
Talanx AG	1,899	69,180

		2,004,559

Italy
A2A SPA	179,721	311,085
Autogrill SPA	13,343	164,807
Azimut Holding SpA	114	1,757

Referenced Entity	Shares	Value
DiaSorin SPA	446	$50,686
Eni SPA	15,823	293,381
Hera SPA	24,488	76,197
Moncler SPA	6,593	299,158
Prysmian SPA	5,485	136,098
Snam SpA	1,656	6,901

		1,340,070

Luxembourg
APERAM SA	1,104	47,320
ArcelorMittal	1,250	36,470
SES SA	242	4,424

		88,214

Netherlands
Aalberts Industries NV	191	9,124
Akzo Nobel NV	757	64,566
ASM International NV	3,973	218,923
ASR Nederland NV	5,951	242,330
Koninklijke Ahold Delhaize NV	9,139	218,218
Koninklijke DSM NV	369	36,914
NN Group NV	6,535	265,038
Signify NV	7,502	194,089
Wolters Kluwer NV	460	25,841

		1,275,043

Portugal
Galp Energia SGPS SA	119	2,264

Spain
Acerinox SA	4,715	62,301
ACS Actividades de Construccion y Servicios SA	228	9,199
Amadeus IT Group SA	2,238	175,980
Ebro Foods SA	1,934	45,081
Enagas SA	837	24,412
Endesa SA	11,997	263,833
Mapfre SA	4,848	14,572
Prosegur Cia de Seguridad SA	1,843	12,006
Repsol SA	27,509	536,951

		1,144,335

Switzerland
STMicroelectronics NV	11,640	258,214

United Kingdom
Fiat Chrysler Automobiles NV	6,387	120,486

Total Long Positions		10,159,484

Short Positions:

Belgium
Anheuser-Busch InBev SA NV	2,239	(225,837)
Galapagos NV	994	(91,545)
Telenet Group Holding NV	2,236	(104,100)
Umicore SA	19	(1,085)

		(422,567)

Finland
Amer Sports OYJ	4,334	(136,279)
Huhtamaki OYJ	2,704	(99,714)
Metso OYJ	227	(7,572)
Nokia OYJ	5,401	(30,979)
Orion Oyj	982	(26,411)
Outokumpu OYJ	1,513	(9,371)

		(310,326)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value

France
Accor SA	1,152	($56,420)
Bollore SA	93,657	(434,938)
Carrefour SA	1,466	(23,648)
Casino Guichard Perrachon SA	279	(10,798)
Credit Agricole SA	592	(7,857)
Edenred	12,865	(406,363)
Electricite de France SA	19,633	(269,402)
Getlink SE	10,681	(146,435)
Iliad SA	1,169	(184,451)
Ingenico Group SA	3,187	(285,760)
JCDecaux SA	2,641	(88,187)
Orpea	933	(124,274)
Remy Cointreau SA	565	(73,147)
SCOR SE	777	(28,734)
Societe Generale SA	299	(12,567)
Suez	4,851	(62,753)
Technicolor SA	32,204	(39,568)
Ubisoft Entertainment SA	42	(4,591)
Valeo SA	444	(24,210)
Vivendi SA	5,546	(135,671)

		(2,419,774)

Germany
Axel Springer SE	210	(15,176)
Bayerische Motoren Werke AG	12	(1,085)
Bilfinger SE	932	(47,246)
Commerzbank AG	11,206	(106,898)
Daimler AG	173	(11,082)
Deutsche Bank AG	32,768	(350,568)
Deutsche Telekom AG	11,743	(181,481)
Fielmann AG	282	(19,498)
GEA Group AG	5,919	(199,341)
RWE AG	74	(1,682)
Sartorius AG Preferred	341	(50,765)
Telefonica Deutschland Holding AG	2,509	(9,870)
thyssenkrupp AG	2,080	(50,419)
Volkswagen AG	9	(1,487)
Wirecard AG	592	(94,732)
Zalando SE	3,945	(219,863)

		(1,361,193)

Italy
Atlantia SpA	1,567	(46,199)
Banco BPM SpA	3,287	(9,548)
BPER Banca	28,216	(153,956)
Buzzi Unicem SpA	3,896	(95,191)
Davide Campari-Milano SpA	2,623	(21,529)
Ferrari NV	282	(38,118)
Intesa Sanpaolo SPA	3,419	(9,892)

Referenced Entity	Shares	Value
Leonardo SPA	21,262	($209,269)
Recordati SPA	1,095	(43,390)
Saipem SpA	31,948	(146,519)
Telecom Italia SpA/Milano	78,560	(58,204)
UniCredit SpA	5,473	(90,712)
Unione di Banche Italiane SpA	21,235	(81,337)
Unipol Gruppo SpA	2,862	(11,028)

		(1,014,892)

Luxembourg
Eurofins Scientific SE	413	(229,055)
Tenaris SA	34,635	(632,090)

		(861,145)

Netherlands
ABN AMRO Group NV	76	(1,966)
Aegon NV	541	(3,230)
ALTICE EUROPE NV	30,832	(125,147)
ASML Holding NV	50	(9,894)
Boskalis Westminster	3,980	(115,657)
Koninklijke KPN NV	21,562	(58,631)
Koninklijke Vopak NV	4,284	(197,458)
OCI NV	6,593	(177,045)
SBM Offshore NV	14,410	(223,432)

		(912,460)

Spain
Atresmedia Corp de Medios de Comunicacion SA	994	(8,338)
Banco de Sabadell SA	7,171	(11,974)
Banco Santander SA	10,971	(58,634)
Bankia SA	52,606	(196,172)
Cellnex Telecom SAU	13,331	(335,161)
Distribuidora Internacional de Alimentacion SA	7,845	(22,789)
Grifols SA	5,985	(179,388)
Industria de Diseno Textil SA	4,951	(168,602)
Telefonica SA	11,589	(98,361)
Zardoya Otis SA	4,227	(40,308)

		(1,119,727)

United Kingdom
Unilever NV	955	(53,210)

United States
QIAGEN NV	8,252	(299,129)

Total Short Positions		(8,774,423)

Total Long and Short Positions		$1,385,061

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC plus or minus a specified spread (rates range from (1.500%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Japan
ABC-Mart Inc	100	$5,466
Alfresa Holdings Corp	8,000	187,858
Amada Holdings Co Ltd	2,700	25,913
ANA Holdings Inc	1,200	44,031
Astellas Pharma Inc	10,400	158,273
Bandai Namco Holdings Inc	7,500	308,936
Chubu Electric Power Co Inc	700	10,496
Citizen Watch Co Ltd	1,500	9,836

Referenced Entity	Shares	Value
Coca-Cola Bottlers Japan Holdings Inc	100	$4,001
Cosmos Pharmaceutical Corp	100	20,293
CyberAgent Inc	200	11,995
Daicel Corp	200	2,209
Fujitsu Ltd	2,000	12,103
GungHo Online Entertainment Inc	6,100	15,499
Hakuhodo DY Holdings Inc	8,300	133,082
Haseko Corp	25,600	352,847
Hitachi Chemical Co Ltd	100	2,013
Hitachi High-Technologies Corp	1,400	56,952
Hitachi Ltd	36,000	253,619

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Idemitsu Kosan Co Ltd	7,300	$259,600
Inpex Corp	12,500	129,824
ITOCHU Corp	700	12,660
Itochu Techno-Solutions Corp	13,200	227,696
Japan Airlines Co Ltd	13,400	474,776
JFE Holdings Inc	800	15,110
JXTG Holdings Inc	65,300	453,037
Kajima Corp	28,000	216,347
Kamigumi Co Ltd	6,200	128,686
Kaneka Corp	4,000	35,823
Kobayashi Pharmaceutical Co Ltd	900	77,684
Kose Corp	100	21,510
Kyushu Railway Co	100	3,058
Lawson Inc	100	6,245
Lion Corp	200	3,660
LIXIL Group Corp	100	1,999
Marubeni Corp	1,100	8,375
Matsumotokiyoshi Holdings Co Ltd	5,800	260,268
Medipal Holdings Corp	6,800	136,593
Mitsubishi Gas Chemical Co Inc	6,900	155,924
Mitsubishi Tanabe Pharma Corp	5,200	89,779
Mitsui & Co Ltd	500	8,326
Mitsui Chemicals Inc	100	2,658
Mixi Inc	1,600	40,449
MonotaRO Co Ltd	100	4,418
Nexon Co Ltd	8,900	129,133
NHK Spring Co Ltd	13,600	128,018
Nikon Corp	1,200	19,071
Nippon Electric Glass Co Ltd	700	19,404
Nippon Express Co Ltd	3,700	268,111
Nippon Shinyaku Co Ltd	600	37,235
Nippon Shokubai Co Ltd	900	64,998
Nippon Telegraph & Telephone Corp	1,900	86,313
NOK Corp	400	7,726
Nomura Research Institute Ltd	200	9,676
Obayashi Corp	26,600	276,199
Obic Co Ltd	100	8,262
Oji Holdings Corp	2,000	12,394
Omron Corp	300	13,975
Ono Pharmaceutical Co Ltd	300	7,023
Oracle Corp Japan	2,400	195,612
Oriental Land Co Ltd	600	62,908
ORIX Corp	800	12,610
Osaka Gas Co Ltd	200	4,141
Otsuka Corp	4,200	164,419
Park24 Co Ltd	100	2,720
Persol Holdings Co Ltd	4,500	100,217
Pigeon Corp	100	4,860
Pola Orbis Holdings Inc	5,100	224,122
Rakuten Inc	100	675
SCSK Corp	400	18,573
Sega Sammy Holdings Inc	9,000	154,039
Sekisui Chemical Co Ltd	900	15,310
Shimadzu Corp	1,200	36,205
Shimamura Co Ltd	100	8,792
Shimizu Corp	900	9,315
Sojitz Corp	2,400	8,692
Square Enix Holdings Co Ltd	10,500	514,837
Stanley Electric Co Ltd	300	10,215
Start Today Co Ltd	1,900	68,743
Subaru Corp	700	20,360
Sumitomo Chemical Co Ltd	2,000	11,311
Sumitomo Heavy Industries Ltd	1,200	40,432
Sumitomo Rubber Industries Ltd	100	1,585
Sundrug Co Ltd	100	4,051
Suzuken Co Ltd	3,500	148,013
Taiheiyo Cement Corp	1,600	52,634
Taisei Corp	8,900	490,118
The Gunma Bank Ltd	7,900	41,355
Tokyo Broadcasting System Holdings Inc	3,500	78,488
Tokyo Electric Power Co Holdings Inc	1,300	6,052
Tokyo Gas Co Ltd	500	13,276
Toppan Printing Co Ltd	1,000	7,823
Tosoh Corp	8,200	126,790

Referenced Entity	Shares	Value
Toyo Suisan Kaisha Ltd	3,000	$107,036
Toyoda Gosei Co Ltd	900	22,779
Toyota Boshoku Corp	6,700	122,899
Toyota Tsusho Corp	400	13,367
Tsuruha Holdings Inc	100	12,525
Yamada Denki Co Ltd	600	2,980

		8,418,344

Total Long Positions		8,418,344

Short Positions:

Japan
Advantest Corp	1,200	(24,891)
Aeon Co Ltd	14,300	(305,909)
AEON Financial Service Co Ltd	6,300	(134,278)
Alps Electric Co Ltd	2,300	(59,069)
Asics Corp	14,800	(249,840)
Calbee Inc	8,200	(308,464)
Casio Computer Co Ltd	5,500	(89,326)
Chiyoda Corp	1,500	(13,006)
Chugai Pharmaceutical Co Ltd	200	(10,472)
Daifuku Co Ltd	200	(8,738)
Dai-ichi Life Holdings Inc	400	(7,119)
DeNA Co Ltd	800	(14,981)
Don Quijote Holdings Co Ltd	1,000	(47,999)
Electric Power Development Co Ltd	2,000	(51,622)
FamilyMart UNY Holdings Co Ltd	3,200	(336,974)
Fast Retailing Co Ltd	100	(45,835)
Hamamatsu Photonics KK	3,704	(159,003)
Hokuriku Electric Power Co	16,700	(167,735)
Isetan Mitsukoshi Holdings Ltd	21,500	(268,232)
Japan Airport Terminal Co Ltd	300	(14,030)
Japan Post Insurance Co Ltd	400	(8,222)
Japan Tobacco Inc	1,000	(27,946)
JGC Corp	1,900	(38,220)
Kakaku.com Inc	6,600	(148,619)
Kansai Paint Co Ltd	6,400	(132,816)
Keihan Holdings Co Ltd	2,500	(89,634)
Keikyu Corp	9,700	(158,880)
Keio Corp	2,900	(140,129)
Kikkoman Corp	3,300	(166,614)
Kintetsu Group Holdings Co Ltd	4,300	(175,334)
Kobe Steel Ltd	600	(5,483)
Konica Minolta Inc	9,000	(83,469)
Kyushu Electric Power Co Inc	4,100	(45,779)
LINE Corp	1,900	(78,445)
M3 Inc	200	(7,954)
Marui Group Co Ltd	20,853	(438,646)
MINEBEA MITSUMI Inc	100	(1,685)
Mitsubishi Logistics Corp	5,800	(125,070)
Mitsubishi UFJ Lease & Finance Co Ltd	1,600	(9,809)
Murata Manufacturing Co Ltd	300	(50,363)
Nagoya Railroad Co Ltd	4,900	(126,394)
Nankai Electric Railway Co Ltd	2,600	(72,121)
NGK Spark Plug Co Ltd	11,700	(332,617)
Nidec Corp	600	(89,754)
Nippon Paint Holdings Co Ltd	7,000	(301,036)
NTN Corp	1,900	(7,776)
Odakyu Electric Railway Co Ltd	10,000	(214,459)
Orient Corp	6,100	(8,197)
Ricoh Co Ltd	42,600	(390,119)
Seven Bank Ltd	26,400	(80,615)
Shikoku Electric Power Co Inc	13,600	(181,902)
Shimano Inc	2,400	(352,187)
Shin-Etsu Chemical Co Ltd	100	(8,887)
SoftBank Group Corp	2,600	(185,661)
Sony Corp	200	(10,243)
Sony Financial Holdings Inc	15,300	(291,512)
Sumitomo Metal Mining Co Ltd	1,300	(49,617)
Suruga Bank Ltd	1,800	(16,033)
Suzuki Motor Corp	100	(5,511)
Sysmex Corp	1,100	(102,492)
T&D Holdings Inc	15,900	(238,469)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
TDK Corp	1,900	($193,463)
The Bank of Kyoto Ltd	2,800	(129,280)
The Chugoku Electric Power Co Inc	15,100	(195,063)
The Yokohama Rubber Co Ltd	3,000	(62,226)
Tokio Marine Holdings Inc	2,700	(126,315)
Toray Industries Inc	2,900	(22,889)
Toyota Industries Corp	400	(22,390)
Toyota Motor Corp	500	(32,334)
Yakult Honsha Co Ltd	200	(13,372)

Referenced Entity	Shares	Value
Yamaha Corp	2,000	($103,795)
Yamato Holdings Co Ltd	5,700	(167,766)
Yaskawa Electric Corp	4,300	(151,425)

		(8,536,560)

Total Short Positions		(8,536,560)

Total Long and Short Positions		($118,216)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day USD-Federal Funds plus or minus a specified spread (rates range from (2.670%) to 0.000%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	MSC	06/18/19- 07/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Reference Entity	Shares	Value
Short Positions:

United States
Altice USA Inc ‘A’	13,817	($235,713)
Altice USA Inc ‘B’	163	(2,781)

		(238,494)

Total Short Positions		($238,494)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Denmark
Danske Bank AS	641	$19,970
Dfds AS	311	19,796
DSV AS	269	21,655
GN Store Nord AS	8,159	370,714
H Lundbeck AS	3,676	257,638
Jyske Bank AS	398	21,755
Novo Nordisk AS ‘B’	1,815	83,836
Orsted AS	533	32,203
Vestas Wind Systems AS	119	7,347

		834,914

Total Long Positions		834,914

Referenced Entity	Shares	Value

Short Positions:

Denmark
AP Moller - Maersk AS ‘B’	79	($97,732)
Genmab AS	1,813	(278,963)
Novozymes AS ‘B’	841	(42,536)
Pandora AS	2,012	(140,231)

		(559,462)

Total Short Positions		(559,462)

Total Long and Short Positions		$275,452

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Norway
Equinor ASA	3,398	$89,852
Leroy Seafood Group ASA	21,009	141,522
Marine Harvest ASA	3,186	63,347
Norsk Hydro ASA	24,131	144,044
Orkla ASA	1,441	12,607
Salmar ASA	4,748	199,149
Telenor ASA	85	1,741

		652,262

Total Long Positions		652,262

Referenced Entity	Shares	Value
Short Positions:

Norway
Gjensidige Forsikring ASA	481	($7,875)
Schibsted ASA ‘A’	9,832	(298,147)

		(306,022)

United Kingdom
Subsea 7 SA	1,521	(24,179)

Total Short Positions		(330,201)

Total Long and Short Positions		$322,061

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR plus or minus a specified spread (rates range from (0.500%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Malta
Kindred Group PLC SDR	11,249	$140,925

Sweden
Axfood AB	680	13,051
BillerudKorsnas AB	884	12,461
Boliden AB	16,043	517,764
Electrolux AB ‘B’	3,517	79,813
Essity AB ‘B’	1,351	33,237
Holmen AB ‘B’	741	16,783
Husqvarna AB ‘B’	770	7,284
NCC AB ‘B’	7,317	121,327
Saab AB ‘B’	663	27,456
Sandvik AB	2,720	48,038
Securitas AB ‘B’	749	12,282
SSAB AB ‘A’	15,969	75,100
Svenska Cellulosa AB SCA ‘B’	4,231	45,804
Swedish Match AB	36	1,779
Swedish Orphan Biovitrum AB	371	8,080
Volvo AB ‘B’	8,795	139,780

		1,160,039

Total Long Positions		1,300,964

Referenced Entity	Shares	Value

Short Positions:

Colombia
Millicom International Cellular SA SDR	2,252	($132,355)

Sweden
Getinge AB ‘B’	4,904	(44,519)
Hexpol AB	5,391	(55,762)
Svenska Handelsbanken AB ‘A’	6,427	(71,182)
Telefonaktiebolaget LM Ericsson ‘B’	122,405	(943,033)

		(1,114,496)

Total Short Positions		(1,246,851)

Total Long and Short Positions		$54,113

Total Basket Swaps		$5,378,170

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- Party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Canada Index appreciation	MSCI Canada Index depreciation	M	JPM	09/19/18	96	$476,071	$941	$—	$941
MSCI Hong Kong Index appreciation	MSCI Hong Kong Index depreciation	M	JPM	09/19/18	33	375,409	(18,810)	—	(18,810)
MSCI Italy Index appreciation	MSCI Italy Index depreciation	M	JPM	09/19/18	922	112,422	(2,124)	—	(2,124)
MSCI Japan Index appreciation	MSCI Japan Index depreciation	M	JPM	09/19/18	18,124	332,602	(9,913)	—	(9,913)
MSCI Singapore Index appreciation	MSCI Singapore Index depreciation	M	JPM	09/19/18	24	105,144	(5,723)	—	(5,723)
Swiss Market Index appreciation	Swiss Market Index depreciation	M	GSC	09/21/18	5	434,741	(1,791)	—	(1,791)
Swiss Market Index appreciation	Swiss Market Index depreciation	M	MSC	09/21/18	3	260,845	(1,075)	—	(1,075)

							($38,495)	$—	($38,495)

Total Swap Agreements									($278,002)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$44,208,270	$10,287,465	$33,920,805	$—
	Derivatives:
	Equity Contracts
	Futures	10,355	10,355	—	—
	Swaps	1,693,163	—	1,693,163	—

	Total Equity Contracts	1,703,518	10,355	1,693,163	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,903	—	4,903	—

	Total Assets - Derivatives	1,708,421	10,355	1,698,066	—

	Total Assets	45,916,691	10,297,820	35,618,871	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(468,159)	(468,159)	—	—
	Swaps	(1,971,165)	—	(1,971,165)	—

	Total Equity Contracts	(2,439,324)	(468,159)	(1,971,165)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(110,674)	—	(110,674)	—

	Total Liabilities - Derivatives	(2,549,998)	(468,159)	(2,081,839)	—

	Total Liabilities	(2,549,998)	(468,159)	(2,081,839)	—

	Total	$43,366,693	$9,829,661	$33,537,032	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 7.2%

Cyprus - 0.5%

Bank of Cyprus Holdings PLC *	104,173	$290,752

Iceland - 3.1%

Arion Banki HF *	143,411	115,952
Eik fasteignafelag HF *	1,514,000	127,366
Eimskipafelag Islands HF	70,000	144,313
Hagar HF *	618,250	264,002
Icelandair Group HF	930,000	114,597
N1 HF *	94,600	99,620
Reginn HF *	719,300	142,268
Reitir fasteignafelag HF	360,629	275,172
Siminn HF	7,044,100	291,112
Sjova-Almennar Tryggingar HF	917,600	140,425
Tryggingamidstodin HF	254,500	83,708
Vatryggingafelag Islands HF	822,000	95,056

		1,893,591

Japan - 0.9%

Mitsubishi UFJ Financial Group Inc	29,000	164,282
Mizuho Financial Group Inc	61,400	103,427
Resona Holdings Inc	8,600	45,836
Sumitomo Mitsui Financial Group Inc	3,700	144,322
Sumitomo Mitsui Trust Holding Inc	1,900	74,962

		532,829

Serbia - 0.1%

Komercijalna Banka AD Beograd *	1,991	38,220

Singapore - 0.4%

Yoma Strategic Holdings Ltd	980,467	265,833

South Korea - 0.9%

Hana Financial Group Inc	430	16,512
Hyundai Heavy Industries Co Ltd *	23	2,103
Hyundai Mobis Co Ltd	104	19,781
Hyundai Motor Co	188	21,130
KB Financial Group Inc	419	19,723
Korea Electric Power Corp	640	18,357
Korea Zinc Co Ltd	42	14,547
KT&G Corp	130	12,491
LG Chem Ltd	44	13,170
LG Corp	253	16,356
LG Electronics Inc	160	11,913
LG Household & Health Care Ltd	16	20,049
Lotte Chemical Corp	33	10,287
Lotte Corp * l	—	35
Lotte Shopping Co Ltd l	—	29
NAVER Corp	46	31,478
POSCO	58	17,114
S-Oil Corp	120	11,784
Samsung Biologics Co Ltd * ~	39	14,597
Samsung C&T Corp	160	16,730
Samsung Electronics Co Ltd	1,850	77,496
Samsung Fire & Marine Insurance Co Ltd	70	16,586
Samsung Life Insurance Co Ltd	180	15,890
Samsung SDI Co Ltd	126	24,168
Samsung SDS Co Ltd	94	16,878
Shinhan Financial Group Co Ltd	481	18,623
SK Holdings Co Ltd *	70	16,254
SK Hynix Inc	563	43,215
SK Innovation Co Ltd	73	13,222
SK Telecom Co Ltd	100	20,901
Woori Bank	910	13,273

		564,692

	Shares	Value

Vietnam - 1.3%

Bank for Foreign Trade of Vietnam JSC	19,050	$48,020
Bank for Investment and Development of Vietnam JSC	12,200	13,791
Bao Viet Holdings	4,100	14,480
Binh Minh Plastics JSC	6,600	16,846
Coteccons Construction JSC	3,400	22,547
Danang Rubber JSC	1,800	1,840
Domesco Medical Import Export JSC	6,200	24,440
HA TIEN 1 Cement JSC	5,600	2,799
Ho Chi Minh City Infrastructure Investment JSC *	17,410	20,035
Hoa Phat Group JSC *	26,320	43,843
Hoa Sen Group	4,070	2,138
KIDO Group Corp	9,700	14,083
Kinh Bac City Development Share Holding Corp *	13,300	6,916
Masan Group Corp *	16,900	58,063
PetroVietnam Drilling & Well Services JSC *	6,800	4,023
Petrovietnam Fertilizer & Chemicals JSC	10,000	7,483
PetroVietnam Gas JSC	4,300	16,490
PetroVietnam Nhon Trach 2 Power JSC	19,840	25,117
PetroVietnam Technical Services Corp	16,300	12,283
Pha Lai Thermal Power JSC	5,700	4,364
Refrigeration Electrical Engineering Corp	10,500	14,546
Saigon - Hanoi Commercial Joint Stock Bank *	24,510	8,742
Saigon Securities Inc	17,300	21,375
Saigon Thuong Tin Commercial JSB *	38,500	19,313
Tan Tao Investment & Industry JSC *	27,800	3,178
Viet Capital Securities JSC *	5,600	20,092
Viet Nam Construction and Import-Export JSC	8,000	5,750
Vietnam Dairy Products JSC	10,240	75,528
Vietnam Joint Stock Commercial Bank for Industry and Trade	3,900	4,110
Vietnam Technological and Commercial Joint - Stock Bank * Ω	5,800	24,788
Vingroup JSC *	47,577	221,581

		778,604

Total Common Stocks (Cost $4,395,848)		4,364,521

	Principal Amount
CORPORATE BONDS & NOTES - 2.8%

Argentina - 0.7%

Banco Hipotecario SA 36.333% (ARS Deposit + 2.500%)
due 01/12/20 § ~	ARS 6,110,000	191,891
YPF SA 36.750% (ARS Deposit + 4.000%)
due 07/07/20 § ~	$372,000	197,444

		389,335

China - 1.2%

21Vianet Group Inc 7.000% due 08/17/20 ~	200,000	196,495
China Evergrande Group 8.750% due 06/28/25 ~	200,000	176,377
eHi Car Services Ltd 5.875% due 08/14/22 ~	200,000	176,927
Times China Holdings Ltd 6.250% due 01/17/21 ~	200,000	190,068

		739,867

Ecuador - 0.2%

EP PetroEcuador 7.966% (USD LIBOR + 5.630%) due 09/24/19 § ~	131,579	129,934

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Honduras - 0.4%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	$250,000	$258,103

India - 0.3%

ABJA Investment Co Pte Ltd 5.450% due 01/24/28 ~	200,000	169,742

Total Corporate Bonds & Notes (Cost $2,109,820)		1,686,981

SENIOR LOAN NOTES - 0.9%

Barbados - 0.7%

Barbados Government 11.782% (USD LIBOR + 10.000%) due 12/20/19 § Y Ω ±	800,000	408,240

Kenya - 0.2%

Republic of Kenya 6.533% (USD LIBOR + 5.000%) due 04/11/19 §	114,000	114,285

Total Senior Loan Notes (Cost $908,989)		522,525

MORTGAGE-BACKED SECURITIES - 0.9%

United States - 0.9%

Fannie Mae (IO)
3.000% due 04/25/48	629,057	124,445
4.059% (6.150% - USD LIBOR) due 01/25/43 §	1,478,352	182,462
Fannie Mae Interest Strip (IO) 3.500% due 02/25/48	603,058	133,055
Freddie Mac Strips (IO) 3.500% due 12/15/47	421,879	98,849

		538,811

Total Mortgage-Backed Securities (Cost $739,356)		538,811

FOREIGN GOVERNMENT BONDS & NOTES - 47.0%

Albania - 1.7%

Albania Government 5.750% due 11/12/20 ~	EUR 804,000	1,030,456

Angola - 0.3%

Angolan Government International Bond 8.250% due 05/09/28 ~	$200,000	200,685

Argentina - 3.5%

Argentine Republic Government International Bond
6.250% due 11/09/47	EUR 1,228,000	1,122,324
6.875% due 01/11/48	$726,000	550,315
Autonomous City of Buenos Aires 33.474% (ARS Deposit + 5.000%) due 01/23/22 § ~	ARS 662,000	23,682
Bonos De La Nacion Argentina En Moneda Dua 4.500% due 06/21/19	$211,610	216,888

	Principal Amount	Value

Provincia de Buenos Aires
35.948% (ARS Deposit + 3.830%) due 05/31/22 § ~	ARS 3,683,000	$112,814
37.328% (ARS Deposit + 3.750%) due 04/12/25 ~	2,480,000	72,878

		2,098,901

Bahrain - 0.5%

Bahrain Government International Bond 7.000% due 10/12/28 ~	$350,000	314,647

Barbados - 0.5%

Barbados Government
6.625% due 12/05/35 Y ~ Ω	421,000	224,056
7.000% due 08/04/22 Y ~ Ω	145,000	78,547

		302,603

Dominican Republic - 3.1%

Dominican Republic
8.900% due 02/15/23 ~	DOP 88,400,000	1,845,496
16.950% due 02/04/22 ~	1,800,000	46,730

		1,892,226

El Salvador - 4.5%

El Salvador Government
5.875% due 01/30/25 ~	$163,000	153,202
6.375% due 01/18/27 ~	194,000	181,632
7.650% due 06/15/35 ~	333,000	327,232
8.250% due 04/10/32 ~	679,000	702,453
8.625% due 02/28/29 ~	1,254,000	1,344,915

		2,709,434

Iceland - 0.9%

Iceland Rikisbref
6.500% due 01/24/31	ISK 50,183,769	523,219

Indonesia - 1.4%

Indonesia Treasury Bond
6.125% due 05/15/28	IDR 9,957,000,000	620,141
7.000% due 05/15/27	3,422,000,000	225,009

		845,150

Macedonia - 3.9%

Macedonia Government
2.750% due 01/18/25 ~	EUR 140,000	161,136
3.975% due 07/24/21 ~	1,773,000	2,200,954

		2,362,090

New Zealand - 3.4%

New Zealand Government 2.500% due 09/20/35 ^ ~	NZD 2,652,993	2,054,185

Peru - 0.6%

Peru Government Bond
5.700% due 08/12/24	PEN 746,000	235,983
8.200% due 08/12/26	431,000	156,566

		392,549

Serbia - 13.8%

Serbia Treasury
5.750% due 07/21/23	RSD 545,500,000	5,833,374
5.875% due 02/08/28	223,980,000	2,394,192
10.000% due 09/11/21	10,270,000	121,085

		8,348,651

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Sri Lanka - 8.0%

Sri Lanka Government
8.000% due 11/15/18	LKR 8,220,000	$51,868
8.750% due 10/15/18	53,000,000	334,714
9.250% due 05/01/20	71,020,000	444,836
9.450% due 10/15/21	47,000,000	292,861
10.000% due 10/01/22	220,100,000	1,376,024
10.000% due 03/15/23	8,000,000	49,772
10.250% due 03/15/25	3,360,000	20,956
10.600% due 07/01/19	2,630,000	16,828
10.750% due 03/01/21	88,000,000	565,649
11.000% due 08/01/21	67,270,000	436,809
11.000% due 08/01/24	15,000,000	96,754
11.000% due 08/01/25	5,000,000	32,235
11.000% due 06/01/26	77,800,000	503,062
11.200% due 07/01/22	15,380,000	100,254
11.400% due 01/01/24	33,000,000	217,157
11.500% due 12/15/21	15,000,000	99,076
11.500% due 08/01/26	9,000,000	59,446
11.500% due 09/01/28	26,000,000	171,832

		4,870,133

Tunisia - 0.5%

Banque Centrale de Tunisie International Bond 5.625% due 02/17/24 ~	EUR 260,000	297,449

Turkey - 0.4%

Turkey Government International Bond 6.125% due 10/24/28	$291,000	273,264

Total Foreign Government Bonds & Notes (Cost $28,535,735)		28,515,642

SHORT-TERM INVESTMENTS - 32.0%

Foreign Government Issues - 13.3%

Banco Central De La Republica Argentina (Argentina)
55.264% due 08/15/18	ARS 7,551,000	246,974
Egypt Treasury Bills (Egypt)
(7.580%) due 07/10/18	EGP 18,425,000	1,032,132
7.257% due 07/24/18	5,075,000	282,374
9.976% due 07/31/18	4,400,000	243,969
11.828% due 07/17/18	7,050,000	392,028
13.111% due 08/14/18	6,425,000	353,726
14.130% due 08/21/18	2,125,000	116,566
18.976% due 09/18/18	1,650,000	88,784
19.273% due 09/25/18	2,750,000	147,393
19.550% due 10/02/18	5,600,000	298,955
Nigeria OMO Bill (Nigeria)
13.360% due 01/17/19	NGN 54,065,000	139,578
13.615% due 01/10/19	176,403,000	455,966
13.693% due 10/11/18	21,977,000	58,632
13.708% due 10/18/18	21,978,000	58,488
14.061% due 07/26/18	31,397,000	86,042
Nigeria Treasury Bills (Nigeria)
5.225% due 07/05/18	196,988,000	544,538
12.897% due 09/13/18	106,530,000	287,434
12.968% due 09/20/18	48,760,000	131,238

13.090% due 10/04/18	40,519,000	108,517
13.115% due 11/29/18	9,210,000	24,203
13.152% due 11/01/18	120,452,000	319,503
13.192% due 10/18/18	23,154,000	61,702
13.192% due 10/18/18	28,903,000	77,022
13.360% due 01/17/19	173,655,000	448,320
13.458% due 11/22/18	11,050,000	29,072
13.503% due 12/06/18	247,223,000	647,171

	Principal Amount	Value

13.555% due 11/08/18	NGN 35,837,000	$94,713
13.555% due 11/08/18	26,281,000	69,458
13.645% due 09/06/18	18,424,000	49,765
13.656% due 10/25/18	46,888,000	124,490
13.657% due 09/20/18	81,039,000	217,819
13.668% due 09/27/18	49,552,000	132,858
13.695% due 08/23/18	39,377,000	106,878
13.754% due 08/16/18	9,750,000	26,527
13.827% due 08/09/18	119,452,000	325,778
14.286% due 07/19/18	40,760,000	111,971
14.754% due 07/12/18	14,980,000	41,251
16.492% due 07/05/18	41,200,000	113,731

		8,095,566

	Shares

Money Market Fund - 14.6%

BlackRock Liquidity Funds T-Fund Portfolio	8,860,089	8,860,089

	Principal Amount
U.S. Treasury Bills - 4.1%

1.572% due 07/19/18 ‡	$1,250,000	1,248,985
1.795% due 08/23/18 ‡	1,250,000	1,246,714

		2,495,699

Total Short-Term Investments (Cost $19,588,015)		19,451,354

TOTAL INVESTMENTS - 90.8% (Cost $56,277,763)		55,079,834

DERIVATIVES - 1.7%
(See Notes (d) through (g) in Notes to Schedule of Investments)		1,016,995

OTHER ASSETS & LIABILITIES, NET - 7.5%		4,573,207

NET ASSETS - 100.0%		$60,670,036

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $735,631 or 1.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Investments with a total aggregate value of $710,843 or 1.2% of the Fund’s net assets were in default as of June 30, 2018.

(c)

As of June 30, 2018, investments with a total aggregate value of $404,945 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/18	136	$33,156,483	$33,102,400	($54,083)

Short Futures Outstanding
Eurodollar	12/19	136	33,056,167	32,991,900	64,267
Euro STOXX 50 Index	09/18	6	243,487	237,601	5,886
U.S. 5-Year Interest Rate Swap	09/18	2	192,935	193,750	(815)

					69,338

Total Futures Contracts					$15,255

(e)	Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AED	5,700,000	USD	1,547,231	02/20	BNP	$1,372	$—
ARS	4,301,000	USD	203,190	07/18	BNP	—	(57,939)
ARS	3,747,205	USD	134,068	07/18	CIT	—	(7,241)
ARS	7,945,200	USD	308,432	07/18	JPM	—	(35,598)
ARS	7,980,000	USD	275,172	08/18	BNP	—	(14,029)
ARS	7,945,200	USD	266,082	08/18	JPM	—	(1,655)
AUD	931,000	USD	710,772	07/18	CIT	—	(21,758)
AUD	1,808,461	USD	1,367,493	07/18	GSC	—	(29,008)
AUD	588,202	USD	453,305	07/18	JPM	—	(17,963)
AUD	1,194,070	USD	906,245	09/18	BNP	—	(22,366)
AUD	370,000	USD	280,295	09/18	GSC	—	(6,417)
CNH	6,099,000	USD	966,514	07/18	CIT	—	(47,594)
CNH	1,800,000	USD	285,703	07/18	DUB	—	(14,528)
COP	1,535,970,000	USD	543,803	07/18	BNP	—	(20,425)
COP	140,040,000	USD	47,844	08/18	SCB	—	(201)
COP	3,083,236,497	USD	1,063,349	08/18	UBS	—	(14,426)
COP	2,631,424,000	USD	923,946	09/18	CIT	—	(29,227)
COP	1,433,816,000	USD	494,903	09/18	SCB	—	(7,606)
CZK	4,312,000	EUR	169,158	08/18	GSC	—	(3,815)
CZK	76,220,000	EUR	2,987,848	09/18	JPM	—	(69,568)
DOP	10,252,000	USD	207,069	07/18	CIT	—	(3,602)
EGP	10,650,000	USD	589,375	07/18	CIT	2,549	—
EUR	167,171	CZK	4,312,000	08/18	GSC	1,487	—
EUR	2,960,959	CZK	76,220,000	09/18	JPM	37,971	—
EUR	401,631	HUF	126,530,790	07/18	CIT	20,424	—
EUR	151,499	HUF	49,590,000	07/18	GSC	1,134	—
EUR	363,092	PLN	1,518,700	07/18	CIT	18,916	—
EUR	222,170	RON	1,077,639	01/19	BNP	—	(3,961)
EUR	379,021	RON	1,832,000	01/19	CIT	—	(5,412)
EUR	697,761	RON	3,375,000	01/19	DUB	—	(10,341)
EUR	232,172	RON	1,120,000	01/19	JPM	—	(2,767)
EUR	772,298	RON	3,730,530	02/19	BNP	—	(8,597)
EUR	987,907	RON	4,776,000	02/19	CIT	—	(12,442)
EUR	682,594	RON	3,297,000	02/19	DUB	—	(6,964)
EUR	269,542	RON	1,300,000	02/19	JPM	—	(2,158)
EUR	34,818	RON	168,000	02/19	SCB	—	(321)
EUR	46,777	RON	224,000	02/19	SCB	43	—
EUR	795,793	RSD	95,694,000	09/18	DUB	—	(10,975)
EUR	33,538	USD	38,962	07/18	DUB	285	—
EUR	2,751,895	USD	3,406,836	07/18	GSC	—	(190,042)
EUR	639,441	USD	796,213	07/18	SCB	—	(47,963)
EUR	1,125,000	USD	1,381,821	08/18	SCB	—	(62,564)
EUR	320,000	USD	375,718	09/18	GSC	491	—
EUR	106,900	USD	126,242	11/18	DUB	—	(38)
HUF	126,530,790	EUR	407,557	07/18	CIT	—	(27,352)
IDR	3,667,000,000	USD	260,071	08/18	BNP	—	(6,195)
IDR	3,603,000,000	USD	255,804	08/18	SCB	—	(6,359)
IDR	3,127,000,000	USD	222,927	09/18	CIT	—	(6,777)
IDR	2,601,000,000	USD	185,257	09/18	DUB	—	(5,465)
ILS	5,410,000	USD	1,497,064	07/18	GSC	—	(17,144)
ILS	1,313,100	USD	364,808	07/18	JPM	—	(5,502)
ILS	5,410,000	USD	1,526,395	09/18	GSC	—	(39,640)
INR	13,317,096	USD	193,754	08/18	BNP	—	(956)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
JPY	86,800,180	USD	787,510	08/18	SCB	$—	($1,624)
JPY	82,199,820	USD	747,985	09/18	SCB	—	(1,271)
KRW	1,656,400,000	USD	1,557,645	07/18	GSC	—	(70,246)
KRW	593,000,000	USD	551,028	08/18	SCB	—	(18,136)
KZT	24,510,000	USD	75,578	07/18	DUB	—	(3,865)
KZT	13,919,007	USD	40,112	07/18	DUB	606	—
KZT	71,395,000	USD	213,758	07/18	GSC	—	(5,108)
KZT	180,115,000	USD	536,057	07/18	SCB	—	(9,325)
MAD	7,179,000	USD	710,792	07/18	SCB	45,332	—
MAD	4,718,000	USD	477,048	12/18	BNP	15,470	—
MAD	2,482,000	USD	250,884	12/18	SCB	8,231	—
MAD	1,576,000	USD	164,711	01/19	BNP	—	(577)
NOK	2,833,000	EUR	295,595	07/18	JPM	2,279	—
NOK	17,090,000	EUR	1,761,856	08/18	CIT	38,251	—
NOK	4,477,000	EUR	470,660	08/18	DUB	—	(714)
NOK	760,000	EUR	78,866	08/18	JPM	1,087	—
NZD	252,070	USD	177,203	09/18	GSC	—	(6,461)
OMR	573,000	USD	1,469,984	04/19	BNP	8,654	—
OMR	530,000	USD	1,350,835	08/19	BNP	10,220	—
PHP	20,660,000	USD	393,658	07/18	CIT	—	(7,241)
PHP	19,000,000	USD	362,596	08/18	DUB	—	(7,513)
PHP	19,000,000	USD	362,630	08/18	GSC	—	(7,548)
PHP	12,970,000	USD	248,011	08/18	SCB	—	(5,621)
PLN	1,428,000	EUR	337,401	07/18	CIT	—	(13,092)
QAR	1,800,000	USD	491,287	12/18	SCB	1,423	—
RON	1,832,000	EUR	383,457	01/19	CIT	146	—
RON	1,849,000	EUR	387,442	01/19	DUB	—	(361)
RON	1,120,000	EUR	234,490	01/19	JPM	15	—
RON	1,300,000	EUR	271,407	02/19	JPM	—	(63)
RSD	20,000,000	EUR	168,067	08/18	DUB	741	—
RSD	67,056,296	EUR	556,839	09/18	CIT	8,073	—
RSD	152,217,000	EUR	1,228,775	09/18	DUB	60,451	—
RSD	24,664,000	EUR	200,212	10/18	DUB	7,733	—
SEK	5,417,590	EUR	532,403	09/18	SCB	—	(16,927)
SGD	1,695,040	USD	1,296,306	07/18	GSC	—	(51,924)
SGD	2,000,000	USD	1,530,925	07/18	SCB	—	(62,552)
SGD	1,708,727	USD	1,283,671	08/18	GSC	—	(28,570)
SGD	1,194,000	USD	892,063	08/18	SCB	—	(14,574)
THB	14,000,000	USD	438,783	08/18	CIT	—	(15,506)
THB	15,000,000	USD	470,259	08/18	DUB	—	(16,748)
THB	16,000,000	USD	500,704	09/18	GSC	—	(16,794)
THB	13,420,000	USD	420,364	09/18	SCB	—	(14,484)
TRY	2,714,548	USD	567,526	07/18	SCB	20,563	—
TRY	2,113,171	USD	506,999	01/19	DUB	—	(86,682)
TRY	2,113,000	USD	506,836	01/19	SCB	—	(86,553)
TRY	2,113,171	USD	458,587	02/20	DUB	—	(96,489)
TRY	8,968,075	USD	1,950,284	02/20	GSC	—	(412,281)
TRY	2,752,925	USD	593,274	02/20	JPM	—	(120,332)
TRY	6,586,829	USD	1,431,383	02/20	SCB	—	(303,392)
TWD	6,000,000	USD	201,376	07/18	CIT	—	(4,130)
TWD	8,000,000	USD	268,546	10/18	BNP	—	(4,154)
TWD	15,180,000	USD	512,410	10/18	CIT	—	(11,038)
TWD	7,500,000	USD	253,122	10/18	DUB	—	(5,430)
TWD	19,782,000	USD	668,151	10/18	GSC	—	(14,359)
TWD	5,900,000	USD	198,186	10/18	JPM	—	(3,096)
TWD	20,640,000	USD	695,272	10/18	SCB	—	(13,143)
TWD	11,000,000	USD	378,527	04/19	CIT	—	(10,318)
TWD	10,292,000	USD	354,225	04/19	DUB	—	(9,714)
TWD	8,450,000	USD	291,883	04/19	GSC	—	(9,148)
USD	47,438	AED	175,000	10/19	SCB	—	(140)
USD	23,790	AED	88,000	12/19	BNP	—	(127)
USD	5,419,809	AED	19,991,000	02/20	BNP	—	(11,378)
USD	520,405	ARS	14,759,000	07/18	BNP	23,619	—
USD	304,388	ARS	8,741,000	07/18	CIT	10,167	—
USD	273,972	ARS	7,945,200	07/18	JPM	1,138	—
USD	148,554	BHD	57,000	12/18	SCB	—	(1,796)
USD	572,668	BHD	218,600	06/19	BNP	—	(1,635)
USD	527,893	BHD	201,400	06/19	SCB	—	(1,165)
USD	392,514	BHD	151,000	09/19	SCB	—	(2,694)
USD	1,485,990	BHD	571,000	10/19	SCB	—	(7,779)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	356,307	BHD	137,000	02/20	BNP	$—	($55)
USD	358,395	BHD	138,000	03/20	BNP	—	(466)
USD	136,381	CLP	86,050,000	07/18	BNP	4,677	—
USD	714,309	CLP	442,000,000	08/18	SCB	37,783	—
USD	946,931	CNH	6,099,000	07/18	CIT	28,012	—
USD	279,382	CNH	1,800,000	07/18	DUB	8,207	—
USD	301,069	CNH	2,000,000	06/19	DUB	3,126	—
USD	948,191	CNH	6,300,000	06/19	SCB	9,673	—
USD	9,319	EUR	7,954	07/18	CIT	8	—
USD	7,290,630	EUR	5,814,862	07/18	GSC	492,786	—
USD	1,671,147	EUR	1,345,293	07/18	SCB	96,935	—
USD	536,318	EUR	430,000	08/18	DUB	31,798	—
USD	578,120	EUR	497,121	08/18	SCB	—	(4,084)
USD	5,803,530	EUR	4,655,255	08/18	SCB	349,687	—
USD	699,068	EUR	566,665	09/18	JPM	33,162	—
USD	103,904	EUR	88,794	09/18	SCB	—	(510)
USD	1,249,629	EUR	1,004,973	09/18	SCB	67,865	—
USD	2,335,018	EUR	1,923,604	10/18	JPM	68,660	—
USD	3,273,640	EUR	2,699,887	10/18	SCB	93,714	—
USD	140,901	EUR	120,528	11/18	DUB	—	(1,392)
USD	1,011,375	EUR	849,544	11/18	DUB	8,487	—
USD	4,787,011	EUR	4,007,523	11/18	SCB	51,012	—
USD	1,054,542	EUR	890,450	12/18	DUB	173	—
USD	196,619	EUR	164,311	12/18	SCB	2,291	—
USD	6,973	GHS	38,000	05/19	JPM	—	(75)
USD	45,411	GHS	241,000	05/19	JPM	581	—
USD	160,055	GHS	893,000	06/19	JPM	—	(4,818)
USD	85,198	GHS	470,000	06/19	SCB	—	(1,629)
USD	29,023	INR	2,000,000	08/18	BNP	68	—
USD	92,109	INR	6,317,096	08/18	DUB	542	—
USD	60,015	INR	4,135,000	08/18	SCB	151	—
USD	12,557	INR	865,000	08/18	UBS	34	—
USD	416,799	JPY	44,998,000	08/18	GSC	9,216	—
USD	160,751	JPY	17,755,601	08/18	SCB	—	(234)
USD	744,123	KRW	823,000,000	07/18	DUB	5,093	—
USD	2,142,899	KRW	2,278,759,457	07/18	GSC	96,639	—
USD	753,587	KRW	833,400,000	07/18	SCB	5,218	—
USD	291,570	KRW	313,000,000	08/18	BNP	10,031	—
USD	589,139	KRW	633,130,000	08/18	DUB	19,649	—
USD	73,914	KZT	24,510,000	07/18	DUB	2,201	—
USD	257,715	KZT	85,314,007	07/18	GSC	8,346	—
USD	534,466	KZT	180,115,000	07/18	SCB	7,734	—
USD	500,325	MAD	4,612,000	07/18	SCB	14,600	—
USD	480,447	MAD	4,472,000	12/18	BNP	13,610	—
USD	493,952	NZD	680,000	07/18	CIT	33,383	—
USD	2,632,763	NZD	3,690,200	07/18	GSC	133,339	—
USD	1,504,404	NZD	2,118,716	07/18	JPM	69,376	—
USD	159,760	NZD	228,000	08/18	CIT	5,331	—
USD	905,794	NZD	1,290,000	09/18	BNP	32,015	—
USD	1,077,134	NZD	1,534,039	09/18	GSC	38,050	—
USD	2,154,776	OMR	891,000	01/19	BNP	—	(151,035)
USD	1,450,633	OMR	573,000	04/19	BNP	—	(28,006)
USD	5,280,205	OMR	2,146,000	08/19	BNP	—	(229,813)
USD	24,602	PHP	1,303,000	08/18	SCB	283	—
USD	196,206	QAR	724,000	12/18	BNP	—	(1,966)
USD	665,897	QAR	2,476,000	12/18	SCB	—	(11,849)
USD	623,130	QAR	2,294,000	01/19	BNP	—	(4,708)
USD	232,602	QAR	859,230	01/19	SCB	—	(2,558)
USD	283,699	SGD	382,305	07/18	CIT	3,071	—
USD	143,057	SGD	191,700	07/18	DUB	2,341	—
USD	1,127,490	SGD	1,503,340	07/18	GSC	23,825	—
USD	1,495,204	SGD	2,000,000	07/18	SCB	26,832	—
USD	50,187	SGD	67,032	08/18	GSC	950	—
USD	2,113,370	SGD	2,835,695	08/18	SCB	30,015	—
USD	622,170	TRY	2,714,548	07/18	SCB	34,082	—
USD	506,756	TRY	2,113,171	01/19	DUB	86,439	—
USD	507,323	TRY	2,113,000	01/19	SCB	87,040	—
USD	418,760	TRY	2,125,000	02/20	DUB	54,635	—
USD	1,867,664	TRY	8,968,075	02/20	GSC	329,661	—
USD	572,353	TRY	2,756,000	02/20	JPM	98,884	—
USD	1,304,407	TRY	6,628,800	02/20	SCB	169,230	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	208,659	TWD	6,000,000	07/18	JPM	$11,414	$—
USD	359,935	TWD	10,400,000	10/18	CIT	16,402	—
USD	103,484	TWD	3,000,000	10/18	DUB	4,382	—
USD	1,230,083	TWD	35,625,000	10/18	GSC	52,545	—
USD	975,118	TWD	27,977,000	10/18	SCB	50,824	—
USD	299,752	TWD	8,450,000	04/19	JPM	17,017	—
USD	735,683	TWD	21,292,000	04/19	SCB	22,963	—
USD	1,830,073	ZAR	22,638,000	07/18	DUB	182,801	—
UYU	6,140,000	USD	200,785	08/18	CIT	—	(7,143.00)
UYU	17,655,000	USD	588,953	09/18	CIT	—	(35,816.00)
UYU	10,982,000	USD	360,972	10/18	CIT	—	(18,694)
UYU	19,090,000	USD	625,810	11/18	CIT	—	(34,995)
UYU	6,332,684	USD	212,649	11/18	JPM	—	(16,244)
UYU	11,442,000	USD	354,351	12/18	CIT	—	(2,338)
ZAR	22,638,000	USD	1,881,939	07/18	DUB	—	(234,666)

Total Forward Foreign Currency Contracts						$3,547,770	($3,311,813)

(f)	Purchased options outstanding as of June 30, 2018 were as follows:

Foreign Currency Options

Description	Expiration Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.85	07/23/18	CIT	$3,000,000	$6,825	$1,602
Call - CNH versus USD	6.86	08/09/18	BNP	4,000,000	12,760	4,744
Call - CNH versus USD	6.96	08/20/18	SCB	2,160,000	7,452	1,625
Call - CNH versus USD	7.45	11/09/18	CIT	3,600,000	13,752	1,937
Call - CNH versus USD	7.45	11/09/18	JPM	3,290,000	12,370	1,770
Call - CNH versus USD	7.40	11/12/18	DUB	4,390,000	17,911	2,899
Call - CNH versus USD	7.40	11/12/18	GSC	2,500,000	10,283	1,651
Call - CNH versus USD	6.83	12/24/18	GSC	1,675,000	12,144	13,725
Call - CNH versus USD	6.87	12/27/18	CIT	1,825,000	12,656	13,250
Call - MXN versus USD	MXN 21.32	05/06/19	CIT	1,695,000	64,047	74,549
Call - MXN versus USD	21.32	05/06/19	GSC	545,000	19,691	23,970
Call - MXN versus USD	21.32	05/07/19	GSC	1,265,000	49,746	55,835
Call - CNH versus USD	CNH 6.93	06/26/19	GSC	2,500,000	18,710	29,770
Call - CNH versus USD	6.95	06/26/19	GSC	1,000,000	10,240	11,302
Call - EUR versus USD	$0.87	02/24/22	GSC	3,880,000	77,561	15,600
Call - EUR versus USD	0.88	02/28/22	BNP	3,856,000	72,878	17,157

					419,026	271,386

Put - EUR versus CHF	CHF 1.12	07/10/18	GSC	EUR 1,079,000	2,044	239
Put - EUR versus SEK	SEK 9.58	04/12/19	CIT	870,000	3,737	2,411
Put - EUR versus SEK	9.96	04/12/19	CIT	1,160,000	13,828	9,373
Put - EUR versus SEK	9.96	04/15/19	BNP	955,000	11,786	7,795
Put - EUR versus SEK	9.56	04/23/19	DUB	1,350,000	5,557	3,782
Put - EUR versus USD	$1.14	05/27/19	GSC	1,905,000	27,021	26,747
Put - EUR versus USD	1.13	05/29/19	BNP	2,222,000	36,260	25,228
Put - CNH versus USD	CNH 6.42	06/26/19	GSC	$2,500,000	23,390	14,110
Put - EUR versus USD	$1.21	02/27/20	CIT	EUR 3,560,000	73,942	136,599
Put - EUR versus USD	1.22	02/27/20	BNP	1,775,000	39,576	76,287

					237,141	302,571

Total Foreign Currency Options					$656,167	$573,957

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	1.910%	05/15/19	GSC	EUR 1,815,000	$39,766	$19,816
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.430%	05/15/19	MSC	$1,930,000	52,496	29,546

							$92,262	$49,362

Options on Indices
Description		Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100		GBP 6,275.00	02/15/22	GSC	64	GBP 401,600	$89,450	$96,657
Call - Euro Stoxx 50		EUR 3,560.00	06/16/23	GSC	175	EUR 623,000	60,588	43,637

							$150,038	$140,294

Total Purchased Options							$898,467	$763,613

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(g)	Swap agreements outstanding as of June 30, 2018 were as follows:

Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Lebanon Government	Q	5.000%	12/20/18	GSC	5.846%	$663,000	$1,626	($39,103)	$40,729
Qatar Government	Q	1.000%	03/20/19	GSC	0.325%	490,000	(2,544)	(8,606)	6,062
Croatia Government	Q	1.000%	06/20/20	CIT	0.372%	143,000	(1,785)	10,929	(12,714)
Qatar Government	Q	1.000%	12/20/20	GSC	0.566%	1,120,000	(12,045)	21,581	(33,626)
Qatar Government	Q	1.000%	06/20/21	CIT	0.612%	937,457	(10,685)	5,720	(16,405)
Qatar Government	Q	1.000%	06/20/21	GSC	0.612%	1,241,000	(14,144)	5,274	(19,418)
Lebanon Government	Q	5.000%	06/20/21	GSC	6.964%	200,000	9,650	(1,580)	11,230
Qatar Government	Q	1.000%	12/20/22	GSC	0.886%	350,000	(1,774)	(3,911)	2,137
Qatar Government	Q	1.000%	12/20/23	GSC	1.062%	300,000	839	284	555
Qatar Government	Q	1.000%	09/20/24	GSC	1.176%	290,000	2,758	(622)	3,380
South Africa Government	Q	1.000%	12/20/25	BNP	2.652%	3,167,000	320,727	573,006	(252,279)
Colombia Government	Q	1.000%	06/20/28	GSC	2.033%	419,000	34,279	28,890	5,389

							326,902	591,862	(264,960)

				Exchange
South Africa Government	Q	1.000%	06/20/21	ICE	1.554%	1,790,000	26,000	127,155	(101,155)
Qatar Government	Q	1.000%	12/20/22	ICE	0.886%	2,040,000	(10,414)	(137)	(10,277)
Chile Government	Q	1.000%	06/20/23	ICE	0.628%	1,123,000	(20,403)	(26,004)	5,601
Colombia Government	Q	1.000%	06/20/23	ICE	1.239%	1,820,000	19,635	7,456	12,179
Malaysia Government	Q	1.000%	06/20/23	ICE	1.068%	7,987,000	31,022	(100,192)	131,214
Mexican Government	Q	1.000%	06/20/23	ICE	1.347%	3,075,000	48,372	37,531	10,841
Russia Government	Q	1.000%	06/20/23	ICE	1.407%	3,216,000	58,887	35,697	23,190
France Government	Q	0.250%	12/20/24	ICE	0.483%	334,000	1,871	412	1,459
France Government	Q	0.250%	06/20/28	ICE	0.499%	3,394,000	69,173	44,044	25,129

						24,779,000	224,143	125,962	98,181

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$551,045	$717,824	($166,779)

Credit Default Swaps on Sovereign Issues — Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/20	BNP	2.321%	$2,488,000	($61,444)	($125,661)	$64,217
Argentina Government	Q	5.000%	06/20/23	GSC	4.682%	1,165,254	17,046	122,601	(105,555)
Turkey Government	Q	1.000%	12/20/26	BNP	3.508%	1,313,084	(212,205)	(223,125)	10,920
Turkey Government	Q	1.000%	12/20/26	GSC	3.508%	547,119	(88,419)	(93,525)	5,106
Turkey Government	Q	1.000%	12/20/27	GSC	3.591%	327,000	(58,808)	(48,358)	(10,450)

							($403,830)	($368,068)	($35,762)

Credit Default Swaps on Credit Indices — Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 29 5Y	Q	1.000%	06/20/23	ICE	$220,000	$8,836	($4,429)	$13,265

Total Credit Default Swaps						$156,051	345,327	($189,276)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or receive for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps — Pay Floating Rate

Notional Amount on Floating Rate (Currency Delivered)	Notional Amount on Fixed Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CLP 708,312,814	CLF 26,554	S	6-Month Sinacofi CLP	GSC	0.920%	10/11/22	$391	$—	$391
308,611,661	11,583	S	6-Month Sinacofi CLP	GSC	0.910%	10/26/22	154	—	154
123,407,460	4,633	S	6-Month Sinacofi CLP	GSC	0.950%	10/28/22	429	—	429
632,668,690	23,649	S	6-Month Sinacofi CLP	GSC	0.960%	12/04/22	3,517	—	3,517
129,133,095	4,826	S	6-Month Sinacofi CLP	GSC	0.950%	12/05/22	637	—	637
94,743,656	3,535	S	6-Month Sinacofi CLP	GSC	0.990%	01/04/23	(267)	—	(267)

							$4,861	$—	$4,861

Interest Rate Swaps — Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.060%	3-Month NZD Bank Bills	Q/S	JPM	06/04/23	NZD 810,000	$39,895	$—	$39,895
2.203%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/23	KRW 525,000,000	2,047	—	2,047
2.213%	3-Month KRW-KWCDC	Q/Q	GSC	06/20/23	418,000,000	1,817	—	1,817
2.215%	3-Month KRW-KWCDC	Q/Q	CIT	06/20/23	541,000,000	2,397	—	2,397
2.215%	3-Month KRW-KWCDC	Q/Q	JPM	06/20/23	426,000,000	1,888	—	1,888
2.270%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/28	321,300,000	1,556	—	1,556
2.273%	3-Month KRW-KWCDC	Q/Q	GSC	06/20/28	229,500,000	1,158	—	1,158
2.275%	3-Month KRW-KWCDC	Q/Q	SCB	06/20/28	132,820,000	697	—	697
2.278%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/28	325,000,000	1,771	—	1,771
2.278%	3-Month KRW-KWCDC	Q/Q	JPM	06/20/28	325,000,000	1,771	—	1,771
2.280%	3-Month KRW-KWCDC	Q/Q	GSC	06/20/28	232,000,000	1,311	—	1,311
2.288%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/28	479,100,000	2,998	—	2,998

						59,306	—	59,306

			Exchange
7.700%	28-Day MXN-TIIE	L/L	CME	12/12/19	MXN 72,000,000	(25,241)	—	(25,241)
7.715%	28-Day MXN-TIIE	L/L	CME	12/13/19	70,800,000	(24,081)	—	(24,081)
0.043%	3-Month SEK-STIBOR	Q/A	LCH	03/27/20	SEK 17,238,000	2,459	—	2,459
0.045%	3-Month SEK-STIBOR	Q/A	LCH	03/29/20	26,840,000	3,835	—	3,835
0.033%	3-Month SEK-STIBOR	Q/A	LCH	04/03/20	26,774,000	3,297	—	3,297
0.020%	3-Month SEK-STIBOR	Q/A	LCH	04/05/20	27,340,000	2,908	—	2,908
0.028%	3-Month SEK-STIBOR	Q/A	LCH	04/06/20	13,584,000	1,572	—	1,572
0.023%	3-Month SEK-STIBOR	Q/A	LCH	04/08/20	26,972,000	2,861	—	2,861
0.023%	3-Month SEK-STIBOR	Q/A	LCH	04/09/20	26,972,000	2,830	—	2,830
0.025%	3-Month SEK-STIBOR	Q/A	LCH	04/09/20	26,972,000	2,906	—	2,906
0.041%	3-Month SEK-STIBOR	Q/A	LCH	04/15/20	17,789,000	2,113	—	2,113
1.744%	3-Month USD-LIBOR	Q/S	LCH	07/31/20	$1,800,000	(38,564)	—	(38,564)
1.750%	3-Month USD-LIBOR	Q/A	LCH	07/31/20	535,000	(11,518)	—	(11,518)
1.560%	3-Month USD-LIBOR	Q/S	LCH	08/22/20	713,000	(18,549)	—	(18,549)
1.545%	3-Month USD-LIBOR	Q/S	LCH	09/23/20	80,000	(2,199)	—	(2,199)
1.424%	3-Month USD-LIBOR	Q/S	LCH	10/28/20	680,000	(21,448)	—	(21,448)
1.426%	3-Month USD-LIBOR	Q/S	LCH	10/28/20	680,000	(21,410)	—	(21,410)
1.540%	3-Month USD-LIBOR	Q/S	LCH	11/05/20	706,000	(20,665)	—	(20,665)
1.555%	3-Month USD-LIBOR	Q/S	LCH	11/09/20	683,000	(19,867)	—	(19,867)
1.114%	3-Month USD-LIBOR	Q/S	LCH	02/23/21	441,000	(19,520)	—	(19,520)
2.410%	6-Month PLN-WIBOR	S/A	LCH	12/13/21	PLN 1,172,000	2,206	—	2,206
2.460%	6-Month PLN-WIBOR	S/A	LCH	01/12/22	2,113,000	4,741	—	4,741
1.841%	3-Month USD-LIBOR	Q/S	LCH	09/15/22	$320,000	(13,172)	(11,734)	(1,438)
9.255%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	BRL 2,743,294	(22,588)	—	(22,588)
9.290%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	2,627,455	(20,910)	—	(20,910)
9.310%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	1,287,783	(10,034)	—	(10,034)
9.325%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	1,237,035	(9,505)	—	(9,505)
9.360%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	1,406,950	(10,473)	—	(10,473)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10.720%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	BRL 1,583,595	$2,206	$—	$2,206
11.055%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	228,405	1,190	—	1,190
11.063%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	600,131	3,270	—	3,270
11.090%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	1,003,877	5,791	—	5,791
11.159%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	234,243	1,575	—	1,575
11.238%	Brazil CETIP Interbank	Z/Z	CME	01/02/23	606,755	4,609	—	4,609
2.489%	3-Month CAD-CDOR	Q/S	LCH	02/05/23	CAD 1,830,000	3,423	—	3,423
2.506%	3-Month CAD-CDOR	Q/S	LCH	02/05/23	1,650,000	4,050	—	4,050
2.458%	3-Month CAD-CDOR	Q/S	LCH	02/06/23	1,998,500	1,713	—	1,713
2.688%	6-Month PLN-WIBOR	S/A	LCH	02/07/23	PLN 1,998,000	6,863	—	6,863
2.625%	6-Month PLN-WIBOR	S/A	LCH	02/09/23	2,455,000	6,638	—	6,638
0.471%	6-Month EUR-LIBOR	S/A	LCH	02/27/23	EUR 3,100,000	43,696	—	43,696
2.270%	6-Month SGD-SOR	S/S	LCH	06/04/23	SGD 3,470,000	(5,291)	—	(5,291)
2.507%	6-Month PLN-WIBOR	S/A	LCH	06/15/23	PLN 1,352,000	1,083	—	1,083
2.525%	6-Month PLN-WIBOR	S/A	LCH	06/18/23	548,000	556	—	556
1.686%	3-Month USD-LIBOR	Q/S	LCH	06/03/26	$480,000	(41,689)	—	(41,689)
2.485%	3-Month NZD Bank Bills	Q/S	LCH	07/25/26	NZD 1,000,000	(19,066)	—	(19,066)
2.226%	6-Month PLN-WIBOR	S/A	LCH	07/28/26	PLN 1,850,000	(19,711)	—	(19,711)
2.280%	6-Month PLN-WIBOR	S/A	LCH	09/21/26	483,000	(4,836)	—	(4,836)
2.300%	6-Month PLN-WIBOR	S/A	LCH	09/21/26	1,787,000	(17,190)	—	(17,190)
2.490%	6-Month PLN-WIBOR	S/A	LCH	10/13/26	510,000	(3,075)	—	(3,075)
2.470%	6-Month PLN-WIBOR	S/A	LCH	10/19/26	519,000	(3,354)	—	(3,354)
2.430%	6-Month PLN-WIBOR	S/A	LCH	10/20/26	570,000	(4,139)	—	(4,139)
2.470%	6-Month PLN-WIBOR	S/A	LCH	10/28/26	514,000	(3,351)	—	(3,351)
2.560%	6-Month PLN-WIBOR	S/A	LCH	11/02/26	514,000	(2,451)	—	(2,451)
2.540%	6-Month PLN-WIBOR	S/A	LCH	11/07/26	514,000	(2,677)	—	(2,677)
2.500%	6-Month PLN-WIBOR	S/A	LCH	11/08/26	514,000	(3,086)	—	(3,086)
2.516%	6-Month PLN-WIBOR	S/A	LCH	11/10/26	1,419,000	(8,066)	—	(8,066)
2.660%	3-Month AUD Bank Bill	S/S	LCH	06/15/27	AUD 3,012,130	(19,410)	—	(19,410)
3.120%	6-Month PLN-WIBOR	S/A	LCH	02/07/28	PLN 528,000	2,594	—	2,594
3.140%	6-Month PLN-WIBOR	S/A	LCH	02/07/28	350,000	1,877	1,322	555
3.170%	6-Month PLN-WIBOR	S/A	LCH	02/07/28	1,067,000	6,438	—	6,438
3.100%	6-Month PLN-WIBOR	S/A	LCH	02/08/28	528,000	2,355	—	2,355
3.080%	6-Month PLN-WIBOR	S/A	LCH	02/09/28	1,017,000	4,078	—	4,078
2.405%	U.S. CPI Urban Consumers	Z/Z	LCH	02/06/33	$149,500	275	—	275
1.772%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/42	EUR 379,000	(15,869)	—	(15,869)
1.775%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/42	381,000	(15,585)	—	(15,585)
1.793%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/42	371,000	(13,083)	—	(13,083)
1.847%	Eurostat Eurozone HICP	Z/Z	LCH	10/15/42	374,000	(7,459)	—	(7,459)
1.935%	Eurostat Eurozone HICP	Z/Z	LCH	02/15/43	30,900	191	—	191
1.885%	Eurostat Eurozone HICP	Z/Z	LCH	08/07/47	6,000	(188)	—	(188)

						(383,121)	(10,412)	(372,709)

Total Interest Rate Swaps – Long						($323,815)	($10,412)	($313,403)

Interest Rate Swaps — Short
Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.160%	3-Month SAR-SAIBOR	Q/A	GSC	08/03/20	SAR 3,990,000	$3,975	$—	$3,975
2.350%	3-Month SAR-SAIBOR	Q/A	GSC	08/12/20	5,188,000	(2,248)	—	(2,248)
3.410%	3-Month SAR-SAIBOR	Q/A	GSC	08/22/20	4,051,000	(35,261)	—	(35,261)
2.645%	3-Month SAR-SAIBOR	Q/A	GSC	02/23/21	2,118,000	4,284	—	4,284
3.590%	6-Month Sinacofi CLP	S/S	GSC	10/10/22	CLP 737,010,000	4,934	—	4,934
3.500%	6-Month Sinacofi CLP	S/S	GSC	10/26/22	337,840,000	4,682	—	4,682
3.540%	6-Month Sinacofi CLP	S/S	GSC	10/30/22	130,308,000	1,512	—	1,512
3.570%	6-Month Sinacofi CLP	S/S	GSC	12/04/22	656,370,000	8,267	—	8,267
3.560%	6-Month Sinacofi CLP	S/S	GSC	12/05/22	135,130,000	1,802	—	1,802
3.600%	6-Month Sinacofi CLP	S/S	GSC	01/04/23	99,907,000	379	—	379
3.380%	3-Month SAR-SAIBOR	Q/A	GSC	05/10/26	SAR 1,945,000	11,206	—	11,206
3.710%	3-Month SAR-SAIBOR	Q/A	GSC	06/06/26	1,540,000	(67)	—	(67)

						3,465	—	3,465

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.605%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	BRL 5,170,522	$11,369	$—	$11,369
7.730%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	2,733,597	4,194	—	4,194
8.260%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	789,451	—	—	—
8.333%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	2,535,298	(824)	—	(824)
8.340%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	2,349,276	(829)	—	(829)
8.370%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	5,069,249	(2,157)	—	(2,157)
8.440%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	4,786,774	(3,862)	—	(3,862)
8.593%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	3,394,025	(5,140)	—	(5,140)
8.753%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	1,793,795	(3,648)	—	(3,648)
8.800%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	2,997,106	(6,635)	—	(6,635)
8.860%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	702,342	(1,768)	—	(1,768)
8.945%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	1,863,875	(5,153)	—	(5,153)
9.008%	Brazil CETIP Interbank	Z/Z	CME	01/02/20	1,814,385	(5,544)	—	(5,544)
(0.088%)	3-Month EUR-LIBOR	Q/A	LCH	03/25/20	EUR 4,046,000	(6,673)	—	(6,673)
(0.086%)	3-Month EUR-LIBOR	Q/A	LCH	03/25/20	4,046,000	(6,744)	—	(6,744)
(0.106%)	3-Month EUR-LIBOR	Q/A	LCH	03/26/20	1,309,000	(1,868)	—	(1,868)
(0.110%)	3-Month EUR-LIBOR	Q/A	LCH	03/27/20	1,309,000	(1,808)	—	(1,808)
(0.103%)	3-Month EUR-LIBOR	Q/A	LCH	03/27/20	1,309,000	(1,908)	—	(1,908)
(0.113%)	3-Month EUR-LIBOR	Q/A	LCH	03/29/20	2,579,000	(3,424)	—	(3,424)
(0.120%)	3-Month EUR-LIBOR	Q/A	LCH	04/03/20	3,902,000	(4,765)	—	(4,765)
(0.110%)	3-Month EUR-LIBOR	Q/A	LCH	04/05/20	1,336,000	(1,762)	—	(1,762)
(0.111%)	3-Month EUR-LIBOR	Q/A	LCH	04/06/20	1,336,000	(1,746)	—	(1,746)
(0.090%)	3-Month EUR-LIBOR	Q/A	LCH	04/15/20	9,278,000	(13,837)	—	(13,837)
1.265%	6-Month HUF-BUBOR	S/A	LCH	12/13/21	HUF 80,325,000	3,527	—	3,527
1.460%	6-Month HUF-BUBOR	S/A	LCH	01/12/22	141,670,000	3,875	—	3,875
0.250%	6-Month EUR-LIBOR	S/A	LCH	09/20/22	EUR 2,028,730	(10,292)	8,792	(19,084)
1.253%	6-Month HUF-BUBOR	S/A	LCH	02/06/23	HUF 132,996,000	15,072	—	15,072
1.315%	6-Month HUF-BUBOR	S/A	LCH	02/09/23	166,839,000	17,351	—	17,351
2.753%	3-Month NZD Bank Bills	Q/S	LCH	02/09/23	NZD 1,440,000	(11,409)	—	(11,409)
2.755%	3-Month NZD Bank Bills	Q/S	LCH	02/09/23	1,040,000	(8,316)	—	(8,316)
2.740%	3-Month NZD Bank Bills	Q/S	LCH	02/13/23	2,600,000	(19,582)	—	(19,582)
2.728%	3-Month NZD Bank Bills	Q/S	LCH	02/16/23	1,000,000	(7,161)	—	(7,161)
2.734%	3-Month NZD Bank Bills	Q/S	LCH	02/20/23	1,100,000	(8,086)	—	(8,086)
2.740%	3-Month NZD Bank Bills	Q/S	LCH	02/22/23	1,180,000	(8,866)	—	(8,866)
1.000%	6-Month EUR-LIBOR	S/A	LCH	03/21/23	EUR 175,000	(7,552)	(5,805)	(1,747)
0.431%	6-Month EUR-LIBOR	S/A	LCH	05/22/23	260,000	(2,754)	(1,728)	(1,026)
1.820%	6-Month HUF-BUBOR	S/A	LCH	06/15/23	HUF 231,691,000	9,032	—	9,032
1.885%	6-Month HUF-BUBOR	S/A	LCH	06/18/23	47,309,000	1,359	—	1,359
2.887%	3-Month USD-LIBOR	Q/S	LCH	06/27/23	$350,000	(26)	—	(26)
1.923%	6-Month HUF-BUBOR	S/A	LCH	07/28/26	HUF 131,000,000	25,811	—	25,811
1.940%	6-Month HUF-BUBOR	S/A	LCH	08/01/26	92,200,000	17,839	—	17,839
1.888%	6-Month HUF-BUBOR	S/A	LCH	09/21/26	89,324,000	19,139	—	19,139
1.930%	6-Month HUF-BUBOR	S/A	LCH	09/21/26	36,212,000	7,357	—	7,357
1.935%	6-Month HUF-BUBOR	S/A	LCH	09/21/26	35,307,000	7,127	—	7,127
2.140%	6-Month HUF-BUBOR	S/A	LCH	10/13/26	35,971,000	5,411	—	5,411
2.075%	6-Month HUF-BUBOR	S/A	LCH	10/28/26	35,850,000	6,091	—	6,091
2.180%	6-Month HUF-BUBOR	S/A	LCH	11/03/26	35,967,000	5,132	—	5,132
2.150%	6-Month HUF-BUBOR	S/A	LCH	11/07/26	35,266,000	5,346	—	5,346
2.120%	6-Month HUF-BUBOR	S/A	LCH	11/08/26	35,033,000	5,595	—	5,595
2.145%	6-Month HUF-BUBOR	S/A	LCH	11/10/26	96,456,000	14,778	—	14,778
3.400%	3-Month NZD Bank Bills	Q/S	LCH	04/28/27	NZD 900,000	(22,157)	—	(22,157)
3.395%	3-Month NZD Bank Bills	Q/S	LCH	05/08/27	705,000	(17,104)	—	(17,104)
3.405%	3-Month NZD Bank Bills	Q/S	LCH	05/08/27	705,000	(17,479)	—	(17,479)
3.313%	3-Month NZD Bank Bills	Q/S	LCH	05/18/27	609,000	(12,098)	—	(12,098)
1.965%	U.S. CPI Urban Consumers	Z/Z	LCH	06/23/27	$2,000,000	77,678	—	77,678
2.175%	3-Month USD-LIBOR	Q/S	LCH	09/19/27	1,592,000	96,510	—	96,510
7.670%	28-Day MXN-TIIE	L/L	CME	12/02/27	MXN 17,900,000	21,512	—	21,512
7.670%	28-Day MXN-TIIE	L/L	CME	12/03/27	18,000,000	21,647	—	21,647
3.128%	3-Month NZD Bank Bills	Q/S	LCH	01/09/28	NZD 1,000,000	(7,946)	—	(7,946)
3.130%	3-Month NZD Bank Bills	Q/S	LCH	01/09/28	1,000,000	(8,088)	—	(8,088)
3.150%	3-Month NZD Bank Bills	Q/S	LCH	01/11/28	1,000,000	(9,204)	—	(9,204)
3.203%	3-Month NZD Bank Bills	Q/S	LCH	01/12/28	2,000,000	(24,326)	—	(24,326)
2.676%	3-Month USD-LIBOR	Q/S	LCH	01/30/28	$700,000	14,520	—	14,520
2.723%	3-Month USD-LIBOR	Q/S	LCH	01/31/28	40,000	671	—	671
2.735%	3-Month USD-LIBOR	Q/S	LCH	02/01/28	640,200	10,114	—	10,114
2.353%	U.S. CPI Urban Consumers	Z/Z	LCH	02/06/28	36,100	71	—	71
2.090%	6-Month HUF-BUBOR	S/A	LCH	02/07/28	HUF 23,271,000	5,814	—	5,814
2.115%	6-Month HUF-BUBOR	S/A	LCH	02/07/28	69,724,000	16,900	—	16,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.180%	6-Month HUF-BUBOR	S/A	LCH	02/07/28	HUF 34,475,000	$7,679	$—	$7,679
2.195%	6-Month HUF-BUBOR	S/A	LCH	02/08/28	35,165,000	7,679	—	7,679
2.230%	6-Month HUF-BUBOR	S/A	LCH	02/09/28	67,395,000	14,016	—	14,016
2.845%	3-Month USD-LIBOR	Q/S	LCH	02/09/28	$21,640	142	—	142
3.020%	3-Month USD-LIBOR	Q/S	LCH	05/10/28	175,000	(1,465)	(846)	(619)
3.006%	3-Month USD-LIBOR	Q/S	LCH	05/29/28	244,000	(1,787)	—	(1,787)
3.021%	3-Month USD-LIBOR	Q/S	LCH	06/14/28	250,000	(2,116)	—	(2,116)
2.942%	3-Month USD-LIBOR	Q/S	LCH	06/27/28	150,000	(177)	—	(177)
1.569%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	EUR 379,000	9,787	—	9,787
1.585%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	381,000	8,705	—	8,705
1.601%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	371,000	7,370	—	7,370
1.638%	Eurostat Eurozone HICP	Z/Z	LCH	10/15/32	374,000	5,514	—	5,514
1.735%	Eurostat Eurozone HICP	Z/Z	LCH	02/15/33	30,900	(59)	—	(59)
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	02/06/43	$149,500	(1,502)	—	(1,502)
0.783%	6-Month JPY-LIBOR	S/S	LCH	12/19/46	JPY 47,720,000	4,627	—	4,627
0.853%	6-Month JPY-LIBOR	S/S	LCH	06/19/47	14,700,000	(890)	—	(890)
0.856%	6-Month JPY-LIBOR	S/S	LCH	06/19/47	14,700,000	(999)	—	(999)
2.160%	U.S. CPI Urban Consumers	Z/Z	LCH	08/04/47	$135,000	8,496	—	8,496
2.148%	U.S. CPI Urban Consumers	Z/Z	LCH	08/07/47	80,000	5,302	—	5,302
2.146%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/47	169,000	11,362	—	11,362
2.149%	U.S. CPI Urban Consumers	Z/Z	LCH	09/01/47	168,000	11,185	—	11,185
0.892%	6-Month JPY-LIBOR	S/S	LCH	09/18/47	JPY 51,000,000	(7,692)	—	(7,692)
0.924%	6-Month JPY-LIBOR	S/S	LCH	09/18/47	46,000,000	(10,539)	—	(10,539)
2.220%	U.S. CPI Urban Consumers	Z/Z	LCH	10/05/47	$147,000	7,198	—	7,198
0.946%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	JPY 85,000,000	(23,675)	—	(23,675)
0.949%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	22,000,000	(6,320)	—	(6,320)
0.953%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	39,000,000	(11,546)	—	(11,546)
0.958%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	43,850,000	(13,531)	—	(13,531)
1.635%	6-Month EUR-LIBOR	S/A	LCH	02/27/48	EUR 640,000	(33,801)	—	(33,801)
1.360%	6-Month EUR-LIBOR	S/A	LCH	04/05/48	99,300	2,765	3,439	(674)
1.473%	6-Month EUR-LIBOR	S/A	LCH	04/05/48	36,000	(193)	—	(193)
2.918%	3-Month USD-LIBOR	Q/S	LCH	04/16/48	$108,500	292	—	292
2.905%	3-Month USD-LIBOR	Q/S	LCH	04/17/48	115,000	609	—	609
1.600%	6-Month EUR-LIBOR	S/A	LCH	05/18/48	EUR 249,700	(10,686)	(738)	(9,948)
3.115%	3-Month USD-LIBOR	Q/S	LCH	05/18/48	$67,900	(2,627)	(145)	(2,482)
3.118%	3-Month USD-LIBOR	Q/S	LCH	05/23/48	50,000	(1,962)	—	(1,962)
1.539%	6-Month EUR-LIBOR	S/A	LCH	05/29/48	EUR 133,000	(3,327)	—	(3,327)
3.017%	3-Month USD-LIBOR	Q/S	LCH	05/29/48	$38,600	(713)	—	(713)
1.458%	6-Month EUR-LIBOR	S/A	LCH	05/31/48	EUR 55,300	(61)	50	(111)
0.861%	6-Month JPY-LIBOR	S/S	LCH	06/17/48	JPY 12,380,000	(646)	—	(646)

						144,715	3,019	141,696

Total Interest Rate Swaps — Short						$148,180	$3,019	$145,161

Total Interest Rate Swaps						($175,635)	($7,393)	($168,242)

Total Return Swaps — Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egyptian Treasury Bills	3-Month USD-LIBOR + 0.550%	Q/Z	GSC	07/24/18	—	EGP 3,325,000	$12,993	$468	$12,525
Ukraine Treasury Bills	3-Month USD-LIBOR + 1.500%	Z/Z	CIT	07/27/18	—	UAH 1,423,000	4,202	—	4,202
Kospi 200 Index-appreciation	Kospi 200 Index-depreciation	Z/Z	CIT	09/13/18	3	KRW 225,000,000	(9,304)	—	(9,304)
Ukraine Treasury Bills	3-Month USD-LIBOR + 1.500%	Z/Q	CIT	10/12/18	—	UAH 12,490,000	9,002	—	9,002

							$16,893	$468	$16,425

Total Swap Agreements							$2,170	$338,402	($336,232)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$290,752	$290,752	$—	$—
	Iceland	1,893,591	1,383,912	509,679	—
	Japan	532,829	—	532,829	—
	Serbia	38,220	38,220	—	—
	Singapore	265,833	—	265,833	—
	South Korea	564,692	—	564,692	—
	Vietnam	778,604	59,319	719,285	—

	Total Common Stocks	4,364,521	1,772,203	2,592,318	—

	Corporate Bond & Notes	1,686,981	—	1,686,981	—
	Senior Loan Notes	522,525	—	114,285	408,240
	Mortgage-Backed Securities	538,811	—	538,811	—
	Foreign Government Bonds & Notes	28,515,642	—	28,515,642	—
	Short-Term Investments	19,451,354	8,860,089	10,591,265	—
	Derivatives:
	Credit Contracts
	Swaps	650,721	—	650,721	—
	Equity Contracts
	Futures	5,886	5,886	—	—
	Purchased Options	140,294	—	140,294	—

	Total Equity Contracts	146,180	5,886	140,294	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,547,770	—	3,547,770	—
	Purchased Options	573,957	—	573,957	—
	Swaps	5,128	—	5,128	—

	Total Foreign Currency Contracts	4,126,855	—	4,126,855	—

	Interest Rate Contracts
	Futures	64,267	64,267	—	—
	Purchased Options	49,362	—	49,362	—
	Swaps	826,313	—	826,313	—

	Total Interest Rate Contracts	939,942	64,267	875,675	—

	Total Assets - Derivatives	5,863,698	70,153	5,793,545	—

	Total Assets	60,943,532	10,702,445	49,832,847	408,240

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(494,670)	—	(494,670)	—
	Equity Contracts
	Swaps	(9,304)	—	(9,304)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,311,813)	—	(3,311,813)	—
	Swaps	(267)	—	(267)	—

	Total Foreign Currency Contracts	(3,312,080)	—	(3,312,080)	—

	Interest Rate Contracts
	Futures	(54,898)	(54,898)	—	—
	Swaps	(975,751)	—	(975,751)	—

	Total Interest Rate Contracts	(1,030,649)	(54,898)	(975,751)	—

	Total Liabilities - Derivatives	(4,846,703)	(54,898)	(4,791,805)	—

	Total Liabilities	(4,846,703)	(54,898)	(4,791,805)	—

	Total	$56,096,829	$10,647,547	$45,041,042	$408,240

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2018:

Senior Loan Notes
Value, Beginning of Year	$790,978
Purchases	—
Sales (Includes Paydowns)	—
Accrued Discounts (Premiums)	687
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	(383,425)
Transfers In	—
Transfers Out	—

Value, End of Period	$408,240

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($383,425)

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$2,174,333	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
453,935	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 40.8%

Basic Materials - 0.3%

Anglo American Capital PLC (South Africa) 4.125% due 04/15/21 ~	$1,600,000	$1,616,552
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	1,600,000	1,536,198
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	650,000	648,732

		3,801,482

Communications - 1.8%

Amazon.com Inc 2.400% due 02/22/23	3,500,000	3,374,269
AT&T Inc
3.000% due 02/15/22	3,200,000	3,126,264
3.298% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,817,919
3.875% due 08/15/21	2,000,000	2,022,136
eBay Inc 3.800% due 03/09/22	3,060,000	3,091,232
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	2,400,000	2,382,373
Verizon Communications Inc 3.335% (USD LIBOR + 1.000%) due 03/16/22 §	4,800,000	4,878,716
Vodafone Group PLC (United Kingdom) 3.290% (USD LIBOR + 0.990%) due 01/16/24 §	1,500,000	1,494,189

		22,187,098

Consumer, Cyclical - 4.7%

Alimentation Couche-Tard Inc (Canada) 2.350% due 12/13/19 ~	4,200,000	4,149,963
2.700% due 07/26/22 ~	2,000,000	1,923,516
Daimler Finance North America LLC (Germany) 2.200% due 05/05/20 ~	3,000,000	2,943,011
2.450% due 05/18/20 ~	3,200,000	3,153,700
2.779% (USD LIBOR + 0.450%) due 02/22/21 § ~	6,000,000	6,006,175
Dollar Tree Inc 3.055% (USD LIBOR + 0.700%) due 04/17/20 §	2,000,000	2,004,172
3.700% due 05/15/23	1,500,000	1,487,674
Ford Motor Credit Co LLC 2.425% due 06/12/20	2,000,000	1,961,928
2.681% due 01/09/20	3,200,000	3,171,055
3.336% due 03/18/21	2,000,000	1,983,091
3.434% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,217,075
General Motors Financial Co Inc 2.650% due 04/13/20	3,200,000	3,162,911
3.644% (USD LIBOR + 1.310%) due 06/30/22 §	2,400,000	2,439,958
4.200% due 03/01/21	3,000,000	3,043,667
Hyundai Capital America 3.146% (USD LIBOR + 0.820%) due 03/12/21 § ~	3,000,000	3,007,641
Nissan Motor Acceptance Corp 2.150% due 07/13/20 ~	3,085,000	3,010,427
2.992% (USD LIBOR + 0.650%) due 07/13/22 § ~	2,500,000	2,503,708
3.026% (USD LIBOR + 0.690%) due 09/28/22 § ~	3,200,000	3,205,867
Toyota Motor Credit Corp 2.801% (USD LIBOR + 0.480%) due 09/08/22 §	3,500,000	3,520,520
Walmart Inc 3.400% due 06/26/23	3,050,000	3,073,708

		58,969,767

	Principal Amount	Value

Consumer, Non-Cyclical - 7.8%

Amgen Inc
2.650% due 05/11/22	$1,500,000	$1,453,550
2.700% due 05/01/22	1,000,000	971,937
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	4,000,000	3,946,460
3.300% due 02/01/23	7,300,000	7,244,242
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.052% (USD LIBOR + 0.740%) due 01/12/24 §	1,300,000	1,312,524
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22 ~	2,500,000	2,398,834
BAT International Finance PLC (United Kingdom)
2.750% due 06/15/20 ~	2,500,000	2,473,796
3.500% due 06/15/22 ~	3,200,000	3,171,577
Bayer US Finance II LLC (Germany) 3.345% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	2,001,388
Cargill Inc 3.050% due 04/19/21 ~	1,500,000	1,492,366
CVS Health Corp
2.750% due 12/01/22	1,500,000	1,438,658
3.047% (USD LIBOR + 0.720%) due 03/09/21 §	1,500,000	1,508,144
3.350% due 03/09/21	1,750,000	1,749,065
Danone SA (France) 2.077% due 11/02/21 ~	2,500,000	2,391,631
Dr Pepper Snapple Group Inc 3.551% due 05/25/21 ~	7,000,000	7,010,436
General Mills Inc
2.600% due 10/12/22	434,000	414,523
3.150% due 12/15/21	2,000,000	1,976,165
3.200% due 04/16/21	1,000,000	995,399
3.363% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,009,211
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	4,200,000	4,158,588
3.750% due 07/21/22 ~	1,000,000	993,192
Medtronic Inc 3.150% due 03/15/22	6,200,000	6,151,897
Mondelez International Holdings Netherlands BV
1.625% due 10/28/19 ~	2,000,000	1,966,031
2.000% due 10/28/21 ~	1,500,000	1,432,097
Mondelez International Inc 3.000% due 05/07/20	5,250,000	5,240,914
Moody’s Corp 3.250% due 06/07/21	5,250,000	5,242,834
Philip Morris International Inc
1.875% due 02/25/21	4,000,000	3,873,930
2.000% due 02/21/20	4,000,000	3,936,511
2.625% due 02/18/22	2,000,000	1,949,953
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	4,347,000	4,340,287
Smithfield Foods Inc 3.350% due 02/01/22 ~	4,100,000	3,961,372
UnitedHealth Group Inc
3.350% due 07/15/22	2,300,000	2,303,896
3.500% due 06/15/23	4,400,000	4,406,520
Zimmer Biomet Holdings Inc
2.700% due 04/01/20	1,500,000	1,486,033
3.076% (USD LIBOR + 0.750%) due 03/19/21 §	1,600,000	1,602,868

		98,006,829

Energy - 1.8%

BP Capital Markets PLC (United Kingdom) 4.500% due 10/01/20	1,300,000	1,339,766
Energy Transfer Partners LP
3.600% due 02/01/23	2,100,000	2,053,778
4.200% due 09/15/23	1,700,000	1,699,025

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

Enterprise Products Operating LLC
2.550% due 10/15/19	$5,000,000	$4,967,675
5.250% due 01/31/20	2,100,000	2,169,151
Equinor ASA (Norway) 2.450% due 01/17/23	1,000,000	965,047
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	2,000,000	1,997,611
3.950% due 09/01/22	2,000,000	2,001,054
MPLX LP 3.375% due 03/15/23	1,500,000	1,468,017
Phillips 66 2.919% (USD LIBOR + 0.600%) due 02/26/21 §	1,500,000	1,502,478
Shell International Finance BV (Netherlands) 1.375% due 09/12/19	650,000	639,582
Williams Partners LP 5.250% due 03/15/20	1,500,000	1,546,902

		22,350,086

Financial - 20.3%

AerCap Ireland Capital DAC (Ireland)
3.750% due 05/15/19	902,000	907,576
3.950% due 02/01/22	960,000	954,882
AIG Global Funding 2.797% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	2,001,995
Air Lease Corp
2.125% due 01/15/20	2,000,000	1,963,713
2.625% due 07/01/22	1,500,000	1,438,273
American Express Co 2.969% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	4,993,262
American Express Credit Corp 2.125% due 03/18/19	1,500,000	1,494,673
Ares Capital Corp
3.625% due 01/19/22	1,000,000	975,745
3.875% due 01/15/20	950,000	953,410
Australia & New Zealand Banking Group Ltd (Australia)
2.300% due 06/01/21	2,500,000	2,430,760
2.550% due 11/23/21	1,350,000	1,310,387
AvalonBay Communities Inc REIT 3.625% due 10/01/20	1,500,000	1,511,880
Bank of America Corp
2.250% due 04/21/20	6,400,000	6,313,615
2.503% due 10/21/22	7,200,000	6,895,415
2.625% due 10/19/20	4,500,000	4,445,248
2.985% (USD LIBOR + 0.650%) due 06/25/22 §	10,000,000	9,994,909
3.359% (USD LIBOR + 1.000%) due 04/24/23 §	6,359,000	6,429,394
3.499% due 05/17/22	5,000,000	4,999,058
3.519% (USD LIBOR + 1.160%) due 01/20/23 §	16,321,000	16,588,050
4.125% due 01/22/24	1,000,000	1,016,826
Bank of Montreal (Canada) 1.900% due 08/27/21	1,500,000	1,436,301
BB&T Corp 2.625% due 06/29/20	3,700,000	3,668,756
Boston Properties LP REIT 4.125% due 05/15/21	1,500,000	1,528,220
Capital One Financial Corp 3.450% due 04/30/21	5,000,000	4,991,428
Citizens Bank NA 3.284% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,004,213
Commonwealth Bank of Australia (Australia) 2.300% due 09/06/19	4,000,000	3,971,334
Cooperatieve Rabobank UA (Netherlands)
2.250% due 01/14/20	6,000,000	5,926,794
4.500% due 01/11/21	1,600,000	1,645,626

	Principal Amount	Value

Credit Suisse AG (Switzerland) 2.300% due 05/28/19	$4,200,000	$4,180,398
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,020,839
Fifth Third Bank 1.625% due 09/27/19	1,455,000	1,432,588
HSBC Bank USA NA 4.875% due 08/24/20	4,000,000	4,120,629
HSBC Holdings PLC (United Kingdom)
2.650% due 01/05/22	3,000,000	2,905,397
3.400% due 03/08/21	6,290,000	6,289,690
ING Bank NV (Netherlands)
2.450% due 03/16/20 ~	1,600,000	1,579,091
2.750% due 03/22/21 ~	2,200,000	2,161,738
Jackson National Life Global Funding 2.500% due 06/27/22 ~	1,850,000	1,783,937
Lloyds Bank PLC (United Kingdom)
2.700% due 08/17/20	1,350,000	1,334,443
2.853% (USD LIBOR + 0.490%) due 05/07/21 §	5,000,000	5,009,115
MassMutual Global Funding II 2.350% due 04/09/19 ~	2,100,000	2,095,117
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,035,764
Mitsubishi UFJ Financial Group Inc (Japan)
3.061% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,314,444
3.150% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,019,356
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	5,906,538
MUFG Union Bank NA 2.250% due 05/06/19	1,500,000	1,492,092
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	2,000,000	1,970,661
2.905% (USD LIBOR + 0.580%) due 09/20/21 § ~	3,000,000	3,001,716
New York Life Global Funding
1.500% due 10/24/19 ~	4,000,000	3,926,111
2.847% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	2,012,502
PNC Bank NA
2.250% due 07/02/19	1,000,000	995,268
2.450% due 11/05/20	3,700,000	3,637,613
Protective Life Global Funding 2.856% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	3,000,422
Royal Bank of Canada (Canada)
2.150% due 10/26/20	2,000,000	1,954,569
3.088% (USD LIBOR + 0.730%) due 02/01/22 §	1,300,000	1,311,234
Sumitomo Mitsui Financial Group Inc (Japan)
2.514% due 01/17/20	7,250,000	7,174,887
2.650% due 07/23/20	2,000,000	1,973,809
2.784% due 07/12/22	2,500,000	2,420,860
2.846% due 01/11/22	1,510,000	1,475,186
3.093% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,135,257
Svenska Handelsbanken AB (Sweden)
1.500% due 09/06/19	2,000,000	1,967,692
2.450% due 03/30/21	2,300,000	2,248,853
The Allstate Corp 2.964% (USD LIBOR + 0.630%) due 03/29/23 §	2,000,000	2,011,046
The Bank of Nova Scotia (Canada) 2.500% due 01/08/21	1,500,000	1,474,013
The Charles Schwab Corp 3.250% due 05/21/21	2,500,000	2,510,808
UBS AG (Switzerland) 2.450% due 12/01/20 ~	1,000,000	978,767

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

UBS Group Funding Switzerland AG (Switzerland) 2.650% due 02/01/22 ~	$2,500,000	$2,409,085
United Overseas Bank Ltd (Singapore) 3.200% due 04/23/21 ~	2,000,000	1,995,777
US Bank NA
2.000% due 01/24/20	1,000,000	985,530
2.050% due 10/23/20	2,100,000	2,050,949
3.104% due 05/21/21	4,000,000	4,000,635
USAA Capital Corp 3.000% due 07/01/20 ~	3,000,000	3,000,578
Ventas Realty LP REIT 4.750% due 06/01/21	1,000,000	1,030,636
Wells Fargo & Co
2.600% due 07/22/20	2,940,000	2,902,792
2.625% due 07/22/22	7,000,000	6,746,698
3.469% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,953,053
Westpac Banking Corp (Australia)
2.150% due 03/06/20	2,000,000	1,968,153
2.800% due 01/11/22	2,000,000	1,953,744
3.046% (USD LIBOR + 0.710%) due 06/28/22 §	4,000,000	4,029,939
3.063% (USD LIBOR + 0.720%) due 05/15/23 §	5,000,000	5,007,813

		255,689,575

Industrial - 0.3%

General Dynamics Corp 2.736% (USD LIBOR + 0.380%) due 05/11/21 §	1,800,000	1,807,012
Union Pacific Corp 3.200% due 06/08/21	2,350,000	2,358,729

		4,165,741

Technology - 1.0%

Apple Inc
2.400% due 01/13/23	4,200,000	4,053,520
2.400% due 05/03/23	3,000,000	2,891,231
Fidelity National Information Services Inc 3.625% due 10/15/20	1,300,000	1,309,091
Microchip Technology Inc 3.922% due 06/01/21 ~	1,200,000	1,202,722
Oracle Corp 2.500% due 10/15/22	2,000,000	1,938,045
salesforce.com Inc 3.250% due 04/11/23	1,500,000	1,492,616

		12,887,225

Utilities - 2.8%

Commonwealth Edison Co 4.000% due 08/01/20	2,100,000	2,139,278
Consolidated Edison Co of New York Inc 2.739% (USD LIBOR + 0.400%) due 06/25/21 §	5,000,000	5,012,647
Dominion Energy Inc
1.600% due 08/15/19	4,924,000	4,849,355
2.579% due 07/01/20	3,100,000	3,055,248
Duke Energy Corp 1.800% due 09/01/21	1,705,000	1,632,412
Electricite de France SA (France) 4.600% due 01/27/20 ~	1,500,000	1,534,015
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,383,565
Mississippi Power Co 2.987% (USD LIBOR + 0.650%) due 03/27/20 §	500,000	500,017
Nevada Power Co 2.750% due 04/15/20	1,800,000	1,797,996

	Principal Amount	Value

Sempra Energy
1.625% due 10/07/19	$3,000,000	$2,944,251
2.400% due 02/01/20	2,000,000	1,976,520
2.791% (USD LIBOR + 0.450%) due 03/15/21 §	2,000,000	2,001,657
Southern California Edison Co 2.900% due 03/01/21	3,000,000	2,981,663
Southern Power Co 2.875% (USD LIBOR + 0.550%) due 12/20/20 § ~	1,000,000	1,000,637
WEC Energy Group Inc 3.375% due 06/15/21	2,100,000	2,107,240

		35,916,501

Total Corporate Bonds & Notes (Cost $515,045,129)		513,974,304

ASSET-BACKED SECURITIES - 15.6%

Ally Auto Receivables Trust
1.810% due 06/15/20	2,109,251	2,103,256
1.840% due 01/15/20	1,479,420	1,479,057
2.397% due 07/15/19 ±	8,000,000	8,000,000
2.720% due 05/17/21 ±	8,000,000	7,999,800
American Express Credit Account Master Trust 1.640% due 12/15/21	28,400,000	28,159,006
AmeriCredit Automobile Receivables Trust
1.830% due 05/18/21	3,840,470	3,824,662
2.710% due 07/19/21	2,000,000	1,999,744
Capital Auto Receivables Asset Trust
2.100% due 03/20/19 ~	1,720,573	1,722,247
2.540% due 10/20/20 ~	3,500,000	3,502,048
Chase Issuance Trust
1.370% due 06/15/21	7,750,000	7,654,486
1.580% due 08/16/21	5,000,000	4,938,028
1.620% due 07/15/20	5,450,000	5,448,342
Citibank Credit Card Issuance Trust
1.740% due 01/19/21	7,465,000	7,434,075
1.800% due 09/20/21	7,415,000	7,325,541
2.150% due 07/15/21	7,317,000	7,275,400
CNH Equipment Trust 1.840% due 03/15/21	2,000,000	1,989,043
Ford Credit Auto Owner Trust 1.800% due 09/15/20	4,535,211	4,523,921
Honda Auto Receivables Owner Trust
1.800% due 01/21/20	1,887,305	1,881,415
1.900% due 03/15/19	1,114,025	1,114,040
2.360% due 06/15/20	4,000,000	3,993,016
2.660% due 12/18/20	3,000,000	2,999,541
Hyundai Auto Receivables Trust 1.370% due 07/15/20	2,331,066	2,324,586
John Deere Owner Trust
1.950% due 03/15/19	1,047,299	1,046,682
2.420% due 10/15/20	2,500,000	2,494,605
Navient Student Loan Trust
2.331% (USD LIBOR + 0.240%) due 09/27/66 § ~	3,796,652	3,797,701
2.331% (USD LIBOR + 0.240%) due 03/25/67 § ~	4,958,255	4,962,773
2.358% (USD LIBOR + 0.270%) due 03/25/67 § ~ ±	6,000,000	6,000,000
Nelnet Student Loan Trust
2.440% (USD LIBOR + 0.110%) due 08/23/27 §	2,041,148	2,039,135
2.460% (USD LIBOR + 0.100%) due 01/25/30 §	2,705,699	2,703,623
Nissan Auto Receivables Owner Trust
1.900% due 03/15/19	806,732	806,745
2.390% due 12/15/20	3,500,000	3,492,326
Santander Drive Auto Receivables Trust
2.350% due 04/15/19	5,237,575	5,237,666
2.450% due 06/17/19	11,500,000	11,509,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value

2.580% due 10/15/20	$3,000,000	$2,997,918
2.780% due 03/15/21	5,500,000	5,504,802
SLM Student Loan Trust
2.450% (USD LIBOR + 0.090%) due 10/25/24 §	1,024,545	1,023,889
2.460% (USD LIBOR + 0.100%) due 01/27/25 §	483,552	483,549
2.460% (USD LIBOR + 0.100%) due 04/25/27 §	1,445,344	1,444,052
2.470% (USD LIBOR + 0.110%) due 07/25/25 §	253,412	253,402
2.910% (USD LIBOR + 0.550%) due 04/27/26 § ~	1,603,714	1,608,499
2.910% (USD LIBOR + 0.550%) due 10/26/26 §	1,775,486	1,777,894
SMB Private Education Loan Trust
2.343% (USD LIBOR + 0.270%) due 06/17/24 § ~	4,411,625	4,411,685
2.404% (USD LIBOR + 0.320%) due 12/16/24 § ~	7,000,000	7,008,965
Toyota Auto Receivables Owner Trust
1.740% due 08/17/20	3,500,000	3,483,271
2.640% due 03/15/21	3,000,000	2,998,696
Verizon Owner Trust 1.420% due 01/20/21 ~	1,250,000	1,243,786

Total Asset-Backed Securities (Cost $195,921,414)		196,021,933

U.S. TREASURY OBLIGATIONS - 40.3%

U.S. Treasury Notes - 40.3%

1.125% due 01/31/19	114,100,000	113,398,018
1.375% due 07/31/19 ‡	52,000,000	51,448,516
1.500% due 12/31/18	180,000,000	179,412,890
2.000% due 01/31/20	55,500,000	55,089,170
2.500% due 05/31/20	18,500,000	18,492,412
3.125% due 05/15/19	89,000,000	89,591,015

		507,432,021

Total U.S. Treasury Obligations (Cost $507,760,277)		507,432,021

	Shares	Value

SHORT-TERM INVESTMENTS - 4.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio	1,416,190	$1,416,190

	Principal Amount

U.S. Treasury Bills - 4.0%

2.033% due 11/23/18	$50,000,000	49,599,000

Total Short-Term Investments (Cost $51,003,934)		51,015,190

TOTAL INVESTMENTS - 100.8% (Cost $1,269,730,754)		1,268,443,448

DERIVATIVES - (0.8%)
(See Notes (b) and (c) in Notes to Schedule of Investments)		(10,131,548)

OTHER ASSETS & LIABILITIES, NET - 0.0%		508,829

NET ASSETS - 100.0%		$1,258,820,729

Notes to Schedule of Investments

(a)	As of June 30, 2018, an investment with a value of $23,489,150 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.

(b)	Open futures contracts outstanding as of June 30, 2018 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/18	1	$139,350	$136,080	$3,270

(c)	Swap agreement outstanding as of June 30, 2018 was as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI World Index	3-Month USD-LIBOR - 0.350%	Z	CIT	10/12/18	$218,373,887	($5,536,984)	$—	($5,536,984)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.010%	Z	GSC	10/12/18	57,471,010	(2,137,757)	—	(2,137,757)
Russell Mid-Cap Value Index	3-Month USD-LIBOR - 0.050%	Z	GSC	10/12/18	48,179,597	(790,501)	—	(790,501)
MSCI World Index	3-Month USD-LIBOR - 0.420%	Z	MSC	10/12/18	50,179,687	(1,272,332)	—	(1,272,332)
Russell 1000 Index	3-Month USD-LIBOR - 0.020%	Z	MSC	10/12/18	2,006,441	(48,116)	—	(48,116)
Russell 2000 Index	3-Month USD-LIBOR - 0.150%	Z	MSC	10/12/18	2,013,003	(44,807)	—	(44,807)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.440%	Z	BRC	03/14/19	22,703,203	1,320,585	—	1,320,585
MSCI World Index	3-Month USD-LIBOR - 0.065%	Z	JPM	03/14/19	325,676,417	4,629,833	—	4,629,833
Russell 1000 Index	3-Month USD-LIBOR + 0.530%	Z	JPM	03/14/19	5,147,975	(128,705)	—	(128,705)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.380%	Z	JPM	03/14/19	32,443,245	1,061,589	—	1,061,589
Russell 2000 Index	3-Month USD-LIBOR	Z	MSC	03/14/19	6,572,860	689,947	—	689,947

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.340%	Z	MSC	03/14/19	$19,843,447	$1,048,746	$—	$1,048,746
MSCI World Index	3-Month USD-LIBOR - 0.140%	Z	BRC	05/16/19	2,003,682	(26,906)	—	(26,906)
S&P 500 Index	3-Month USD-LIBOR + 0.500%	Z	BRC	05/16/19	25,385,812	(290,409)	—	(290,409)
S&P Mid-Cap 400 Index	3-Month USD-LIBOR + 0.340%	Z	JPM	05/16/19	89,715,469	980,067	—	980,067
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	MSC	05/16/19	63,074,578	(2,039,203)	—	(2,039,203)
MSCI Japan Index	3-Month USD-LIBOR + 0.150%	Z	MSC	05/16/19	3,752,840	(147,124)	—	(147,124)
MSCI World Index	3-Month USD-LIBOR - 0.120%	Z	MSC	05/16/19	488,766,512	(8,749,811)	—	(8,749,811)
MSCI World Index	3-Month USD-LIBOR - 0.290%	Z	CIT	08/15/19	1,010,318	(21,930)	—	(21,930)
MSCI World Index	3-Month USD-LIBOR - 0.300%	Z	CIT	08/15/19	268,553,574	(6,809,316)	—	(6,809,316)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.150%	Z	CIT	08/15/19	48,179,597	(790,501)	—	(790,501)
Russell 1000 Index	3-Month USD-LIBOR + 0.170%	Z	MSC	08/15/19	2,006,441	(48,117)	—	(48,117)
Russell 2000 Index	3-Month USD-LIBOR - 0.100%	Z	MSC	08/15/19	2,013,003	(44,807)	—	(44,807)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.100%	Z	MSC	08/15/19	57,471,010	(2,137,757)	—	(2,137,757)

						($21,334,316)	$—	($21,334,316)

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Pacific Index	3-Month USD-LIBOR - 0.010%	Z	BRC	10/12/18	$6,993,767	$225,481	$—	$225,481
DJ Industrial Average Index	3-Month USD-LIBOR + 0.010%	Z	CIT	10/12/18	8,996,094	368,343	—	368,343
MSCI EAFE Index	3-Month USD-LIBOR - 0.100%	Z	CIT	10/12/18	29,132,719	848,033	—	848,033
S&P 500 Index	3-Month USD-LIBOR	Z	CIT	10/12/18	34,097,730	810,204	—	810,204
S&P Mid-Cap 400 Index	3-Month USD-LIBOR - 0.100%	Z	CIT	10/12/18	7,011,906	175,186	—	175,186
Russell Mid-Cap Index	3-Month USD-LIBOR - 0.180%	Z	JPM	10/12/18	1,002,540	25,246	—	25,246
MSCI Canada Index	3-Month USD-LIBOR - 0.350%	Z	MSC	10/12/18	1,003,341	10,153	—	10,153
MSCI Europe Index	3-Month USD-LIBOR - 0.190%	Z	MSC	10/12/18	13,098,545	358,854	—	358,854
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.075%	Z	MSC	10/12/18	6,034,578	157,875	—	157,875
Russell 1000 Value Index	3-Month USD-LIBOR + 0.075%	Z	MSC	10/12/18	9,999,752	219,921	—	219,921
MSCI EAFE Index	3-Month USD-LIBOR + 0.080%	Z	BRC	03/14/19	61,683,884	648,508	—	648,508
S&P 500 Index	3-Month USD-LIBOR + 0.520%	Z	GSC	03/14/19	24,398,398	(697,004)	—	(697,004)
MSCI Canada Index	3-Month USD-LIBOR - 0.440%	Z	BRC	05/16/19	21,323,971	(696,346)	—	(696,346)
MSCI Europe Index	3-Month USD-LIBOR - 0.270%	Z	BRC	05/16/19	89,467,806	2,651,388	—	2,651,388
MSCI Pacific Index	3-Month USD-LIBOR + 0.150%	Z	BRC	05/16/19	59,034,942	2,239,261	—	2,239,261
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.380%	Z	GSC	05/16/19	8,118,948	58,312	—	58,312
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.340%	Z	GSC	05/16/19	15,714,227	40,498	—	40,498
Russell 1000 Value Index	3-Month USD-LIBOR + 0.430%	Z	JPM	05/16/19	29,434,197	712,633	—	712,633
Russell 2000 Index	3-Month USD-LIBOR - 0.080%	Z	JPM	05/16/19	1,527,132	(55,558)	—	(55,558)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.440%	Z	MSC	05/16/19	23,922,997	(100,786)	—	(100,786)
MSCI Canada Index	3-Month USD-LIBOR - 0.750%	Z	BRC	08/15/19	1,003,341	10,153	—	10,153
MSCI Pacific Index	3-Month USD-LIBOR + 0.080%	Z	BRC	08/15/19	6,993,776	225,481	—	225,481
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	CIT	08/15/19	29,132,719	848,033	—	848,033
MSCI Europe Index	3-Month USD-LIBOR - 0.180%	Z	CIT	08/15/19	13,098,545	358,854	—	358,854
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	6,034,578	157,875	—	157,875
Russell 1000 Value Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	9,999,752	219,921	—	219,921
Russell Mid-Cap Index	3-Month USD-LIBOR	Z	GSC	08/15/19	1,002,540	25,246	—	25,246
S&P Mid-Cap 400 Index	3-Month USD-LIBOR	Z	GSC	08/15/19	7,011,906	175,186	—	175,186
DJ Industrial Average Index	3-Month USD-LIBOR + 0.140%	Z	MSC	08/15/19	8,996,094	368,343	—	368,343
S&P 500 Index	3-Month USD-LIBOR + 0.130%	Z	MSC	08/15/19	34,097,730	810,204	—	810,204

						$11,199,498	$—	$11,199,498

Total Swap Agreements						($10,134,818)	$—	($10,134,818)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2018:

		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$513,974,304	$—	$513,974,304	$—
	Asset-Backed Securities	196,021,933	—	174,022,133	21,999,800
	U.S. Treasury Obligations	507,432,021	—	507,432,021	—
	Short-Term Investments	51,015,190	1,416,190	49,599,000	—
	Derivatives:
	Equity Contracts
	Futures	3,270	3,270	—	—
	Swaps	22,479,959	—	22,479,959	—

	Total Assets - Derivatives	22,483,229	3,270	22,479,959	—

	Total Assets	1,290,926,677	1,419,460	1,267,507,417	21,999,800

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(32,614,777)	—	(32,614,777)	—

	Total Liabilities	(32,614,777)	—	(32,614,777)	—

	Total	$1,258,311,900	$1,419,460	$1,234,892,640	$21,999,800

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2018:

Asset-Backed Securities
Value, Beginning of Year	$—
Purchases	21,999,800
Sales (Includes Paydowns)	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	—
Transfers Out	—

Value, End of Period	$21,999,800

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

Significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 148 and 149

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2018 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2018.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2018.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments).
l	Total shares owned by the Fund as of June 30, 2018 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 2D in Supplemental Notes to Schedules of Investments).

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:

AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLF	Chilean Unidad de Fomento
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lankan Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Riyal
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR LIBOR	Euro London Interbank Offered Rate
GBP LIBOR	British Pound London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
USD LIBOR	United States Dollar London Interbank Offered Rate
UST	United States Treasury Rate

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2018 (Unaudited)

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2018 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2018, the Trust was comprised of thirty-five separate funds, as presented in the Schedule of Investments (each individually a “Fund”, and collectively the “Funds”):

Fund
Pacific FundsSM Portfolio Optimization Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate (1)
Pacific FundsSM Portfolio Optimization Growth (1)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)
Pacific FundsSM Diversified Alternatives
Pacific FundsSM Short Duration Income (2)
Pacific FundsSM Core Income (2)
Pacific FundsSM Strategic Income (2)
Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM High Income (2)
Pacific FundsSM Large-Cap (3)
Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Small-Cap (3)
Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Small-Cap Growth (3)

Fund
PF Inflation Managed Fund (4)
PF Managed Bond Fund (4)
PF Short Duration Bond Fund (4)
PF Emerging Markets Debt Fund (4)
PF Developing Growth Fund (4)
PF Growth Fund (4)
PF Large-Cap Value Fund (4)
PF Mid-Cap Equity Fund (5)
PF Small-Cap Value Fund (4)
PF Emerging Markets Fund (4)
PF International Large-Cap Fund (4)
PF International Small-Cap Fund (4)
PF International Value Fund (4)
PF Real Estate Fund (4)
PF Currency Strategies Fund (4)
PF Equity Long/Short Fund (4)
PF Global Absolute Return Fund (4)
PF Multi-Asset Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.
(4)	These Funds are collectively known as the “PF Underlying Funds”.
(5)	Class P shares of the PF Mid-Cap Equity are not available for investment by funds of funds of the Trust.

The Trust’s Board of Trustees approved a Plan of Liquidation for the PF Comstock, PF Large-Cap Growth, PF Main Street Core and PF Mid-Cap Value Funds. The PF Large-Cap Growth and PF Mid-Cap Value Funds were liquidated on July 13, 2018. The liquidation of PF Comstock and PF Main Street Core Funds were liquidated on August 16, 2018. As of June 30, 2018, the liquidated funds had uninvested cash balances and are not presented in the Schedules of Investments.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund is divided into shares and share classes. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Affiliated or Unaffiliated Investment Companies

Fund investments in affiliated or unaffiliated investment companies, including mutual funds, are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, benchmark, proxy and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 2C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value of future cash flows, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2018, no participation interest in Senior Loans was held by any Funds.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2018, none of the Funds presented in this report had any unfunded loan commitments.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government of Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability. The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2018 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying reference asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying reference asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying reference asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying reference asset. None of the Funds held volatility swaps as of June 30, 2018.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

5. INVESTMENT WITH AFFILIATED FUNDS

As of June 30, 2018, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended June 30, 2018 is as follows:

	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2018
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$12,008,188	$676,703	$103,279	$596,712	($20,633)	($137,625)	$12,033,200	1,162,628
Pacific Funds Floating Rate Income	10,788,557	10,632,204	84,959	11,182,225	(3,896)	(56,137)	10,263,462	1,018,201
Pacific Funds High Income	13,332,629	44,826	182,625	3,703,142	(17,633)	(55,318)	9,783,987	972,563
PF Inflation Managed	22,457,862	94,238	—	1,265,723	5,796	160,664	21,452,837	2,396,965
PF Managed Bond	108,532,267	451,366	—	5,508,434	(154,650)	(1,073,786)	102,246,763	9,775,025
PF Short Duration Bond	40,140,896	169,629	—	2,121,546	(34,776)	153,479	38,307,682	3,900,986
PF Emerging Markets Debt	12,362,023	3,740,469	—	639,237	(25,569)	(927,103)	14,510,583	1,675,587
PF Comstock	4,391,519	1,922	—	4,622,244	2,624,866	(2,396,063)	—	—
PF Growth	2,177,824	961	—	2,360,738	1,119,503	(937,550)	—	—
PF Large-Cap Growth	431,220	192	—	474,559	231,702	(188,555)	—	—
PF Large-Cap Value	5,438,384	19,424	—	1,354,185	685,336	(599,880)	4,189,079	241,306
PF Main Street Core	1,735,705	769	—	1,833,744	1,138,476	(1,041,206)	—	—
PF Mid-Cap Equity	736,134	321	—	780,526	450,159	(406,088)	—	—
PF Mid-Cap Value	4,689,761	2,049	—	4,795,168	1,119,128	(1,015,770)	—	—
PF Small-Cap Value	1,469,882	6,499	—	137,108	20,224	69,408	1,428,905	120,076
PF Emerging Markets	7,523,652	175,470	—	378,116	62,598	(371,307)	7,012,297	422,937
PF International Large-Cap	5,745,646	5,364	—	5,154,030	1,179,131	(1,060,593)	715,518	34,334
PF International Small-Cap	3,013,395	32,935	—	151,246	(2,321)	(92,347)	2,800,416	257,628
PF International Value	2,434,976	5,126	—	1,386,949	392,423	(455,126)	990,450	102,108
PF Real Estate	1,539,980	6,499	—	143,165	(41,566)	134,181	1,495,929	118,630
PF Currency Strategies	5,609,576	23,397	—	343,280	(25,781)	131,143	5,395,055	580,114
PF Equity Long/Short	5,580,935	399,231	—	279,800	(13,260)	(480,731)	5,206,375	588,291
PF Global Absolute Return	5,670,880	185,681	—	279,800	(19,837)	(167,374)	5,389,550	589,022
PF Multi-Asset	28,274,555	20,519,650	—	—	—	172,183	48,966,388	5,074,237
	$306,086,446	$37,194,925	$370,863	$49,491,677	$8,669,420	($10,641,501)	$292,188,476

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$15,100,997	$7,854	$127,334	$899,680	($30,053)	($166,985)	$14,139,467	1,366,132
Pacific Funds Floating Rate Income	16,022,369	15,736,532	126,426	16,582,016	(5,764)	(83,472)	15,214,075	1,509,333
Pacific Funds High Income	11,598,181	6,069	171,413	649,676	(2,653)	(83,450)	11,039,884	1,097,404
PF Inflation Managed	18,850,021	9,758	—	1,016,027	7,152	133,429	17,984,333	2,009,423
PF Managed Bond	136,762,116	70,569	—	10,126,951	(327,885)	(1,236,886)	125,140,963	11,963,763
PF Short Duration Bond	31,521,230	35,847	—	1,626,178	(26,255)	119,891	30,024,535	3,057,488
PF Emerging Markets Debt	16,056,221	5,440,659	—	892,515	(46,560)	(1,200,904)	19,356,901	2,235,208
Pacific Funds Small-Cap Growth	1,509,760	834	—	128,394	13,407	87,493	1,483,100	112,527
PF Comstock	11,118,411	6,069	—	11,703,487	5,318,267	(4,739,260)	—	—
PF Developing Growth	652,667	358	—	117,012	39,408	58,775	634,196	37,174
PF Growth	2,330,560	1,309	—	2,526,788	1,798,699	(1,603,780)	—	—
PF Large-Cap Growth	2,348,242	1,309	—	2,584,861	1,282,835	(1,047,525)	—	—
PF Large-Cap Value	12,587,390	7,020	—	6,850,933	3,325,471	(3,073,724)	5,995,224	345,347
PF Main Street Core	10,528,986	5,831	—	11,124,917	5,448,379	(4,858,279)	—	—
PF Mid-Cap Equity	2,840,731	1,547	—	3,012,429	1,492,029	(1,321,878)	—	—
PF Mid-Cap Value	6,957,566	3,808	—	7,114,239	1,631,022	(1,478,157)	—	—
PF Small-Cap Value	4,388,500	2,380	—	423,460	75,369	193,170	4,235,959	355,963
PF Emerging Markets	17,886,152	422,238	—	942,715	177,977	(916,805)	16,626,847	1,002,825
PF International Large-Cap	12,990,756	6,902	—	11,132,285	4,121,146	(3,865,551)	2,120,968	101,774
PF International Small-Cap	8,945,799	108,740	—	471,354	(8,960)	(274,253)	8,299,972	763,567
PF International Value	9,943,151	5,236	—	7,012,326	1,680,274	(1,890,339)	2,725,996	281,030
PF Real Estate	4,571,967	2,379	—	414,542	(132,012)	407,232	4,435,024	351,707
PF Currency Strategies	8,332,641	4,284	—	496,109	(35,720)	193,236	7,998,332	860,036
PF Equity Long/Short	8,288,482	599,417	—	436,005	(23,188)	(712,836)	7,715,870	871,850
PF Global Absolute Return	8,422,793	280,921	—	436,005	(25,730)	(252,972)	7,989,007	873,115
PF Multi-Asset	71,419,307	57,378,729	—	—	—	294,825	129,092,861	13,377,499
	$451,974,996	$80,146,599	$425,173	$98,720,904	$25,746,655	($27,319,005)	$432,253,514

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2018
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$29,863,502	$20,042	$249,101	$2,932,829	($110,595)	($278,064)	$26,811,157	2,590,450
Pacific Funds Floating Rate Income	20,353,016	20,090,473	161,083	20,889,262	(5,341)	(109,185)	19,600,784	1,944,522
Pacific Funds High Income	33,708,038	21,315	469,692	7,973,167	(38,311)	(158,136)	26,029,431	2,587,419
PF Inflation Managed	27,244,820	107,267	—	1,185,690	7,466	198,573	26,372,436	2,946,641
PF Managed Bond	264,563,772	178,130	—	19,441,342	(598,146)	(2,440,894)	242,261,520	23,160,757
PF Short Duration Bond	40,623,281	276,808	—	1,778,534	(28,880)	150,216	39,242,891	3,996,221
PF Emerging Markets Debt	27,187,923	1,902,814	—	1,185,689	(50,699)	(1,991,019)	25,863,330	2,986,528
Pacific Funds Small-Cap Growth	9,630,161	7,059	—	728,271	9,325	635,196	9,553,470	724,846
PF Comstock	37,382,885	14,451	—	39,048,343	16,191,279	(14,238,844)	301,428	18,607
PF Developing Growth	3,232,758	2,353	—	545,009	267,607	219,481	3,177,190	186,236
PF Growth	67,208,407	48,304	—	7,565,460	119,803	4,358,924	64,169,978	2,370,520
PF Large-Cap Growth	17,088,528	6,727	—	18,770,434	9,127,972	(7,409,332)	43,461	3,734
PF Large-Cap Value	47,781,415	31,896,584	—	2,580,884	718,116	(574,799)	77,240,432	4,449,334
PF Main Street Core	50,936,766	19,933	—	53,570,976	21,818,352	(18,949,578)	254,497	17,231
PF Mid-Cap Equity	12,957,985	4,984	—	13,742,694	5,232,856	(4,453,131)	—	—
PF Mid-Cap Value	34,830,270	13,456	—	35,541,924	8,062,008	(7,290,899)	72,911	5,622
PF Small-Cap Value	32,641,447	23,530	—	2,827,790	504,295	1,493,944	31,835,426	2,675,246
PF Emerging Markets	66,250,540	1,962,985	—	2,964,224	593,151	(3,358,417)	62,484,035	3,768,639
PF International Large-Cap	42,435,927	23,386	—	21,516,522	9,043,310	(8,561,916)	21,424,185	1,028,032
PF International Small-Cap	33,146,658	592,036	—	1,482,117	(26,268)	(1,038,828)	31,191,481	2,869,501
PF International Value	42,201,525	25,971	—	11,441,055	2,114,248	(3,649,475)	29,251,214	3,015,589
PF Real Estate	13,566,494	9,412	—	1,063,958	(59,332)	880,112	13,332,728	1,057,314
PF Currency Strategies	23,314,463	16,000	—	1,068,714	(95,845)	541,910	22,707,814	2,441,701
PF Equity Long/Short	21,894,327	1,729,827	—	978,169	(50,605)	(1,906,530)	20,688,850	2,337,723
PF Global Absolute Return	22,242,579	895,526	—	978,170	(35,984)	(703,814)	21,420,137	2,340,999
PF Multi-Asset	303,577,481	169,133,148	—	—	—	3,141,150	475,851,779	49,311,065
	$1,325,864,968	$229,022,521	$879,876	$271,801,227	$72,709,782	($65,493,355)	$1,291,182,565

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$9,763,241	$135,291	$83,241	$455,349	($13,599)	($114,729)	$9,398,096	908,029
Pacific Funds Floating Rate Income	10,270,420	10,175,096	81,327	10,584,841	(3,049)	(54,854)	9,884,099	980,565
Pacific Funds High Income	10,228,959	19,781	152,072	479,335	(2,197)	(74,877)	9,844,403	978,569
PL Inflation Managed Fund	5,165,217	22,521	—	239,664	1,227	37,783	4,987,084	557,216
PF Managed Bond	88,559,419	1,457,039	—	4,098,186	(114,577)	(884,379)	84,919,316	8,118,481
PF Emerging Markets Debt	20,604,556	1,464,267	—	958,638	(68,294)	(1,479,292)	19,562,599	2,258,961
Pacific Funds Small-Cap Growth	10,727,966	9,953	—	858,289	12,006	707,027	10,598,663	804,147
PF Comstock	47,629,727	43,885	—	50,160,798	17,123,715	(14,636,529)	—	—
PF Developing Growth	3,930,872	3,620	—	681,890	68,639	524,106	3,845,347	225,401
PF Growth	100,139,562	93,199	—	36,490,778	1,012,569	6,113,060	70,867,612	2,617,939
PF Large-Cap Growth	16,756,209	15,834	—	18,457,460	8,824,199	(7,138,782)	—	—
PF Large-Cap Value	61,938,367	28,822,217	—	3,494,962	762,581	(391,071)	87,637,132	5,048,222
PF Main Street Core	53,064,448	49,766	—	56,101,141	21,612,313	(18,625,386)	—	—
PF Mid-Cap Equity	9,818,882	9,049	—	10,418,488	3,931,959	(3,341,402)	—	—
PF Mid-Cap Value	19,899,376	18,549	—	20,357,771	4,615,478	(4,175,632)	—	—
PF Small-Cap Value	29,677,556	27,146	—	2,625,870	681,829	1,135,099	28,895,760	2,428,215
PF Emerging Markets	60,251,593	1,848,607	—	2,875,923	399,137	(2,911,301)	56,712,113	3,420,514
PF International Large-Cap	45,115,963	40,718	—	22,505,318	9,229,330	(8,730,611)	23,150,082	1,110,849
PF International Small-Cap	30,151,859	565,279	—	1,437,973	(27,522)	(941,343)	28,310,300	2,604,443
PF International Value	62,945,157	56,100	—	29,678,761	3,753,761	(5,605,928)	31,470,329	3,244,364
PF Real Estate	15,419,418	13,573	—	6,181,627	970,283	(137,086)	10,084,561	799,727
PF Currency Strategies	13,485,480	14,564	—	623,121	(44,327)	302,445	13,135,041	1,412,370
PF Equity Long/Short	13,539,320	1,123,106	—	647,082	(34,665)	(1,177,397)	12,803,282	1,446,698
PF Global Absolute Return	13,765,686	595,702	—	647,082	(38)	(458,045)	13,256,223	1,448,768
PF Multi-Asset	242,328,530	202,258,723	—	—	—	809,182	445,396,435	46,155,071
	$995,177,783	$248,883,585	$316,640	$281,060,347	$72,690,758	($61,249,942)	$974,758,477

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2018
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$3,463,583	$3,469,595	$27,616	$3,564,730	($790)	($18,954)	$3,376,320	334,952
PF Managed Bond	24,042	—	—	23,656	(28)	(358)	—	—
PL Emerging Markets Debt	3,456,106	275,647	—	128,922	(5,760)	(255,728)	3,341,343	385,836
Pacific Funds Small-Cap Growth	4,903,851	24,074	—	320,730	4,627	325,337	4,937,159	374,595
PF Comstock	16,355,050	66,051	—	17,280,515	6,466,138	(5,606,724)	—	—
PF Developing Growth	1,649,781	8,022	—	265,959	162,293	87,873	1,642,010	96,249
PF Growth	34,863,767	171,860	—	1,690,110	563	2,303,480	35,649,560	1,316,940
PF Large-Cap Growth	13,397,863	55,376	—	14,810,591	5,986,879	(4,629,527)	—	—
PF Large-Cap Value	27,201,526	7,974,915	—	1,148,088	236,399	(4,024)	34,260,728	1,973,544
PF Main Street Core	20,845,041	85,400	—	22,112,380	8,071,578	(6,889,639)	—	—
PF Mid-Cap Equity	4,958,077	20,016	—	5,278,504	1,915,516	(1,615,105)	—	—
PF Mid-Cap Value	4,427,120	18,015	—	4,543,806	1,037,089	(938,418)	—	—
PF Small-Cap Value	13,341,629	64,197	—	1,064,717	266,110	554,364	13,161,583	1,106,015
PF Emerging Markets	23,672,464	832,395	—	902,428	114,385	(1,113,448)	22,603,368	1,363,291
PF International Large-Cap	19,109,882	84,455	—	8,339,894	3,725,148	(3,541,156)	11,038,435	529,675
PF International Small-Cap	11,811,550	309,799	—	451,215	(8,563)	(378,205)	11,283,366	1,038,028
PF International Value	26,144,575	114,524	—	10,431,827	1,139,764	(1,981,338)	14,985,698	1,544,917
PF Real Estate	5,190,610	24,074	—	364,738	(19,563)	337,056	5,167,439	409,789
PF Currency Strategies	3,509,231	16,049	—	141,735	(6,754)	74,452	3,451,243	371,101
PF Equity Long/Short	3,381,718	292,437	—	128,922	(6,896)	(298,490)	3,239,847	366,084
PF Global Absolute Return	3,448,337	150,428	—	128,922	(99)	(115,416)	3,354,328	366,593
PF Multi-Asset	87,733,392	71,497,985	—	—	—	336,606	159,567,983	16,535,542
	$332,889,195	$85,555,314	$27,616	$93,122,389	$29,078,036	($23,367,362)	$331,060,410

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$3,683,217	$4,234,716	$30,718	$4,159,378	($941)	($21,156)	$3,767,176	373,728
PF Inflation Managed	2,056,202	262,780	—	228,898	(4,367)	19,925	2,105,642	235,267
PF Emerging Markets Debt	6,089,353	525,558	—	457,795	(53,562)	(419,028)	5,684,526	656,412
PF Emerging Markets	2,799,853	367,891	—	320,456	(9,473)	(108,834)	2,728,981	164,595
PF International Small-Cap	2,775,316	262,779	—	228,897	(14,422)	(77,099)	2,717,677	250,016
PF Real Estate	1,228,163	157,667	—	137,338	(36,308)	114,978	1,327,162	105,247
PF Currency Strategies	8,334,492	1,313,897	—	1,144,488	(32,029)	204,607	8,676,479	932,955
PF Equity Long/Short	4,411,448	578,116	—	503,575	(62,576)	(336,677)	4,086,736	461,778
PF Global Absolute Return	9,387,866	1,313,897	—	1,144,488	(27,955)	(300,557)	9,228,763	1,008,608
	$40,765,910	$9,017,301	$30,718	$8,325,313	($241,633)	($923,841)	$40,323,142

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions, if any.

As of June 30, 2018, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Percentage Ownership
Pacific Funds Large-Cap Value	58.00%
Pacific Funds Large-Cap Growth	24.21%
Pacific Funds Small-Cap Value	42.82%
PF Mid-Cap Equity	100.00%

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales for Federal income tax purposes as of June 30, 2018, were as follows:

				Net	Net
Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$291,875,766	$2,999,124	($2,686,414)	$312,710	$—	$312,710
Pacific Funds Portfolio Optimization Moderate-Conservative	428,011,858	9,315,297	(5,073,641)	4,241,656	—	4,241,656
Pacific Funds Portfolio Optimization Moderate	1,203,255,055	99,632,619	(11,705,109)	87,927,510	—	87,927,510
Pacific Funds Portfolio Optimization Growth	878,064,708	105,184,770	(8,491,001)	96,693,769	—	96,693,769
Pacific Funds Portfolio Optimization Aggressive-Growth	288,370,160	45,110,694	(2,420,444)	42,690,250	—	42,690,250
Pacific Funds Diversified Alternatives	41,542,740	611,578	(1,831,176)	(1,219,598)	—	(1,219,598)
Pacific Funds Short Duration Income	442,456,606	1,135,399	(4,319,825)	(3,184,426)	—	(3,184,426)
Pacific Funds Core Income	665,303,099	1,709,641	(14,067,171)	(12,357,530)	—	(12,357,530)
Pacific Funds Strategic Income	584,930,265	5,327,277	(11,470,056)	(6,142,779)	—	(6,142,779)
Pacific Funds Floating Rate Income	1,947,025,213	4,811,859	(9,766,703)	(4,954,844)	—	(4,954,844)
Pacific Funds High Income	69,775,556	453,500	(1,313,059)	(859,559)	—	(859,559)
PF Inflation Managed	99,162,747	422,816	(4,804,837)	(4,382,021)	25,797	(4,356,224)
PF Managed Bond	741,894,799	10,976,399	(27,133,492)	(16,157,093)	553,150	(15,603,943)
PF Short Duration Bond	107,872,419	58,658	(933,258)	(874,600)	21,223	(853,377)
PF Emerging Markets Debt	91,627,187	471,238	(5,797,025)	(5,325,787)	(730,142)	(6,055,929)
Pacific Funds Large-Cap	15,779,771	2,673,041	(313,363)	2,359,678	—	2,359,678
Pacific Funds Large-Cap Value	24,994,173	4,624,473	(522,379)	4,102,094	—	4,102,094
Pacific Funds Small/Mid-Cap	231,482,545	38,919,009	(6,569,229)	32,349,780	—	32,349,780
Pacific Funds Small-Cap	21,867,598	3,688,746	(541,483)	3,147,263	—	3,147,263
Pacific Funds Small-Cap Value	23,863,491	5,809,129	(577,921)	5,231,208	—	5,231,208
Pacific Funds Small-Cap Growth	47,077,086	11,192,677	(2,433,236)	8,759,441	—	8,759,441
PF Developing Growth	6,206,701	3,054,097	(57,695)	2,996,402	—	2,996,402
PF Growth	97,584,683	73,803,742	(452,804)	73,350,938	—	73,350,938
PF Large-Cap Value	138,157,285	72,706,601	(1,497,023)	71,209,578	—	71,209,578
PF Mid-Cap Equity	9,637,566	452,912	(314,428)	138,484	—	138,484
PF Small-Cap Value	60,053,246	20,571,583	(1,087,539)	19,484,044	—	19,484,044
PF Emerging Markets	116,848,411	57,906,608	(5,824,553)	52,082,055	—	52,082,055
PF International Large-Cap	31,795,839	26,280,048	(466,842)	25,813,206	—	25,813,206
PF International Small-Cap	80,031,110	9,192,356	(4,934,203)	4,258,153	—	4,258,153
PF International Value	74,846,047	7,064,807	(3,527,289)	3,537,518	—	3,537,518
PF Real Estate	28,574,599	7,296,526	(83,877)	7,212,649	—	7,212,649
PF Currency Strategies	61,107,314	22,851	(396,851)	(374,000)	1,407,862	1,033,862
PF Equity Long/Short	44,202,672	5,693	(95)	5,598	(841,577)	(835,979)
PF Global Absolute Return	56,287,325	1,553,676	(2,761,167)	(1,207,491)	(219,874)	(1,427,365)
PF Multi-Asset	1,269,928,181	444,559	(1,929,292)	(1,484,733)	(10,131,548)	(11,616,281)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives and short sales, if any.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	August 29, 2018

/s/ Trevor Smith
Trevor Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	August 29, 2018